SCUDDER

Scudder Money Market Series

Institutional Shares
Fund #403

Prospectus
October 1, 1999

As with all mutual funds, the Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.

Scudder Money Market Series

                      How the fund works

                        2   Investment Approach

                        3   Main Risks to Investors

                        4   The Fund's Track Record

                        5   How Much Investors Pay

                        6   Other Policies and Risks

                        7   Who Manages and Oversees the Fund

                        9   Financial Highlights

                      How to invest in the fund

                       11   How to Buy Shares

                       12   How to Sell Shares

                       13   Policies You Should Know About

                       17   Understanding Distributions and Taxes

How the fund works

On the next few pages, you'll find information about this fund's investment goal, the main strategies it uses to pursue that goal, and the main risks that could affect its performance.

Whether you are considering investing in the fund or are already a shareholder, you'll probably want to look this information over carefully. You may want to keep it on hand for reference as well.

Remember that mutual funds are investments, not bank deposits. They're not insured or guaranteed by the FDIC or any other government agency. This fund's share price isn't guaranteed, so be aware that you could lose money.

You can access this prospectus online at: http://institutionalfunds.scudder.com

--------------------------------------------------------------------------------
               Institutional Shares |  ICAXX                fund number |  403

Scudder Money Market Series
--------------------------------------------------------------------------------


Investment Approach

The fund seeks as high a level of current income as is consistent with liquidity, preservation of capital, and the fund's investment policies. It does this by investing exclusively in high quality short-term securities as well as certain repurchase agreements.


The fund may buy securities from many types of issuers, including the U.S. government, banks (both U.S. banks and U.S. branches of foreign banks), corporations, and municipalities. The fund may invest more than 25% of total assets in bank obligations. However, everything the fund buys must meet the rules for money market fund investments (see sidebar). In addition, the fund's policies are stricter than the rules, in that the fund only buys securities in the top credit grade for short-term debt securities.


Working in conjunction with a credit analyst, the portfolio managers screen potential securities and develop a list of those that the fund may buy. The managers then decide which securities on this list to buy, looking for attractive yield and weighing considerations such as credit quality, economic outlooks, and possible interest rate movements. The managers may adjust the fund's exposure to interest rate risk, typically seeking to take advantage of possible rises in interest rates and to preserve yield when interest rates appear likely to fall.


THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPH.

--------------------------------------------------------------------------------

MONEY FUND RULES


To be called a money market fund, a mutual fund must operate within strict federal rules. Designed to help maintain a stable $1.00 share price, these rules limit money funds to particular types of securities and strategies. Some of the rules:


o individual securities must have remaining maturities of no more than 397 days

o the dollar-weighted average maturity of the fund's holdings cannot exceed 90 days

o all securities must be in the top two credit grades for short-term debt securities and denominated in U.S. dollars

--------------------------------------------------------------------------------

2 | Scudder Money Market Series

--------------------------------------------------------------------------------
[ICON] With its higher investment minimums and reduced transaction features, these shares may be appropriate for institutional cash managers with liquidity needs.
--------------------------------------------------------------------------------

Main Risks to Investors

There are several risk factors that could reduce the yield you get from the fund or make it perform less well than other investments. Although the fund seeks to preserve the value of your investment at $1.00 per share, you could lose money by investing in the fund.


As with most money market funds, the most important factor is market interest rates. The fund's yield tends to reflect current interest rates, which means that when these rates fall, the fund's yield generally falls as well.


A second factor is credit quality. If a portfolio security declines in credit quality or goes into default, it could hurt the fund's performance. To the extent that the fund emphasizes certain sectors of the short-term securities market, the fund increases its exposure to factors affecting these sectors. For example, banks' repayment abilities could be compromised by broad economic declines or sharp rises in interest rates. Securities from foreign banks may have greater credit risk than comparable U.S. securities, for reasons ranging from political and economic uncertainties to less stringent banking regulations.


Other factors that could affect performance include:


o the managers could be wrong in their analysis of interest rate trends or credit quality

o the counterparty to a repurchase agreement or other transaction could default on its obligations

o securities that rely on third-party insurers to raise their credit quality could fall in price or go into default if the financial condition of the insurer deteriorates

                                                 Scudder Money Market Series | 3

--------------------------------------------------------------------------------
[ICON] While a fund's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.
--------------------------------------------------------------------------------

The Fund's Track Record

The bar chart shows the total return for the first complete calendar year of the fund's Institutional Shares. The table shows how the class's returns over different periods average out. All figures on this page assume reinvestment of dividends and distributions.



---------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year
---------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERRE

BAR CHART DATA:

     '98       5.52


1999 Total Return as of June 30: 2.44%

Best Quarter: 1.40%, Q3 1998                       Worst Quarter: 1.31%, Q4 1998


---------------------------------------------------------------
Average Annual Total Returns (%) as of 12/31/1998
---------------------------------------------------------------


             1 Year                    Since Inception*
---------------------------------------------------------------
              5.52                           5.54
---------------------------------------------------------------

*    Class inception: 8/4/1997

To find out the current seven-day yield for the fund's Institutional Shares, call 1-800-537-1988 (available 24 hours) or go to the fund's Web site at http://institutionalfunds.scudder.com.

Total return for 1998 would have been lower if operating expenses hadn't been maintained.


4 | Scudder Money Market Series

How Much Investors Pay

The fund has no sales charges or other shareholder fees. The fund does have annual operating expenses, and as a shareholder you pay them indirectly.

The table shows fees for the fund's Institutional Shares.

---------------------------------------------------------------
Fee Table
---------------------------------------------------------------

Shareholder Fees (paid directly from your investment)    None
---------------------------------------------------------------

Annual Operating Expenses (deducted from fund assets)
---------------------------------------------------------------
 Management  Fee                                         0.25%
---------------------------------------------------------------
 Distribution (12b-1) Fee                                 None
---------------------------------------------------------------
 Other Expenses*                                         0.03%
                                                         ------
---------------------------------------------------------------
 Total Annual Operating Expenses                         0.28%
---------------------------------------------------------------
 Fee Waiver                                              0.05%
                                                         ------
---------------------------------------------------------------
 Net Annual Operating Expenses**                         0.23%
---------------------------------------------------------------

* Includes costs of shareholder servicing, custody, accounting services, and similar expenses, which may vary with fund size and other factors.

** By contract, the adviser has reduced its management fee by 0.05% through 09/30/2000. From time to time, the adviser may voluntarily waive an additional portion of its management fee.


---------------------------------------------------------------
Expense Example
---------------------------------------------------------------

Based on the costs above (including one year of reduced expenses in each period due to the contractual management fee waiver), this example is designed to help you compare the expenses of the fund's Institutional Shares to those of other funds. The example assumes you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions, and sold your shares at the end of each period. This is only an example; actual expenses will be different.

      1 Year         3 Years         5 Years        10 Years
 ---------------------------------------------------------------
       $24             $85            $152            $351
 ---------------------------------------------------------------


                                                 Scudder Money Market Series | 5

Other Policies and Risks

While the previous pages describe the main points of the fund's strategy and risks, there are a few other issues to know about:

o Although major changes tend to be infrequent, the fund's Board could change the fund's investment goal without seeking shareholder approval.

o The fund's investment adviser establishes a security's credit grade when it buys securities, using independent ratings or, for unrated securities, its own credit analysis. If a security's credit quality falls, the security will be sold unless the adviser or the Board believes this would not be in the shareholders' best interests.

Year 2000 readiness

Like all mutual funds, this fund could be affected by the inability of some computer systems to recognize the year 2000. The fund's investment adviser has a year 2000 readiness program designed to address this problem, and is also researching the readiness of suppliers and business partners as well as issuers of securities the fund owns. Still, there's some risk that the year 2000 problem could materially affect the fund's operations (such as its ability to calculate net asset value and process purchases and redemptions), its investments, or securities markets in general.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPH.

--------------------------------------------------------------------------------

For More Information

This prospectus doesn't tell you about every policy or risk of investing in the fund.

If you want more information on the fund's allowable securities and investment practices and the characteristics and risks of each one, you may want to request a copy of the SAI (the back cover has information on how to do this).

Keep in mind that there is no assurance that any mutual fund will achieve its goal.

--------------------------------------------------------------------------------

6 | Other Policies and Risks

--------------------------------------------------------------------------------
[ICON] Scudder Kemper, the company with overall responsibility for managing the fund, takes a team approach to asset management.
--------------------------------------------------------------------------------

Who Manages and Oversees the Fund

The investment adviser

The fund's investment adviser is Scudder Kemper Investments, Inc., located at 345 Park Avenue, New York, NY 10154-0010. Scudder Kemper has more than 80 years of experience managing mutual funds, and currently has more than $290 billion in assets under management.

The fund is managed by a team of investment professionals, who individually represent different areas of expertise and who together develop investment strategies and make buy and sell decisions. Supporting the fund managers are Scudder Kemper's many economists, research analysts, traders, and other investment specialists, located in offices across the United States and around the world.

As payment for serving as investment adviser, Scudder Kemper receives a management fee from the fund. For the 12 months through the most recent fiscal year end, the actual amount the fund paid in management fees was 0.11% of average daily net assets.


The portfolio managers

The following people handle the fund's day-to-day management.

Frank J. Rachwalski, Jr.           Dean Meddaugh
Lead Portfolio Manager               o Began investment career
  o Began investment career            in 1994
    in 1973                          o Joined the adviser in
  o Joined the adviser in 1973         1996
  o Joined the fund team in 1998     o Joined the fund team
                                       in 1998


                                           Who Manages and Oversees the Fund | 7

The Board

A mutual fund's Board is responsible for the general oversight of the fund's business. A majority of the Board is not affiliated with Scudder Kemper. The independent directors have primary responsibility for assuring that the fund is managed in the best interests of its shareholders. The following people comprise the fund's Board:

Kathryn L. Quirk                 Richard M. Hunt
  o Managing Director of           o University Marshal and
    Scudder Kemper                   Senior Lecturer,
    Investments, Inc.                Harvard University
  o President of the fund
                                 Edgar R. Fiedler
Dr. Rosita P. Chang                o Senior Fellow and
  o Professor of Finance,            Economic Counsellor,
    University of Rhode Island       The Conference Board,
                                     Inc. (not-for-profit
Dr. J.D. Hammond                     research organization)
  o Dean, Smeal College of
    Business Administration,     Peter B. Freeman
    Pennsylvania State             o Corporate director and
    University                       trustee


8 | Who Manages and Oversees the Fund

Financial Highlights

This table is designed to help you understand the financial performance of the fund's Institutional Shares in recent years. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in Institutional Shares of the fund would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, is included in the annual report (see "Shareholder reports" on the back cover).


Scudder Money Market Series -- Institutional Shares

--------------------------------------------------------------------------------
Years ended December 31,                          1999(a)      1998     1997(b)
--------------------------------------------------------------------------------

Net asset value, beginning of period              $1.000     $1.000     $1.000
                                                 -------------------------------
--------------------------------------------------------------------------------
Net investment income                               .020       .054       .022
--------------------------------------------------------------------------------
Distributions from net investment income           (.020)     (.054)     (.022)
--------------------------------------------------------------------------------
Net asset value, end of period                    $1.000     $1.000     $1.000
                                                 -------------------------------
--------------------------------------------------------------------------------
Total Return (%) (c)                                2.03**     5.52       2.25**
--------------------------------------------------------------------------------

Ratios and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)             1,806      1,066        338
--------------------------------------------------------------------------------
Ratio of operating expenses, net to average
daily net assets (%)                                 .14*       .18        .26*
--------------------------------------------------------------------------------
Ratio of operating expenses before expense
reductions, to average daily net assets (%)          .28*       .29        .31*
--------------------------------------------------------------------------------
Ratio of net investment income to average daily
net assets (%)                                      4.87*      5.34       5.39*
--------------------------------------------------------------------------------

(a) Five months ended May 31, 1999. On November 13, 1998, the Board of Directors of the fund changed the fiscal year end of the fund from December 31 to May 31.

(b) For the period August 4, 1997 (commencement of sale of Institutional Shares) to December 31, 1997.

(c)  Total return is higher due to maintenance of the fund's expenses.

*    Annualized

**   Not annualized

                                                        Financial Highlights | 9

How to invest in the fund

The following pages tell you how to invest in this fund and what to expect as a shareholder. If you're investing directly with Scudder, all of this information applies to you.

How to Buy Shares

Use these instructions to invest directly with Scudder. Make out your check to "The Scudder Funds."

----------------------------------------------------------------------------------
Buying shares      First investment                 Additional investments
----------------------------------------------------------------------------------

                   $1,000,000 or more for all       No minimum amount
                   accounts

----------------------------------------------------------------------------------

By wire            o Call 1-800-537-3177 to open    o Instruct the wiring bank to
                     an account and get an account    transmit the specified amount
                     number                           to State Street Bank and
                                                      Trust Company with the
                   o Instruct wiring bank to          information stated to the
                     transmit the specified amount    left.
                     to:

                     State Street Bank and
                     Trust Company

                     Boston, Massachusetts
                     ABA Number 011000028
                     DDA #9902-810-2
                     Attention: Money Market
                     Series Institutional Shares

                     Account (name(s) in which
                     registered)

                     Account Number and amount
                     invested in each fund

                   o Complete a purchase
                     application and send it to us
                     at the address below

----------------------------------------------------------------------------------

By mail or         o Fill out and sign a purchase   o Send a check and a letter
express (see below)  application                      with your name, account
                                                      number, the full name of the
                   o Send it to us at the address     fund and class, and your
                     below, along with an             investment instructions to us
                     investment check                 at the address below

----------------------------------------------------------------------------------
[ICON]               Regular, express, registered, or certified mail:

                     Scudder Service Corporation, c/o Kemper Service Company,
                     Institutional Funds Client Services, 222 South Riverside
                     Plaza, 33rd Floor, Chicago, IL 60606

                     Fax number: 1-800-537-9960

                     E-Mail address: ifunds@scudder.com

----------------------------------------------------------------------------------

                                                          How to Buy Shares | 11

How to Sell Shares

Use these instructions to sell shares in an account opened directly with Scudder.

------------------------------------------------------------------------------------
Selling shares
------------------------------------------------------------------------------------

By Expedited        If Expedited Redemption Service has been elected on the Purchase
Redemption          Application on file with the Transfer Agent, redemption of
Service             shares may be requested by:

                    o telephoning Client Services at 1-800-537-3177

                    o faxing a request to 1-800-537-9960

------------------------------------------------------------------------------------

By mail or express Write a letter that includes:

                   o the fund, class, and account number from which you want to sell shares

                   o the dollar amount or number of shares you want to sell

                   o your name(s), signature(s), and address, as they appear on your account

                   o a daytime telephone number

                   Mail the letter to:

                     Scudder Service Corporation
                     c/o Kemper Service Company
                     Institutional Funds Client Services
                     222 South Riverside Plaza, 33rd Floor
                     Chicago, IL 60606
------------------------------------------------------------------------------------

12 | How to Sell Shares

--------------------------------------------------------------------------------
[ICON]               Questions? You can speak to a Scudder
                     institutional service representative
                     between 8:30 a.m. and 6 p.m. eastern time
                     on any fund business day by calling
                     1-800-537-3177.
--------------------------------------------------------------------------------

Policies You Should Know About

Along with the instructions on the previous pages, the policies below may affect you as a shareholder. Some of this information, such as the section on dividends and taxes, applies to all investors, including those investing through investment providers.

If you are investing through a third-party provider, check the materials you got from them. As a general rule, you should follow the information in those materials wherever it contradicts the information given here. Please note that a third-party provider may charge its own fees.

Policies about transactions

The fund is open for business whenever the New York Stock Exchange is open. The fund calculates its share price every business day, as of the close of regular trading on the Exchange (typically 4 p.m. eastern time, but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading).

You can place an order to buy or sell shares at any time. Once your order is received by Scudder Service Corporation or its agent, and they have determined that it is a "good order," it will generally be processed at the next share price calculated. Wire purchase orders that arrive, are accepted, and are funded before 4:00 p.m. will be processed that day. Those that arrive and are accepted by 4:00 p.m., but are not funded by that time, will usually be processed the same day as long as the wire funds arrive before the close of Federal Reserve Wire System. Expedited Redemption Service orders that arrive before 12:00 noon will be processed that day, and, if possible, those arriving after noon but before 4:00 p.m. will be processed that day as well.


                                             Policies You Should Know About | 13

Because orders placed through third-party investment providers must be forwarded to Scudder Service Corporation or its agent before they can be processed, you'll need to allow extra time. A representative of your investment provider should be able to tell you when your order will be processed.

Wire investments that arrive by 4:00 p.m. eastern time will receive that day's dividend. Investments you make by other methods will start to accrue dividends the next business day after your purchase is processed. When you sell shares with Expedited Redemption Service and we process your order the same day we receive it, you won't get that day's dividend. In other cases, you will receive the dividend for the day on which your shares are sold.

When you call us to sell shares, we may record the call, ask you for certain information, or take other steps designed to prevent fraudulent orders. It's important to understand that as long as we take reasonable steps to ensure that an order appears genuine, we are not responsible for any losses that may occur.

Expedited Redemption Service allows you to have proceeds from your sales of fund shares wired directly to a bank account. To use this service, you'll need to designate the bank account in advance. Follow the instructions on your application.

When you want to sell more than $100,000 worth of shares, you don't need a signature guarantee as long as you want the proceeds wired to a bank account that's already on file with us. Also, you don't need a signature guarantee for an exchange. Otherwise, you'll usually need to place your order in writing and include a signature guarantee. We may also require a signature guarantee in certain other circumstances.


14 | Policies You Should Know About

A signature guarantee is simply a certification of your signature -- a valuable safeguard against fraud. You can get a signature guarantee from most brokers and most banks, savings institutions, and credit unions. Note that you can't get a signature guarantee from a notary public.

With same-day redemptions through Expedited Redemption Service, money from shares you sell is normally sent out the same day we receive your order. Money from other orders is normally sent out within one business day of when your order is processed (not when it is received), although it could be delayed for up to seven days. There are also two circumstances when it could be longer: when you are selling shares you bought recently by check and that check hasn't cleared yet (maximum delay: 15 days) or when unusual circumstances prompt the SEC to allow further delays.

How the fund calculates share price

The share price for the fund's Institutional Shares is the net asset value per share, or NAV. To calculate the NAV for this share class, the fund uses the following equation:



      TOTAL ASSETS - TOTAL LIABILITIES
     ----------------------------------    = NAV
     TOTAL NUMBER OF SHARES OUTSTANDING


In valuing securities, we typically use the amortized cost method (the method used by most money market funds). However, when a market price isn't available, or when we have reason to believe it doesn't represent market realities, we may use fair value methods approved by the fund's Board. In such a case, the fund's value for a security is likely to be different from the quoted market price.


                                             Policies You Should Know About | 15

Other rights we reserve

You should be aware that we may do any of the following:

o withhold 31% of your distributions as federal income tax if we have been notified by the IRS that you are subject to backup withholding, or if you fail to provide us with a correct taxpayer ID number or certification that you are exempt from backup withholding

o close your account and send you the proceeds if your balance falls below $1,000,000 for at least 30 days; we will give you 60 days' notice so you can either increase your balance or close your account (these policies don't apply to retirement accounts)

o reject a new account application if you don't provide a correct Social Security or other tax ID number; if the account has already been opened, we may give you 30 days' notice to provide the correct number

o    change, add, or withdraw various services, fees, and account policies

o    reject or limit purchases of shares for any reason

o pay you for shares you sell by "redeeming in kind," that is, by giving you marketable securities (which typically will involve brokerage costs for you to liquidate) rather than cash; in most cases, a fund won't make a redemption-in-kind unless your requests over a 90-day period total more than $250,000 or 1% of the fund's assets, whichever is less.

16 | Policies You Should Know About

--------------------------------------------------------------------------------
[ICON] Because each shareholder's tax situation is unique, it's always a good idea to ask your tax professional about the tax consequences of your investments, including any state and local tax consequences.
--------------------------------------------------------------------------------

Understanding Distributions and Taxes

By law, a mutual fund is required to pass through to its shareholders virtually all of its net earnings. A fund can earn money in two ways: by receiving interest, dividends or other income from securities it holds, and by selling securities for more than it paid for them. (A fund's earnings are separate from any gains or losses stemming from your own purchases and sales of shares.) A fund may not always pay a distribution for a given period.

The fund intends to declare income dividends daily, and pay them monthly. The fund may take into account capital gains and losses (other than net long-term capital gains) in its daily dividend declarations. The fund may make additional distributions for tax purposes, if necessary.

You can choose how to receive your dividends and distributions. You can have them all automatically reinvested in fund shares, sent to you by check or wired to your bank account of record. Tell us your preference on your application. If you don't indicate a preference, your dividends and distributions will all be reinvested. For retirement plans, reinvestment is the only option.

                                      Understanding Distributions and Taxes | 17

The tax status of the fund earnings you receive, and your own fund transactions, generally depends on which type of transaction is involved. The following tables show the usual tax status of transactions in fund shares as well as that of any taxable distributions from the fund:

Generally taxed at ordinary income rates
---------------------------------------------------------------
o short-term capital gains from selling fund shares
---------------------------------------------------------------
o taxable income dividends you receive from the fund
---------------------------------------------------------------
o short-term capital gains distributions you receive from the fund
---------------------------------------------------------------

Generally taxed at capital gains rates
---------------------------------------------------------------
o long-term capital gains from selling fund shares
---------------------------------------------------------------
o long-term capital gains distributions you receive from the fund
---------------------------------------------------------------

Because the fund seeks to maintain a stable share price, you are unlikely to have a capital gain or loss when you sell fund shares. For tax purposes, an exchange is the same as a sale.

The fund will send you detailed tax information every January. These statements tell you the amount and the tax category of any dividends or distributions you received. They also have certain details on your purchases and sales of shares. The tax status of dividends and distributions is the same whether you reinvest them or not. Dividends or distributions declared in the last quarter of a given year are taxed in that year, even though you may not receive the money until the following January.

18 | Understanding Distributions and Taxes

NOTES
--------------------------------------------------------------------------------

NOTES
--------------------------------------------------------------------------------

NOTES

To Get More Information

Shareholder reports -- These include detailed performance figures, a list of everything the fund owns, and the fund's financial statements. Shareholders get these reports automatically. To reduce costs, we mail one copy per customer. For more copies, call 1-800-537-3177.

Statement of Additional Information (SAI) -- This tells you more about the fund's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).

If you'd like to ask for copies of these documents, or if you're a shareholder and have questions, please contact Scudder or the SEC (see below). Materials you get from Scudder are free; those from the SEC involve a copying fee. If you like, you can look over these materials in person at the SEC's Public Reference Room in Washington, DC.

Scudder Kemper Investments, Inc.             SEC


222 S. Riverside Plaza, 33rd Floor           450 Fifth Street, N.W.
Attn: Institutional Funds Client             Washington, DC
Services                                     20549-6009
Chicago, IL 60606

1-800-537-3177                               1-800-SEC-0330


http://institutionalfunds.scudder.com        www.sec.gov
e-mail: ifunds@scudder.com

SEC File Number          811-3495

SCUDDER

-----------------------
MONEY MARKET
-----------------------

Scudder Money Market Series

Managed Shares
Fund #023


Prospectus
October 1, 1999

As with all mutual funds, the Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.

Scudder Money Market Series

                       How the fund works

                        2   Investment Approach

                        3   Main Risks to Investors

                        4   The Fund's Track Record

                        5   How Much Investors Pay

                        6   Other Policies and Risks

                        7   Who Manages and Oversees the Fund

                        9   Financial Highlights

                      How to invest in the fund

                       11   How to Buy Shares

                       12   How to Exchange or Sell Shares

                       13   Policies You Should Know About

                       17   Understanding Distributions and Taxes

How the fund works

On the next few pages, you'll find information about this fund's investment goal, the main strategies it uses to pursue that goal, and the main risks that could affect its performance.

Whether you are considering investing in the fund or are already a shareholder, you'll probably want to look this information over carefully. You may want to keep it on hand for reference as well.

Remember that mutual funds are investments, not bank deposits. They're not insured or guaranteed by the FDIC or any other government agency. This fund's share price isn't guaranteed, so be aware that you could lose money.

You can access all Scudder fund prospectuses online at: www.scudder.com

--------------------------------------------------------------------------------
                     ticker symbol | MCAXX         fund number | 023

   Scudder Money Market Series
--------------------------------------------------------------------------------


Investment Approach

The fund seeks as high a level of current income as is consistent with liquidity, preservation of capital, and the fund's investment policies. It does this by investing exclusively in high quality short-term securities as well as certain repurchase agreements.

The fund may buy securities from many types of issuers, including the U.S. government, banks (both U.S. banks and U.S. branches of foreign banks), corporations, and municipalities. The fund may invest more than 25% of total assets in bank obligations. However, everything the fund buys must meet the rules for money market fund investments (see sidebar). In addition, the fund's policies are stricter than the rules, in that the fund only buys securities in the top credit grade for short-term debt securities.

Working in conjunction with a credit analyst, the portfolio managers screen potential securities and develop a list of those that the fund may buy. The managers then decide which securities on this list to buy, looking for attractive yield and weighing considerations such as credit quality, economic outlooks, and possible interest rate movements. The managers may adjust the fund's exposure to interest rate risk, typically seeking to take advantage of possible rises in interest rates and to preserve yield when interest rates appear likely to fall.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING TWO PARAGRAPHS.
--------------------------------------------------------------------------------

MONEY FUND RULES

To be called a money market fund, a mutual fund must operate within strict federal rules. Designed to help maintain a stable $1.00 share price, these rules limit money funds to particular types of securities and strategies. Some of the rules:

o  individual securities must have remaining maturities of no more than 397 days

o the dollar-weighted average maturity of the fund's holdings cannot exceed 90 days

o all securities must be in the top two credit grades for short-term debt securities and denominated in U.S. dollars

2 | Scudder Money Market Series

--------------------------------------------------------------------------------
[ICON] This fund may make sense for investors who are in a moderate to high tax bracket and who are looking for the income, liquidity and stability that a money fund is designed to offer.
--------------------------------------------------------------------------------


Main Risks to Investors

There are several risk factors that could reduce the yield you get from the fund or make it perform less well than other investments. Although the fund seeks to preserve the value of your investment at $1.00 per share, you could lose money by investing in the fund.

As with most money market funds, the most important factor is market interest rates. The fund's yield tends to reflect current interest rates, which means that when these rates fall, the fund's yield generally falls as well.

A second factor is credit quality. If a portfolio security declines in credit quality or goes into default, it could hurt the fund's performance. To the extent that the fund emphasizes certain sectors of the short-term securities market, the fund increases its exposure to factors affecting these sectors. For example, banks' repayment abilities could be compromised by broad economic declines or sharp rises in interest rates. Securities from foreign banks may have greater credit risk than comparable U.S. securities, for reasons ranging from political and economic uncertainties to less stringent banking regulations.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of interest rate trends or credit quality

o the counterparty to a repurchase agreement or other transaction could default on its obligations

o securities that rely on third-party insurers to raise their credit quality could fall in price or go into default if the financial condition of the insurer deteriorates

                                            Scudder Money Market Series | 3

--------------------------------------------------------------------------------
[ICON] While a fund's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to different ways: year by year and over time.
--------------------------------------------------------------------------------


The Fund's Track Record

The bar chart shows how the total returns for the fund's Managed Shares have varied from year to year, which may give some idea of risk. The table shows how the class's returns over different periods average out. All figures on this page assume reinvestment of dividends and distributions.


---------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year
---------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

  8.93  7.92  6.07  3.74  2.81  3.86  5.57  4.97  5.21  5.33
--------------------------------------------------------------------------------
  '98   '90   '91   '92   '93   '94   '95   '96   '97   '98
--------------------------------------------------------------------------------

1999 Total Return as of June 30: 2.39%
Best Quarter: 2.31%, Q2 1989      Worst Quarter: 0.69%, Q2 1993

---------------------------------------------------------------
Average Annual Total Returns (%) as of 12/31/1998
---------------------------------------------------------------

       1 Year              5 Years              10 Years
---------------------------------------------------------------
        5.33                 4.99                 5.43
---------------------------------------------------------------

To find out the current seven-day yield for the fund's Managed Shares, call 1-800-SCUDDER.

Total returns for 1990 through 1998 would have been lower if operating expenses hadn't been maintained.

4 | Scudder Money Market Series

How Much Investors Pay

This fund has no sales charges or other shareholder fees. The fund does have annual operating expenses, and as a shareholder you pay them indirectly.

This table shows fees for the fund's Managed Shares.


-----------------------------------------------------------------
Fee Table
-----------------------------------------------------------------

Shareholder Fees (paid directly from your investment)   None
-----------------------------------------------------------------

Annual Operating Expenses (deducted from fund assets)
-----------------------------------------------------------------
Management  Fee                                         0.25%
-----------------------------------------------------------------
Distribution (12b-1) Fee                                 None
-----------------------------------------------------------------
Other Expenses*                                         0.12%
                                                        -------
-----------------------------------------------------------------
Total Annual Operating Expenses                         0.37%
-----------------------------------------------------------------
Fee Waiver                                              0.05%
                                                        -------
-----------------------------------------------------------------
Net Annual Operating Expenses**                         0.32%
-----------------------------------------------------------------

* Includes costs of shareholder servicing, custody, accounting services, and similar expenses, which may vary with fund size and other factors.

** By contract the adviser has reduced its management fee by 0.05% through 9/30/2000. From time to time, the adviser may voluntarily waive an additional portion of its management fee.

---------------------------------------------------------------
Expense  Example
---------------------------------------------------------------

Based on the costs above (including one year of reduced expenses in each period due to the contractual management fee waiver), this example is designed to help you compare the expenses of the fund's Managed Shares to those of other funds. The example assumes you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions, and sold your shares at the end of each period. This is only an example; actual expenses will be different.


     1 Year         3 Years         5 Years        10 Years
---------------------------------------------------------------
      $33             $114           $203            $463
---------------------------------------------------------------

                                              Scudder Money Market Series | 5

Other Policies and Risks

While the previous pages describe the main points of the fund's strategy and risks, there are a few other issues to know about:

o Although major changes tend to be infrequent, the fund's Board could change the fund's investment goal without seeking shareholder approval.

o The fund's investment adviser establishes a security's credit grade when it buys securities, using independent ratings or, for unrated securities, its own credit analysis. If a security's credit quality falls, the security will be sold unless the adviser or the Board believes this would not be in the shareholders' best interests.

Year 2000 readiness

Like all mutual funds, this fund could be affected by the inability of some computer systems to recognize the year 2000. The fund's investment adviser has a year 2000 readiness program designed to address this problem, and is also researching the readiness of suppliers and business partners as well as issuers of securities the fund owns. Still, there's some risk that the year 2000 problem could materially affect the fund's operations (such as its ability to calculate net asset value and process purchases and redemptions), its investments, or securities markets in general.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING TWO PARAGRAPHS.
--------------------------------------------------------------------------------

For More Information

This prospectus doesn't tell you about every policy or risk of investing in the fund.

If you want more information on the fund's allowable securities and investment practices and the characteristics and risks of each one, you may want to request a copy of the SAI (the back cover has information on how to do this).

Keep in mind that there is no assurance that any mutual fund will achieve its goal.

6 | Other Policies and Risks

--------------------------------------------------------------------------------
[ICON] Scudder Kemper, the company with overall responsibility for managing the fund, takes a team approach to asset management.
--------------------------------------------------------------------------------


Who Manages and Oversees the Fund

The investment adviser

The fund's investment adviser is Scudder Kemper Investments, Inc., located at 345 Park Avenue, New York, NY 10154-0010. Scudder Kemper has more than 80 years of experience managing mutual funds, and currently has more than $290 billion in assets under management.

The fund is managed by a team of investment professionals, who individually represent different areas of expertise and who together develop investment strategies and make buy and sell decisions. Supporting the fund managers are Scudder Kemper's many economists, research analysts, traders, and other investment specialists, located in offices across the United States and around the world.

As payment for serving as investment adviser, Scudder Kemper receives a management fee from the fund. For the 12 months through the most recent fiscal year end, the actual amount the fund paid in management fees was 0.11% of average daily net assets.

The portfolio managers

The following people handle the fund's day-to-day management.

Frank J. Rachwalski, Jr.               Dean Meddaugh
Lead Portfolio Manager                 o Began investment career in
o  Began investment career               1994
   in 1973                             o Joined the adviser in 1996
o  Joined the adviser in 1973          o Joined the fund team
o  Joined the fund team                  in 1998
   in 1998

                                       Who Manages and Oversees the Fund | 7

The Board

A mutual fund's Board is responsible for the general oversight of the fund's business. A majority of the Board is not affiliated with Scudder Kemper. The independent directors have primary responsibility for assuring that the fund is managed in the best interests of its shareholders. The following people comprise the fund's Board:


Kathryn L. Quirk                        Richard M. Hunt
o  Managing Director of                 o  University Marshal and
   Scudder Kemper                          Senior Lecturer, Harvard
   Investments, Inc.                       University
o  President of the fund
                                        Edgar R. Fiedler
Dr. Rosita P. Chang                     o  Senior Fellow and
o  Professor of Finance,                   Economic Counsellor, The
   University of Rhode Island              Conference Board, Inc.
                                           (not-for-profit research
Dr. J.D. Hammond                           organization)
o  Dean, Smeal College of
   Business Administration,             Peter B. Freeman
   Pennsylvania State University        o  Corporate director and
                                           trustee

8 | Who Manages and Oversees the Fund

Financial Highlights

This table is designed to help you understand the financial performance of the fund's Managed Shares in recent years. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in Managed Shares of the fund would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, is included in the annual report (see "Shareholder reports" on the back cover).

Scudder Money Market Series -- Managed Shares (a)

-------------------------------------------------------------------------------------
Years ended December 31,        1999(b)    1998     1997     1996     1995    1994
-------------------------------------------------------------------------------------
Net asset value, beginning of
period                          $1.000   $1.000   $1.000   $1.000   $1.000   $1.000
                                -----------------------------------------------------
-------------------------------------------------------------------------------------
Net investment income             .020     .052     .051     .049     .054     .038
-------------------------------------------------------------------------------------
Distributions from net
investment income                (.020)   (.052)   (.051)   (.049)   (.054)   (.038)
-------------------------------------------------------------------------------------
Net asset value, end of period  $1.000   $1.000   $1.000   $1.000   $1.000   $1.000
                                -----------------------------------------------------
-------------------------------------------------------------------------------------
Total Return (%) (c)              1.99**   5.33     5.21     4.97     5.57     3.86
-------------------------------------------------------------------------------------

Ratios and Supplemental Data
-------------------------------------------------------------------------------------
Net assets, end of period ($
millions)                          395      328      369      431      372      367
-------------------------------------------------------------------------------------
Ratio of operating expenses,
net to average daily net
assets (%)                        .23*      .38      .49      .55      .55      .55
-------------------------------------------------------------------------------------
Ratio of operating expenses
before expense reductions to
average daily net assets (%)      .37*      .48      .59      .62      .68      .68
-------------------------------------------------------------------------------------
Ratio of net investment income
to average daily net assets (%)  4.78*     5.20     5.00     4.86     5.45     3.84
-------------------------------------------------------------------------------------

(a) Effective July 7, 1997, Scudder Money Market Series (formerly known as the Managed Cash Fund) was divided into four classes, of which Scudder Money Market Managed Shares is one. Shares of the fund outstanding on such date were redesignated as the Managed Shares of the fund. The data set forth above for the periods prior to July 7, 1997, reflects the investment performance of the fund prior to such redesignation.

(b) Five months ended May 31, 1999. On November 13, 1998, the Board of Directors of the fund changed the fund's fiscal year end from December 31 to May 31.

(c)  Total returns are higher due to maintenance of the fund's expenses.

*    Annualized

**   Not annualized

                                                     Financial Highlights | 9

How to invest in the fund

The following pages tell you how to invest in this fund and what to expect as a shareholder. If you're investing directly with Scudder, all of this information applies to you.

If you're investing through a "third party provider" -- for example, a brokerage firm or bank -- your provider may have its own policies or instructions, and you should follow those.

How to Buy Shares

Use these instructions to invest directly with Scudder. Make out your check to "The Scudder Funds."


-------------------------------------------------------------------------------------------------
                   First investment                           Additional investments
-------------------------------------------------------------------------------------------------
                   $100,000 or more for all accounts          $1,000 or more for regular
                                                              accounts

                                                              $100 or more for IRAs

                                                              $50 or more with an Automatic
                                                              Investment Plan
-------------------------------------------------------------------------------------------------
By mail or         o Fill out and sign an application         o Send a check and a Scudder
express                                                         investment slip to us at the
(see below)        o Send it to us at the appropriate           appropriate address below
                     address, along with an
                     investment check                         o If you don't have an investment
                                                                slip, simply include a letter
                                                                with your name, account number, the
                                                                full name of the fund and class,
                                                                and your investment instructions
-------------------------------------------------------------------------------------------------
By wire            o Call 1-800-SCUDDER for                   o Call 1-800-SCUDDER for
                     instructions                               instructions
-------------------------------------------------------------------------------------------------
By phone           --                                         o Call 1-800-SCUDDER for
                                                                instructions
-------------------------------------------------------------------------------------------------
With an automatic  --                                         o To set up regular investments
investment                                                      from a bank checking account,
plan                                                            call 1-800-SCUDDER
-------------------------------------------------------------------------------------------------
Using QuickBuy     --                                         o Call 1-800-SCUDDER
-------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
[ICON]             Regular mail:
                   The Scudder Funds, PO Box 2291, Boston, MA 02107-2291

                   Express, registered or certified mail:
                   The Scudder Funds, 66 Brooks Drive, Braintree, MA 02184-3839

                   Fax number: 1-800-821-6234 (for exchanging and selling only)
--------------------------------------------------------------------------------

                                                        How to Buy Shares | 11

How to Exchange or Sell Shares

Use these instructions to exchange or sell shares in an account opened directly with Scudder.

-----------------------------------------------------------------------------------
                   Exchanging into another fund     Selling shares
-----------------------------------------------------------------------------------
                   To open a new account: same      Some transactions, including
                   minimum as for a new investment  most for over $100,000, can only be ordered in writing; if
                   For exchanges between existing   you're in doubt, see page 15
                   accounts: $1,000 or more
-----------------------------------------------------------------------------------
By phone or wire   o Call 1-800-SCUDDER for         o Call 1-800-SCUDDER for
                     instructions                     instructions
-----------------------------------------------------------------------------------
Using SAIL(TM)     o Call 1-800-343-2890 and        o Call 1-800-343-2890 and
                     follow the instructions          follow the instructions
-----------------------------------------------------------------------------------
By mail,           Write a letter that includes:    Write a letter that includes:
express, or fax
(see previous      o the fund, class, and account   o the fund, class, and account
page)                number you're exchanging out     number from which you want to
                     of                               sell shares

                   o the dollar amount or number    o the dollar amount or number
                     of shares you want to exchange   of shares you want to sell

                   o the name and class of the      o your name(s), signature(s),
                     fund you want to exchange into   and address, as they appear on
                                                      your account
                   o your name(s), signature(s),
                     and address, as they appear    o a daytime telephone number
                     on your account

                   o a daytime telephone number
-----------------------------------------------------------------------------------
With an automatic  --                               o To set up regular cash
withdrawal                                            payments from a Scudder fund
plan                                                  account, call 1-800-SCUDDER
-----------------------------------------------------------------------------------
Using QuickSell    --                               o Call 1-800-SCUDDER
-----------------------------------------------------------------------------------
Using              --                               o Call 1-800-SCUDDER
Checkwriting
-----------------------------------------------------------------------------------

12 | How to Exchange or Sell Shares

--------------------------------------------------------------------------------
[ICON] Questions? You can speak to a Scudder representative between 8 a.m. and 8 p.m. eastern time on any fund business day by calling 1-800-SCUDDER.
--------------------------------------------------------------------------------


Policies You Should Know About

Along with the instructions on the previous pages, the policies below may affect you as a shareholder. Some of this information, such as the section on dividends and taxes, applies to all investors, including those investing through investment providers.

If you are investing through an investment provider, check the materials you got from them. As a general rule, you should follow the information in those materials wherever it contradicts the information given here. Please note that an investment provider may charge its own fees.

Policies about transactions

The fund is open for business whenever the New York Stock Exchange is open. The fund calculates its share price every business day, as of the close of regular trading on the Exchange (typically 4 p.m. eastern time, but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading).

You can place an order to buy or sell shares at any time. Once your order is received by Scudder Service Corporation, and they have determined that it is a "good order," it will be processed at the next share price calculated.

Because orders placed through investment providers must be forwarded to Scudder Service Corporation before they can be processed, you'll need to allow extra time. A representative of your investment provider should be able to tell you when your order will be processed.

Ordinarily, your investment will start to accrue dividends the next business day after your purchase is processed. When selling shares, you'll generally receive the dividend for the day on which your shares were sold.

                                            Policies You Should Know About | 13

--------------------------------------------------------------------------------
[ICON] The Scudder Web site can be a valuable resource for shareholders with Internet access. Go to www.scudder.com to get up-to-date information, review balances or even place orders for exchanges.
--------------------------------------------------------------------------------

SAIL(TM), the Scudder Automated Information Line, is available 24 hours a day by calling 1-800-343-2890. You can use SAIL to get information on Scudder funds generally and on accounts held directly at Scudder. You can also use it to make exchanges and sell shares.

QuickBuy and QuickSell let you set up a link between a Scudder account and a bank account. Once this link is in place, you can move money between the two with a phone call. You'll need to make sure your bank has Automated Clearing House (ACH) services. To set up QuickBuy or QuickSell on a new account, see the account application; to add it to an existing account, call 1-800-SCUDDER.

Checkwriting lets you sell fund shares by writing a check. Your investment keeps earning dividends until your check clears. Please note that with this fund, you should not write checks for less than $1,000. Note as well that we can't honor any check larger than your balance at the time the check is presented to us, or any check for more than $5,000,000. It's not a good idea to close out an account using a check because the account balance could change between the time you write the check and the time it is processed.

When you call us to sell shares, we may record the call, ask you for certain information, or take other steps designed to prevent fraudulent orders. It's important to understand that as long as we take reasonable steps to ensure that an order appears genuine, we are not responsible for any losses that may occur.

When you ask us to send or receive a wire, please note that while we don't charge a fee to receive wires, we will deduct a $5 fee from all wires sent from us to your bank. Your bank may charge its own fees for handling wires. The funds can only accept wires of $100 or more.

14 | Policies You Should Know About

Exchanges among Scudder funds are an option for shareholders who bought their shares directly from Scudder and for many other investors as well. Exchanges are a shareholder privilege, not a right: we may reject or limit any exchange order, particularly when there appears to be a pattern of "market timing" or other frequent purchases and sales. We may also reject or limit purchase orders, for these or other reasons.

When you want to sell more than $100,000 worth of shares, you'll usually need to place your order in writing and include a signature guarantee. The only exception is if you want money wired to a bank account that is already on file with us; in that case, you don't need a signature guarantee. Also, you don't need a signature guarantee for an exchange, although we may require one in certain other circumstances.

A signature guarantee is simply a certification of your signature -- a valuable safeguard against fraud. You can get a signature guarantee from most brokers and most banks, savings institutions, and credit unions. Note that you can't get a signature guarantee from a notary public.

Money from shares you sell is normally sent out within one business day of when your order is processed (not when it is received), although it could be delayed for up to seven days. There are also two circumstances when it could be longer: when you are selling shares you bought recently by check and that check hasn't cleared yet (maximum delay: 15 days) or when unusual circumstances prompt the SEC to allow further delays.

How the fund calculates share price

The share price for the fund's Managed Shares is the net asset value per share, or NAV. To calculate NAV, the fund uses the following equation:


             TOTAL ASSETS - TOTAL LIABILITIES
           ------------------------------------   =  NAV
            TOTAL NUMBER OF SHARES OUTSTANDING

                                            Policies You Should Know About | 15

--------------------------------------------------------------------------------
[ICON] If you ever have difficulty placing an order by phone or fax, you can always send us your order in writing.
--------------------------------------------------------------------------------

In valuing securities, we typically use the amortized cost method (the method used by most money market funds). However, when a market price isn't available, or when we have reason to believe it doesn't represent market realities, we may use fair value methods approved by the fund's Board. In such a case, the fund's value for a security is likely to be different from the quoted market price.

Other rights we reserve

You should be aware that we may do any of the following:

o withhold 31% of your distributions as federal income tax if we have been notified by the IRS that you are subject to backup withholding, or if you fail to provide us with a correct taxpayer ID number or certification that you are exempt from backup withholding

o close your account and send you the proceeds if your balance falls below $100,000 for at least 30 days; we will give you 60 days' notice so you can either increase your balance or close your account (these policies don't apply to retirement accounts)

o reject a new account application if you don't provide a correct Social Security or other tax ID number; if the account has already been opened, we may give you 30 days' notice to provide the correct number

o change, add, or withdraw various services, fees, and account policies (for example, we may change or terminate the exchange privilege at any time)

o pay you for shares you sell by "redeeming in kind," that is, by giving you marketable securities (which typically will involve brokerage costs for you to liquidate) rather than cash; in most cases, a fund won't make a redemption-in-kind unless your requests over a 90-day period total more than $250,000 or 1% of the fund's assets, whichever is less

16 | Policies You Should Know About

--------------------------------------------------------------------------------
[ICON] Because each shareholder's tax situation is unique, it's always a good idea to ask your tax professional about the tax consequences of your investments, including any state and local tax consequences.
--------------------------------------------------------------------------------


Understanding Distributions and Taxes

By law, a mutual fund is required to pass through to its shareholders virtually all of its net earnings. A fund can earn money in two ways: by receiving interest, dividends or other income from securities it holds, and by selling securities for more than it paid for them. (A fund's earnings are separate from any gains or losses stemming from your own purchases and sales of shares.) A fund may not always pay a distribution for a given period.

The fund intends to declare income dividends daily, and pay them monthly. The fund may take into account capital gains and losses (other than net long-term capital gains) in its daily dividend declarations. The fund may make additional distributions for tax purposes, if necessary.

You can choose how to receive your dividends and distributions. You can have them all automatically reinvested in fund shares or all sent to you by check. Tell us your preference on your application. If you don't indicate a preference, your dividends and distributions will all be reinvested. For retirement plans, reinvestment is the only option.

                                   Understanding Distributions and Taxes | 17

The tax status of the fund earnings you receive, and your own fund transactions, generally depends on which type of transaction is involved. The following tables show the usual tax status of transactions in fund shares as well as that of any taxable distributions from the fund:


Generally taxed at ordinary income rates
---------------------------------------------------------------------
o    short-term capital gains from selling fund shares
---------------------------------------------------------------------
o    taxable income dividends you receive from the fund
---------------------------------------------------------------------
o    short-term capital gains distributions you receive from the fund
---------------------------------------------------------------------

Generally taxed at capital gains rates
---------------------------------------------------------------------
o    long-term capital gains from selling fund shares
---------------------------------------------------------------------
o    long-term capital gains distributions you receive from the fund
---------------------------------------------------------------------

Because the fund seeks to maintain a stable share price, you are unlikely to have a capital gain or loss when you sell fund shares. For tax purposes, an exchange is the same as a sale.

The fund will send you detailed tax information every January. These statements tell you the amount and the tax category of any dividends or distributions you received. They also have certain details on your purchases and sales of shares. The tax status of dividends and distributions is the same whether you reinvest them or not. Dividends or distributions declared in the last quarter of a given year are taxed in that year, even though you may not receive the money until the following January.

18 | Understanding Distributions and Taxes

Notes

Notes

Notes

To Get More Information

Shareholder reports -- These include commentary from the fund's management team about recent market conditions and the effects of the fund's strategies on its performance. They also have detailed performance figures, a list of everything the fund owns, and the fund's financial statements. Shareholders get these reports automatically. To reduce costs, we mail one copy per household. For more copies, call 1-800-SCUDDER.

Statement of Additional Information (SAI) -- This tells you more about the fund's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).

If you'd like to ask for copies of these documents, or if you're a shareholder and have questions, please contact Scudder or the SEC (see below). Materials you get from Scudder are free; those from the SEC involve a copying fee. If you like, you can look over these materials in person at the SEC's Public Reference Room in Washington, DC.


                      Scudder Funds                   SEC
                      PO Box 2291                     450 Fifth Street, N.W.
                      Boston, MA 02107-2291           Washington, DC 20549-6009
                      1-800-SCUDDER                   1-800-SEC-0330

                      www.scudder.com                 www.sec.gov


                      SEC File Number             811-3495

SCUDDER


--------------------
MONEY MARKET
--------------------

Money Market Funds

Scudder Tax Free
Money Fund    Fund #071

Scudder U.S. Treasury
Money Fund    Fund #059

Scudder Cash Investment
Trust         Fund #065

Scudder Money Market Series
Premium Shares   Fund #402
Prime Reserve Shares   Fund #309

Prospectus
October 1, 1999

As with all mutual funds, the Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.

Scudder Money Funds

                       How the funds work

                        2   Tax Free Money Fund

                        6   U.S. Treasury Money Fund

                       10   Cash Investment Trust

                       14   Money Market Series

                       18   Other Policies and Risks

                       19   Who Manages and Oversees the Funds

                       22   Financial Highlights


                       How to invest in the funds

                       28   How to Buy Shares

                       29   How to Exchange or Sell Shares

                       30   Policies You Should Know About

                       35   Understanding Distributions and Taxes

How the funds work

These funds are money funds, meaning that they seek to maintain a stable $1.00 share price to preserve the value of your investment.

Taken as a group, they represent a spectrum of approaches to money fund investing. One fund invests for income that is free from regular federal income taxes. Each fund follows its own goal.

Remember that mutual funds are investments, not bank deposits. They're not insured or guaranteed by the FDIC or any other government agency. Their share prices aren't guaranteed, so be aware that you could lose money.

You can access all Scudder fund prospectuses online at:  www.scudder.com

--------------------------------------------------------------------------------
                      ticker symbol | STFXX                 fund number | 071

Scudder Tax Free Money Fund
--------------------------------------------------------------------------------

Investment Approach

The fund seeks to provide income exempt from regular federal income tax and stability of principal through investments in municipal securities. The fund invests at least 80% of net assets in high quality short-term municipal securities, the income from which is free from regular federal income tax and from alternative minimum tax (AMT).

The fund may buy many types of municipal securities, including industrial development bonds, but all must meet the rules for money market fund investments (see sidebar). In addition, the fund's policies are stricter than the rules, in that it only buys securities in the top credit grade for short-term debt securities.

Working in conjunction with a credit analyst, the portfolio managers screen potential securities and develop a list of those that the fund may buy. The managers then decide which securities on this list to buy, looking for attractive yield and weighing considerations such as credit quality, economic outlooks, and possible interest rate movements. The managers may adjust the fund's exposure to interest rate risk, typically seeking to take advantage of possible rises in interest rates and to preserve yield when interest rates appear likely to fall.


THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPH.
--------------------------------------------------------------------------------

MONEY FUND RULES

To be called a money market fund, a mutual fund must operate within strict federal rules. Designed to help maintain a stable $1.00 share price, these rules limit money funds to particular types of securities and strategies. Some of the rules:

o individual securities must have remaining maturities of no more than 397 days

o the dollar-weighted average maturity of the fund's holdings cannot exceed 90 days

o all securities must be in the top two credit grades for short-term debt securities and denominated in U.S. dollars
--------------------------------------------------------------------------------

2 | Scudder Tax Free Money Fund

--------------------------------------------------------------------------------
[ICON]             This fund may make sense for investors who are in a
                   moderate to high tax bracket and who are looking for the income, liquidity, and stability that a money fund is designed to offer.
--------------------------------------------------------------------------------

Main Risks to Investors

There are several risk factors that could reduce the yield you get from the fund or make it perform less well than other investments. Although the fund seeks to preserve the value of your investment at $1.00 per share, you could lose money by investing in the fund.

As with most money market funds, the most important factor is market interest rates. The fund's yield tends to reflect current interest rates, which means that when these rates fall, the fund's yield generally falls as well.

A second factor is credit quality. If a portfolio security declines in credit quality or goes into default, it could hurt the fund's performance. To the extent that the fund emphasizes certain geographic regions or sectors of the municipal market, the fund increases its exposure to any factors affecting these regions or sectors. For example, industrial development bonds are typically backed by revenues from a given facility and by the credit of a private company, but are not backed by the taxing power of a municipality.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of interest rate trends or credit quality

o securities that rely on third-party insurers to raise their credit quality could fall in price or go into default if the financial condition of the insurer deteriorates

o political or legal actions could change the way the fund's dividends are taxed

                                                 Scudder Tax Free Money Fund | 3

--------------------------------------------------------------------------------
[ICON]             While a fund's past performance isn't necessarily a
                   sign of how it will do in the future, it can be valuable for an investor to know. This page looks at fund performance two different ways: year by year and over time.
--------------------------------------------------------------------------------

The Fund's Track Record

The bar chart shows how the fund's total returns have varied from year to year, which may give some idea of risk. The table shows how the fund's returns over different periods average out. All figures on this page assume reinvestment of dividends and distributions.


---------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year
---------------------------------------------------------------

THIS DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

'89       5.82%
'90       5.44%
'91       4.20%
'92       2.54%
'93       1.86%
'94       2.26%
'95       3.27%
'96       2.91%
'97       3.10%
'98       2.92%


1999 Total Return as of June 30: 1.25%

Best Quarter: 1.52%, Q2 1989      Worst Quarter: 0.43%, Q1 1994


---------------------------------------------------------------
Average Annual Total Returns (%) as of 12/31/1998
---------------------------------------------------------------
       1 Year              5 Years              10 Years
---------------------------------------------------------------
       2.92%                2.89%                3.42%
---------------------------------------------------------------

To find out the fund's current seven-day yield, call 1-800-SCUDDER.

Total returns for 1996 through 1998 would have been lower if operating expenses hadn't been maintained.

4 | Scudder Tax Free Money Fund

How Much Investors Pay

This fund has no sales charges or other shareholder fees. The fund does have annual operating expenses, and as a shareholder you pay them indirectly.

---------------------------------------------------------------
Fee Table
---------------------------------------------------------------
Shareholder Fees (paid directly from your investment)    None
---------------------------------------------------------------

Annual Operating Expenses (deducted from fund assets)
---------------------------------------------------------------
Management  Fee                                         0.50%
---------------------------------------------------------------
Distribution (12b-1) Fee                                 None
---------------------------------------------------------------
Other Expenses*                                         0.25%
                                                        -------
---------------------------------------------------------------
Total Annual Operating Expenses                         0.75%
---------------------------------------------------------------
Expense Reimbursement                                   0.10%
                                                        -------
---------------------------------------------------------------
Net Annual Operating Expenses**                         0.65%
---------------------------------------------------------------

* Includes costs of shareholder servicing, custody, accounting services, and similar expenses, which may vary with fund size and other factors.

** By contract, total operating expenses are capped at 0.65% through 9/30/2000.

---------------------------------------------------------------
Expense  Example
---------------------------------------------------------------

Based on the costs above (including one year of capped expenses in each period), this example is designed to help you compare this fund's expenses to those of other funds. The example assumes you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions, and sold your shares at the end of each period. This is only an example; actual expenses will be different.

     1 Year         3 Years         5 Years        10 Years
---------------------------------------------------------------
      $66             $230           $407            $921
---------------------------------------------------------------


                                                 Scudder Tax Free Money Fund | 5

--------------------------------------------------------------------------------
                      ticker symbol | SCBXX                 fund number | 059

Scudder U.S. Treasury Money Fund
--------------------------------------------------------------------------------

Investment Approach

The fund seeks current income consistent with safety, liquidity, and stability of capital. It does this by investing at least 80% of total assets in short-term U.S. Treasury securities or in repurchase agreements backed by these securities. While the fund may place up to 20% of total assets in other types of investments, it can only invest in high quality short-term securities that are guaranteed by the full faith and credit of the U.S. government as to the timely payment of interest and principal.

Income paid by Treasuries is usually free from state and local income taxes, and for most fund shareholders the bulk of fund distributions will be free from these taxes as well (although not from federal income tax).

Working in conjunction with a credit analyst, the portfolio managers screen potential securities and develop a list of those that the fund may buy. The managers then decide which securities on this list to buy, looking for attractive yield and weighing considerations such as economic outlooks and possible interest rate movements. The managers may adjust the fund's exposure to interest rate risk, typically seeking to take advantage of possible rises in interest rates and to preserve yield when interest rates appear likely to fall.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPH.
--------------------------------------------------------------------------------

MONEY FUND RULES

To be called a money market fund, a mutual fund must operate within strict federal rules. Designed to help maintain a stable $1.00 share price, these rules limit money funds to particular types of securities and strategies. Some of the rules:

o individual securities must have remaining maturities of no more than 397 days

o the dollar-weighted average maturity of the fund's holdings cannot exceed 90 days

o all securities must be in the top two credit grades for short-term debt securities and denominated in U.S. dollars

--------------------------------------------------------------------------------

6 | Scudder U.S. Treasury Money Fund

--------------------------------------------------------------------------------
[ICON]             Investors whose primary concerns are quality and
                   liquidity may want to consider this fund.
--------------------------------------------------------------------------------

Main Risks to Investors

There are several risk factors that could reduce the yield you get from the fund or make it perform less well than other investments. Although the fund seeks to preserve the value of your investment at $1.00 per share, you could lose money by investing in the fund.

As with most money market funds, the most important factor is market interest rates. The fund's yield tends to reflect current interest rates, which means that when these rates fall, the fund's yield generally falls as well.

Because of the fund's high credit standards, its yield may be lower than the yields of money funds that don't limit their investments to government-guaranteed securities.

Other factors that could affect performance include:


o    the managers could be wrong in their analysis of interest rate trends

o the counterparty to a repurchase agreement or other transaction could default on its obligations

o political or legal actions could change the way the fund's dividends are taxed, particularly in certain states or localities


                                            Scudder U.S. Treasury Money Fund | 7

--------------------------------------------------------------------------------
[ICON]             While a fund's past performance isn't necessarily a
                   sign of how it will do in the future, it can be valuable for an investor to know. This page looks at fund performance two different ways: year by year and over time.
--------------------------------------------------------------------------------

The Fund's Track Record

The bar chart shows how the fund's total returns have varied from year to year, which may give some idea of risk. The table shows how the fund's returns over different periods average out. All figures on this page assume reinvestment of dividends and distributions.

---------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year
---------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

'89       8.27%
'90       7.34%
'91       5.66%
'92       3.36%
'93       2.56%
'94       3.52%
'95       5.22%
'96       4.62%
'97       4.67%
'98       4.78%


1999 Total Return as of June 30: 2.07%
Best Quarter: 2.14%, Q2 1989      Worst Quarter: 0.63%, Q1 1993

---------------------------------------------------------------
Average Annual Total Returns (%) as of 12/31/1998
---------------------------------------------------------------
       1 Year              5 Years              10 Years
---------------------------------------------------------------
       4.78%                4.56%                4.99%
---------------------------------------------------------------

To find out the fund's current seven-day yield, call 1-800-SCUDDER.

Total returns for 1991 through 1998 would have been lower if operating expenses hadn't been maintained.

8 | Scudder U.S. Treasury Money Fund

How Much Investors Pay

This fund has no sales charges or other shareholder fees. The fund does have annual operating expenses, and as a shareholder you pay them indirectly.

---------------------------------------------------------------
Fee Table
---------------------------------------------------------------
Shareholder Fees (paid directly from your investment)    None
---------------------------------------------------------------
Annual Operating Expenses (deducted from fund assets)
-----------------------------------------------------------------
Management  Fee                                         0.50%
-----------------------------------------------------------------
Distribution (12b-1) Fee                                 None
-----------------------------------------------------------------
Other Expenses*                                         0.58%
                                                        -------
-----------------------------------------------------------------
Total Annual Operating Expenses                         1.08%
-----------------------------------------------------------------
Expense Reimbursement                                   0.43%
                                                        -------
-----------------------------------------------------------------
Net Annual Operating Expenses**                         0.65%
-----------------------------------------------------------------

* Includes costs of shareholder servicing, custody, accounting services, and similar expenses, which may vary with fund size and other factors.

** By contract, total operating expenses are capped at 0.65% through 9/30/2000.

---------------------------------------------------------------
Expense  Example
---------------------------------------------------------------

Based on the costs above (including one year of capped expenses in each period), this example is designed to help you compare this fund's expenses to those of other funds. The example assumes you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions, and sold your shares at the end of each period. This is only an example; actual expenses will be different.

     1 Year         3 Years         5 Years        10 Years
---------------------------------------------------------------
      $66             $301           $554           $1,278
---------------------------------------------------------------


                                            Scudder U.S. Treasury Money Fund | 9

--------------------------------------------------------------------------------
                      ticker symbol | SCTXX                 fund number | 065

Scudder Cash Investment Trust
--------------------------------------------------------------------------------

Investment Approach

The fund seeks to maintain stability of capital and, consistent with that, to maintain liquidity of capital and to provide current income. It does this by investing exclusively in high quality short-term securities.

The fund may buy securities from many types of issuers, including the U.S. government, banks, corporations, and municipalities. However, everything the fund buys must meet the rules for money market fund investments (see sidebar). In addition, the fund's policies are stricter than the rules, in that it only buys securities in the top credit grade for short-term debt securities.

Working in conjunction with a credit analyst, the portfolio managers screen potential securities and develop a list of those that the fund may buy. The managers then decide which securities on this list to buy, looking for attractive yield and weighing considerations such as credit quality, economic outlooks, and possible interest rate movements. The managers may adjust the fund's exposure to interest rate risk, typically seeking to take advantage of possible rises in interest rates and to preserve yield when interest rates appear likely to fall.


THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPH.
--------------------------------------------------------------------------------

MONEY FUND RULES

To be called a money market fund, a mutual fund must operate within strict federal rules. Designed to help maintain a stable $1.00 share price, these rules limit money funds to particular types of securities and strategies. Some of the rules:

o individual securities must have remaining maturities of no more than 397 days

o the dollar-weighted average maturity of the fund's holdings cannot exceed 90 days

o all securities must be in the top two credit grades for short-term debt securities and denominated in U.S. dollars
--------------------------------------------------------------------------------


10 | Scudder Cash Investment Trust

--------------------------------------------------------------------------------
[ICON]             This fund, a broadly diversified money fund with an
                   emphasis on credit quality, could serve investors who want a money fund that's designed to offer a high level of stability.
--------------------------------------------------------------------------------

Main Risk to Investors

There are several risk factors that could reduce the yield you get from the fund or make it perform less well than other investments. Although the fund seeks to preserve the value of your investment at $1.00 per share, you could lose money by investing in the fund.

As with most money market funds, the most important factor is market interest rates. The fund's yield tends to reflect current interest rates, which means that when these rates fall, the fund's yield generally falls as well.

A second factor is credit quality. If a portfolio security declines in credit quality or goes into default, it could hurt the fund's performance. To the extent that the fund emphasizes certain sectors of the short-term securities market, the fund increases its exposure to factors affecting these sectors.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of interest rate trends or credit quality

o securities that rely on third-party insurers to raise their credit quality could fall in price or go into default if the financial condition of the insurer deteriorates

                                              Scudder Cash Investment Trust | 11

--------------------------------------------------------------------------------
[ICON]             While a fund's past performance isn't necessarily a
                   sign of how it will do in the future, it can be valuable for an investor to know. This page looks at fund performance two different ways: year by year and over time.
--------------------------------------------------------------------------------

The Fund's Track Record

The bar chart shows how the fund's total returns have varied from year to year, which may give some idea of risk. The table shows how the fund's returns over different periods average out. All figures on this page assume reinvestment of dividends and distributions.

---------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year
---------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

'89       8.86%
'90       7.84%
'91       5.96%
'92       3.51%
'93       2.58%
'94       3.70%
'95       5.25%
'96       4.70%
'97       4.85%
'98       4.83%

1999 Total Return as of June 30: 2.09%

Best Quarter: 2.30%, Q2 1989      Worst Quarter: 0.62%, Q2 1993

---------------------------------------------------------------
Average Annual Total Returns (%) as of 12/31/1998
---------------------------------------------------------------
       1 Year              5 Years              10 Years
---------------------------------------------------------------
       4.83%                4.66%                5.19%
---------------------------------------------------------------

To find out the fund's current seven-day yield, call 1-800-SCUDDER.

The total return for 1998 would have been lower if operating expenses hadn't been maintained.

12 | Scudder Cash Investment Trust

How Much Investors Pay

This fund has no sales charges or other shareholder fees. The fund does have annual operating expenses, and as a shareholder you pay them indirectly.

---------------------------------------------------------------
Fee Table
---------------------------------------------------------------
Shareholder Fees (paid directly from your investment)    None
---------------------------------------------------------------
Annual Operating Expenses (deducted from fund assets)
-----------------------------------------------------------------
Management  Fee                                         0.43%
---------------------------------------------------------------
Distribution (12b-1) Fee                                 None
---------------------------------------------------------------
Other Expenses*                                         0.59%
                                                        -------
---------------------------------------------------------------
Total Annual Operating Expenses                         1.02%
---------------------------------------------------------------
Expense Reimbursement                                   0.17%
                                                        -------
---------------------------------------------------------------
Net Annual Operating Expenses**                         0.85%
---------------------------------------------------------------

* Includes costs of shareholder servicing, custody, accounting services, and similar expenses, which may vary with fund size and other factors.

** By contract, total operating expenses are capped at 0.85% through 9/30/2000.

---------------------------------------------------------------
Expense  Example
---------------------------------------------------------------

Based on the costs above (including one year of capped expenses in each period), this example is designed to help you compare this fund's expenses to those of other funds. The example assumes you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions, and sold your shares at the end of each period. This is only an example; actual expenses will be different.

     1 Year         3 Years         5 Years        10 Years
---------------------------------------------------------------
      $87             $308           $547           $1,232
---------------------------------------------------------------

                                              Scudder Cash Investment Trust | 13

--------------------------------------------------------------------------------
ticker symbols     Premium Shares       | SPMXX               fund number | 402
                   Prime Reserve Shares | SCRXX               fund number | 309

Scudder Money Market Series
--------------------------------------------------------------------------------

Investment Approach

The fund seeks as high a level of current income as is consistent with liquidity, preservation of capital, and the fund's investment policies. It does this by investing exclusively in high quality short-term securities, as well as certain repurchase agreements.

The fund may buy securities from many types of issuers, including the U.S. government, banks (both U.S. banks and U.S. branches of foreign banks), corporations, and municipalities. The fund may invest more than 25% of total assets in bank obligations. However, everything the fund buys must meet the rules for money market fund investments (see sidebar). In addition, the fund's policies are stricter than the rules, in that it only buys securities in the top credit grade for short-term debt securities.

Working in conjunction with a credit analyst, the portfolio managers screen potential securities and develop a list of those that the fund may buy. The managers then decide which securities on this list to buy, looking for attractive yield and weighing considerations such as credit quality, economic outlooks, and possible interest rate movements. The managers may adjust the fund's exposure to interest rate risk, typically seeking to take advantage of possible rises in interest rates and to preserve yield when interest rates appear likely to fall.


THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPH.
--------------------------------------------------------------------------------

MONEY FUND RULES

To be called a money market fund, a mutual fund must operate within strict federal rules. Designed to help maintain a stable $1.00 share price, these rules limit money funds to particular types of securities and strategies. Some of the rules:

o individual securities must have remaining maturities of no more than 397 days

o the dollar-weighted average maturity of the fund's holdings cannot exceed 90 days

o all securities must be in the top two credit grades for short-term debt securities and denominated in U.S. dollars
--------------------------------------------------------------------------------


14 | Scudder Money Market Series

--------------------------------------------------------------------------------
[ICON]             With its higher investment minimums and more
                   restrictive transaction policies, this fund may be appropriate for investors interested in a longer term cash investment.
--------------------------------------------------------------------------------

Main Risks to Investors

There are several risk factors that could reduce the yield you get from the fund or make it perform less well than other investments. Although the fund seeks to preserve the value of your investment at $1.00 per share, you could lose money by investing in the fund.

As with most money market funds, the most important factor is market interest rates. The fund's yield tends to reflect current interest rates, which means that when these rates fall, the fund's yield generally falls as well.

A second factor is credit quality. If a portfolio security declines in credit quality or goes into default, it could hurt the fund's performance. To the extent that the fund emphasizes certain sectors of the short-term securities market, the fund increases its exposure to factors affecting these sectors. For example, banks' repayment abilities could be compromised by broad economic declines or sharp rises in interest rates. Securities from foreign banks may have greater credit risk than comparable U.S. securities, for reasons ranging from political and economic uncertainties to less stringent banking regulations.


Other factors that could affect performance include:


o the managers could be wrong in their analysis of interest rate trends or credit quality

o the counterparty to a repurchase agreement or other transaction could default on its obligations

o securities that rely on third-party insurers to raise their credit quality could fall in price or go into default if the financial condition of the insurer deteriorates


                                                Scudder Money Market Series | 15

--------------------------------------------------------------------------------
[ICON]             While a fund's past performance isn't necessarily a
                   sign of how it will do in the future, it can be valuable for an investor to know.
--------------------------------------------------------------------------------

The Fund's Track Record

The bar chart shows the total return for the first complete calendar year of the fund's Premium Shares*. The table shows how the class's returns over different periods average out. Because Prime Reserve Shares commenced operations less than one year ago, they did not have at least a full calendar year of performance to report as of the date of this prospectus. All figures on this page assume reinvestment of dividends and distributions.

---------------------------------------------------------------
Annual Total Returns (%) as of 12/31/1998
---------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

'98       5.46

1999 Total Return as of June 30: 2.41%
Best Quarter: 1.39%, Q3 1998      Worst Quarter: 1.29%, Q4 1998

---------------------------------------------------------------
Average Annual Total Returns (%) as of 12/31/1998
---------------------------------------------------------------
            1 Year                     Since Inception
---------------------------------------------------------------
             5.46%                          5.46%
---------------------------------------------------------------

*    Class inception: 7/7/97

To find out current seven-day yield for either share class, call 1-800-SCUDDER.

The total return for 1998 would have been lower if operating expenses hadn't been maintained.


16 | Scudder Money Market Series

How Much Investors Pay

This fund has no sales charges or other shareholder fees. The fund does have annual operating expenses, and as a shareholder you pay them indirectly.

---------------------------------------------------------------
                                  Premium     Prime Reserve
Fee Table                          Shares        Shares
---------------------------------------------------------------
Shareholder Fees (paid directly
from your investment)                None          None
---------------------------------------------------------------
Annual Operating Expenses (deducted from fund assets)
---------------------------------------------------------------
Management Fee                       0.25%          0.25%
---------------------------------------------------------------
Distribution (12b-1) Fee              None          None
---------------------------------------------------------------
Other Expenses*                      0.09%          0.57%
                                  -----------------------------
---------------------------------------------------------------
Total Annual Operating Expenses      0.34%          0.82%
---------------------------------------------------------------
Fee Waiver                           0.05%          0.05%
                                  -----------------------------
---------------------------------------------------------------
Net Annual Operating Expenses**      0.29%          0.77%
---------------------------------------------------------------

* Includes costs of shareholder servicing, custody, accounting services, and similar expenses, which may vary with fund size and other factors.

** By contract, the adviser has reduced its management fee for each class by 0.05% through 9/30/2000. From time to time, the adviser may voluntarily waive an additional portion of its management fee.


---------------------------------------------------------------
Expense Example
---------------------------------------------------------------

Based on the costs above (including one year of reduced expenses in each period due to the contractual management fee waiver), this example is designed to help you compare the expenses of the fund's Premium Shares and Prime Reserve Shares to those of other funds. The example assumes you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions, and sold your shares at the end of each period. This is only an example; actual expenses will be different.

Share Class      1 Year      3 Years      5 Years    10 Years
---------------------------------------------------------------
Premium            $30         $104         $186         $426
---------------------------------------------------------------
Prime Reserve      $79         $257         $450       $1,009
---------------------------------------------------------------

                                                Scudder Money Market Series | 17

Other Policies and Risks

While the fund-by-fund sections on the previous pages describe the main points of each fund's strategy and risks, there are a few other issues to know about:

o Although major changes tend to be infrequent, each fund's Board could change that fund's investment goal without seeking shareholder approval. However, the policy for investing 80% of assets for the Tax Free Money Fund cannot be changed without shareholder approval.

o As a temporary defensive measure, Scudder Tax Free Money Fund could shift up to 100% of assets into investments such as taxable money market securities. This would mean that the fund was not pursuing its goal.

o The investment adviser establishes a security's credit quality when it buys the security, using independent ratings or, for unrated securities, its own credit ratings. If a security's credit quality falls, the security will be sold unless the adviser or the Board believes this would not be in the shareholders' best interests.

Year 2000 readiness

Like all mutual funds, these funds could be affected by the inability of some computer systems to recognize the year 2000. The investment adviser has a year 2000 readiness program designed to address this problem, and is also researching the readiness of suppliers and business partners as well as issuers of securities the funds own. Still, there's some risk that the year 2000 problem could materially affect a fund's operations (such as its ability to calculate net asset value and process purchases and redemptions), its investments, or securities markets in general.


THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING THREE PARAGRAPHS.
--------------------------------------------------------------------------------

FOR MORE INFORMATION

This prospectus doesn't tell you about every policy or risk of investing in the funds.

If you want more information on a fund's allowable securities and investment practices and the characteristics and risks of each one, you may want to request a copy of the SAI (the back cover has information on how to do this).

Keep in mind that there is no assurance that any mutual fund will achieve its goal.

--------------------------------------------------------------------------------

18 | Other Policies and Risks

--------------------------------------------------------------------------------
[ICON]             Scudder Kemper, the company with overall
                   responsibility for managing the funds, takes a team approach to asset management.
--------------------------------------------------------------------------------

Who Manages and Oversees the Funds

The investment adviser

The investment adviser for these funds is Scudder Kemper Investments, Inc., located at 345 Park Avenue, New York, NY 10154-0010. Scudder Kemper has more than 80 years of experience managing mutual funds, and currently has more than $290 billion in assets under management.

Each fund is managed by a team of investment professionals, who individually represent different areas of expertise and who together develop investment strategies and make buy and sell decisions. Supporting the fund managers are Scudder Kemper's many economists, research analysts, traders, and other investment specialists, located in offices across the United States and around the world.

As payment for serving as investment adviser, Scudder Kemper receives a management fee from each fund. Below are the actual rates paid by each fund for the 12 months through the most recent fiscal year end, as a percentage of its average daily net assets:

Fund Name                                          Fee Paid
---------------------------------------------------------------
Scudder Tax Free Money Fund                          0.40%
---------------------------------------------------------------
Scudder U.S. Treasury Money Fund                     0.07%
---------------------------------------------------------------
Scudder Cash Investment Trust                        0.26%
---------------------------------------------------------------
Scudder Money Market Series, Premium Shares          0.11%
---------------------------------------------------------------

For the fund's Prime Reserve Shares, a class that hasn't been in operation for a full fiscal year, the rate is 0.11% of the fund's average daily net assets.

                                         Who Manages and Oversees the Funds | 19

The portfolio managers

The following people handle the day-to-day management of each fund in this prospectus.

Scudder Tax Free Money Fund              Scudder Cash Investment Trust
                                         Scudder Money Market Series
Frank J. Rachwalski, Jr.
Lead Portfolio Manager                   Frank J. Rachwalski, Jr.
  o    Began investment career in 1973   Lead Portfolio Manager
  o    Joined the adviser in 1973          o    Began investment career in 1973
  o    Joined the fund team in 1998        o    Joined the adviser in 1973
                                           o    Joined the fund team in 1998
Jerri I. Cohen
  o    Began investment career in 1981   Dean Meddaugh
  o    Joined the adviser in 1981          o    Began investment career in 1994
  o    Joined the fund team in 1998        o    Joined the adviser in 1996
                                           o    Joined the fund team in 1998
Scudder U.S. Treasury Money Fund

Frank J. Rachwalski, Jr.
Lead Portfolio Manager
  o    Began investment career in 1973
  o    Joined the adviser in 1973
  o    Joined the fund team in 1998

Dean Meddaugh
  o    Began investment career in 1994
  o    Joined the adviser in 1996
  o    Joined the fund team in 1999

Christopher Proctor
  o    Began investment career in 1990
  o    Joined the adviser in 1999
  o    Joined the fund team in 1999


20 | Who Manages and Oversees the Funds

The Board

A mutual fund's Board is responsible for the general oversight of the fund's business. The majority of each Board is not affiliated with Scudder Kemper. The independent members have primary responsibility for assuring that each fund is managed in the best interests of its shareholders. The following people comprise each fund's Board:


Scudder Tax Free Money Fund                  Scudder Money Market Series
Scudder U.S. Treasury Money Fund
Scudder Cash Investment Trust                Dr. Rosita P. Chang
                                               o    Professor of Finance,
Lynn S. Birdsong                                    University of Rhode Island
  o    Managing  Director of Scudder
       Kemper Investments, Inc.              Dr. J. D. Hammond
  o    President of the funds                  o    Dean, Smeal College of
                                                    Business Administration,
Henry P. Becton, Jr.                                Pennsylvania State University
  o    President and General Manager,
       WGBH Educational  Foundation          Richard M. Hunt
                                               o    University Marshal and Senior
Dawn-Marie Driscoll                                 Lecturer, Harvard University
  o    Executive Fellow, Center for
       Business Ethics, Bentley College      Edgar R. Fiedler
  o    President, Driscoll Associates          o    Senior Fellow and Economic
       (consulting firm)                            Counsellor, The Conference
                                                    Board, Inc. (not-for-profit research
Peter B. Freeman                                    organization)
  o    Corporate director and trustee
                                             Peter B. Freeman
George M. Lovejoy, Jr.                         o    Corporate director and trustee
  o    President and Director, Fifty
       Associates (real estate               Kathryn L. Quirk
       corporation)                            o    Managing  Director of Scudder
                                                    Kemper Investments, Inc.
Wesley W. Marple, Jr.                          o    President of the fund
  o    Professor of Business
       Administration, Northeastern
       University, College of Business
       Administration

Kathryn L. Quirk
  o    Managing  Director of Scudder
       Kemper Investments, Inc.
  o    Vice President and Assistant
       Secretary of the funds

Jean C. Tempel
  o    Venture Partner, Internet
       Capital Corp.  (internet holding
       company)


                                         Who Manages and Oversees the Funds | 21

Financial Highlights

These tables are designed to help you understand each fund's financial performance in recent years. The figures in the first part of each table are for a single share. The total return figures represent the percentage that an investor in a particular fund would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with each fund's financial statements, is included in that fund's annual report (see "Shareholder reports" on the back cover).

Scudder Tax Free Money Fund

-------------------------------------------------------------------------------------
Years ended December 31,      1999(a)    1998      1997     1996      1995    1994
-------------------------------------------------------------------------------------
Net asset value, beginning
of period                   $1.000      $1.000    $1.000   $1.000    $1.000   $1.000
                           ----------------------------------------------------------
-------------------------------------------------------------------------------------
Net investment income         .010        .029      .031     .029      .032     .022
-------------------------------------------------------------------------------------
Less distributions from net
investment income (b)        (.010)      (.029)    (.031)   (.029)    (.032)   (.022)
-------------------------------------------------------------------------------------
Net asset value, end of
period                      $1.000      $1.000    $1.000   $1.000    $1.000   $1.000
                           ----------------------------------------------------------
-------------------------------------------------------------------------------------
Total Return (%)              1.03(c)**   2.92(c)   3.10(c)  2.91(c)   3.27     2.26
-------------------------------------------------------------------------------------

Ratios and Supplemental Data
-------------------------------------------------------------------------------------
Net assets, end of period
($ millions)                  257          249       283      220       239      257
-------------------------------------------------------------------------------------
Ratio of operating expenses
net, to average daily net
assets (%)                    .65*         .65       .65      .70       .75      .77
-------------------------------------------------------------------------------------
Ratio of operating expenses
before expense reductions
to average daily net assets   .75*         .71       .76      .75       .75      .77
-------------------------------------------------------------------------------------
Ratio of net investment
income to average daily net
assets (%)                   2.46*        2.87      3.06     2.86      3.21     2.24
-------------------------------------------------------------------------------------

(a) Five months ended May 31, 1999. On August 10, 1998, the Board of the fund changed the fiscal year end from December 31 to May 31.

(b) Net realized capital gains (losses) were less than 6/10 of 1 cent per share.

(c)  Total returns may have been lower had certain expenses not been reduced.

*    Annualized

**   Not annualized

22 | Financial Highlights

Scudder U.S. Treasury Money Fund

-------------------------------------------------------------------------------------
Years ended June 30,            1999(a)    1998     1997     1996     1995    1994
-------------------------------------------------------------------------------------
Net asset value, beginning
of period                      $1.000    $1.000   $1.000   $1.000   $1.000   $1.000
                               ------------------------------------------------------
-------------------------------------------------------------------------------------
Net investment income            .040      .047     .045     .048     .046     .027
-------------------------------------------------------------------------------------
Less distributions from net
investment income and net
realized gains on investment
transactions (b)                (.040)    (.047)   (.045)   (.048)   (.046)   (.027)
-------------------------------------------------------------------------------------
Net asset value, end of period $1.000    $1.000   $1.000   $1.000   $1.000   $1.000
                               ------------------------------------------------------
-------------------------------------------------------------------------------------
Total Return (%) (c)             4.09**    4.83     4.58     4.91     4.70     2.74
-------------------------------------------------------------------------------------

Ratios and Supplemental Data
-------------------------------------------------------------------------------------
Net assets, end of period
($ millions)                      427       389      399      396      383      383
-------------------------------------------------------------------------------------
Ratio of operating expenses,
net to average daily net
assets (%)                        .65*      .65      .65      .65      .65      .65
-------------------------------------------------------------------------------------
Ratio of operating expenses
before expense reductions,
to average daily net assets
(%)                              1.08*     1.00      .94      .92      .90      .90
-------------------------------------------------------------------------------------
Ratio of net investment
income to average daily net
assets (%)                       4.37*     4.72     4.49     4.80     4.61     2.75
-------------------------------------------------------------------------------------


(a) Eleven months ended May 31, 1999. On August 10, 1998, the Board of the fund changed the fiscal year end from June 30 to May 31.

(b)  Net realized capital gains were less than 6/10 of 1(cent) per share.

(c)  Total returns would have been lower had certain expenses not been reduced.

*    Annualized

**   Not annualized

                                                       Financial Highlights | 23

Scudder Cash Investment Trust

-------------------------------------------------------------------------------------
Years ended June 30,             1999(a)    1998     1997     1996     1995    1994
-------------------------------------------------------------------------------------
Net asset value, beginning
of period                        $1.000    $1.000   $1.000   $1.000   $1.000   $1.000
                               ------------------------------------------------------
-------------------------------------------------------------------------------------
Net investment income             .041      .048      .046     .048     .048     .027
-------------------------------------------------------------------------------------
Less distributions from net
investment income and net
realized capital gains (b)       (.041)    (.048)    (.046)   (.048)   (.048)   (.027)
-------------------------------------------------------------------------------------
Net asset value, end of period  $1.000    $1.000    $1.000   $1.000   $1.000   $1.000
                               ------------------------------------------------------
-------------------------------------------------------------------------------------
Total Return (%)                  4.15(c)** 4.92(c)   4.73     4.89     4.90     2.77
-------------------------------------------------------------------------------------

Ratios and Supplemental Data
-------------------------------------------------------------------------------------
Net assets, end of period
($ millions)                     1,147     1,182     1,431    1,387    1,520    1,430
-------------------------------------------------------------------------------------
Ratio of operating expenses,
net to average daily net
assets (%)                         .85*       .85      .86      .83      .78      .82
-------------------------------------------------------------------------------------
Ratio of operating expenses
before expense reduction, to
average daily net assets (%)      1.02*       .95      .86      .83      .78      .82
-------------------------------------------------------------------------------------
Ratio of net investment
income to average daily net
assets (%)                        4.44*      4.82     4.63     4.79     4.84     2.78
-------------------------------------------------------------------------------------

(a) Eleven months ended May 31, 1999. On August 10, 1998, the Board of the fund changed the fiscal year end from June 30 to May 31.

(b)  Net realized capital gains were less than 6/10 of $.01 per share.

(c)  Total return would have been lower had certain expenses not been reduced.

*    Annualized

**   Not annualized


24 | Financial Highlights

Scudder Money Market Series
Premium Money Market Shares

-------------------------------------------------------------------------------------
Years ended December 31,                                 1999(a)    1998    1997(b)
-------------------------------------------------------------------------------------
Net asset value, beginning of period                    $1.000    $1.000    $1.000
                                                        -----------------------------
-------------------------------------------------------------------------------------
Net investment income                                     .020      .053      .026
-------------------------------------------------------------------------------------
Distributions from net investment income                 (.020)    (.053)    (.026)
-------------------------------------------------------------------------------------
Net asset value, end of period                          $1.000    $1.000    $1.000
                                                        -----------------------------
-------------------------------------------------------------------------------------
Total Return (%) (c)                                      2.00**    5.46      2.62**
-------------------------------------------------------------------------------------

Ratios and Supplemental Data
-------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                     936       808       335
-------------------------------------------------------------------------------------
Ratio of operating expenses, net to average daily net
assets (%)                                                 .20*      .24       .38*
-------------------------------------------------------------------------------------
Ratio of operating expenses before expense reductions,
to average daily net assets (%)                            .34*      .35       .43*
-------------------------------------------------------------------------------------
Ratio of net investment income to average daily net
assets (%)                                                4.81*     5.31      5.50*
-------------------------------------------------------------------------------------


(a) Five months ended May 31, 1999. On November 13, 1998, the Board of the fund changed the fiscal year end of the fund from December 31 to May 31.

(b) For the period July 7, 1997 (commencement of sale of Premium Money Market Shares) to December 31, 1997.

(c)  Total return is higher due to maintenance of the fund's expenses.

*    Annualized

**   Not annualized


                                                       Financial Highlights | 25

Scudder Money Market Series
Prime Reserve Money Market Shares

-------------------------------------------------------------------------------------
Years ended December 31,                                         1999(a)    1998(b)
-------------------------------------------------------------------------------------
Net asset value, beginning of period                             $1.000     $1.000
                                                                ---------------------
-------------------------------------------------------------------------------------
Net investment income                                              .020       .011
-------------------------------------------------------------------------------------
Distributions from net investment income                          (.020)     (.011)
-------------------------------------------------------------------------------------
Net asset value, end of period                                   $1.000     $1.000
                                                                ---------------------
-------------------------------------------------------------------------------------
Total Return (%) (c)                                               1.98**     1.06**
-------------------------------------------------------------------------------------

Ratios and Supplemental Data
-------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                               34         12
-------------------------------------------------------------------------------------
Ratio of operating expenses, net to average daily net assets
(%)                                                                 .26*       .31*
-------------------------------------------------------------------------------------
Ratio of operating expenses before expense reductions, to
average daily net assets (%)                                        .40*       .45*
-------------------------------------------------------------------------------------
Ratio of net investment income to average daily net assets (%)     4.73*      4.95*
-------------------------------------------------------------------------------------


(a)  Five months ended May 31, 1999.

(b) For the period October 15, 1998 (commencement of sale of Prime Reserve Money Market Shares) to December 31, 1998.

(c)  Total return is higher due to maintenance of the fund's expenses.

*    Annualized

**   Not annualized

26 | Financial Highlights

How to invest in the funds

The following pages tell you how to invest in these funds and what to expect as a shareholder. If you're investing directly with Scudder, all of this information applies to you.


If you're investing through a "third party provider" -- for example, a workplace retirement plan, financial supermarket, or financial adviser -- your provider may have its own policies or instructions, and you should follow those.

How to Buy Shares

Use these instructions to invest directly with Scudder. Make out your check to "The Scudder Funds."

--------------------------------------------------------------------------------------
                   First investment                 Additional investments
--------------------------------------------------------------------------------------

                   Money Market Series:             Money Market Series:
                   $10,000 or more for Prime        $1,000 or more for either
                   Reserve Shares; $25,000 or       share class
                   more for Premium Shares
                                                    All other funds:
                   All other funds:                 $100 or more; $50 or more for
                   $2,500 or more; $1,000 or        IRAs or when using an Automatic
                   more for IRAs*                   Investment Plan

--------------------------------------------------------------------------------------
By mail or         o Fill out and sign an           o Send a check and a Scudder
express              application                      investment slip to us at the
(see below)                                           appropriate address below
                   o Send it to us at the
                     appropriate address, along     o If you don't have an
                     with an investment check         investment slip, simply include
                                                      a letter with your name,
                                                      account number, the full
                                                      name of the fund and class,
                                                      and your investment
                                                      instructions

--------------------------------------------------------------------------------------
By wire            o Call 1-800-SCUDDER for         o Call 1-800-SCUDDER for
                     instructions                     instructions

--------------------------------------------------------------------------------------
By phone           --                                o Call 1-800-SCUDDER for
                                                      instructions

--------------------------------------------------------------------------------------
With an            --                                o To set up regular investments
automatic                                              from a bank checking account,
investment                                             call 1-800-SCUDDER
plan
--------------------------------------------------------------------------------------
Using QuickBuy     --                                o Call 1-800-SCUDDER
--------------------------------------------------------------------------------------


*  Scudder Tax Free Money Fund is not appropriate for IRAs.


--------------------------------------------------------------------------------
[ICON]             Regular mail:
                   The Scudder Funds, PO Box 2291, Boston, MA 02107-2291

                   Express, registered or certified mail:
                   The Scudder Funds, 66 Brooks Drive, Braintree, MA 02184-3839

                   Fax number: 1-800-821-6234 (for exchanging and selling only)

28 | How to Buy Shares

How to Exchange or Sell Shares

Use these instructions to exchange or sell shares in an account opened directly with Scudder.

--------------------------------------------------------------------------------------
                   Exchanging into another fund     Selling shares
--------------------------------------------------------------------------------------
                   To open a new account:           Some transactions, including
                   same minimum as for a new        most for over $100,000, can
                   investment                       only be ordered in writing; if
                                                    you're in doubt, see page 32
                   For exchanges between
                   existing accounts:

                   Money Market Series:
                   $1,000 or more for either
                   share class

                   All other funds:
                   $100 or more
--------------------------------------------------------------------------------------
By phone or        o Call 1-800-SCUDDER for         o Call 1-800-SCUDDER for
wire                 instructions                     instructions
--------------------------------------------------------------------------------------
Using SAIL(TM)    o Call 1-800-343-2890 and         o Call 1-800-343-2890 and
                    follow the instructions           follow the instructions
--------------------------------------------------------------------------------------
By mail,          Write a letter that includes:    Write a letter that includes:
express, or fax
(see previous     o the fund, class, and account   o the fund, class, and account
page)               number you're exchanging out     number from which you want to
                    of                               sell shares

                  o the dollar amount or number    o the dollar amount or number
                    of shares you want to exchange   of shares you want to sell


                  o the name and class of the      o your name(s), signature(s),
                    fund you want to exchange into   and address, as they appear on
                                                     your account

                  o your name(s), signature(s),
                    and address, as they appear    o a daytime telephone number
                    on your account


                  o a daytime telephone number
--------------------------------------------------------------------------------------
With an automatic  --                              o To set up regular cash
withdrawal                                           payments from a Scudder fund
plan                                                 account, call 1-800-SCUDDER
--------------------------------------------------------------------------------------
Using QuickSell    --                              o Call 1-800-SCUDDER
--------------------------------------------------------------------------------------
Using Checkwriting --                              o Call 1-800-SCUDDER
--------------------------------------------------------------------------------------

                                             How to Exchange or Sell Shares | 29

--------------------------------------------------------------------------------
[ICON] Questions? You can speak to a Scudder representative between 8 a.m. and 8 p.m. eastern time on any fund business day by calling 1-800-SCUDDER.
--------------------------------------------------------------------------------

Policies You Should Know About

Along with the instructions on the previous pages, the policies below may affect you as a shareholder. Some of this information, such as the section on dividends and taxes, applies to all investors, including those investing through investment providers.

If you are investing through an investment provider, check the materials you got from them. As a general rule, you should follow the information in those materials wherever it contradicts the information given here. Please note that an investment provider may charge its own fees.

Policies about transactions

The funds are open for business whenever the New York Stock Exchange is open. Each fund calculates its share price every business day, as of the close of regular trading on the Exchange (typically 4 p.m. eastern time, but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading). Except for Scudder Money Market Series, each fund also calculates its share price as of 12:00 noon on business days.

You can place an order to buy or sell shares at any time. Once your order is received by Scudder Service Corporation, and they have determined that it is a "good order," it will be processed at the next share price calculated.

Because orders placed through investment providers must be forwarded to Scudder Service Corporation before they can be processed, you'll need to allow extra time. A representative of your investment provider should be able to tell you when your order will be processed.

30 | Policies You Should Know About

--------------------------------------------------------------------------------
[ICON] The Scudder Web site can be a valuable resource for shareholders with Internet access. Go to www.scudder.com to get up-to-date information, review balances or even place orders for exchanges.
--------------------------------------------------------------------------------

Ordinarily, your investment will start to accrue dividends the next business day after your purchase is processed. However, with all funds except for Scudder Money Market Series, wire transactions that arrive by 12:00 noon eastern time will receive that day's dividend.

When selling shares, you'll generally receive the dividend for the day on which your shares were sold. If you ask us to, we can sell shares in any fund except Scudder Money Market Series and wire you the proceeds on the same day, as long as we receive your request before 12:00 noon. However, you won't receive that day's dividend.

SAIL(TM), the Scudder Automated Information Line, is available 24 hours a day by calling 1-800-343-2890. You can use SAIL to get information on Scudder funds generally and on accounts held directly at Scudder. You can also use it to make exchanges and sell shares.

QuickBuy and QuickSell let you set up a link between a Scudder account and a bank account. Once this link is in place, you can move money between the two with a phone call. You'll need to make sure your bank has Automated Clearing House (ACH) services. To set up QuickBuy or QuickSell on a new account, see the account application; to add it to an existing account, call 1-800-SCUDDER.

Checkwriting lets you sell fund shares by writing a check. Your investment keeps earning dividends until your check clears. Please note that you should not write checks for less than $1,000 with Scudder Money Market Series or less than $100 with all other funds. Note as well that we can't honor any check larger than your balance at the time the check is presented to us, or any check for more than $5,000,000. It's not a good idea to close out an account using a check because the account balance could change between the time you write the check and the time it is processed.

                                             Policies You Should Know About | 31

When you call us to sell shares, we may record the call, ask you for certain information, or take other steps designed to prevent fraudulent orders. It's important to understand that as long as we take reasonable steps to ensure that an order appears genuine, we are not responsible for any losses that may occur.

When you ask us to send or receive a wire, please note that while we don't charge a fee to receive wires, we will deduct a $5 fee from all wires sent from us to your bank. Your bank may charge its own fees for handling wires. The funds can only accept wires of $100 or more.

Exchanges among Scudder funds are an option for shareholders who bought their shares directly from Scudder and for many other investors as well. Exchanges are a shareholder privilege, not a right: we may reject or limit any exchange order, particularly when there appears to be a pattern of "market timing" or other frequent purchases and sales. We may also reject or limit purchase orders, for these or other reasons.

When you want to sell more than $100,000 worth of shares, you'll usually need to place your order in writing and include a signature guarantee. The only exception is if you want money wired to a bank account that is already on file with us; in that case, you don't need a signature guarantee. Also, you don't need a signature guarantee for an exchange, although we may require one in certain other circumstances.

A signature guarantee is simply a certification of your signature -- a valuable safeguard against fraud. You can get a signature guarantee from most brokers and most banks, savings institutions, and credit unions. Note that you can't get a signature guarantee from a notary public.

32 | Policies You Should Know About

--------------------------------------------------------------------------------
[ICON] If you ever have difficulty placing an order by phone or fax, you can always send us your order in writing.
--------------------------------------------------------------------------------

Money from shares you sell is normally sent out within one business day of when your order is processed (not when it is received), although it could be delayed for up to seven days. There are also two circumstances when it could be longer: when you are selling shares you bought recently by check and that check hasn't cleared yet (maximum delay: 15 days) or when unusual circumstances prompt the SEC to allow further delays.

How the funds calculate share price

For each fund and share class in this prospectus, the share price is the net asset value per share, or NAV. To calculate NAV for each fund and share class, the funds use the following equation:


                        TOTAL ASSETS - TOTAL LIABILITIES
                       ----------------------------------   = NAV
                       TOTAL NUMBER OF SHARES OUTSTANDING


In valuing securities, we typically use the amortized cost method (the method used by most money market funds). However, when a market price isn't available, or when we have reason to believe it doesn't represent market realities, we may use fair value methods approved by each fund's Board. In such a case, the fund's value for a security is likely to be different from quoted market prices.

                                             Policies You Should Know About | 33

Other rights we reserve

You should be aware that we may do any of the following:

o withhold 31% of your distributions as federal income tax if we have been notified by the IRS that you are subject to backup withholding, or if you fail to provide us with a correct taxpayer ID number or certification that you are exempt from backup withholding

o with Scudder Money Market Series, close your account and send you the proceeds if your balance falls below the minimum for your share class, which is $7,500 for Prime Reserve Shares and $20,000 for Premium Shares; in either case, we will give you 60 days' notice so you can either increase your balance or close your account (these policies don't apply to retirement accounts or to investors with $100,000 or more in Scudder fund shares)

o with all other funds, charge you $10 a year if your account balance falls below $2,500, and close your account and send you the proceeds if your balance falls below $1,000; the notification and exemption policies are the same as in the bullet above

o reject a new account application if you don't provide a correct Social Security or other tax ID number; if the account has already been opened, we may give you 30 days' notice to provide the correct number

o pay you for shares you sell by "redeeming in kind," that is, by giving you marketable securities (which typically will involve brokerage costs for you to liquidate) rather than cash; in most cases, a fund won't make a redemption-in-kind unless your requests over a 90-day period total more than $250,000 or 1% of the fund's assets, whichever is less

o change, add, or withdraw various services, fees, and account policies (for example, we may change or terminate the exchange privilege at any time)

34 | Policies You Should Know About

--------------------------------------------------------------------------------
[ICON] Because each shareholder's tax situation is unique, it's always a good idea to ask your tax professional about the tax consequences of your investments, including any state and local tax consequences.
--------------------------------------------------------------------------------

Understanding Distributions and Taxes

By law, a mutual fund is required to pass through to its shareholders virtually all of its net earnings. A fund can earn money in two ways: by receiving interest, dividends or other income from securities it holds, and by selling securities for more than it paid for them. (A fund's earnings are separate from any gains or losses stemming from your own purchases and sales of shares.) A fund may not always pay a distribution for a given period.

The funds intend to declare income dividends daily, and pay them monthly. The Scudder Tax Free Money Fund may make short- or long-term capital gain distributions in November or December. The taxable money funds may take into account capital gains and losses (other than net long-term capital gains) in their daily dividend declarations. The funds may make additional distributions for tax purposes if necessary.

You can choose how to receive your dividends and distributions. You can have them all automatically reinvested in fund shares or all sent to you by check. Tell us your preference on your application. If you don't indicate a preference, your dividends and distributions will all be reinvested. For retirement plans, reinvestment is the only option.

                                      Understanding Distributions And Taxes | 35

The tax status of the fund earnings you receive, and your own fund transactions, generally depends on which fund you are in and which type of transaction is involved. The following tables show the usual tax status of transactions in fund shares as well as that of any taxable distributions from the funds:

Generally taxed at ordinary income rates
---------------------------------------------------------------
o short-term capital gains from selling fund shares
---------------------------------------------------------------
o taxable income dividends you receive from a fund
---------------------------------------------------------------
o short-term capital gains distributions you receive from a
  fund
---------------------------------------------------------------

Generally taxed at capital gains rates
---------------------------------------------------------------
o long-term capital gains from selling fund shares
---------------------------------------------------------------
o long-term capital gains distributions you receive from a fund
---------------------------------------------------------------

Because each fund seeks to maintain a stable share price, you are unlikely to have a capital gain or loss when you sell fund shares. For tax purposes, an exchange is the same as a sale.

36 | Understanding Distributions And Taxes

For most shareholders, dividends from Scudder Tax Free Money Fund are generally free from federal income tax, and a portion of the dividends from Scudder U.S. Treasury Money Fund are generally free from state and local income tax. However, there are a few exceptions:

o a portion of a fund's dividends may be taxable as ordinary income if it came from investments in taxable securities, tax-exempt market discount bonds, or as the result of short- or long-term capital gains

o with Scudder Tax Free Money Fund, because the fund can invest up to 20% of assets in securities whose income is subject to the federal alternative minimum tax (AMT), you may owe taxes on a portion of your dividends if you are among those investors who must pay AMT

Each fund will send you detailed tax information every January. These statements tell you the amount and the tax category of any dividends or distributions you received. They also have certain details on your purchases and sales of shares. The tax status of dividends and distributions is the same whether you reinvest them or not. Dividends or distributions declared in the last quarter of a given year are taxed in that year, even though you may not receive the money until the following January.

                                      37 | Understanding Distributions And Taxes

To Get More Information

Shareholder reports -- These include commentary from each fund's management team about recent market conditions and the effects of a fund's strategies on its performance. For each fund, they also have detailed performance figures, a list of everything the fund owns, and the fund's financial statements. Shareholders get these reports automatically. To reduce costs, we mail one copy per household. For more copies, call 1-800-SCUDDER.

Statement of Additional Information (SAI) -- Each fund's SAI tells you more about its features and policies, including additional risk information. The funds' SAIs are incorporated by reference into this document (meaning that it's legally part of this prospectus).

If you'd like to ask for copies of these documents, or if you're a shareholder and have questions, please contact Scudder or the SEC (see below). Materials you get from Scudder are free; those from the SEC involve a copying fee. If you like, you can look over these materials in person at the SEC's Public Reference Room in Washington, DC.

Scudder Funds                                        SEC

PO Box 2291                                          450 Fifth Street, N.W.
Boston, MA 02107-2291                                Washington, DC 20549-6009
1-800-SCUDDER                                        1-800-SEC-0330

www.scudder.com                                      www.sec.gov


Fund Name                                      SEC File #
---------------------------------------------------------------
Scudder Tax Free Money Fund                    811-2959
---------------------------------------------------------------
Scudder U.S. Treasury Money Fund               811-3043
---------------------------------------------------------------
Scudder Cash Investment Trust                  811-2613
---------------------------------------------------------------
Scudder Money Market Series                    811-3495
---------------------------------------------------------------

SCUDDER

Scudder Tax Free Money Market
Series    Fund #405

Scudder Government Money
Market Series  Fund #404

Institutional Shares

Prospectus
October 1, 1999

As with all mutual funds, the Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.

                                Contents

                                1     Money Market Investing
--------------------------------------------------------------------------------

                                1      About the Funds
--------------------------------------------------------------------------------
                                1      Scudder Tax Free Money Market Series

                                5      Scudder Government Money
                                       Market Series

                                8      Financial highlights

                               10      Investment adviser

                               11      Distributions

                               12      Taxes

                               13      About Your Investment
--------------------------------------------------------------------------------

                               13      Transaction information

                               18      Buying and selling shares

                               18      Purchases

                               18      Redemptions

                               19      Directors and Officers

Money Market Investing

Each fund is managed to provide investors with as high a level of current income as is consistent with its investment policies and with preservation of capital and liquidity. In addition, Scudder Tax Free Money Market Series is managed to provide current income that is exempt from federal income taxes. Money market funds are conservative investments. They invest in diversified pools of short-term, high quality securities in an effort to maintain a stable net asset value of $1.00 per share. The funds distribute income, if any, to shareholders monthly, and shareholders can purchase or redeem shares on a daily basis, in a variety of ways. The funds' yields are most affected by short-term interest rates. These funds may be appropriate for corporate treasurers, financial institutions, state and local governments, and non-profit organizations that have significant cash management needs.

About the Funds

Scudder Tax Free Money Market Series

Investment objective

The fund seeks as high a level of current income that cannot be subjected to federal income tax by reason of federal law as is consistent with its investment policies and with preservation of capital and liquidity.

Unless otherwise indicated, the fund's investment objective and policies may be changed without a vote of the shareholders.

Main investment strategies

The fund pursues its goal by investing primarily in high quality municipal obligations the interest on which is exempt from federal income taxes. The fund maintains an average dollar-weighted maturity of 90 days or less. Under normal market conditions, the fund will maintain at least 80% of its total assets in obligations that are exempt from federal income tax and are not subject to the alternative minimum tax. (This policy may not be changed without the approval of a majority of the outstanding shares of the fund.)

The fund focuses its investments in first tier securities (securities generally rated in the highest short-term category by at least two nationally recognized rating services). The fund may also invest in unrated securities that its portfolio managers believe to be of comparable quality. In addition, the fund has the option of investing 25% or more of its total assets in municipal obligations that are related in such a way that an economic, business or political development or change in one obligation may also affect the fund's other obligations. The fund may also invest in excess of 25% of its assets in industrial development bonds.

In selecting high quality securities, the portfolio managers conduct thorough credit analyses to identify what appear to be the safest investments. From this group, the fund then selects individual securities based on the portfolio managers' perception of monetary conditions, the available supply of appropriate investments, and the managers' projections for short-term interest rate movements.

A security is typically sold if it ceases to be rated or its rating is reduced below the minimum required for purchase by the fund, unless the fund's Board determines that selling the security would not be in the best interests of the fund.

Of course, there can be no guarantee that by following these investment strategies, the fund will achieve its objective.

Other investments

To a more limited extent, the fund may, but is not required to, utilize other investments and investment techniques that may impact fund performance including, but not limited to, floating and variable rate instruments (obligations that do not bear interest at fixed rates) and third party puts (certain fixed rate bonds that have been coupled with an option granted by a third party financial institution to tender the bonds at their face value).

Risk management strategies

The fund manages credit risk by investing primarily in high quality securities, whose issuers are considered unlikely to default, based on their credit rating. The fund also diversifies its assets across a broad range of municipal securities.

For temporary defensive purposes, the fund may invest up to 20% of the current value of its total assets in cash, cash equivalents, or taxable securities. In such a case, the fund would not be pursuing, and may not achieve, its investment objective.

Main risks

As with most money market funds, the major factor affecting this fund's performance is short-term interest rates. If short-term interest rates fall, the fund's yield is also likely to fall. Moreover, the portfolio managers' strategy or choice of specific investments may not perform as expected. This fund may have lower returns than other funds that invest in lower-quality securities. It is also possible that securities in the fund's portfolio could be downgraded in credit rating or go into default.

The municipal securities market is narrower and less liquid, with fewer investors, issuers and market makers, than the taxable securities market. The more limited marketability of municipal securities may make it more difficult in certain circumstances to dispose of large investments advantageously. In addition, certain municipal securities might lose tax-exempt status in the event of a change in the applicable tax laws.

Industrial development bonds may involve more risk than general obligation bonds because they are generally secured by the revenues of the facility being financed rather than the taxing power of the municipality.

To the extent that the fund invests in taxable securities, a portion of its income would be taxable.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Past performance

The chart and table below provide some indication of the risks of investing in the Institutional Shares class of the fund by illustrating how the Institutional Shares class has performed. Of course, past performance is not necessarily an indication of future performance.

Total return for year ended December 31

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

     1998      3.26%


For the period included in the bar chart, Institutional Shares' highest return for a calendar quarter was 0.87% (the second quarter of 1998), and Institutional Shares' lowest return for a calendar quarter was 0.77% (the fourth quarter of 1998).

Institutional Shares' year-to-date total return as of June 30, 1999 was 1.40%.

To obtain the current 7-day yield, please call 1-800-537-1988 or visit our Web site at institutionalfunds.scudder.com.

Average annual total returns

For periods ended December 31, 1998                         Fund
--------------------------------------------------------------------------------
One Year                                                    3.26%

Since inception (8/4/97)                                    3.32%
--------------------------------------------------------------------------------


Total return for 1998 would have been lower if operating expenses hadn't been maintained.

Fee and expense information

The following information is designed to help you understand the fees and expenses that you may pay if you buy and hold Institutional Shares of the Scudder Tax Free Money Market Series.

--------------------------------------------------------------------------------
Shareholder Fees (fees paid directly from your investment):
--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on purchases (as % of offering
price)                                                                 NONE
--------------------------------------------------------------------------------
Maximum deferred sales charge (load)                                   NONE
--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on reinvested
dividends/distributions                                                NONE
--------------------------------------------------------------------------------
Redemption fee (as % of amount redeemed, if applicable)                NONE
--------------------------------------------------------------------------------
Exchange fee                                                           NONE
--------------------------------------------------------------------------------
Annual Fund Operating Expenses (expenses that are deducted from fund assets):
--------------------------------------------------------------------------------
Management fee                                                         0.25%
--------------------------------------------------------------------------------
Distribution (12b-1) fees                                              NONE
--------------------------------------------------------------------------------
Other expenses                                                         0.17%
--------------------------------------------------------------------------------
Total annual fund operating expenses                                   0.42%*
--------------------------------------------------------------------------------

* The Adviser has agreed to waive a portion of its management fee through April 30, 2000 in the amount of 0.10%. The information contained in the table above and the example below reflects the expenses of the fund without taking into account any applicable fee waivers.

Example

This example is to help you compare the cost of investing in Institutional Shares of the fund with the cost of investing in other mutual funds.

This example illustrates the impact of the above fees and expenses on an account with an initial investment of $10,000, based on the expenses shown above. It assumes a 5% annual return, the reinvestment of all dividends and distributions and "Total annual fund operating expenses" remaining the same for each year. The expenses would be the same whether you sold your shares at the end of each period or continued to hold them. Actual expenses and return vary from year to year, and may be higher or lower than those shown.

--------------------------------------------------------------------------------
One Year                                                 $   43
--------------------------------------------------------------------------------
Three Years                                              $  135
--------------------------------------------------------------------------------
Five Years                                               $  235
--------------------------------------------------------------------------------
Ten Years                                                $  530
--------------------------------------------------------------------------------

Scudder Government Money Market Series

Investment objective

The fund seeks as high a level of current income as is consistent with its investment policies and with preservation of capital and liquidity.

Unless otherwise indicated, the fund's investment objective and policies may be changed without a vote of the shareholders.

Main investment strategies

The fund pursues its goal by investing exclusively in obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities and certain repurchase agreements. The fund maintains an average dollar-weighted maturity of 90 days or less.

The fund selects individual securities based on the portfolio managers' perception of monetary conditions, the available supply of appropriate investments, and the managers' projections for short-term interest rate movements.

Of course, there can be no guarantee that by following these investment strategies, the fund will achieve its objective.

Other investments

To a more limited extent, the fund may, but is not required to, utilize other investments and investment techniques that may impact fund performance including, but not limited to, floating and variable rate instruments (obligations that do not bear interest at fixed rates) and third party puts (certain fixed rate bonds that have been coupled with an option granted by a third party financial institution to tender the bonds at their face value).

Risk management strategies

The fund manages credit risk by investing primarily in obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

Main risks

As with most money market funds, the major factor affecting this fund's performance is short-term interest rates. If short-term interest rates fall, the fund's yield is also likely to fall. Moreover, the portfolio managers' strategy or choice of specific investments may not perform as expected. This fund may have lower returns than other funds that invest in lower-quality securities. It is also possible that securities in the fund's portfolio could go into default.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Past performance

The chart and table below provide some indication of the risks of investing in the Institutional Shares class of the fund by illustrating how the Institutional Shares class has performed. Of course, past performance is not necessarily an indication of future performance.

Total return for year ended December 31

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

     1998      5.23%


For the periods included in the bar chart, Institutional Shares' highest return for a calendar quarter was 1.31% (the third quarter of 1998), and Institutional Shares' lowest return for a calendar quarter was 1.23% (the fourth quarter of 1998).

Institutional Shares' year-to-date total return as of June 30, 1999 was 2.31%.

To obtain the current 7-day yield, please call 1-800-537-1988 or visit our Web site at institutionalfunds.scudder.com.

Average annual total returns

For periods ended December 31, 1998                         Fund
--------------------------------------------------------------------------------
One Year                                                    5.23%

Since inception (8/4/97)                                    5.28%
--------------------------------------------------------------------------------

Total return for 1998 would have been lower if operating expenses hadn't been maintained.

Fee and expense information

The following information is designed to help you understand the fees and expenses that you may pay if you buy and hold Institutional Shares of the Scudder Government Money Market Series.

 -------------------------------------------------------------------------------
 Shareholder Fees (fees paid directly from your investment):
 -------------------------------------------------------------------------------
 Maximum sales charge (load) imposed on purchases (as % of offering
 price)                                                                 NONE
 -------------------------------------------------------------------------------
 Maximum deferred sales charge (load)                                   NONE
 -------------------------------------------------------------------------------
 Maximum sales charge (load) imposed on reinvested
 dividends/distributions                                                NONE
 -------------------------------------------------------------------------------
 Redemption fee (as % of amount redeemed, if applicable)                NONE
 -------------------------------------------------------------------------------
 Exchange fee                                                           NONE
 -------------------------------------------------------------------------------
 Annual Fund Operating Expenses (expenses that are deducted from fund assets):
 -------------------------------------------------------------------------------
 Management fee                                                         0.25%
 -------------------------------------------------------------------------------
 Distribution (12b-1) fees                                              NONE
 -------------------------------------------------------------------------------
 Other expenses                                                         0.25%
 -------------------------------------------------------------------------------
 Total annual fund operating expenses                                   0.50%*
 -------------------------------------------------------------------------------

* The Adviser has agreed to waive a portion of its management fee through April 30, 2000 in the amount of 0.15%. The information contained in the table above and the example below reflects the expenses of the fund without taking into account any applicable fee waivers.

Example

This example is to help you compare the cost of investing in Institutional Shares of the fund with the cost of investing in other mutual funds.

This example illustrates the impact of the above fees and expenses on an account with an initial investment of $10,000, based on the expenses shown above. It assumes a 5% annual return, the reinvestment of all dividends and distributions and "Total annual fund operating expenses" remaining the same for each year except the first year. The expenses would be the same whether you sold your shares at the end of each period or continued to hold them. Actual expenses and return vary from year to year, and may be higher or lower than those shown.


--------------------------------------------------------------------------------
One Year                                                 $   51
--------------------------------------------------------------------------------
Three Years                                              $  160
--------------------------------------------------------------------------------
Five Years                                               $  280
--------------------------------------------------------------------------------
Ten Years                                                $  628
--------------------------------------------------------------------------------

Financial highlights

The financial highlights tables are intended to help you understand each fund's Institutional Shares' financial performance for the periods indicated. Certain information reflects financial results for a single class share. The total return figures represent the rate that an investor would have earned (or lost) on an investment in the Institutional Shares of a fund assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP whose report, along with each fund's financial statements, is included in each annual report, which is available upon request by calling Institutional Funds Client Services at 1-800-537-3177.

Scudder Tax Free Money Market Series

-----------------------------------------------------------------------------------
                                                                       For the
                                                                       Period
                                                                       August 4,
                                                                         1997
                                                                    (commencement
                                                                      of sale of
                                         Five Months   Year Ended   Institutional
                                            Ended       December     Shares) to
                                           May 31,         31,       December 31,
Institutional Shares                       1999(b)        1998           1997
-----------------------------------------------------------------------------------
                                           ----------------------------------------
Net asset value, beginning of period ...   $1.000        $1.000        $1.000
                                           ----------------------------------------

Net investment income ..................     .012          .032         0.014

Distributions from net income ..........    (.012)        (.032)       (0.014)

                                           ----------------------------------------
Net asset value, end of period .........   $1.000        $1.000        $1.000
                                           ----------------------------------------
-----------------------------------------------------------------------------------
Total Return (%) (a) ...................     1.15**        3.26          1.40**

Ratios and Supplemental Data

Net assets, end of period ($ millions) .      137           121            94

Ratio of operating expenses, net to
  average daily net assets (%) .........      .32*          .26           .37*

Ratio of operating expenses before
  expense reductions, to average daily
  net assets (%) .......................      .42*          .36           .46*

Ratio of net investment income to
  average daily net assets (%) .........    2.76*          3.21         3.36*
-----------------------------------------------------------------------------------


(a)  Total return is higher due to maintenance of the Fund's expenses.

(b) On November 13, 1998, the Board of Directors of the fund changed the fiscal year end from December 31 to May 31.

*    Annualized

**   Not annualized

Scudder Government Money Market Series

-----------------------------------------------------------------------------------
                                                                       For the
                                                                       Period
                                                                       August 4,
                                                                         1997
                                                                    (commencement
                                                                      of sale of
                                         Five Months   Year Ended   Institutional
                                            Ended       December     Shares) to
                                           May 31,         31,       December 31,
Institutional Shares                       1999(b)        1998           1997
-----------------------------------------------------------------------------------

                                           ----------------------------------------
Net asset value, beginning of period ....  $1.000        $1.000        $1.000
                                           ----------------------------------------

Net investment income ...................    .019          .051          .022

Distributions from net investment
  income ................................   (.019)        (.051)        (.022)

                                           ----------------------------------------
Net asset value, end of period ..........  $1.000        $1.000        $1.000
                                           ----------------------------------------
-----------------------------------------------------------------------------------

Total Return (%) (a) ....................   1.92**         5.23          2.17**

Ratios and Supplemental Data

Net assets, end of period ($ millions) ..     74            90            54

Ratio of operating expenses, net to
  average daily net assets (%) ..........    .35*           .31          .31*

Ratio of operating expenses before
  expense reductions, to average daily
  net assets (%) ........................    .50*           .46          .46*

Ratio of net investment income to
  average daily net assets (%) ..........   4.62*          5.10         5.21*
-----------------------------------------------------------------------------------


(a) Total return is higher due to maintenance of the Fund's expenses.


(b) On November 13, 1998, the Board of Directors of the fund changed the fiscal year end from December 31 to May 31.


*    Annualized


**   Not annualized

Investment adviser

Each fund retains the investment management firm of Scudder Kemper Investments, Inc., the ("Adviser"), 345 Park Avenue, New York, NY, to manage its daily investment and business affairs subject to the policies established by the Board of Directors. The Adviser has more than 80 years of experience managing mutual funds, and currently has more than $290 billion in assets under management. The Adviser actively manages your investment in a fund. Professional management can be an important advantage for investors who do not have the time or expertise to invest directly in individual securities.

Scudder Tax Free Money Market Series

The Adviser received an investment management fee of 0.15% of the fund's average daily net assets on an annual basis for the 12-month period ended May 31, 1999.

Scudder Government Money Market Series

The Adviser received an investment management fee of 0.10% of the fund's average daily net assets on an annual basis for the 12-month period ended May 31, 1999.

Portfolio management

Each fund is managed by a team of investment professionals, each of whom plays an important role in the fund's management process. Team members work together to develop investment strategies and select securities for a fund's portfolio. They are supported by the Adviser's large staff of economists, research analysts, traders and other investment specialists who work in the Adviser's offices across the United States and abroad. The Adviser believes its team approach benefits fund investors by bringing together many disciplines and leveraging its extensive resources.

The following investment professionals are associated with each fund, as indicated:

Scudder Tax Free Money Market Series



                           Joined the
 Name and Title              Fund        Responsibilities and Background
-----------------------------------------------------------------------------------

Frank J. Rachwalski, Jr.       1998      Joined the Adviser in 1973 and began his
Lead Manager                             investment career at that time. He has
                                         been responsible for the trading and
                                         portfolio management of money market
                                         funds since 1974.

Jerri I. Cohen                 1998      Joined the Adviser in 1981 as an
Manager                                  accountant and began her investment
                                         career in 1992 as a money market trader.
-----------------------------------------------------------------------------------



                                       10

Scudder Government Money Market Series

                           Joined the
 Name and Title              Fund        Responsibilities and Background
-----------------------------------------------------------------------------------

Frank J. Rachwalski, Jr.       1998      Joined the Adviser in 1973 and began his
Lead Manager                             investment career at that time. He has
                                         been responsible for the trading and
                                         portfolio management of money market
                                         funds since 1974.

Geoffrey Gibbs                 1998      Joined the Adviser in 1996 as a trader
Manager                                  for money market funds and began his
                                         investment career in 1994.
-----------------------------------------------------------------------------------



Year 2000 readiness

Like all mutual funds, these funds could be affected by the inability of some computer systems to recognize the year 2000. Scudder Kemper has a year 2000 readiness program designed to address this problem, and is also researching the readiness of suppliers and business partners as well as issuers of securities the funds own. Still, there's some risk that the year 2000 problem could materially affect a fund's operations (such as its ability to calculate net asset value and process purchases and redemptions), its investments, or securities markets in general.

Distributions

The funds' dividends are declared daily and distributed monthly to you. The funds may take into account capital gains and losses (other than net long-term capital gains) in its daily dividend declarations. The funds may make additional distributions for tax purposes, if necessary. The funds expect that their distributions will consist primarily of ordinary income. Any dividends or capital gains distributions declared in October, November or December with a record date in such month and paid during the following January will be treated by you for federal income tax purposes as if received on December 31 of the calendar year declared.

You may choose to receive distributions in cash or have them reinvested in additional shares of a fund. If an investment is in the form of a retirement plan, all dividends and capital gains distributions must be reinvested. Distributions for Government Money Market Series are generally taxable, whether received in cash or reinvested.

Taxes

Generally, dividends from net investment income of Government Money Market Series are taxable to you as ordinary income. Long-term capital gains distributions, if any, are taxable to you as long-term capital gains, regardless of how long you have owned your shares. Short-term capital gains and any other taxable income distributions are taxable to you as ordinary income. Distributions of tax-exempt interest income from Scudder Tax Free Money Market Series are expected to be exempt from federal income taxation, except for the possible applicability of the alternative minimum tax. Scudder Tax Free Money Market Series may invest a limited portion of its assets in securities that do not generate tax-exempt income.

Unless your investment is in a tax-deferred account, you may want to avoid investing a large amount in Government Money Market Series shortly before the date of a distribution because you may receive part of your investment back as a taxable distribution.

A sale or exchange of your shares is a taxable event and may result in a capital gain or loss which may be long-term or short-term, generally depending on how long you owned the shares. Because each fund seeks to maintain a stable share price, you are unlikely to have a capital gain or loss when you sell fund shares.

Each fund sends you detailed tax information about the amount and type of its distributions by January 31 of the following year.

Each fund may be required to withhold U.S. federal income tax at the rate of 31% of all taxable distributions payable to you if you fail to provide the fund with your correct taxpayer identification number or to make required certifications, or if the funds have been notified by the IRS that you are subject to backup withholding. Any such withheld amounts may be credited against your U.S. federal income tax liability.

You may be subject to state, local and foreign taxes on fund distributions and dispositions of fund shares. You should consult your tax advisor regarding the particular consequences of an investment in the fund.

About Your Investment

Transaction information

Share price

Scudder Fund Accounting Corporation determines the net asset value per share of Scudder Tax Free Money Market Series as of 2 p.m. eastern time and, for Scudder Government Money Market Series, as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. eastern time, on each day the New York Stock Exchange is open for trading.

Net asset value per share is calculated by dividing the value of total fund assets attributable to the applicable class, less all liabilities attributable to that class, by the total number of shares outstanding for that class. In calculating the net asset value per share, each fund uses the amortized cost method.

Processing time

Orders for shares of a fund will be executed at the net asset value per share next determined after an order has become effective. (See "Share Price").

Orders for shares of a fund will become effective when an investor's bank wire order or check is received by State Street Bank and Trust Company (the "Custodian") or when a check is converted into federal funds. Orders will be executed at 4:00 p.m. (eastern time) on the same day if a bank wire or check is converted to federal funds or a federal funds' wire is received by 4:00 p.m. (2:00 p.m. for Scudder Tax Free Money Market Series). In addition, if investors known to a fund notify the fund by 4:00 p.m. (2:00 p.m. for Scudder Tax Free Money Market Series) that they intend to wire federal funds to purchase shares of a fund on any business day and if monies are received in time to be invested, orders will be executed at the net asset value per share determined at 4:00 p.m. at the close of regular trading on the New York Stock Exchange (the "Exchange") on each day the Exchange is open for trading, and at 2:00 p.m. for Scudder Tax Free Money Market Series. Wire transmissions may, however, be subject to delays of several hours, in which event the effectiveness of the order will be delayed. Payments transmitted by a bank wire other than the Federal Reserve Wire System may take longer to be converted into federal funds.

Purchase restrictions

Scudder Tax Free Money Market Series, Scudder Government Money Market Series and Scudder Investor Services, Inc. each reserves the right to reject or limit purchases of shares for any reason.

Minimum balances

Initial minimum investment in these shares is $1,000,000. Shareholders should maintain a share balance worth at least $1,000,000. Account balances will be reviewed periodically and the Adviser reserves the right, following 60 days written notice to shareholders, to redeem all shares in accounts that have a value below $1,000,000 for at least 30 days where such a reduction in value has occurred due to a redemption, exchange or transfer out of the account.

The minimum investment requirements may be waived or lowered for investments effected through banks and other institutions that have entered into special arrangements with Scudder Fund, Inc. (the "Corporation") on behalf of a fund and for investments effected on a group basis by certain other entities and their employees, such as pursuant to a payroll deduction plan and for investments made in an Individual Retirement Account offered by the Corporation on behalf of a fund. Investment minimums may also be waived for Directors and Officers of the Corporation.

Initial purchase by wire

1. Shareholders may open an account by calling toll-free from any state in the continental U.S.: 1-800-537-3177. Give the fund(s) and class(es) to be invested in, name(s) in which the account is to be registered, address, Social Security or taxpayer identification number, dividend payment election, amount to be wired, name of the wiring bank and name and telephone number of the person to be contacted in connection with the order. An account number will then be assigned.

2.   Instruct the wiring bank to transmit the specified amount to:

     State Street Bank and Trust Company
     Boston, Massachusetts
     ABA Number 011000028
     DDA#9902-810-2
     Attention: [Name of fund(s) and class(es)]
     Account (name(s) in which registered)
     Account Number (as assigned by telephone) and amount invested in each fund

3. Complete a Purchase Application. Indicate the services to be used. A completed Purchase Application must be received by Scudder Service Corporation (the "Transfer Agent") before the Expedited Redemption can be used. Mail the Purchase Application to:

     Scudder Service Corporation
     c/o Kemper Service Company
     222 South Riverside Plaza, 33rd Floor
     Attn: Institutional Funds Client Services
     Chicago, IL 60606

Additional purchases by wire

Instruct the wiring bank to transmit the specified amount to the Custodian with the information stated on the previous page.

Initial purchase by mail

1.   Complete a Purchase Application. Indicate the services to be used.

2. Mail the Purchase Application and check payable to "The Scudder Funds" to the Transfer Agent at the address set forth on the previous page.

Additional purchases by mail

1. Make a check payable to the fund whose shares are to be purchased. Write the shareholder's fund account number on the check.

2. Mail the check to the Transfer Agent at the address set forth on the previous page.

Redeeming shares

Upon receipt by the Transfer Agent of a redemption request in proper form, shares of any fund will be redeemed at their next determined net asset value. (See "Share Price.") For the shareholder's convenience, Scudder Fund, Inc. has established several different redemption procedures.

The Corporation may suspend the right of redemption during any period when (i) trading on the Exchange is restricted or the Exchange is closed, other than customary weekend and holiday closings, (ii) the SEC has by order permitted such suspension or (iii) an emergency, as defined by rules of the SEC, exists making disposal of portfolio securities or determination of the value of the net assets of the funds not reasonably practicable.

A shareholder's account in a fund remains open for up to one year following complete redemption, and all costs during the period will be borne by that fund.

The Corporation also reserves the right, following 30 days' notice to shareholders, to redeem all shares in accounts without certified correct Social Security or taxpayer identification numbers. A shareholder may avoid involuntary redemption by providing Scudder Fund, Inc. with a correct taxpayer identification number during the 30-day notice period.

Redemption by mail

1. Write a letter of instruction. Indicate the dollar amount or number of shares to be redeemed. Refer to the shareholder's fund account number and give Social Security or taxpayer identification number (where applicable).

2. Sign the letter in exactly the same way the account is registered. If there is more than one owner of the shares, all must sign.

3. If shares to be redeemed have a value of $100,000 or more, the signature(s) must be guaranteed by a commercial bank that is a member of the Federal Deposit Insurance Corporation, a trust company, a member firm of a domestic stock exchange or a foreign branch of any of the foregoing. In addition, signatures may be guaranteed by other Eligible Guarantor Institutions, i.e., other banks, other brokers and dealers, municipal securities brokers and dealers, government securities brokers and dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations. The Transfer Agent, however, may reject redemption instructions if the guarantor is neither a member of nor a participant in a signature guarantee program (currently known as "STAMPsm"). Signature guarantees by notaries public are not acceptable. Further documentation, such as copies of corporate resolutions and instruments of authority, may be requested from corporations, administrators, executors, personal representatives, trustees or custodians to evidence the authority of the person or entity making the redemption request.

4. Mail the letter to the Transfer Agent at the address set forth under "Purchases."

Checks for redemption proceeds will normally be mailed the day following receipt of the request in proper form, although the Corporation reserves the right to take up to seven days. Unless other instructions are given in proper form, a check for the proceeds of a redemption will be sent to the shareholder's address of record. The Custodian may benefit from the use of redemption proceeds until the check issued to a redeeming shareholder for such proceeds has cleared.

When proceeds of a redemption are to be paid to someone other than the shareholder, either by wire or check, the signature(s) on the letter of instruction must be guaranteed regardless of the amount of the redemption.

Redemption by Expedited Redemption Service

If Expedited Redemption Service has been elected on the Purchase Application on file with the Transfer Agent, redemption of shares may be requested by telephoning the Transfer Agent or its agent on any day the Corporation and the Custodian are open for business.

No redemption of shares purchased by check will be permitted pursuant to the Expedited Redemption Service until seven business days after those shares have been credited to the shareholder's account.

1. Telephone the request to the Transfer Agent by calling toll-free from any continental state: 1-800-537-3177, or

2.   Fax your request to 1-800-537-9960, or

3.   Mail the request to the Transfer Agent at the address set forth above.

Proceeds of Expedited Redemptions will be wired to the shareholder's bank indicated in the Purchase Application. If an Expedited Redemption request for the funds is received by the Transfer Agent by 12:00 noon (eastern time) on a day the Corporation and the Custodian are open for business, the redemption proceeds will be transmitted to the shareholder's bank that same day. Such expedited redemption requests received after 12:00 noon and prior to 4:00 p.m. (eastern time) will be honored the same day if such redemption can be accomplished in time to meet the Federal Reserve Wire System schedules. In the case of investments in a fund that have been effected through banks and other institutions that have entered into special arrangements with the Corporation, the full amount of the redemption proceeds will be transmitted by wire.

Third party transactions

If you buy and sell shares of a fund through a member of the National Association of Securities Dealers, Inc. (other than Scudder Investor Services, Inc.), that member may charge a fee for that service.

Redemption-in-kind

The funds may pay you for shares you sell by "redeeming in kind," by giving you marketable securities (which typically will involve brokerage costs for you to liquidate) rather than cash; a redemption-in- kind may be for an entire order or only part of an order, but in any case is unlikely except with orders involving more than $250,000 or 1% of a fund's assets.

Buying and selling shares

Please refer to the following charts for information on how to buy and sell fund shares.

Purchases

To open an account

The minimum initial investment for Institutional Shares of Scudder Tax Free Money Market Series and Scudder Government Money Market Series is $1,000,000. See "About Your Investment" for more information on purchases of fund shares.


--------------------------------------------------------------------------------

By Mail         Send your completed and signed application and check

                by regular, express,    Scudder Service Corporation
                registered, or          c/o Kemper Service Company
                certified mail to:      Institutional Funds Client Services
                                        222 South Riverside Plaza, 33rd Fl.
                                        Chicago, IL 60606
--------------------------------------------------------------------------------

By Wire         Call 1-800-537-3177 for instructions.
--------------------------------------------------------------------------------

To buy additional shares

There is no minimum additional investment for Institutional Shares of Scudder Tax Free Money Market Series and/or Scudder Government Money Market Series. See "About Your Investment" for more information on purchasing additional shares or redeeming shares.

--------------------------------------------------------------------------------

By Mail Send a check with a letter of instruction including your account number and the complete fund and class name, to the appropriate address listed above.
--------------------------------------------------------------------------------

By Wire         Call 1-800-537-3177 for instructions.
--------------------------------------------------------------------------------



Redemptions

--------------------------------------------------------------------------------

By Telephone    To speak with a service representative, call
                1-800-537-3177 from 8:30 a.m. to 6 p.m. eastern time. You may have redemption proceeds sent to your predesignated bank
                account, or redemption proceeds of up to $100,000 sent to your address of record.
--------------------------------------------------------------------------------

By Mail         Send your instructions for redemption to the appropriate address
or Fax          above, or fax to 1-800-537-9960 and include:

                   - the name of the fund and class and account number you are redeeming from;

                   -  your name(s) and address as they appear on your account;

                   -  the dollar amount or number of shares you wish to redeem;

                   -  your signature(s) as it appears on your account; and

                   -  a daytime telephone number.

                A representative will call to confirm your request before processing.
--------------------------------------------------------------------------------

Directors and Officers of Scudder Fund, Inc.
--------------------------------------------------------------------------------

Kathryn L. Quirk*                          Peter B. Freeman
   President                                  Director; Corporate Director
                                              and Trustee
Dr. Rosita P. Chang
   Director; Professor of Finance,         Ann M. McCreary*
   University of Rhode Island                 Vice President

Dr. J.D. Hammond                           John Millette*
   Director; Dean, Smeal College of           Vice President and Secretary
   Business Administration, Pennsylvania
   State University                        Frank J. Rachwalski, Jr.*
                                              Vice President
Richard M. Hunt
   Director; University Marshal and        John R. Hebble*
   Senior Lecturer, Harvard University        Treasurer

Edgar R. Fiedler                           Caroline Pearson*
   Director; Senior Fellow and Economic       Assistant Secretary
   Counsellor, The Conference Board, Inc.

-----------

* Scudder Kemper Investments, Inc.

Notes
--------------------------------------------------------------------------------

Notes
--------------------------------------------------------------------------------

Additional information about the funds may be found in the Statement of Additional Information and in shareholder reports. Shareholder inquiries may be made by calling the toll-free number listed below. The Statement of Additional Information contains more detailed information on fund investments and operations. The semiannual and annual shareholder reports contain a listing of portfolio holdings and financial statements. These and other fund documents may be obtained without charge from the following sources:


--------------------------------------------------------------------------------

By Telephone       Call Institutional Funds Client Services at 1-800-537-3177
--------------------------------------------------------------------------------

By Mail            Scudder Kemper Investments, Inc.
                   222 S. Riverside Plaza, 33rd Floor
                   Attn: Institutional Funds Client Services
                   Chicago, IL 60606

                   or

                   Public Reference Section
                   Securities and Exchange Commission
                   Washington, D.C. 20549-6009

                   (a duplication fee is charged)
--------------------------------------------------------------------------------

By Fax             1-800-537-9960
--------------------------------------------------------------------------------

In Person          Public Reference Room
                   Securities and Exchange Commission
                   Washington, D.C.

                   (Call 1-800-SEC-0330
                   for more information.)
--------------------------------------------------------------------------------

By Internet        http://www.sec.gov

                   http://institutionalfunds.scudder.com

                   e-mail address: ifunds@scudder.com
--------------------------------------------------------------------------------



The Statement of Additional Information is incorporated by reference into this prospectus (is legally a part of this prospectus).


Investment Company Act file number: 811-3495

SCUDDER

----------------------------
MONEY MARKET
----------------------------

Scudder Tax Free Money
Market Series   Fund #025

Scudder Government Money
Market Series   Fund #024

Managed Shares

Prospectus
October 1, 1999

As with all mutual funds, the Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.

                   Contents

              1      Money Market Investing
--------------------------------------------------------------


              1      About the Funds
--------------------------------------------------------------

              1      Scudder Tax Free Money Market Series

              5      Scudder Government Money
                     Market Series

              8      Financial highlights

             10      Investment adviser

             11      Distributions

             12      Taxes

             13      About Your Investment
--------------------------------------------------------------

             13      Transaction information

             14      Buying and selling shares

             15      Purchases

             16      Exchanges and redemptions

             17      Directors and Officers

Money Market Investing

Each fund is managed to provide investors with as high a level of current income as is consistent with its investment policies and with preservation of capital and liquidity. In addition, Scudder Tax Free Money Market Series is managed to provide current income that is exempt from federal income taxes. Money market funds are conservative investments. They invest in diversified pools of short-term, high quality securities in an effort to maintain a stable net asset value of $1.00 per share. The funds distribute income, if any, to shareholders monthly, and shareholders can purchase or redeem shares on a daily basis, in a variety of ways. The funds' yields are most affected by short-term interest rates.

About the Funds

Scudder Tax Free Money Market Series

Investment objective

The fund seeks as high a level of current income that cannot be subjected to federal income tax by reason of federal law as is consistent with its investment policies and with preservation of capital and liquidity.

Unless otherwise indicated, the fund's investment objective and policies may be changed without a vote of the shareholders.

Main investment strategies

The fund pursues its goal by investing primarily in high quality municipal obligations the interest on which is exempt from federal income taxes. The fund maintains an average dollar-weighted maturity of 90 days or less. Under normal market conditions, the fund will maintain at least 80% of its total assets in obligations that are exempt from federal income tax and are not subject to the alternative minimum tax. (This policy may not be changed without the approval of a majority of the outstanding shares of the fund.)

The fund focuses its investments in first tier securities (securities generally rated in the highest short-term category by at least two nationally recognized rating services). The fund may also invest in unrated securities that its portfolio managers believe to be of comparable quality. In addition, the fund has the option of investing 25% or more of its total assets in municipal obligations that are related in such a way that an economic, business or political development or change in one obligation may also affect the fund's other obligations. The fund may also invest in excess of 25% of its assets in industrial development bonds.

In selecting high quality securities, the portfolio managers conduct thorough credit analyses to identify what appear to be the safest investments. From this group, the fund then selects individual securities based on the portfolio managers' perception of monetary conditions, the available supply of appropriate investments, and the managers' projections for short-term interest rate movements.

A security is typically sold if it ceases to be rated or its rating is reduced below the minimum required for purchase by the fund, unless the fund's Board determines that selling the security would not be in the best interests of the fund.

Of course, there can be no guarantee that by following these investment strategies, the fund will achieve its objective.

Other investments

To a more limited extent, the fund may, but is not required to, utilize other investments and investment techniques that may impact fund performance including, but not limited to, floating and variable rate instruments (obligations that do not bear interest at fixed rates) and third party puts (certain fixed rate bonds that have been coupled with an option granted by a third party financial institution to tender the bonds at their face value).

Risk management strategies

The fund manages credit risk by investing primarily in high quality securities, whose issuers are considered unlikely to default, based on their credit rating. The fund also diversifies its assets across a broad range of municipal securities.

For temporary defensive purposes, the fund may invest up to 20% of the current value of its total assets in cash, cash equivalents, or taxable securities. In such a case, the fund would not be pursuing, and may not achieve, its investment objective.

Main risks

As with most money market funds, the major factor affecting this fund's performance is short-term interest rates. If short-term interest rates fall, the fund's yield is also likely to fall. Moreover, the portfolio managers' strategy or choice of specific investments may not perform as expected. This fund may have lower returns than other funds that invest in lower-quality securities. It is also possible that securities in the fund's portfolio could be downgraded in credit rating or go into default.

The municipal securities market is narrower and less liquid, with fewer investors, issuers and market makers, than the taxable securities market. The more limited marketability of municipal securities may make it more difficult in certain circumstances to dispose of large investments advantageously. In addition, certain municipal securities might lose tax-exempt status in the event of a change in the applicable tax laws.

Industrial development bonds may involve more risk than general obligation bonds because they are generally secured by the revenues of the facility being financed rather than the taxing power of the municipality.

To the extent that the fund invests in taxable securities, a portion of its income would be taxable.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Past performance

The chart and table below provide some indication of the risks of investing in the Managed Shares class of the fund by illustrating how the Managed Shares class has performed. Of course, past performance is not necessarily an indication of future performance.

Total returns for years ended December 31

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:


1989      5.91%
1990      5.47%
1991      4.20%
1992      2.56%
1993      1.85%
1994      2.29%
1995      3.30%
1996      2.88%
1997      3.07%
1998      3.10%


For the periods included in the bar chart, Managed Shares' highest return for a calendar quarter was 1.58% (the second quarter of 1989), and Managed Shares' lowest return for a calendar quarter was 0.43% (the first quarter of 1994).

Managed Shares' year-to-date total return as of June 30, 1999 was 1.29%.

To obtain the current 7-day yield, please call 1-800-553-6360.

Average annual total returns



For periods ended December 31, 1998                         Fund
--------------------------------------------------------------------------------
One Year                                                   3.10%
Five Year                                                  2.93%
Ten Year                                                   3.45%
--------------------------------------------------------------------------------

Total returns for 1997 and 1998 would have been lower if operating expenses hadn't been maintained.

Fee and expense information

The following information is designed to help you understand the fees and expenses that you may pay if you buy and hold Managed Shares of the fund.

-------------------------------------------------------------------------------
Shareholder Fees (fees paid directly from your investment):
-------------------------------------------------------------------------------
Maximum sales charge (load) imposed on purchases
(as % of offering price)                                               NONE
-------------------------------------------------------------------------------
Maximum deferred sales charge (load)                                   NONE
-------------------------------------------------------------------------------
Maximum sales charge (load) imposed on reinvested
dividends/distributions                                                NONE
-------------------------------------------------------------------------------
Redemption fee (as % of amount redeemed, if applicable)                NONE
-------------------------------------------------------------------------------
Exchange fee                                                           NONE
-------------------------------------------------------------------------------
Annual Fund Operating Expenses (expenses that are deducted from fund assets):
-------------------------------------------------------------------------------
Management fee                                                         0.25%
-------------------------------------------------------------------------------
Distribution (12b-1) fees                                              NONE
-------------------------------------------------------------------------------
Other expenses                                                         0.37%
-------------------------------------------------------------------------------
Total annual fund operating expenses                                   0.62%*
-------------------------------------------------------------------------------

* The Adviser has agreed to waive a portion of its management fee through April 30, 2000 in the amount of 0.10%. The information contained in the table above and the example below reflects the expenses of the fund without taking into account any applicable fee waivers.

Example

This example is to help you compare the cost of investing in Managed Shares of the fund with the cost of investing in other mutual funds.

This example illustrates the impact of the above fees and expenses on an account with an initial investment of $10,000, based on the expenses shown above. It assumes a 5% annual return, the reinvestment of all dividends and distributions and "Total annual fund operating expenses" remaining the same for each year. The expenses would be the same whether you sold your shares at the end of each period or continued to hold them. Actual expenses and return vary from year to year, and may be higher or lower than those shown.


--------------------------------------------------------------------------------
One Year                                                 $   63
--------------------------------------------------------------------------------
Three Years                                              $  199
--------------------------------------------------------------------------------
Five Years                                               $  346
--------------------------------------------------------------------------------
Ten Years                                                $  774
--------------------------------------------------------------------------------

Scudder Government Money Market Series

Investment objective

The fund seeks as high a level of current income as is consistent with its investment policies and with preservation of capital and liquidity.

Unless otherwise indicated, the fund's investment objective and policies may be changed without a vote of the shareholders.

Main investment strategies

The fund pursues its goal by investing exclusively in obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities and certain repurchase agreements. The fund maintains an average dollar-weighted maturity of 90 days or less.

The fund selects individual securities based on the portfolio managers' perception of monetary conditions, the available supply of appropriate investments, and the managers' projections for short-term interest rate movements.

Of course, there can be no guarantee that by following these investment strategies, the fund will achieve its objective.

Other investments

To a more limited extent, the fund may, but is not required to, utilize other investments and investment techniques that may impact fund performance including, but not limited to, floating and variable rate instruments (obligations that do not bear interest at fixed rates) and third party puts (certain fixed rate bonds that have been coupled with an option granted by a third party financial institution to tender the bonds at their face value).

Risk management strategies

The fund manages credit risk by investing primarily in obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

Main risks

As with most money market funds, the major factor affecting this fund's performance is short-term interest rates. If short-term interest rates fall, the fund's yield is also likely to fall. Moreover, the portfolio managers' strategy or choice of specific investments may not perform as expected. This fund may have lower returns than other funds that invest in lower-quality securities. It is also possible that securities in the fund's portfolio could go into default.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Past performance

The chart and table below provide some indication of the risks of investing in the Managed Shares class of the fund by illustrating how the Managed Shares class has performed. Of course, past performance is not necessarily an indication of future performance.

Total returns for years ended December 31

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

1989      8.81%
1990      7.73%
1991      5.65%
1992      3.51%
1993      2.68%
1994      3.75%
1995      5.49%
1996      4.91%
1997      5.02%
1998      4.89%


For the periods included in the bar chart, Managed Shares' highest return for a calendar quarter was 2.27% (the second quarter of 1989), and Managed Shares' lowest return for a calendar quarter was 0.65% (the second quarter of 1993).

Managed Shares' year-to-date total return as of June 30, 1999 was 2.23%.

To obtain the current 7-day yield, please call 1-800-553-6360.

Average annual total returns

For periods ended
December 31, 1998                                          Fund
--------------------------------------------------------------------------------
One Year                                                   4.89%
Five Year                                                  4.81%
Ten Year                                                   5.23%
--------------------------------------------------------------------------------


Total returns for 1989 through 1998 would have been lower if operating expenses hadn't been maintained.

Fee and expense information

The following information is designed to help you understand the fees and expenses that you may pay if you buy and hold Managed Shares of the fund.


-------------------------------------------------------------------------------
Shareholder Fees (fees paid directly from your investment):
-------------------------------------------------------------------------------
Maximum sales charge (load) imposed on purchases (as % of offering
price)                                                                 NONE
-------------------------------------------------------------------------------
Maximum deferred sales charge (load)                                   NONE
-------------------------------------------------------------------------------
Maximum sales charge (load) imposed on reinvested
dividends/distributions                                                NONE
-------------------------------------------------------------------------------
Redemption fee (as % of amount redeemed, if applicable)                NONE
-------------------------------------------------------------------------------
Exchange fee                                                           NONE
-------------------------------------------------------------------------------
Annual Fund Operating Expenses (expenses that are deducted from fund assets):
-------------------------------------------------------------------------------
Management fee                                                         0.25%
-------------------------------------------------------------------------------
Distribution (12b-1) fees                                              NONE
-------------------------------------------------------------------------------
Other expenses                                                         0.39%
-------------------------------------------------------------------------------
Total annual fund operating expenses                                   0.64%*
-------------------------------------------------------------------------------


* The Adviser has agreed to waive a portion of its management fee through April 30, 2000 in the amount of 0.15%. The information contained in the table above and the example below reflects the expenses of the fund without taking into account any applicable fee waivers.

Example

This example is to help you compare the cost of investing in Managed Shares of the fund with the cost of investing in other mutual funds.

This example illustrates the impact of the above fees and expenses on an account with an initial investment of $10,000, based on the expenses shown above. It assumes a 5% annual return, the reinvestment of all dividends and distributions and "Total annual fund operating expenses" remaining the same for each year. The expenses would be the same whether you sold your shares at the end of each period or continued to hold them. Actual expenses and return vary from year to year, and may be higher or lower than those shown.


--------------------------------------------------------------------------------
One Year                                                 $   65
--------------------------------------------------------------------------------
Three Years                                              $  205
--------------------------------------------------------------------------------
Five Years                                               $  357
--------------------------------------------------------------------------------
Ten Years                                                $  798
--------------------------------------------------------------------------------

Financial highlights

The financial highlights tables are intended to help you understand each fund's Managed Shares' financial performance for the periods indicated. Certain information reflects financial results for a single class share. The total return figures represent the rate that an investor would have earned (or lost) on an investment in the Managed Shares of a fund assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP whose report, along with financial statements, is included in each annual report, which is available upon request by calling Scudder Investor Relations at 1-800-225-2470, or, for existing investors, call the Scudder Automated Information Line (SAIL) at 1-800-343-2890.

Scudder Tax Free Money Market Series

 -----------------------------------------------------------------------------------
                              Five
                             Months
                              Ended
                             May 31,              Years Ended December 31,
 Managed Shares (b)          1999(c)     1998      1997     1996    1995     1994
 -----------------------------------------------------------------------------------
 Net asset value,
   beginning of       --------------------------------------------------------------
   period ...............  $1.000      $1.000    $1.000    $1.000  $1.000  $1.000
                      --------------------------------------------------------------
 Net investment
   income ...............    .011        .031      .030      .028    .032    .023

 Distributions from
   net investment
   income and net
   realized capital
   gains ................   (.011)      (.031)    (.030)    (.028)  (.032)  (.023)


 Net asset value, end  -------------------------------------------------------------
   of period ........      $1.000      $1.000    $1.000    $1.000  $1.000  $1.000
                       -------------------------------------------------------------
 -----------------------------------------------------------------------------------
 Total Return (%) ........   1.07(a)**   3.10(a)   3.07(a)   2.88    3.30    2.29

 Ratios and
 Supplemental Data

 Net assets, end of
   period ($ millions) ..     111         125       177       165     138     125

 Ratio of operating
   expenses, net to
   average daily net
   assets (%) ...........    .52*         .41       .65       .72     .79     .77

 Ratio of operating
   expenses before
   expense reductions
    to average daily
   net assets (%) .......    .62*         .51       .74       .72     .79     .77

 Ratio of net investment
   income to average
   daily net assets (%) .   2.57*        3.07      2.99      2.84    3.25    2.26


(a)      Total return is higher due to maintenance of the Fund's expenses.

(b) Effective July 7, 1997, Scudder Tax Free Money Market Series (formerly known as Managed Tax-Free Fund) was divided into two classes, of which Scudder Tax Free Money Market Managed Shares is one. Shares of the Fund outstanding on such date were redesignated as the Managed Shares of the Fund. The data set forth above for the periods prior to July 7, 1997, reflects the investment performance of the Fund prior to such redesignation.

(c) On November 13, 1998, the Board of Directors of the fund changed the fiscal year end from December 31 to May 31.

*        Annualized

**       Not annualized
--------------------------------------------------------------------------------

Scudder Government Money Market Series

 -----------------------------------------------------------------------------------
                              Five
                             Months
                              Ended
                             May 31,              Years Ended December 31,
 Managed Shares (b)          1999(c)     1998      1997     1996    1995     1994
 -----------------------------------------------------------------------------------

 Net asset value,
   beginning of             --------------------------------------------------------
   period ................   $1.000    $1.000    $1.000    $1.000   $1.000   $1.000
                            --------------------------------------------------------
 Net investment
   income ................     .019      .048      .049      .048     .054     .037

 Distributions from
   net investment
   income ................    (.019)    (.048)    (.049)    (.048)   (.054)   (.037)

 Net asset value, end       --------------------------------------------------------
   of period .............   $1.000    $1.000    $1.000    $1.000   $1.000   $1.000
                            --------------------------------------------------------
 -----------------------------------------------------------------------------------

 Total Return (%) (a) ....     1.86**    4.89      5.02      4.91     5.49     3.75

 Ratios and
 Supplemental Data

 Net assets, end of
   period ($ millions) ...       41        33        29        28       50       69


 Ratio of operating
   expenses, net to
   average daily net
   assets (%) ............      .49*       .62       .55       .55      .55      .55

 Ratio of operating
   expenses before
   expense reductions,
   to average daily net
   assets (%) ............       .64*       .77       .84       .77      .86      .84

 Ratio of net
   investment income
   to average daily
   net assets (%) ........      4.47*      4.82      4.93      4.81     5.36     3.61
 -----------------------------------------------------------------------------------


(a)  Total return is higher due to maintenance of the Fund's expenses.

(b) Effective July 7, 1997, Scudder Government Money Market Series (formerly known as the Managed Government Securities Fund) was divided into two classes, of which Scudder Government Money Market Managed Shares is one. Shares of the Fund outstanding on such date were redesignated as the Managed Shares of the Fund. The data set forth above for the periods prior to July 7, 1997, reflects the investment performance of the Fund prior to such redesignation.

(c) On November 13, 1998, the Board of Directors of the fund changed the fiscal year end from December 31 to May 31.

*    Annualized

**   Not annualized

Investment adviser

Each fund retains the investment management firm of Scudder Kemper Investments, Inc., the ("Adviser"), 345 Park Avenue, New York, NY, to manage its daily investment and business affairs subject to the policies established by the Board of Directors. The Adviser has more than 80 years of experience managing mutual funds, and currently has more than $290 billion in assets under management. The Adviser actively manages your investment in a fund. Professional management can be an important advantage for investors who do not have the time or expertise to invest directly in individual securities.

Scudder Tax Free Money Market Series

The Adviser received an investment management fee of 0.15% of the fund's average daily net assets on an annual basis for the 12-month period ended May 31, 1999.

Scudder Government Money Market Series

The Adviser received an investment management fee of 0.10% of the fund's average daily net assets on an annual basis for the 12-month period ended May 31, 1999.

Portfolio management

Each fund is managed by a team of investment professionals, each of whom plays an important role in the fund's management process. Team members work together to develop investment strategies and select securities for a fund's portfolio. They are supported by the Adviser's large staff of economists, research analysts, traders and other investment specialists who work in the Adviser's offices across the United States and abroad. The Adviser believes its team approach benefits fund investors by bringing together many disciplines and leveraging its extensive resources.

The following investment professionals are associated with each fund, as indicated:

Scudder Tax Free Money Market Series



                             Joined the
Name and Title                  Fund     Responsibilities and Background
-----------------------------------------------------------------------------------

Frank J. Rachwalski, Jr.        1998     Joined the Adviser in 1973 and began his
Lead Manager                             investment career at that time. He has
                                         been responsible for the trading and
                                         portfolio management of money market
                                         funds since 1974.

Jerri I. Cohen                  1998     Joined the Adviser in 1981 as an
Manager                                  accountant and began her investment
                                         career in 1992 as a money market trader.
-----------------------------------------------------------------------------------

Scudder Government Money Market Series

                             Joined the
Name and Title                  Fund     Responsibilities and Background
-----------------------------------------------------------------------------------

Frank J. Rachwalski, Jr.        1998     Joined the Adviser in 1973 and began his
Lead Manager                             investment career at that time. He has
                                         been responsible for the trading and
                                         portfolio management of money market
                                         funds since 1974.

Geoffrey Gibbs                  1998     Joined the Adviser in 1996 as a trader
Manager                                  for money market funds and began his
                                         investment career in 1994.
-----------------------------------------------------------------------------------


Year 2000 readiness

Like all mutual funds, these funds could be affected by the inability of some computer systems to recognize the year 2000. Scudder Kemper has a year 2000 readiness program designed to address this problem, and is also researching the readiness of suppliers and business partners as well as issuers of securities the funds own. Still, there's some risk that the year 2000 problem could materially affect a fund's operations (such as its ability to calculate net asset value and process purchases and redemptions), its investments, or securities markets in general.

Distributions

The funds' dividends are declared daily and distributed monthly to shareholders. The funds may take into account capital gains and losses (other than net long-term capital gains) in its daily dividend declarations. The funds may make additional distributions for tax purposes, if necessary. The funds expect that their distributions will consist primarily of ordinary income. Any dividends or capital gains distributions declared in October, November or December with a record date in such month and paid during the following January will be treated by you for federal income tax purposes as if received on December 31 of the calendar year declared.

You may choose to receive distributions in cash or have them reinvested in additional shares of a fund. If an investment is in the form of a retirement plan, all dividends and capital gains distributions must be reinvested. Distributions for Government Money Market Series are generally taxable, whether received in cash or reinvested. Exchanges among funds are also taxable events.

Taxes

Generally, dividends from net investment income of Government Money Market Series are taxable to you as ordinary income. Long-term capital gains distributions, if any, are taxable to you as long-term capital gains, regardless of how long you have owned your shares. Short-term capital gains and any other taxable income distributions are taxable to you as ordinary income. Distributions of tax-exempt interest income from Scudder Tax Free Money Market Series are expected to be exempt from federal income taxation, except for the possible applicability of the alternative minimum tax. Scudder Tax Free Money Market Series may invest a limited portion of its assets in securities that do not generate tax-exempt income.

Unless your investment is in a tax-deferred account, you may want to avoid investing a large amount in Government Money Market Series shortly before the date of a distribution because you may receive part of your investment back as a taxable distribution.

A sale or exchange of your shares is a taxable event and may result in a capital gain or loss which may be long-term or short-term, generally depending on how long you owned the shares. Because each fund seeks to maintain a stable share price, you are unlikely to have a capital gain or loss when you sell fund shares.

Each fund sends you detailed tax information about the amount and type of its distributions by January 31 of the following year.

Each fund may be required to withhold U.S. federal income tax at the rate of 31% of all taxable distributions payable to you if you fail to provide the fund with your correct taxpayer identification number or to make required certifications, or if the funds have been notified by the IRS that you are subject to backup withholding. Any such withheld amounts may be credited against your U.S. federal income tax liability.

You may be subject to state, local and foreign taxes on fund distributions and dispositions of fund shares. You should consult your tax advisor regarding the particular consequences of an investment in the fund.

About Your Investment

Transaction information

Share price

Scudder Fund Accounting Corporation determines the net asset value per share of Scudder Tax Free Money Market Series as of 2 p.m. eastern time and, for Scudder Government Money Market Series, as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. eastern time, on each day the New York Stock Exchange is open for trading.

Net asset value per share is calculated by dividing the value of total fund assets attributable to the applicable class, less all liabilities attributable to that class, by the total number of shares outstanding for that class. In calculating the net asset value per share, each fund uses the amortized cost method.

Processing time

All purchase and redemption requests received in good order at the fund's transfer agent by the close of regular trading on the New York Stock Exchange (2:00 p.m. for Scudder Tax Free Money Market Series) will be executed at the next determined net asset value. All other requests that are in good order will be executed the following business day.

Signature guarantees

When you want to sell more than $100,000 worth of shares, you do not need a signature guarantee as long as you want the proceeds wired to a bank account that is already on file with us. Also, you do not need a signature guarantee for an exchange. Otherwise, you will usually need to place your order in writing and include a signature guarantee. We may also require a signature guarantee in certain other circumstances.

A signature guarantee is simply a certification of your signature -- a valuable safeguard against fraud. You can get a signature guarantee from most brokers and most banks, savings institutions, and credit unions. Note that you cannot get a signature guarantee from a notary public.

Purchase restrictions

Scudder Tax Free Money Market Series, Scudder Government Money Market Series and Scudder Investor Services, Inc. each reserves the right to reject or limit purchases of shares (including exchanges) for any reason.

Minimum balances

Initial minimum investment in these shares is $100,000. Shareholders should maintain a share balance worth at least $100,000. Account balances will be reviewed periodically and the Adviser reserves the right, following 60 days' written notice to shareholders, to redeem all shares in accounts that have a value below $100,000 for at least 30 days where such a reduction in value has occurred due to a redemption, exchange or transfer out of the account.

Checkwriting

You may redeem shares by writing checks against your account balance for at least $1,000. Your fund investments will continue to earn dividends until your check is presented to the particular fund for payment.

Checks will be returned by the funds' transfer agent if there are insufficient shares to meet the withdrawal amount. You should not attempt to close an account by check because the exact balance at the time the check clears will not be known when the check is written.

Third party transactions

If you buy and sell shares of a fund through a member of the National Association of Securities Dealers, Inc. (other than Scudder Investor Services, Inc.), that member may charge a fee for that service.

Redemption-in-kind

The funds may pay you for shares you sell by "redeeming in kind," by giving you marketable securities (which typically will involve brokerage costs for you to liquidate) rather than cash; a redemption-in-kind may be for an entire order or only part of an order, but in any case is unlikely except with orders involving more than $250,000 or 1% of a fund's assets.

Buying and selling shares

Please refer to the following charts for information on how to buy and sell fund shares. Additional information, including special investment features, may be found in the Shareholder Services Guide. For information about No-Fee IRAs, Roth IRAs and other retirement options, call Scudder Investor Relations at 1-800-225-2470. For information on establishing 401(k) and 403(b) plans, call Scudder Defined Contribution Services at 1-800-323-6105.

Purchases

To open an account

The minimum initial investment for Managed Shares of Scudder Tax Free Money Market Series and Scudder Government Money Market Series is $100,000, and $100,000 for IRAs.


------------------------------------------------------------------------------------

By Mail              Send your completed and signed application and check

                     by regular mail to:         The Scudder Funds
                                                 P.O. Box 2291
                                                 Boston, MA 02107-2291

                     or by express, registered,  The Scudder Funds
                     or certified mail to:       66 Brooks Drive
                                                 Braintree, MA 02184
-----------------------------------------------------------------------------------

By Wire              Call 1-800-553-6360 for instructions.
------------------------------------------------------------------------------------



To buy additional shares

The minimum additional investment for Managed Shares of Scudder Tax Free Money
Market Series and/or Scudder Government Money Market Series is $1,000, and $100 for IRAs.

-----------------------------------------------------------------------------------

By Mail               Send a check with a Scudder investment slip, or with a
                      letter of instruction including your account number and the complete fund and class name, to the appropriate address
                      listed above.
-----------------------------------------------------------------------------------

By Wire               Call 1-800-553-6360 for instructions.
-----------------------------------------------------------------------------------

By Telephone          Call 1-800-343-2890 for instructions.
-----------------------------------------------------------------------------------

By Automatic          You may arrange to make investments of $50 or more on a
Investment Plan       regular basis through automatic deductions from your bank
                      checking account. Please call 1-800-553-6360 for more
                      information and an enrollment form.
-----------------------------------------------------------------------------------



                                       15

Exchanges and redemptions

To exchange shares

The minimum investments are $100,000 to establish a new account and $1,000 to exchange among existing accounts.

--------------------------------------------------------------------------------------

By Telephone       To speak with a service representative, call 1-800-553-6360 from
                   8 a.m. to 8 p.m. eastern time. To access SAILTM, The Scudder
                   Automated Information Line, call 1-800-343-2890 (24 hours a day).
--------------------------------------------------------------------------------------

By Mail or Fax     Print or type your instructions and include:

                      - the name of the fund and class and the account number you are exchanging from;

                      -  your name(s) and address as they appear on your account;

                      -  the dollar amount or number of shares you wish to exchange;

                      -  the name of the fund and class you are exchanging into;

                      -  your signature(s) as it appears on your account; and

                      -  a daytime telephone number.

                   Send your instructions       The Scudder Funds
                   by regular mail to:          P.O. Box 2291
                                                Boston, MA 02107-2291

                   or by express, registered,   The Scudder Funds
                   or certified mail to:        66 Brooks Drive
                                                Braintree, MA 02184

                   or by fax to:                1-800-821-6234
-------------------------------------------------------------------------------------

To sell shares

-------------------------------------------------------------------------------------

By Telephone       To speak with a service representative, call
                   1-800-553-6360 from 8 a.m. to 8 p.m. eastern time. To access
                   SAILTM, The Scudder Automated Information Line, call
                   1-800-343-2890 (24 hours a day). You may have redemption
                   proceeds sent to your predesignated bank account, or
                   redemption proceeds of up to $100,000 sent to your address of record.
-------------------------------------------------------------------------------------

By                 You may redeem shares by writing checks against your account
Checkwriting       balance as often as you like for at least $1,000, but not more than $5,000,000.
-------------------------------------------------------------------------------------

By Mail or Fax     Send your instructions for redemption to the
                   appropriate address or fax number above and include:

                      - the name of the fund and class and account number you are redeeming from;

                      -  your name(s) and address as they appear on your account;

                      -  the dollar amount or number of shares you wish to redeem;

                      -  your signature(s) as it appears on your account; and

                      -  a daytime telephone number.
-------------------------------------------------------------------------------------

By Automatic       You may arrange to receive automatic cash payments periodically.
Withdrawal Plan    Call 1-800-SCUDDER for more information and an enrollment form.
-------------------------------------------------------------------------------------

Directors and Officers
--------------------------------------------------------------------------------

Kathryn L. Quirk*                          Peter B. Freeman
   President                                  Director; Corporate Director
                                              and Trustee
Dr. Rosita P. Chang
   Director; Professor of Finance,         Ann M. McCreary*
   University of Rhode Island                 Vice President

Dr. J.D. Hammond                           John Millette*
   Director; Dean, Smeal College of           Vice President and Secretary
   Business Administration, Pennsylvania
   State University                        Frank J. Rachwalski, Jr.*
                                              Vice President
Richard M. Hunt
   Director; University Marshal and        John R. Hebble*
   Senior Lecturer, Harvard University        Treasurer

Edgar R. Fiedler                           Caroline Pearson*
   Director; Senior Fellow and Economic       Assistant Secretary
   Counsellor, The Conference Board, Inc.


-----------

* Scudder Kemper Investments, Inc.

Additional information about the funds may be found in the Statement of Additional Information, the Shareholder Services Guide and in shareholder reports. Shareholder inquiries may be made by calling the toll-free number listed below. The Statement of Additional Information contains more detailed information on fund investments and operations. The Shareholder Services Guide contains more detailed information about purchases and sales of fund shares. The semiannual and annual shareholder reports contain a discussion of the market conditions and the investment strategies that significantly affected the fund's performance during the last fiscal year, as well as a listing of portfolio holdings and financial statements. These and other fund documents may be obtained without charge from the following sources:


--------------------------------------------------------------------------------

By Telephone       Call Scudder Investor Relations at 1-800-225-2470

                   or

                   For existing Scudder investors, call the Scudder Automated Information Line (SAIL) at
                   1-800-343-2890 (24 hours a day).
--------------------------------------------------------------------------------

By Mail            Scudder Investor Services, Inc.
                   Two International Place Boston, MA 02110-4103

                   or

                   Public Reference Section Securities and Exchange Commission, Washington, D.C. 20549-6009

                   (a duplication fee is charged)
--------------------------------------------------------------------------------

In Person          Public Reference Room
                   Securities and Exchange Commission,
                   Washington, D.C.

                   (Call 1-800-SEC-0330 for more information.)
--------------------------------------------------------------------------------

By Internet        http://www.sec.gov

                   http://www.scudder.com
--------------------------------------------------------------------------------

The Statement of Additional Information is incorporated by reference into this prospectus (is legally a part of this prospectus).


Investment Company Act file number: 811-3495

                               SCUDDER FUND, INC.
                             Two International Place
                              Boston, MA 02110-4103
                                 1-800-553-6360
                      1-800-537-3177 (Institutional Shares)

                 Scudder Fund, Inc. is a professionally managed,
                     open-end management investment company.


                         SCUDDER MONEY MARKET SERIES --
                        Prime Reserve Money Market Shares
                           Premium Money Market Shares
                              Institutional Shares
                                 Managed Shares
                                 October 1, 1999







    A mutual fund portfolio managed to provide high money market income with preservation of capital and liquidity through investments
                       in different types of instruments.







--------------------------------------------------------------------------------


                       STATEMENT OF ADDITIONAL INFORMATION


--------------------------------------------------------------------------------

This combined Statement of Additional Information is not a prospectus and should be read in conjunction with the applicable prospectus of Scudder Fund, Inc. dated October 1, 1999, as may be amended from time to time, a copy of which may be obtained without charge by writing to Scudder Investor Services, Inc., Two International Place, Boston, Massachusetts 02110-4103. The Annual Report to Shareholders of Scudder Money Market Series dated May 31, 1999, is incorporated by reference into and is hereby deemed to be part of this Statement of Additional Information. The Annual Report may be obtained without charge by calling 1-800-SCUDDER.

                          TABLE OF CONTENTS


                                                                                                                   Page

THE FUND'S INVESTMENT OBJECTIVE AND POLICIES..........................................................................1

General Investment Objectives and Policies............................................................................1
         Master/feeder structure......................................................................................3
         Investment Restrictions......................................................................................3

ADDITIONAL PERMITTED INVESTMENT ACTIVITIES............................................................................4

PURCHASING SHARES -- PRIME RESERVE MONEY MARKET SHARES, PREMIUM MONEY
         MARKET SHARES, MANAGED SHARES................................................................................8
         Wire Transfer of Federal Funds...............................................................................8
         Additional  Information About Making Subsequent  Investments by QuickBuy.....................................9
         Share Certificates...........................................................................................9

EXCHANGES AND REDEMPTIONS -- PRIME RESERVE MONEY MARKET SHARES,
         PREMIUM MONEY MARKET SHARES AND MANAGED SHARES...............................................................9
         Exchanges...................................................................................................10
         Redemption by Telephone.....................................................................................10
         Redemption by QuickSell.....................................................................................11
         Redemption by Mail or Fax...................................................................................12
         Redemption by Checkwriting..................................................................................12

PURCHASING SHARES -- INSTITUTIONAL SHARES............................................................................13
         Wire Transfer of Federal Funds..............................................................................13
         Share Certificates..........................................................................................14

REDEMPTIONS -- INSTITUTIONAL SHARES..................................................................................14
         Redemption by Wire..........................................................................................14
         Redemption by Telephone.....................................................................................14
         Redemption by Mail or Fax...................................................................................15
         Minimum balances for  Institutional  Shares of Scudder Money Market Series..................................16

FEATURES AND SERVICES OFFERED BY THE FUND............................................................................16
         The No-Load Concept.........................................................................................16
         Internet access.............................................................................................16
         Dividends and Capital Gains Distribution Options -- Premium Money Market
            Shares, Prime Reserve Money Market Shares and Managed Shares.............................................17
         Reports to Shareholders.....................................................................................17
         Transaction Summaries.......................................................................................17

THE SCUDDER FAMILY OF FUNDS..........................................................................................17

SPECIAL PLAN ACCOUNTS................................................................................................21
         Scudder   Retirement   Plans:   Profit-Sharing   and   Money Purchase Pension Plans for  Corporations
            and  Self-Employed Individuals...........................................................................21
         Scudder  401(k):  Cash or Deferred  Profit-Sharing  Plan for
         Corporations and Self-Employed Individuals..................................................................21
         Scudder IRA:  Individual Retirement Account.................................................................21
         Scudder Roth IRA:  Individual Retirement Account............................................................22
         Scudder 403(b) Plan.........................................................................................22
         Automatic Withdrawal Plan...................................................................................22
         Group or Salary Deduction Plan..............................................................................23
         Uniform Transfers/Gifts to Minors Act.......................................................................23

DIVIDENDS............................................................................................................23

PERFORMANCE INFORMATION..............................................................................................24
         Yield.......................................................................................................24
         Effective Yield.............................................................................................24
         Average Annual Total Return.................................................................................24
         Cumulative Total Return.....................................................................................25
         Total Return................................................................................................26

                                        i

                          TABLE OF CONTENTS (continued)
                                                                                                                   Page

         Comparison of Fund Performance..............................................................................26

THE PROGRAM..........................................................................................................27

ORGANIZATION OF THE FUND.............................................................................................27

INVESTMENT ADVISER...................................................................................................28
         AMA InvestmentLink(SM) Program..............................................................................31
         Personal Investments by Employees of the Adviser............................................................31

DISTRIBUTOR..........................................................................................................31

DIRECTORS AND OFFICERS...............................................................................................32

REMUNERATION.........................................................................................................35
         Responsibilities of the Board -- Board and Committee Meetings...............................................35
         Compensation of Officers and Directors......................................................................35

TAXES................................................................................................................36

PORTFOLIO TRANSACTIONS...............................................................................................37
         Brokerage Commissions.......................................................................................37

NET ASSET VALUE......................................................................................................38

ADDITIONAL INFORMATION...............................................................................................39
         Experts.....................................................................................................39
         Other Information...........................................................................................39

FINANCIAL STATEMENTS.................................................................................................40

APPENDIX
         Corporate and Municipal Bonds
         Corporate and Municipal Commercial Paper
         Municipal Notes


                  THE FUND'S INVESTMENT OBJECTIVE AND POLICIES

General Investment Objectives and Policies

         Scudder Money Market Series (the "Fund") is a diversified investment portfolio of Scudder Fund, Inc. (the "Corporation"), a professionally managed open-end, management investment company. The Fund seeks to provide investors with as high a level of current income as is consistent with its investment policies and with preservation of capital and liquidity. There can be no assurance that the Fund will achieve its investment objectives.

         The Fund offers four classes of shares as follows: Premium Money Market Shares, Prime Reserve Money Market Shares, Managed Shares and Institutional Shares.

         Securities in which the Fund invests may not yield as high a level of current income as securities of lower quality and longer maturities which generally have less liquidity and greater market risk. The Fund will maintain a dollar-weighted average maturity of 90 days or less in an effort to maintain a constant net asset value of $1.00 per share, but there is no assurance that it will be able to do so.

         Except as otherwise indicated, the Fund's investment objectives and policies are not fundamental and may be changed without a vote of shareholders.

         The Fund's investment adviser is Scudder Kemper Investments, Inc. (the "Adviser"), a leading provider of U.S. and international investment management services for clients throughout the world. See "Investment Adviser."

         Descriptions in the Statement of Additional Information of a particular investment practice or technique in which the Fund may engage, or a financial instrument which the Fund may purchase, are meant to describe the spectrum of investments that the Adviser, in its discretion, might, but is not required to, use in managing the Fund's portfolio assets. The Adviser may, in its discretion, at any time employ such practice, technique or instrument for one or more funds but not for all funds advised by it. Furthermore, it is possible that certain types of financial instruments or investment techniques described herein may not be available, permissible, economically feasible or effective for their intended purposes in all markets. Certain practices, techniques, or instruments may not be principal activities of the Fund, but, to the extent employed, could from time to time have a material impact on the Fund's performance.

         The Fund seeks to provide investors with as high a level of current income as is consistent with its investment policies and with preservation of capital and liquidity. The Fund invests exclusively in a broad range of short-term money market instruments that have remaining maturities of not more than 397 calendar days and certain repurchase agreements. These securities consist of obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, taxable and tax-exempt municipal obligations, corporate and bank obligations, certificates of deposit ("CD's"), bankers' acceptances and variable amount master demand notes.

         The bank obligations in which the Fund may invest include negotiable certificates of deposit, bankers' acceptances, fixed time deposits or other short-term bank obligations. The Fund limits its investments in U.S. bank obligations to banks (including foreign branches, the obligations of which are guaranteed by the U.S. parent) that have at least $1 billion in total assets at the time of investment. "U.S. banks" include commercial banks that are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the Federal Deposit Insurance Corporation. In addition, the Fund may invest in obligations of savings banks and savings and loan associations insured by the Federal Deposit Insurance Corporation that have total assets in excess of $1 billion at the time of the investment. The Fund may invest in U.S. dollar-denominated obligations of foreign banks subject to the following conditions: the foreign banks (based upon their most recent annual financial statements) at the time of investment (i) have more than U.S. $10 billion, or the equivalent in other currencies, in total assets; (ii) are among the 100 largest banks in the world as determined on the basis of assets; and
(iii) have branches or agencies in the U.S.; and the obligations must be, in the opinion of the Adviser, of an investment quality comparable to obligations of U.S. banks in which the Fund may invest.

         Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties that vary with market conditions and the remaining maturity of the obligations. The Fund may not invest more than 10% of the value of its total assets in illiquid securities including fixed time deposits subject to withdrawal penalties maturing in more than seven calendar days.

         The Fund may invest in U.S. dollar-denominated certificates of deposit and promissory notes issued by Canadian affiliates of U.S. banks under circumstances where the instruments are guaranteed as to principal and interest by the U.S. bank. While foreign obligations generally involve greater risks than those of domestic obligations, such as risks relating to liquidity, marketability, foreign taxation, nationalization and exchange controls, generally the Adviser believes that these risks are substantially less in the case of instruments issued by Canadian affiliates that are guaranteed by U.S. banks than in the case of other foreign money market instruments.

         There is no limitation on the amount of the Fund's assets that may be invested in obligations of foreign banks that meet the conditions set forth above. Such investments may involve greater risks than those affecting U.S. banks or Canadian affiliates of U.S. banks. In addition, foreign banks are not subject to examination by any U.S. Governmental agency or instrumentality.

         Except for obligations of foreign banks and foreign branches of U.S. banks, the Fund will not invest in the securities of foreign issuers. Generally, the Fund may not invest less than 25% of the current value of its total assets in bank obligations (including bank obligations subject to repurchase agreements).

         Generally, the commercial paper purchased by the Fund is limited to direct obligations of domestic corporate issuers, including bank holding companies, which obligations, at the time of investment, are (i) rated "P-1" by Moody's Investors Service, Inc. ("Moody's"), "A-1" or better by Standard & Poor's Corporation ("S&P") or "F-1" by Fitch Investors Service, Inc. ("Fitch"),
(ii) issued or guaranteed as to principal and interest by issuers having an existing debt security rating of "Aa" or better by Moody's or "AA" or better by S&P or Fitch, or (iii) securities that, if not rated, are of comparable investment quality as determined by the Adviser in accordance with procedures adopted by the Corporation's Board of Directors.

         The Fund may invest in non-convertible corporate debt securities such as notes, bonds and debentures that have remaining maturities of not more than 397 calendar days and that are rated "Aa" or better by Moody's or "AA" or better by S&P or Fitch, and variable amount master demand notes. A variable amount master demand note differs from ordinary commercial paper in that it is issued pursuant to a written agreement between the issuer and the holder. Its amount may from time to time be increased by the holder (subject to an agreed maximum) or decreased by the holder or the issuer and is payable on demand. The rate of interest varies pursuant to an agreed-upon formula. Generally, master demand notes are not rated by a rating agency. However, the Fund may invest in a master demand note that, if not rated, is in the opinion of the Adviser of an investment quality comparable to rated securities in which the Fund may invest. The Adviser monitors the issuers of such master demand notes on a daily basis. Transfer of such notes is usually restricted by the issuer, and there is no secondary trading market for such notes. The Fund may not invest in a master demand note if, as a result, more than 10% of the value of its total net assets would be invested in such notes.

         Municipal obligations, which are debt obligations issued by or on behalf of states, cities, municipalities and other public authorities, and may be general obligation, revenue, or industrial development bonds, include municipal bonds, municipal notes and municipal commercial paper.

         The Fund's investments in municipal bonds are limited to bonds that are rated at the date of purchase "Aa" or better by Moody's or "AA" or better by S&P or Fitch.

         The Fund's investments in municipal notes will be limited to notes that are rated at the date of purchase "MIG 1" or "MIG 2" (or "VMIG 1" or "VMIG 2" in the case of an issue having a variable rate demand feature) by Moody's, "SP-1" or "SP-1+" by S&P or "F-1" or "F-1+" by Fitch.

         Municipal commercial paper is a debt obligation with a stated maturity of 270 days or less that is issued to finance seasonal working capital needs or as short-term financing in anticipation of longer-term debt. The Fund may invest in municipal commercial paper that is rated at the date of purchase "P-1" or "P-2" by Moody's, "A-1" or "A-2" or "A-1+" by S&P or "F-1" by Fitch. If a municipal obligation is not rated, the Fund may purchase the obligation if, in the opinion of the Adviser, it is of investment quality comparable to other rated investments that are permitted by the Fund.

         For purposes of determining the percentage of the Fund's total assets invested in securities of issuers having their principal business activities in a particular industry, asset backed securities will be classified separately, based on the nature of the underlying assets, according to the following categories: captive auto, diversified, retail and consumer loans, captive equipment and business, business trade receivables, nuclear fuel and capital and mortgage lending.

         All of the securities in which the Fund will invest must meet credit, quality and diversification standards applied by the Adviser pursuant to procedures established by the Board of Directors. Should an issue of securities cease to be rated or if its rating is reduced below the minimum required for purchase by the Fund, the Adviser will dispose of any such security, as soon as practicable, unless the Directors of the Corporation determine that such disposal would not be in the best interests of the Fund.

         In  addition,  the  Fund  may  invest  in  variable  or  floating  rate
obligations,   obligations  backed  by  bank  letters  of  credit,   when-issued
securities and securities with put features.

Master/feeder structure

         The Board of Directors has the discretion to retain the current distribution arrangement for the Fund while investing in a master fund in a master/feeder fund structure as described below.

         A master/feeder fund structure is one in which a fund (a "feeder fund"), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the "master fund") with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. Based on the premise that certain of the expenses of operating an investment portfolio are relatively fixed, a larger investment portfolio may eventually achieve a lower ratio of operating expenses to average net assets. An existing investment company is able to convert to a feeder fund by selling all of its investments, which involves brokerage and other transaction costs and realization of a taxable gain or loss, or by contributing its assets to the master fund and avoiding transaction costs and, if proper procedures are followed, the realization of taxable gain or loss.

Investment Restrictions

         Unless specified to the contrary, the following restrictions are fundamental and may not be changed without the approval of a majority of the outstanding voting securities of the Fund involved which, under the Investment Company Act of 1940 (the "1940 Act") and the rules thereunder and as used in this Statement of Additional Information, means the lesser of (1) 67% or more of the voting securities present at such meeting, if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of the Fund.

         Any investment restrictions herein which involve a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after and is caused by an acquisition or encumbrance of securities or assets of, or borrowings by, the Fund.

         The Fund has elected to be classified as a diversified series of an open-end investment company.

In addition, as a matter of fundamental policy, the Fund may not:

         (1)      borrow  money,  except as  permitted  under  the 1940 Act,  as
                  amended,   and  as   interpreted  or  modified  by  regulatory
                  authority having jurisdiction, from time to time;

         (2) issue senior securities, except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

         (3) engage in the business of underwriting securities issued by others, except to the extent that the Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities;

         (4) purchase or sell real estate, which term does not include securities of companies which deal in real estate or mortgages or investments secured by real estate or interests therein, except that the Fund reserves freedom of action to hold and to sell real estate acquired as a result of the Fund's ownership of securities;

         (5)      purchase  physical   commodities  or  contracts   relating  to
                  physical commodities;

         (6) make loans except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time; or

         (7) concentrate its investments in a particular industry, as that term is used in the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. (The Fund's concentration in the banking industry is described below.)

As a matter of nonfundamental policy, the Fund currently does not intend to:

         (1) borrow money in an amount greater than 5% of its total assets, except for temporary or emergency purposes; or

         (2) lend portfolio securities in an amount greater than 5% of its total assets.

                   ADDITIONAL PERMITTED INVESTMENT ACTIVITIES

Municipal Notes. The Fund may invest in municipal notes. Municipal notes include, but are not limited to, tax anticipation notes ("TANs"), bond anticipation notes ("BANs"), revenue anticipation notes ("RANs"), construction loan notes and project notes. Municipal notes generally have maturities at the time of issuance of three years or less. Notes sold as interim financing in anticipation of collection of taxes, a bond sale or receipt of other revenues are usually general obligations of the issuer. Project notes are issued by local housing authorities to finance urban renewal and public housing projects and are secured by the full faith and credit of the U.S. Government.

         TANs An uncertainty in a municipal issuer's capacity to raise taxes as a result of such things as a decline in its tax base or a rise in delinquencies could adversely affect the issuer's ability to meet its obligations on outstanding TANs. Furthermore, some municipal issuers mix various tax proceeds into a general fund that is used to meet obligations other than those of the outstanding TANs. Use of such a general fund to meet various obligations could affect the likelihood of making the issuer's payments on TANs.

         BANs The ability of a municipal issuer to meet its obligations on its BANs is primarily dependent on the issuer's adequate access to the longer term municipal bond market and the likelihood that the proceeds of such bond sales will be used by the issuers to pay the principal of, and interest on, BANs.

         RANs A decline in the receipt of certain revenues, such as anticipated revenues from another level of government, could adversely affect an issuer's ability to meet its obligations on outstanding RANs. In addition, the possibility that the revenues would, when received, be used to meet other obligations could affect the ability of the issuer to pay the principal of, and interest on, RANs.

Loans of Portfolio Securities. The Fund may lend securities from its portfolio to brokers, dealers and financial institutions if cash or cash equivalent collateral, including letters of credit, marked-to-market daily and equal to at least 100% of the current market value of the securities loaned (including accrued interest and dividends thereon) plus the interest payable to the Fund with respect to the loan is maintained by the borrower with the Fund in a segregated account. In determining whether to lend a security to a particular broker, dealer or financial institution, the Adviser will consider all relevant facts and circumstances, including the creditworthiness of the broker, dealer or financial institution. The Fund will not enter into any security lending arrangement having a duration of longer than one year. Securities that the Fund may receive as collateral will not become part of the Fund at the time of the loan. In the event of a default by the borrower, the Fund will, if permitted by law, dispose of the collateral except for such part thereof that is a security in which the Fund is permitted to invest. During the time securities are on loan, the borrower will pay the Fund any accrued income on those securities, and the Fund may invest the cash collateral and earn additional income or receive an agreed upon fee from a borrower that has delivered cash equivalent collateral. The Fund will not lend securities having a value that exceeds 5% of the current value of its total assets. Loans of securities by the Fund will be subject to termination at the Fund's or the borrower's option. The Fund may pay reasonable administrative and custodial fees in connection with a securities loan and may pay a negotiated portion of the interest or fee earned with respect to the collateral to the borrower or the placing broker. Borrowers and placing brokers may not be affiliated, directly or indirectly, with the Corporation or the Adviser.

Investments in the Banking Industry. To the extent the Fund invests in the banking industry, the Fund will have correspondingly greater exposure to the risk factors which are characteristic of such investments. Sustained increases in interest rates can adversely affect the availability or liquidity and cost of capital funds for a bank's lending activities, and a deterioration in general economic conditions could increase the exposure to credit losses. In addition, the value of the investment return on the Fund's shares could be affected by economic or regulatory developments in or related to the banking industry, and the effects of competition within the banking industry as well as with other types of financial institutions.

Obligations of U.S. Government agencies and instrumentalities. Obligations of U.S. Government agencies and instrumentalities are debt securities issued or guaranteed by U.S. Government-sponsored enterprises and federal agencies. Some of such obligations are supported by (a) the full faith and credit of the U.S. Treasury (such as Government National Mortgage Association participation certificates), (b) the limited authority of the issuer to borrow form the U.S. Treasury (such as securities of the Federal Home Loan Bank), (c) the authority of the U.S. Government to purchase certain obligations of the issuer (such as securities of the Fannie Mae), or (d) only the credit of the issuer. In the case of obligations not backed by the full faith and credit of the U.S. Government, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment, which agency may be privately owned. The Fund will invest in obligations of U.S. Government agencies and instrumentalities only when the Adviser is satisfied that the credit risk with respect to the issuer is minimal.

Floating and Variable Rate Instruments. Certain of the obligations that the Fund may purchase have a floating or variable rate of interest. Such obligations bear interest at rates that are not fixed, but which vary with changes in specified market rates or indices, such as the Prime Rate, and at specified intervals.

Repurchase Agreements. The Fund may enter into repurchase agreements with any member bank of the Federal Reserve System or any broker/dealer which is recognized as a reporting government securities dealer if the creditworthiness of the bank or broker/dealer has been determined by the Adviser to be at least as high as that of other obligations the Fund may purchase or to be at least equal to that of issuers of commercial paper rated within the two highest ratings categories assigned by Moody's, S&P or Fitch.

         A repurchase agreement provides a means for the Fund to earn income on funds for periods as short as overnight. It is an arrangement under which the purchaser (i.e., the Fund) acquires a security ("Obligation") and the seller agrees, at the time of sale, to repurchase the Obligation at a specified time and price. Securities subject to a repurchase agreement are held in a segregated account and, as described in more detail below, the value of such securities is kept at least equal to the repurchase price on a daily basis. The repurchase price may be higher than the purchase price, the difference being income to the Fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the Fund together with the repurchase price upon repurchase. In either case, the income to the Fund is unrelated to the interest rate on the Obligation itself. Obligations will be held by the custodian or in the Federal Reserve Book Entry System.

         For purposes of the 1940 Act, a repurchase agreement is deemed to be a loan from the Fund to the seller of the Obligation subject to the repurchase agreement and is therefore subject to the Fund's investment restriction applicable to loans. It is not clear whether a court would consider the Obligation purchased by the Fund subject to a repurchase agreement as being owned by the Fund or as being collateral for a loan by the Fund to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the Obligation before repurchase of the Obligation under a repurchase agreement, the Fund may encounter delay and incur costs before being able to sell the security. Delays may involve loss of interest or decline in price of the Obligation. If the court characterizes the transaction as a loan and the Fund has not perfected a security interest in the Obligation, the Fund may be required to return the Obligation to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, the Fund would be at risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt Obligation purchased for the Fund, the Adviser seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case the seller of the Obligation. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the Obligation, in which case the Fund may incur a loss if the proceeds to the Fund of the sale to a third party are less than the repurchase price. However, if the market value (including interest) of the Obligation subject to the repurchase agreement becomes less than the repurchase price (including interest), the Fund will direct the seller of the Obligation to deliver additional securities so that the market value (including interest) of all securities subject to the repurchase agreement will equal or exceed the repurchase price.

Corporate Obligations. Investment in corporate debt obligations involves credit and interest rate risk. The value of fixed-income investments will fluctuate with changes in interest rates and bond market conditions, tending to rise as interest rates decline and to decline as interest rates rise. Corporate debt obligations generally offer less current yield than securities of lower quality, but lower-quality securities generally have less liquidity, greater credit and market risk, and as a result, more price volatility. Longer term bonds are, however, generally more volatile than bonds with shorter maturities.

Commercial Paper. Commercial paper represents short-term unsecured promissory notes issued in bearer form by bank holding companies, corporations and finance companies. The Fund may invest in commercial paper that is rated "Prime-1" by Moody's or "A-1" by S&P or, if not rated by Moody's or S&P, is issued by companies having an outstanding debt issue rated Aaa or Aa by Moody's or AAA or AA by S&P.

Letters of Credit. Municipal obligations, including certificates of participation, commercial paper and other short-term obligations, may be backed by an irrevocable letter of credit of a bank which assumes the obligation for payment of principal and interest in the event of default by the issuer. Only banks which, in the opinion of the Adviser, are of investment quality comparable to other permitted investments of the Fund may be used for letter of credit backed investments.

Securities with Put Rights. The Fund may enter into put transactions with respect to obligations held in its portfolio with broker/dealers pursuant to a rule under the 1940 Act, and with commercial banks.

         The right of the Fund to exercise a put is unconditional and unqualified. A put is not transferable by the Fund, although the Fund may sell the underlying securities to a third party at any time. If necessary and advisable, any Fund may pay for certain puts either separately in cash or by paying a higher price for portfolio securities that are acquired subject to such a put (thus reducing the yield to maturity otherwise available for the same securities). The Fund expects, however, that puts generally will be available without the payment of any direct or indirect consideration.

         The Fund may enter into puts only with banks or broker/dealers that, in the opinion of the Adviser, present minimal credit risks. The ability of the Fund to exercise a put will depend on the ability of the bank or broker/dealer to pay for the underlying securities at the time the put is exercised. In the event that a bank or broker/dealer should default on its obligation to repurchase an underlying security, the Fund might be unable to recover all or a portion of any loss sustained from having to sell the security elsewhere.

         The Fund intends to enter into puts solely to maintain liquidity and does not intend to exercise its rights thereunder for trading purposes. The puts will only be for periods substantially less than the life of the underlying security. The acquisition of a put will not affect the valuation by the Fund of the underlying security. The actual put will be valued at zero in determining net asset value of the Fund. Where the Fund pays directly or indirectly for a put, its cost will be reflected as an unrealized loss for the period during which the put is held by the Fund and will be reflected in realized capital gain or loss when the put is exercised or expires. If the value of the underlying security increases, the potential for unrealized gain or realized gain is reduced by the cost of the put. The maturity of a municipal obligation purchased by the Fund will not be considered shortened by any put to which such obligation is subject.

When-Issued Securities. The Fund may purchase securities on a "when-issued" or "forward delivery" basis for payment and delivery at a later date. The price of such securities, which is generally expressed in yield terms, is generally fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued or forward delivery securities takes place at a later date. During the period between purchase and settlement, no payment is made by the purchasing Fund to the issuer and no interest on the when-issued or forward delivery securities accrues to the Fund. To the extent that assets of the Fund are held in cash pending the settlement of a purchase of securities, that Fund will earn no income; however, it is the Fund's intention to be fully invested to the extent practicable and subject to the policies stated above. While when-issued or forward delivery securities may be sold prior to the settlement date, the Fund intends to purchase such securities with the purpose of actually acquiring them unless a sale appears desirable for investment reasons. At the time the Fund makes the commitment to purchase a security on a when-issued or forward delivery basis, it will record the transaction and reflect the value of the security in determining its net asset value. At the time of settlement, the market value of the when-issued or forward delivery securities may be more or less than the purchase price. The Fund does not believe that its net asset value or income will be adversely affected by its purchase of securities on a when-issued or forward delivery basis.

Illiquid Securities. The Fund may occasionally purchase securities other than in the open market. While such purchases may often offer attractive opportunities for investment not otherwise available on the open market, the securities so purchased are often "restricted securities" or "not readily marketable," i.e., securities which cannot be sold to the public without registration under the Securities Act of 1933 or the availability of an exemption from registration (such as Rules 144 or 144A) or because they are subject to other legal or contractual delays in or restrictions on resale. This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund. It is the Fund's policy that illiquid securities (including repurchase agreements of more than seven days duration, certain restricted securities, and other securities which are not readily marketable) may not constitute, at the time of purchase, more than 10% of the value of the Fund's net assets. The Corporation's Board of Directors has approved guidelines for use by the Adviser in determining whether a security is illiquid.

         Generally speaking, restricted securities may be sold (i) only to qualified institutional buyers; (ii) in a privately negotiated transaction to a limited number of purchasers; (iii) in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration. Issuers of restricted securities may not be subject to the disclosure and other investor protection requirements that would be applicable if their securities were publicly traded. If adverse market conditions were to develop during the period between the Fund's decision to sell a restricted or illiquid security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. Where a registration statement is required for the resale of restricted securities, the Fund may be required to bear all or part of the registration expenses. The Fund may be deemed to be an "underwriter" for purposes of the 1933 Act when selling restricted securities to the public and, in such event, the Fund may be liable to purchasers of such securities if the registration statement prepared by the issuer is materially inaccurate or misleading.


         The Adviser will monitor the liquidity of such restricted securities subject to the supervision of the Board of Directors. In reaching liquidity decisions, the Adviser will consider the following factors: (1) the frequency of trades and quotes for the security, (2) the number of dealers wishing to purchase or sell the security and the number of their potential purchasers, (3) dealer undertakings to make a market in the security, and (4) the nature of the security and the nature of the marketplace trades (i.e. the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

Real Estate. The Fund has reserved the freedom of action to purchase or sell real estate. In the event that the Fund makes such investments, changes in the financial condition or market assessment of the financial condition of these entities could have a significant adverse impact on the Fund. Consequently, if the Fund did make such investments, an investment in the Fund may be riskier than an investment in a money market fund that does not reserve the freedom of action to purchase or sell real estate.

Maintenance of $1.00 Net Asset Value and Credit Quality. Pursuant to a Rule of the Securities and Exchange Commission (the "SEC"), the Fund effects sales, redemptions and repurchases at the net asset value per share, normally $1.00. In fulfillment of their responsibilities under that Rule, the Directors of the Fund have approved policies established by the Fund's Adviser reasonably calculated to prevent the Fund's net asset value per share from deviating from $1.00 except under unusual or extraordinary circumstances and the Directors of the Fund will periodically review the Adviser's operations under such policies at regularly scheduled Directors' meetings. Those policies include a weekly monitoring by the Adviser of unrealized gains and losses in the Fund's portfolio, and when necessary, in an effort to avoid deviation, taking corrective action, such as adjusting the maturity of the portfolio, or, if possible, realizing gains or losses to offset in part unrealized losses or gains. The result of those policies may be that the yield on shares of the Fund will be lower than would be the case if the policies were not in effect. Such policies also provide for certain action to be taken with respect to portfolio securities which experience a downgrade in rating or suffer a default.

         Securities eligible for investment by the Fund are those securities which are generally rated (or issued by an issuer with comparable securities rated) in the highest short-term rating category by at least two rating services (or by one rating service, if no other rating agency has issued a rating with respect to that security). These securities are known as "first tier securities." Securities generally rated (or issued by an issuer with comparable securities rated) in the top two categories by at least two rating agencies (or one, if only one rating agency has rated the security) which do not qualify as first tier securities are known as "second tier securities." To ensure diversity of the Fund's investments, as a matter of non-fundamental policy, the Fund will not invest more than 5% of its total assets in the securities of a single issuer, other than the U.S. Government. The Fund may, however, invest more than 5% of its total assets in the first tier securities of a single issuer for a period of up to three business days after purchase, although the Fund may not make more than one such investment at any time during such period. The Fund may not invest more than 5% of its total assets in securities which were second tier securities when acquired by the Fund. Further, the Fund may not invest more than the greater of (1) 1% of its total assets, or (2) one million dollars, in the securities of a single issuer which were second tier securities when acquired by the Fund.

         PURCHASING SHARES -- PRIME RESERVE MONEY MARKET SHARES, PREMIUM
                       MONEY MARKET SHARES, MANAGED SHARES

         The Fund has specific minimum initial investment requirements for each class of shares. Prime Reserve Money Market Shares require a minimum initial investment of $10,000 and a minimum subsequent investment of $1,000. Premium Money Market Shares require a $25,000 minimum initial investment and a minimum subsequent investment of $1,000. Managed Shares require a $100,000 minimum initial investment and a minimum subsequent investment of $1,000. The minimum investment requirements may be waived or lowered for investments effected through banks and other institutions that have entered into special arrangements with the Fund and for investments effected on a group basis by certain other entities and their employees, such as pursuant to a payroll deduction plan and for investments made in an Individual Retirement Account offered by the Fund. Investment minimums may also be waived for Directors and officers of the Corporation. The Fund, Scudder Investor Services, Inc. and Cash Products Group each reserves the right to reject any purchase order. The Fund will be invested in full and fractional shares.

Wire Transfer of Federal Funds

         Orders for shares of the Fund will become effective when an investor's bank wire order or check is converted into federal funds (monies credited to the account of State Street Bank and Trust Company (the "Custodian") with its registered Federal Reserve Bank). If payment is transmitted by the Federal Reserve Wire System, the order will become effective upon receipt. Orders will be executed at 4:00 p.m. on the same day if a bank wire or check is converted to federal funds or a federal funds' wire is received by 4:00 p.m. In addition, if investors known to the Fund notify the Fund by 4:00 p.m. that they intend to wire federal funds to purchase shares of the Fund on any business day and if monies are received in time to be invested, orders will be executed at the net asset value per share determined at 4:00 p.m the same day. Wire transmissions may, however, be subject to delays of several hours, in which event the effectiveness of the order will be delayed. Payments by a bank wire other than the Federal Reserve Wire System may take longer to be converted into federal funds. When payment for shares is by check drawn on any member of the Federal Reserve System, federal funds normally become available to the Fund on the business day after the check is deposited.

         Shares of the Fund may be purchased by writing or calling State Street Bank and Trust Company (the "Transfer Agent"). Orders for shares of a particular class of the Fund will be executed at the net asset value per share of such class next determined after an order has become effective.

         Checks drawn on a non-member bank or a foreign bank may take substantially longer to be converted into federal funds and, accordingly, may delay the execution of an order. Checks must be payable in U.S. dollars and will be accepted subject to collection at full face value.

         By investing in the Fund, a shareholder appoints the Transfer Agent to establish an open account to which all shares purchased will be credited, together with any dividends and capital gains distributions that are paid in additional shares.

Additional Information About Making Subsequent Investments by QuickBuy

         Shareholders, whose predesignated bank account of record is a member of the Automated Clearing House Network (ACH) and who have elected to participate in the QuickBuy program, may purchase shares of the Fund by telephone. Through this service shareholders may purchase up to $250,000. To purchase shares by QuickBuy, shareholders should call before the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange"), normally 4 p.m. eastern time. Proceeds in the amount of your purchase will be transferred from your bank checking account two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be purchased at the net asset value per share calculated at the close of trading on the day of your call. QuickBuy requests received after the close of regular trading on the Exchange will begin their processing and be purchased at the net asset value calculated the following business day. If you purchase shares by QuickBuy and redeem them within seven days of the purchase, the Fund may hold the redemption proceeds for a period of up to seven days. If you purchase shares and there are insufficient funds in your bank account the purchase will be canceled and you will be subject to any losses or fees incurred in the transaction. QuickBuy transactions are not available for most retirement plan accounts. However, QuickBuy transactions are available for Scudder IRA accounts.

         In order to request purchases by QuickBuy, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account from which the purchase payment will be debited. New investors wishing to establish QuickBuy may so indicate on the application. Existing shareholders who wish to add QuickBuy to their account may do so by completing a QuickBuy Enrollment Form. After sending in an enrollment form, shareholders should allow 15 days for this service to be available.

         The Fund employs procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that the Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.

Share Certificates

         Due to the desire of the Fund's management to afford ease of redemption, certificates will not be issued to indicate ownership in the Fund. Share certificates now in a shareholder's possession may be sent to the Transfer Agent for cancellation and credit to such shareholder's account. Shareholders who prefer may hold the certificates in their possession until they wish to exchange or redeem such shares.

         The Fund has authorized certain members of the NASD other than the Distributor to accept purchase and redemption orders for the Fund's shares. Those brokers may also designate other parties to accept purchase and redemption orders on the Fund's behalf. Orders for purchase or redemption will be deemed to have been received by the Fund when such brokers or their authorized designees accept the orders. Subject to the terms of the contract between the Fund and the broker, ordinarily orders will be priced at the Fund's net asset value next computed after acceptance by such brokers or their authorized designees.
Further, if purchases or redemptions of the Fund's shares are arranged and settlement is made at an investor's election through any other authorized NASD member, that member may, at its discretion, charge a fee for that service. The Board of Directors and the Distributor, also the Fund's principal underwriter, each has the right to limit the amount of purchases by, and to refuse to sell to, any person. The Directors and the Distributor may suspend or terminate the offering of shares of the Fund at any time for any reason.

         EXCHANGES AND REDEMPTIONS -- PRIME RESERVE MONEY MARKET SHARES,
                 PREMIUM MONEY MARKET SHARES AND MANAGED SHARES

         Payment of redemption proceeds may be made in securities. The Corporation may suspend the right of redemption with respect to the Fund during any period when (i) trading on the Exchange is restricted or the Exchange is closed, other than customary weekend and holiday closings, (ii) the SEC has by order permitted such suspension or (iii) an emergency, as defined by rules of the SEC, exists making disposal of portfolio securities or determination of the value of the net assets of the Fund not reasonably practicable.

         A shareholder's Fund account remains open for up to one year following complete redemption and all costs during the period will be borne by the Corporation. This permits an investor to resume investments.

Exchanges

         Exchanges are comprised of a redemption from one Scudder fund and a purchase into another Scudder fund. The purchase side of the exchange either may be an additional investment into an existing account or may involve opening a new account in the other fund. When an exchange involves a new account, the new account will be established with the same registration, tax identification number, address, telephone redemption option, "Scudder Automated Information Line" (SAIL(TM)) transaction authorization and dividend option as the existing account. Other features will not carry over automatically to the new account. Exchanges to a new fund account must be for a minimum of $10,000 for Prime Reserve Shares, $25,000 for Premium Shares and $100,000 for Managed Shares. Exchanges into other Scudder Funds may have lower minimum exchange requirements. When an exchange represents an additional investment into an existing account, the account receiving the exchange proceeds must have identical registration, tax identification number, address, and account options/features as the account of origin. Exchanges into an existing account must be for $1,000 or more. If the account receiving the exchange proceeds is to be different in any respect, the exchange request must be in writing and must contain an original signature guarantee.

         Exchange orders received before the close of regular trading on the Exchange on any business day ordinarily will be executed at the respective net asset values determined on that day. Exchange orders received after the close of regular trading on the Exchange will be executed on the following business day.

         Investors may also request, at no extra charge, to have exchanges automatically executed on a predetermined schedule from one Scudder fund to an existing account in another Scudder fund, at current net asset value, through Scudder's Automatic Exchange Program. Exchanges must be for a minimum of $50. Shareholders may add this free feature over the telephone or in writing. Automatic exchanges will continue until the shareholder requests by telephone or in writing to have the feature removed, or until the originating account is depleted. The Corporation and the Transfer Agent each reserves the right to suspend or terminate the privilege of the Automatic Exchange Program at any time.

         There is no charge to the shareholder for any exchange described above. An exchange into another Scudder fund is a redemption of shares, and therefore may result in tax consequences (gain or loss) to the shareholder and the proceeds of such exchange may be subject to backup withholding. (See "TAXES.")

         Investors currently receive the exchange privilege, including exchange by telephone, automatically without having to elect it. The Fund employs procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that the Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine. The Fund and the Transfer Agent each reserves the right to suspend or terminate the privilege of exchanging by telephone or fax at any time.

         The Scudder funds into which investors may make an exchange are listed under "THE SCUDDER FAMILY OF FUNDS" herein. Before making an exchange, shareholders should obtain from the Distributor a prospectus of the Scudder fund into which the exchange is being contemplated. The exchange privilege may not be available for certain Scudder funds or classes thereof. For more information, please call 1-800-SCUDDER.

         Scudder retirement plans may have different exchange requirements. Please refer to appropriate plan literature.

Redemption by Telephone

         In order to request redemptions by telephone, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account to which the redemption proceeds are to be sent.

Shareholders currently receive the right to redeem up to $100,000 to their address of record automatically, without having to elect it. Shareholders may also request to have the proceeds mailed or wired to their pre-designated bank account.

         (a) NEW INVESTORS wishing to establish telephone redemption to a pre-designated bank account must complete the appropriate section on the application.

         (b) EXISTING SHAREHOLDERS (except those who are Scudder IRA, Scudder Pension and Profit-Sharing, Scudder 401(k) and Scudder 403(b) Planholders) who wish to establish telephone redemption to a pre-designated bank account or who want to change the bank account previously designated to receive redemption payments should either return a Telephone Redemption Option Form (available upon request) or send a letter identifying the account and specifying the exact information to be changed. The letter must be signed exactly as the shareholder's name(s) appears on the account. A signature and a signature guarantee are required for each person in whose name the account is registered.

         Telephone   redemption  is  not   available   with  respect  to  shares
represented by share certificates or shares held in certain retirement accounts.

         If a request for redemption to a shareholder's bank account is made by telephone or fax, payment will be by Federal Reserve bank wire to the bank account designated on the application, unless a request is made that the redemption check be mailed to the designated bank account. The Prime Reserve and the Premium Shares have a $5 charge for wire redemptions. The Managed Shares have a $5 charge for wire redemptions unless it is for an amount of $1,000 or greater or it is a sweep account.

         Note: Investors designating a savings bank to receive their telephone redemption proceeds are advised that if the savings bank is not a participant in the Federal Reserve System, redemption proceeds must be wired through a commercial bank which is a correspondent of the savings bank. As this may delay receipt by the shareholder's account, it is suggested that investors wishing to use a savings bank discuss wire procedures with their bank and submit any special wire transfer information with the telephone redemption authorization. If appropriate wire information is not supplied, redemption proceeds will be mailed to the designated bank.

         The Fund employs procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that the Fund does not follow such procedures, they may be liable for losses due to unauthorized or fraudulent telephone instructions. The Fund will not be liable for acting upon instructions communicated by telephone that they reasonably believe to be genuine.

         Redemption requests by telephone (technically a repurchase by agreement between the Fund and the shareholder) of shares purchased by check will not be accepted until the purchase check has cleared which may take up to seven business days.

Redemption by QuickSell

         Shareholders, whose predesignated bank account of record is a member of the Automated Clearing House Network (ACH) and who have elected to participate in the QuickSell program may sell shares of the Fund by telephone. Redemptions must be for at least $250. Proceeds in the amount of your redemption will be transferred to your bank checking account two or three business days following your call. For requests received by the close of regular trading on the Exchange, normally 4:00 p.m. eastern time, shares will be redeemed at the net asset value per share calculated at the close of trading on the day of your call. QuickSell requests received after the close of regular trading on the Exchange will begin their processing and be redeemed at the net asset value calculated the following business day. QuickSell transactions are not available for Scudder IRA accounts and most other retirement plan accounts.

         In order to request redemptions by QuickSell, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account to which redemption proceeds will be credited. New investors wishing to establish QuickSell may so indicate on the application. Existing shareholders who wish to add QuickSell to their account may do so by completing a QuickSell Enrollment Form. After sending in an enrollment form, shareholders should allow 15 days for this service to be available.

         The Fund employs procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that the Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.

Redemption by Mail or Fax

         Any existing share certificates representing shares being redeemed must accompany a request for redemption and be duly endorsed or accompanied by a proper stock assignment form with signatures guaranteed.

         In order to ensure proper authorization before redeeming shares, the Transfer Agent may request additional documents such as, but not restricted to, stock powers, trust instruments, certificates of death, appointments as executor, certificates of corporate authority and waivers of tax (required in some states when settling estates).

         It is suggested that shareholders holding share certificates or shares registered in other than individual names contact the Transfer Agent prior to any redemptions to ensure that all necessary documents accompany the request. When shares are held in the name of a corporation, trust, fiduciary, agent, attorney or partnership, the Transfer Agent requires, in addition to the stock power, certified evidence of authority to sign. These procedures are for the protection of shareholders and should be followed to ensure prompt payment. Redemption requests must not be conditional as to date or price of the redemption. Proceeds of a redemption will be sent within five days after receipt by the Transfer Agent of a request for redemption that complies with the above requirements. Delays of more than seven business days of payment for shares tendered for repurchase or redemption may result, but only until the purchase check has cleared.

         The requirements for IRA redemptions are different from those for regular accounts. For more information call 1-800-SCUDDER.

Redemption by Checkwriting

         All new investors and existing shareholders who apply to State Street Bank and Trust Company for checks may use them to pay any person, provided that each check is for at least $1,000 and not more than $5 million. By using the checks, the shareholder will receive daily dividend credit on his or her shares until the check has cleared the banking system. Investors who purchased shares by check may write checks against those shares only after they have been on the Fund's book for seven business days. Shareholders who use this service may also use other redemption procedures. No shareholder may write checks against certificated shares. The Fund pays the bank charges for this service. However, the Fund will review the cost of operation periodically and reserve the right to determine if direct charges to the persons who avail themselves of this service would be appropriate. The Fund, Scudder Service Corporation and State Street Bank and Trust Company reserve the right at any time to suspend or terminate the Checkwriting procedure.

Redemption-in-Kind

         Although the Corporation has no present intention of doing so, the Corporation reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase order by making payment in whole or in part in readily marketable securities chosen by the Fund and valued as they are for purposes of computing the Fund's net asset value (a redemption-in-kind). If payment is made in securities, a shareholder may incur transaction expenses in converting these securities into cash. The Corporation has elected, however, to be governed by Rule 18f-1 under the 1940 Act as a result of which the Fund is obligated to redeem shares, with respect to any one shareholder during any 90 day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of that Fund at the beginning of the period.

Minimum balances for Managed Shares of Scudder Money Market Series

         The initial minimum investment requirement in the Managed Shares of the Fund is $100,000. Shareholders should maintain a share balance worth at least $100,000 (which minimum amount may be changed by the Board of Directors).

         Shareholders whose account balance falls below $100,000 for at least 30 days will be given 60 days' notice to bring the account back up to $100,000 or more. Where a reduction in value has occurred due to a redemption or exchange out of the account and the account balance is not increased in 60 days, the Adviser reserves the right to redeem all shares and close the account and send the proceeds to the shareholder's address of record. Reductions in value that result solely from market activity will not trigger an involuntary redemption.

Minimum balances for Prime Reserve Money Market Shares

         Initial minimum investment in these shares is $10,000. Shareholders should maintain a share balance worth at least $7,500. Account balances will be reviewed periodically and the Adviser reserves the right, following 60 days written notice to shareholders, to redeem all shares in accounts that have a value below $7,500 where such a reduction in value has occurred due to a redemption, exchange, or transfer out of the account.

Minimum balances for Premium Money Market Shares

         Initial minimum investment in these shares is $25,000. Shareholders should maintain a share balance worth at least $20,000. Account balances will be reviewed periodically and the Adviser reserves the right, following 60 days written notice to shareholders, to redeem all shares in accounts that have a value below $20,000 where such a reduction in value has occurred due to a redemption, exchange, or transfer out of the account.

                    PURCHASING SHARES -- INSTITUTIONAL SHARES

         The Fund has specific minimum initial investment requirements for each class of shares. Institutional Shares require a $1,000,000 minimum investment and have no minimum subsequent investment. The minimum investment requirements may be waived or lowered for investments effected through banks and other institutions that have entered into special arrangements with the Fund and for investments effected on a group basis by certain other entities and their employees, such as pursuant to a payroll deduction plan and for investments made in an Individual Retirement Account offered by the Fund. Investment minimums may also be waived for Directors and officers of the Corporation. The Fund, Scudder Investor Services, Inc. and Scudder Financial Intermediary Services Group each reserves the right to reject any purchase order. The Fund will be invested in full and fractional shares.

Wire Transfer of Federal Funds

         Orders for shares of the Fund will become effective when an investor's bank wire order or check is converted into federal funds (monies credited to the account of State Street Bank and Trust Company (the "Custodian") with its registered Federal Reserve Bank). If payment is transmitted by the Federal Reserve Wire System, the order will become effective upon receipt. Orders will be executed at 4:00 p.m. on the same day if a bank wire or check is converted to federal funds or a federal funds' wire is received by 4:00 p.m. In addition, if investors known to the Fund notify the Fund by 4:00 p.m. that they intend to wire federal funds to purchase shares of the Fund on any business day and if monies are received in time to be invested, orders will be executed at the net asset value per share determined at 4:00 p.m the same day. Wire transmissions may, however, be subject to delays of several hours, in which event the effectiveness of the order will be delayed. Payments by a bank wire other than the Federal Reserve Wire System may take longer to be converted into federal funds. When payment for shares is by check drawn on any member of the Federal Reserve System, federal funds normally become available to the Fund on the business day after the check is deposited.

         Shares of the Fund may be purchased by writing or calling State Street Bank and Trust Company (the "Transfer Agent"). Orders for shares of a particular class of the Fund will be executed at the net asset value per share of such class next determined after an order has become effective.

         Checks drawn on a non-member bank or a foreign bank may take substantially longer to be converted into federal funds and, accordingly, may delay the execution of an order. Checks must be payable in U.S. dollars and will be accepted subject to collection at full face value.

         By investing in the Fund, a shareholder appoints the Transfer Agent to establish an open account to which all shares purchased will be credited, together with any dividends and capital gains distributions that are paid in additional shares.

Share Certificates

         Due to the desire of the Fund's management to afford ease of redemption, certificates will not be issued to indicate ownership in the Fund. Share certificates now in a shareholder's possession may be sent to the Transfer Agent for cancellation and credit to such shareholder's account. Shareholders who prefer may hold the certificates in their possession until they wish to exchange or redeem such shares.

         The Fund has authorized certain members of the NASD other than the Distributor to accept purchase and redemption orders for the Fund's shares. Those brokers may also designate other parties to accept purchase and redemption orders on the Fund's behalf. Orders for purchase or redemption will be deemed to have been received by the Fund when such brokers or their authorized designees accept the orders. Subject to the terms of the contract between the Fund and the broker, ordinarily orders will be priced at the Fund's net asset value next computed after acceptance by such brokers or their authorized designees.
Further, if purchases or redemptions of the Fund's shares are arranged and settlement is made at an investor's election through any other authorized NASD member, that member may, at its discretion, charge a fee for that service. The Board of Directors and the Distributor, also the Fund's principal underwriter, each has the right to limit the amount of purchases by, and to refuse to sell to, any person. The Directors and the Distributor may suspend or terminate the offering of shares of the Fund at any time for any reason.

                       REDEMPTIONS -- INSTITUTIONAL SHARES

         Payment of redemption proceeds may be made in securities. The Corporation may suspend the right of redemption with respect to the Fund during any period when (i) trading on the Exchange is restricted or the Exchange is closed, other than customary weekend and holiday closings, (ii) the SEC has by order permitted such suspension or (iii) an emergency, as defined by rules of the SEC, exists making disposal of portfolio securities or determination of the value of the net assets of the Fund not reasonably practicable.

         A shareholder's Fund account remains open for up to one year following complete redemption and all costs during the period will be borne by the Corporation. This permits an investor to resume investments.

Redemption by Wire

                  Shareholders may request to have redemption proceeds wired to their pre-designated bank account. If a request for redemption to a shareholder's bank account is made by telephone or fax, payment will be by Federal Reserve bank wire to the bank account designated on the application, unless a request is made that the redemption check be mailed to the designated bank account. The Institutional Shares do not charge a wire fee.

         Note: Investors designating a savings bank to receive their telephone redemption proceeds are advised that if the savings bank is not a participant in the Federal Reserve System, redemption proceeds must be wired through a commercial bank which is a correspondent of the savings bank. As this may delay receipt by the shareholder's account, it is suggested that investors wishing to use a savings bank discuss wire procedures with their bank and submit any special wire transfer information with the telephone redemption authorization. If appropriate wire information is not supplied, redemption proceeds will be mailed to the designated bank.

Redemption by Telephone

         In order to request redemptions by telephone, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account to which the redemption proceeds are to be sent.

Shareholders currently receive the right to redeem up to $100,000 to their address of record automatically, without having to elect it.

         (a) NEW INVESTORS wishing to establish telephone redemption to a pre-designated bank account must complete the appropriate section on the application.

         (b) EXISTING SHAREHOLDERS who wish to establish telephone redemption to a pre-designated bank account or who want to change the bank account previously designated to receive redemption payments should send a letter identifying the account and specifying the exact information to be changed. The letter must be signed exactly as the shareholder's name(s) appears on the account. A signature and a signature guarantee are required for each person in whose name the account is registered.

         Telephone   redemption  is  not   available   with  respect  to  shares
represented by share certificates or shares held in certain retirement accounts.

         The Fund employs procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that the Fund does not follow such procedures, they may be liable for losses due to unauthorized or fraudulent telephone instructions. The Fund will not be liable for acting upon instructions communicated by telephone that they reasonably believe to be genuine.

         Redemption requests by telephone (technically a repurchase by agreement between the Fund and the shareholder) of shares purchased by check will not be accepted until the purchase check has cleared which may take up to seven business days.

Redemption by Mail or Fax

         Any existing share certificates representing shares being redeemed must accompany a request for redemption and be duly endorsed or accompanied by a proper stock assignment form with signatures guaranteed.

         In order to ensure proper authorization before redeeming shares, the Transfer Agent may request additional documents such as, but not restricted to, stock powers, trust instruments, certificates of death, appointments as executor, certificates of corporate authority and waivers of tax (required in some states when settling estates).

         It is suggested that shareholders holding share certificates or shares registered in other than individual names contact the Transfer Agent prior to any redemptions to ensure that all necessary documents accompany the request. When shares are held in the name of a corporation, trust, fiduciary, agent, attorney or partnership, the Transfer Agent requires, in addition to the stock power, certified evidence of authority to sign. These procedures are for the protection of shareholders and should be followed to ensure prompt payment. Redemption requests must not be conditional as to date or price of the redemption. Proceeds of a redemption will be sent within five days after receipt by the Transfer Agent of a request for redemption that complies with the above requirements. Delays of more than seven business days of payment for shares tendered for repurchase or redemption may result, but only until the purchase check has cleared.

Redemption-in-Kind

         Although the Corporation has no present intention of doing so, the Corporation reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase order by making payment in whole or in part in readily marketable securities chosen by the Fund and valued as they are for purposes of computing the Fund's net asset value (a redemption-in-kind). If payment is made in securities, a shareholder may incur transaction expenses in converting these securities into cash. The Corporation has elected, however, to be governed by Rule 18f-1 under the 1940 Act as a result of which the Fund is obligated to redeem shares, with respect to any one shareholder during any 90 day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of that Fund at the beginning of the period.

Minimum balances for Institutional Shares of Scudder Money Market Series

         The initial minimum investment requirement in the Institutional Shares of the Fund is $1,000,000. Shareholders should maintain a share balance worth at least $1,000,000 (which minimum amount may be changed by the Board of Directors).

         Shareholders whose account balance falls below $1,000,000 for at least 30 days may be given 60 days' notice to bring the account back up to $1,000,000 or more. Where a reduction in value has occurred due to a redemption out of the account and the account balance is not increased in 60 days, the Adviser reserves the right to redeem all shares and close the account and send the proceeds to the shareholder's address of record. Reductions in value that result solely from market activity will not trigger an involuntary redemption.

                    FEATURES AND SERVICES OFFERED BY THE FUND

The No-Load Concept

         Investors are encouraged to be aware of the full ramifications of mutual fund fee structures, and of how Scudder distinguishes its Scudder Family of Funds from the vast majority of mutual funds available today. The primary distinction is between load and no-load funds.

         Load funds generally are defined as mutual funds that charge a fee for the sale and distribution of fund shares. There are three types of loads: front-end loads, back-end loads, and asset-based 12b-1 fees. 12b-1 fees are distribution-related fees charged against fund assets and are distinct from service fees, which are charged for personal services and/or maintenance of shareholder accounts. Asset-based sales charges and service fees are typically paid pursuant to distribution plans adopted under 12b-1 under the 1940 Act.

         A front-end load is a sales charge, which can be as high as 8.50% of the amount invested. A back-end load is a contingent deferred sales charge, which can be as high as 8.50% of either the amount invested or redeemed. The maximum front-end or back-end load varies, and depends upon whether or not a fund also charges a 12b-1 fee and/or a service fee or offers investors various sales-related services such as dividend reinvestment. The maximum charge for a 12b-1 fee is 0.75% of a fund's average annual net assets, and the maximum charge for a service fee is 0.25% of a fund's average annual net assets.

         A no-load fund does not charge a front-end or back-end load, but can charge a small 12b-1 fee and/or service fee against fund assets. Under the National Association of Securities Dealers Conduct Rules, a mutual fund can call itself a "no-load" fund only if the 12b-1 fee and/or service fee does not exceed 0.25% of a fund's average annual net assets.

         Scudder pioneered the no-load concept when it created the nation's first no-load fund in 1928, and later developed the nation's first family of no-load mutual funds.

Internet access

World Wide Web Site -- The address of the Scudder Funds' site is http://www.scudder.com (for Premium Money Market Shares, Prime Reserve Money Market Shares and Managed Shares). The address of the Scudder Institutional Funds' site is http://institutionalfunds.scudder.com.

Each site offers guidance on global investing and developing strategies to help meet financial goals and provide access to the Scudder investor relations department via e-mail. The sites also enable users to access or view fund prospectuses and profiles with links between summary information in Profiles and details in the Prospectus. Users can fill out new account forms on-line, order free software, and request literature on funds.

Account Access (for Premium Money Market Shares, Prime Reserve Money Market Shares and Managed Shares) -- The Adviser is among the first mutual fund families to allow shareholders to manage their fund accounts through the World Wide Web. Scudder Fund shareholders can view a snapshot of current holdings, review account activity and move assets between Scudder Fund accounts.

         The Adviser's personal portfolio capabilities -- known as SEAS (Scudder Electronic Account Services) -- are accessible only by current Scudder Fund shareholders who have set up a Personal Page on Scudder's Web site. Using a secure Web browser, shareholders sign on to their account with their Social Security number and their SAIL password. As an additional security measure, users can change their current password or disable access to their portfolio through the World Wide Web.

         An Account Activity option reveals a financial history of transactions for an account, with trade dates, type and amount of transaction, share price and number of shares traded. For users who wish to trade shares between Scudder Funds, the Fund Exchange option provides a step-by-step procedure to exchange shares among existing fund accounts or to new Scudder Fund accounts.

Dividends and Capital Gains Distribution Options -- Premium Money
Market Shares, Prime Reserve Money Market Shares and Managed Shares

         Investors have freedom to choose whether to receive cash or to reinvest any dividends from net investment income or distributions from realized capital gains in additional shares of the Fund. A change of instructions for the method of payment must be received by the Transfer Agent at least five days prior to a dividend record date. Shareholders also may change their dividend option either by calling 1-800-SCUDDER or by sending written instructions to the Transfer Agent. Please include your account number with your written request.

         Reinvestment is usually made at the closing net asset value determined on the business day following the record date. Investors may leave standing instructions with the Transfer Agent designating their option for either reinvestment or cash distribution of any income dividends or capital gains distributions. If no election is made, dividends and distributions will be invested in additional shares of the Fund.

         Investors may also have dividends and distributions automatically deposited in their predesignated bank account through Scudder's DistributionsDirect Program. Shareholders who elect to participate in the DistributionsDirect Program, and whose predesignated checking account of record is with a member bank of the Automated Clearing House Network (ACH) can have income and capital gain distributions automatically deposited to their personal bank account usually within three business days after the Fund pays its distribution. A DistributionsDirect request form can be obtained by calling 1-800-SCUDDER. Confirmation statements will be mailed to shareholders as notification that distributions have been deposited.

         Investors choosing to participate in Scudder's Automatic Withdrawal Plan must reinvest any dividends or capital gains. For most retirement plan accounts, the reinvestment of dividends and capital gains is also required.

Reports to Shareholders

         The Corporation issues shareholders unaudited semiannual financial statements and annual financial statements audited by independent accountants, including a list of investments held and statements of assets and liabilities, operations, changes in net assets and financial highlights. The Corporation presently intends to distribute to shareholders informal quarterly reports during the intervening quarters, containing a statement of the investments of the Fund.

Transaction Summaries

         Annual summaries of all transactions in each Fund account are available to shareholders. The summaries may be obtained by calling 1-800-SCUDDER for Premium Money Market Shares, Prime Reserve Money Market Shares and Managed Shares or 1-800-537-3177 for Institutional Shares.

                           THE SCUDDER FAMILY OF FUNDS

         The Scudder Family of Funds is America's first family of mutual funds and the nation's oldest family of no-load mutual funds; a list of Scudder's funds follows.

MONEY MARKET

         Scudder U.S. Treasury Money Fund

         Scudder Cash Investment Trust

         Scudder Money Market Series+

         Scudder Government Money Market Series+

TAX FREE MONEY MARKET

         Scudder Tax Free Money Fund

         Scudder Tax Free Money Market Series+

         Scudder California Tax Free Money Fund*

         Scudder New York Tax Free Money Fund*

TAX FREE

         Scudder Limited Term Tax Free Fund

         Scudder Medium Term Tax Free Fund

         Scudder Managed Municipal Bonds

         Scudder High Yield Tax Free Fund

         Scudder California Tax Free Fund*

         Scudder Massachusetts Limited Term Tax Free Fund*

         Scudder Massachusetts Tax Free Fund*

         Scudder New York Tax Free Fund*

         Scudder Ohio Tax Free Fund*

         Scudder Pennsylvania Tax Free Fund*

U.S. INCOME

         Scudder Short Term Bond Fund

         Scudder GNMA Fund

         Scudder Income Fund

         Scudder Corporate Bond Fund

         Scudder High Yield Bond Fund

-----------------------------
+ The institutional class of shares is not part of the Scudder Family of Funds.
* These funds are not available for sale in all states. For information, contact Scudder Investor Services, Inc.

GLOBAL INCOME

         Scudder Global Bond Fund

         Scudder International Bond Fund

         Scudder Emerging Markets Income Fund

ASSET ALLOCATION

         Scudder Pathway Series: Conservative Portfolio

         Scudder Pathway Series: Balanced Portfolio

         Scudder Pathway Series: Growth Portfolio

         Scudder Pathway Series: International Portfolio

U.S. GROWTH AND INCOME

         Scudder Balanced Fund

         Scudder Dividend & Growth Fund

         Scudder Growth and Income Fund

         Scudder Select 500 Fund

         Scudder 500 Index Fund

         Scudder Real Estate Investment Fund

U.S. GROWTH

     Value

         Scudder Large Company Value Fund

         Scudder Value Fund**

         Scudder Small Company Value Fund

         Scudder Micro Cap Fund

     Growth

         Scudder Classic Growth Fund**

         Scudder Large Company Growth Fund

         Scudder Select 1000 Growth Fund

         Scudder Development Fund

-----------------------------
** Only the Scudder Shares are part of the Scudder Family of Funds.

         Scudder 21st Century Growth Fund

GLOBAL EQUITY

     Worldwide

         Scudder Global Fund

         Scudder International Value Fund

         Scudder International Growth and Income Fund

         Scudder International Fund***

         Scudder International Growth Fund

         Scudder Global Discovery Fund**

         Scudder Emerging Markets Growth Fund

         Scudder Gold Fund

     Regional

         Scudder Greater Europe Growth Fund

         Scudder Pacific Opportunities Fund

         Scudder Latin America Fund

         The Japan Fund, Inc.

INDUSTRY SECTOR FUNDS

     Choice Series

         Scudder Financial Services Fund

         Scudder Health Care Fund

         Scudder Technology Fund

SCUDDER PREFERRED SERIES

         Scudder Tax Managed Growth Fund

         Scudder Tax Managed Small Company Fund

         The net asset values of most Scudder funds can be found daily in the "Mutual Funds" section of The Wall Street Journal under "Scudder Funds," and in other leading newspapers throughout the country. Investors will notice the net asset value and offering price are the same, reflecting the fact that no sales commission or "load" is charged on the sale of shares of the Scudder funds. The latest seven-day yields for the money-market funds can be found every Monday and Thursday in the "Money-Market Funds" section of The Wall Street Journal. This information

-----------------------------
***      Only the International Shares are part of the Scudder
         Family of Funds.

also may be obtained by calling the Scudder Automated Information Line (SAIL) at 1-800-343-2890 (for Premium Money Market Shares, Prime Reserve Money Market Shares and Managed Shares only) or 1-800-537-1988 (for Institutional Shares).

         Certain Scudder funds or classes thereof may not be available for purchase or exchange. For more information, please call 1-800-225-5163 (for Premium Money Market Shares, Prime Reserve Money Market Shares and Managed Shares) or 1-800-537-3177 (for Institutional Shares).

                              SPECIAL PLAN ACCOUNTS

         The information regarding Special Plan Accounts does not apply to Institutional Shares of Scudder Money Market Series.

         Detailed information on any Scudder investment plan, including the applicable charges, minimum investment requirements and disclosures made pursuant to Internal Revenue Service (the "IRS") requirements, may be obtained by contacting Scudder Investor Services, Inc., Two International Place, Boston, Massachusetts 02110-4103 or by calling toll free, 1-800-SCUDDER. The discussions of the plans below describe only certain aspects of the federal income tax treatment of the plan. The state tax treatment may be different and may vary from state to state. It is advisable for an investor considering the funding of the investment plans described below to consult with an attorney or other investment or tax adviser with respect to the suitability requirements and tax aspects thereof.

         Shares of the Fund may also be a permitted investment under profit sharing and pension plans and IRAs other than those offered by the Fund's distributor depending on the provisions of the relevant plan or IRA.

         None of the plans assures a profit or guarantees protection against depreciation, especially in declining markets.

Scudder Retirement Plans: Profit-Sharing and Money Purchase Pension Plans for Corporations and Self-Employed Individuals

         Shares of the Fund may be purchased as the investment medium under a plan in the form of a Scudder Profit-Sharing Plan (including a version of the Plan which includes a cash-or-deferred feature) or a Scudder Money Purchase Pension Plan (jointly referred to as the Scudder Retirement Plans) adopted by a corporation, a self-employed individual or a group of self-employed individuals (including sole proprietorships and partnerships), or other qualifying organization. Each of these forms was approved by the IRS as a prototype. The IRS's approval of an employer's plan under Section 401(a) of the Internal Revenue Code will be greatly facilitated if it is in such approved form. Under certain circumstances, the IRS will assume that a plan, adopted in this form, after special notice to any employees, meets the requirements of Section 401(a) of the Internal Revenue Code as to form.

Scudder 401(k): Cash or Deferred Profit-Sharing Plan for Corporations and Self-Employed Individuals

         Shares of the Fund may be purchased as the investment medium under a plan in the form of a Scudder 401(k) Plan adopted by a corporation, a self-employed individual or a group of self-employed individuals (including sole proprietors and partnerships), or other qualifying organization. This plan has been approved as a prototype by the IRS.

Scudder IRA:  Individual Retirement Account

         Shares of the Fund may be purchased as the underlying investment for an Individual Retirement Account ("IRA") which meets the requirements of Section 408(a) of the Internal Revenue Code.

         A single individual who is not an active participant in an employer-maintained retirement plan, a simplified employee pension plan, or a tax-deferred annuity program (a "qualified plan"), and a married individual who is not an active participant in a qualified plan and whose spouse is also not an active participant in a qualified plan, are eligible to make tax deductible contributions of up to $2,000 to an IRA prior to the year such individual attains age 70 1/2. In addition, certain individuals who are active participants in qualified plans (or who have spouses who are active participants) are also eligible to make tax-deductible contributions to an IRA; the annual amount, if any, of the contribution which such an individual will be eligible to deduct will be determined by the amount of his, her, or their adjusted gross income for the year. Whenever the adjusted gross income limitation prohibits an individual from contributing what would otherwise be the maximum tax-deductible contribution he or she could make, the individual will be eligible to contribute the difference to an IRA in the form of nondeductible contributions.

         An eligible individual may contribute as much as $2,000 of qualified income (earned income or, under certain circumstances, alimony) to an IRA each year (up to $2,000 per individual for married couples, even if only one spouse has earned income). All income and capital gains derived from IRA investments are reinvested and compound tax-deferred until distributed. Such tax-deferred compounding can lead to substantial retirement savings.

Scudder Roth IRA:  Individual Retirement Account

         Shares of the Fund may be purchased as the underlying investment for a Roth Individual Retirement Account ("Roth IRA") which meets the requirements of
Section 408A of the Internal Revenue Code.

         A single individual earning below $95,000 can contribute up to $2,000 per year to a Roth IRA. The maximum contribution amount diminishes and gradually falls to zero for single filers with adjusted gross incomes ranging from $95,000 to $110,000. Married couples earning less than $150,000 combined, and filing jointly, can contribute a full $4,000 per year ($2,000 per IRA). The maximum contribution amount for married couples filing jointly phases out from $150,000 to $160,000.

         An eligible individual can contribute money to a traditional IRA and a Roth IRA as long as the total contribution to all IRAs does not exceed $2,000. No tax deduction is allowed under Section 219 of the Internal Revenue Code for contributions to a Roth IRA. Contributions to a Roth IRA may be made even after the individual for whom the account is maintained has attained age 70 1/2.

         All income and capital gains derived from Roth IRA investments are reinvested and compounded tax-free. Such tax-free compounding can lead to substantial retirement savings. No distributions are required to be taken prior to the death of the original account holder. If a Roth IRA has been established for a minimum of five years, distributions can be taken tax-free after reaching age 59 1/2, for a first-time home purchase ($10,000 maximum, one-time use) or upon death or disability. All other distributions of earnings from a Roth IRA are taxable and subject to a 10% tax penalty unless an exception applies. Exceptions to the 10% penalty include: disability, certain medical expenses, the purchase of health insurance for an unemployed individual and qualified higher education expenses.

         An individual with an income of $100,000 or less (who is not married filing separately) can roll his or her existing IRA into a Roth IRA. However, the individual must pay taxes on the taxable amount in his or her traditional IRA. Individuals who complete the rollover in 1998 will be allowed to spread the tax payments over a four-year period. After 1998, all taxes on such a rollover will have to be paid in the tax year in which the rollover is made.

Scudder 403(b) Plan

         Shares of the Fund may also be purchased as the underlying investment for tax sheltered annuity plans under the provisions of Section 403(b)(7) of the Internal Revenue Code. In general, employees of tax-exempt organizations described in Section 501(c)(3) of the Internal Revenue Code (such as hospitals, churches, religious, scientific, or literary organizations and educational institutions) or a public school system are eligible to participate in a 403(b) plan.

Automatic Withdrawal Plan

         Non-retirement plan shareholders may establish an Automatic Withdrawal Plan to receive monthly, quarterly or periodic redemptions from his or her account for any designated amount of $50 or more. Shareholders may designate which day they want the automatic withdrawal to be processed. The check amounts may be based on the redemption of a fixed dollar amount, fixed share amount, percent of account value or declining balance. The Plan provides for income dividends and capital gains distributions, if any, to be reinvested in additional shares. Shares are then liquidated as necessary to provide for withdrawal payments. Since the withdrawals are in amounts selected by the investor and have no relationship to yield or income, payments received cannot be considered as yield or income on the investment and the resulting liquidations may deplete or possibly extinguish the initial investment and any reinvested dividends and capital gains distributions. Requests for increases in withdrawal amounts or to change the payee must be submitted in writing, signed exactly as the account is registered, and contain signature guarantee(s). Any such requests must be received by the Fund's Transfer Agent ten days prior to the date of the first automatic withdrawal. An Automatic Withdrawal Plan may be terminated at any time by the shareholder, the Corporation or its agent on written notice, and will be terminated when all shares of the Fund under the Plan have been liquidated or upon receipt by the Corporation of notice of death of the shareholder.

         An Automatic Withdrawal Plan request form can be obtained by calling 1-800-SCUDDER.

Group or Salary Deduction Plan

         An investor may join a Group or Salary Deduction Plan where satisfactory arrangements have been made with Scudder Investor Services, Inc. for forwarding regular investments through a single source. The minimum annual investment is $240 per investor which may be made in monthly, quarterly, semiannual or annual payments. The minimum monthly deposit per investor is $20. Except for trustees or custodian fees for certain retirement plans, at present there is no separate charge for maintaining group or salary deduction plans; however, the Corporation and its agents reserve the right to establish a maintenance charge in the future depending on the services required by the investor.

         The Corporation reserves the right, after notice has been given to the shareholder, to redeem and close a shareholder's account in the event that the shareholder ceases participating in the group plan prior to investment of $1,000 per individual or in the event of a redemption which occurs prior to the accumulation of that amount or which reduces the account value to less than $1,000 and the account value is not increased to $1,000 within a reasonable time after notification. An investor in a plan who has not purchased shares for six months shall be presumed to have stopped making payments under the plan.


Uniform Transfers/Gifts to Minors Act

         Grandparents, parents or other donors may set up custodian accounts for minors. The minimum initial investment is $1,000 unless the donor agrees to continue to make regular share purchases for the account through Scudder's Automatic Investment Plan (AIP). In this case, the minimum initial investment is $500.

         The Corporation reserves the right, after notice has been given to the shareholder and custodian, to redeem and close a shareholder's account in the event that regular investments to the account cease before the $1,000 minimum is reached.

                                    DIVIDENDS

         The Corporation declares dividends on the outstanding shares of the Fund from the Fund's net investment income at the close of each business day to shareholders of record at 4:00 p.m. on the day of declaration. Realized capital gains and losses (other than long-term capital gains) may be taken into account in determining the daily distribution. Shares purchased will begin earning dividends on the day the purchase order is executed and shares redeemed will earn dividends through the previous day. Net investment income for a Saturday, Sunday or holiday will be declared as a dividend on the previous business day to shareholders of record 4:00 p.m. on that day.

         Investment income for the Fund includes, among other things, interest income and accretion of market and original issue discount and amortization of premium.

         Dividends declared in and attributable to the preceding month will be paid on the first business day of each month. Net realized capital gains, after utilization of capital loss carryforwards, if any, will be distributed annually, although an additional distribution may be necessary to prevent the application of a federal excise tax. Dividends and distributions will be invested in additional shares of the same class of the Fund at net asset value and credited to the shareholder's account on the payment date or, at the shareholder's election, paid in cash. Dividend checks and Statements of Account will be mailed approximately two business days after the payment date. The Fund forwards to the Custodian the monies for dividends to be paid in cash on the payment date.

         Shareholders who redeem all their shares prior to a dividend payment will receive, in addition to the redemption proceeds, dividends declared but unpaid. Shareholders who redeem only a portion of their shares will be entitled to all dividends declared but unpaid on such shares on the next dividend payment date.

                             PERFORMANCE INFORMATION

         From time to time, quotations of the Fund's performance may be included in advertisements, sales literature or reports to shareholders or prospective investors. Performance information will be calculated separately for each class of the Fund's shares. Because each class of shares is subject to different expenses, the net yield of each class of a particular Fund for the same period may differ. Performance information enumerated below is based on the five month period ended May 31, 1999for each class of the Fund. These performance figures may be calculated in the following manner:

Yield

         The Corporation makes available various yield quotations with respect to shares of the Fund. The annualized yield for the Fund for the seven-day period ended May 31, 1999 for the Institutional Shares and Managed Shares was 4.83% and 4.76%, respectively. The annualized yield for the Premium Money Market Shares and Prime Reserve Money Market Shares for the seven-day period ended May 31, 1999 was 4.78% and 4.75%, respectively.

          The Fund's yield may fluctuate daily and does not provide a basis for determining future yields. The foregoing yields were computed separately for each class of the Fund by determining the net change in value, exclusive of capital changes, of a hypothetical account having a balance of one share at the beginning of the period, dividing the net change in value by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by 365/7, with the resulting yield figure carried to the nearest hundredth of one percent. The net change in value of an account consists of the value of additional shares purchased with dividends from the original share plus dividends declared on both the original share and any such additional shares (not including realized gains or losses and unrealized appreciation or depreciation) less applicable expenses, including the management fee payable to the Adviser.

         Current yield for the Fund will fluctuate from time to time, unlike bank deposits or other investments that pay a fixed yield for a stated period of time, and do not provide a basis for determining future yields. Yield is a function of portfolio quality, composition, maturity and market conditions as well as expenses allocated to the Fund. Yield information may be useful in reviewing the performance of the Fund and for providing a basis for comparison with investment alternatives. The yield of the Fund, however, may not be comparable to investment alternatives because of differences in the foregoing variables and differences in the methods used to value portfolio securities and compute expenses.

Effective Yield

         The effective yield for the Fund is calculated in a similar fashion to yield, except that the seven-day period return is compounded by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula:

             EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1)^365/7] - 1

         The effective yields (i.e., on a compound basis, assuming the daily reinvestment of dividends) for the Fund, for the seven-day period ended May 31, 1999 for the Institutional Shares and Managed Shares was 4.95% and 4.87%, respectively. The effective yield for the Premium Money Market Shares and Prime Reserve Money Market Shares of the Cash Fund for the seven-day period ended May 31, 1999 was 4.90% and 4.86%, respectively.

Average Annual Total Return

         Average annual total return is the average annual compound rate of return for periods of one year, five years, and ten years and the life of the Fund, where applicable, all ended on the last day of a recent calendar quarter and is calculated separately for each class of the Fund. Average annual total return quotations reflect changes in the price of the Fund's shares, if any, and assume that all dividends and capital gains distributions during the respective periods were reinvested in the same class of Fund shares. Average annual total return is calculated by finding the average annual compound rates of return of a hypothetical investment over such periods, according to the following formula (average annual total return is then expressed as a percentage):

                               T = (ERV/P)^1/n - 1

Where:
                 T         =       Average Annual Total Return
                 P         =       a hypothetical initial investment of $1,000
                 N         =       number of years
                 ERV       =       ending  redeemable  value: ERV is the
                                   value,  at the  end  of the  applicable
                                   period,   of  a   hypothetical   $1,000
                                   investment made at the beginning of the
                                   applicable period.

         Average Annual Total Return for periods ended May 31, 1999^(1)


                                                         Since          One Year      Five Years      Ten Years
                                                       Inception*
Scudder Money Market Series - Institutional Shares         5.44%          5.28%           N/A            N/A
Scudder Money Market Series - Managed Shares               -              5.12%          5.14%           5.25%
Premium Money Market Shares                                5.37%         5.22%            N/A            N/A
Prime Reserve Money Market Shares                          3.07%           N/A            N/A            N/A

*    The   Institutional   Shares  of  Scudder  Money  Market  Series  commenced
     operations on August 4, 1997.

     The Premium Money Market shares of Scudder Money Market Series commenced operations on July 7, 1997.

     The Prime Reserve Money Market shares of Scudder Money Market Series commenced operations on October 15, 1998.

(1) The Adviser maintained Fund expenses for the fiscal year ending May 31, 1999. The Average Annual Total Return for the fiscal year ended May 31, 1999 would have been lower if the Adviser had not maintained expenses.

Cumulative Total Return

         Cumulative total return is the cumulative rate of return on a hypothetical initial investment of $1,000 for a specified period. Cumulative total return quotations reflect changes in the price of the Fund's shares and assume that all dividends and capital gains distributions during the period were reinvested in Fund shares. Cumulative total return is calculated separately for each class of shares of the Fund by finding the cumulative rates of return of a hypothetical investment over such periods, according to the following formula (cumulative total return is then expressed as a percentage):

                                 C = (ERV/P) - 1

              Where:

     C         =   Cumulative Total Return
     P         =   a hypothetical initial investment of $1,000
     ERV       =   ending redeemable value:  ERV is the value, at the end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period.

            Cumulative Total Return for periods ended May 31, 1999^(1)


                                                         Since         One Year      Five Years     Ten Years
                                                         Inception*

Scudder Money Market Series  -- Institutional            10.08%        5.28%            N/A            N/A
Shares
Scudder Money Market Series - Managed Shares               -           5.12%            28.46%        66.76%
Premium Money Market Shares                              10.39%        5.22%            N/A            N/A
Prime Reserve Money Market Shares                         3.07%        N/A              N/A            N/A

*    The   Institutional   Shares  of  Scudder  Money  Market  Series  commenced
     operations on August 4, 1997.

     The Premium Money Market shares of Scudder Money Market Series commenced operations on July 7, 1997.

     The Prime Reserve Money Market shares of Scudder Money Market Series commenced operations on October 15, 1998.

(1) The Adviser maintained Fund expenses for the fiscal year ending May 31, 1999. The Average Annual Total Return for the fiscal year ended May 31, 1999 would have been lower if the Adviser had not maintained expenses.

Total Return

         Total return is the rate of return on an investment for a specified period of time calculated in the same manner as cumulative total return.

Comparison of Fund Performance

         In  connection  with   communicating  its  performance  to  current  or
prospective shareholders, the Fund also may compare these figures to the performance of unmanaged indices which may assume reinvestment of dividends or interest but generally do not reflect deductions for administrative and management costs.

         From time to time, in advertising and marketing literature, the Fund's performance may be compared to the performance of broad groups of mutual funds with similar investment goals, as tracked by independent organizations.

         From time to time, in marketing and other Fund literature, Directors and officers of the Fund, the Fund's portfolio manager, or members of the portfolio management team may be depicted and quoted to give prospective and current shareholders a better sense of the outlook and approach of those who manage the Fund. In addition, the amount of assets that the Adviser has under management in various geographical areas may be quoted in advertising and marketing materials.

         The Fund may be advertised as an investment choice in Scudder's college planning program.

         Marketing and other Fund literature may include a description of the potential risks and rewards associated with an investment in the Fund. The description may include a "risk/return spectrum" which compares the Fund to other Scudder funds or broad categories of funds, such as money market, bond or equity funds, in terms of potential risks and returns. Money market funds are designed to maintain a constant $1.00 share price and have a fluctuating yield. Share price, yield and total return of a bond fund will fluctuate. The share price and return of an equity fund also will fluctuate. The description may also compare the Fund to bank products, such as certificates of deposit. Unlike mutual funds, certificates of deposit are insured up to $100,000 by the U.S. government and offer a fixed rate of return.

         Because bank products guarantee the principal value of an investment and money market funds seek stability of principal, these investments are considered to be less risky than investments in either bond or equity funds, which may involve the loss of principal. However, all long-term investments, including investments in bank products, may be subject to inflation risk, which is the risk of erosion of the value of an investment as prices increase over a long time period. The risks/returns associated with an investment in bond or equity funds depend upon many factors. For bond funds these factors include, but are not limited to, a fund's overall investment objective, the average portfolio maturity, credit quality of the securities held, and interest rate movements. For equity funds, factors include a fund's overall investment objective, the types of equity securities held and the financial position of the issuers of the securities. The risks/returns associated with an investment in international bond or equity funds also will depend upon currency exchange rate fluctuation.

         A risk/return spectrum generally will position the various investment categories in the following order: bank products, money market funds, bond funds and equity funds. Shorter-term bond funds generally are considered less risky and offer the potential for less return than longer-term bond funds. The same is true of domestic bond funds relative to international bond funds, and bond funds that purchase higher quality securities relative to bond funds that purchase lower quality securities. Growth and income equity funds are generally considered to be less risky and offer the potential for less return than growth funds. In addition, international equity funds usually are considered more risky than domestic equity funds but generally offer the potential for greater return.

         Evaluation of Fund performance or other relevant statistical information made by independent sources may also be used in advertisements concerning the Fund, including reprints of, or selections from, editorials or articles about the Fund.

                                   THE PROGRAM

         Scudder Treasurers Trust(TM) (the "Program") is a corporate and institutional cash investment program with respect to the Fund. The Program is designed especially for treasurers and financial officers of small- and middle-sized corporations and financial institutions. The Fund reduces substantially the costs and inconvenience of direct investment in individual securities. They help reduce risk by diversifying investments across a broad range of securities. They also provide flexibility since shares can be redeemed from or exchanged between any of the participating money market funds at no extra cost with the exception of the Institutional Shares which are not exchangeable.

         The Fund seeks to provide busy executives with assistance in the professional management of their cash reserves. These executives frequently engage experts (meaning experienced professionals) for services requiring specialized knowledge and expertise. The investment of liquid assets is one such service. The Fund has a different objective and offers full-time professional reserve asset management, which is frequently not available from traditional cash management providers. The Program can help institutional cash managers take advantage of today's investment opportunities and techniques to improve the performance of their liquid assets.

         The Fund allows small and middle-sized businesses and other institutions to take advantage of the investment management services of the Adviser. The Adviser's investment counsel clients include corporations, foundations, institutions, insurance companies, endowments, trusts, retirement plans and individuals.

         The Fund also anticipates lower expense ratios than those of money market mutual funds designed for individual investors because the Fund's average account balances are normally higher than those of the average money market fund. The Program also offers special services designed for the convenience of corporate and institutional treasurers.

         The Fund seeks to provide the combination of price stability, liquidity and current income that treasurers often require for liquid assets such as operating reserves.

                            ORGANIZATION OF THE FUND

         The Corporation was formed on June 18, 1982 under the laws of the State of Maryland. The authorized capital stock of the Corporation consists of 13,000,000,000 shares having a par value of $.001 per share. The Company's Charter authorizes the Board of Directors to classify or reclassify any unissued shares of capital stock. Pursuant to that authority, the Board of Directors has created twenty-eight series, twenty-five of which are not currently offered but which may be in the future.

         The Board of Directors has subdivided the three active series, Scudder Money Market Series, Scudder Tax Free Money Market Series and Scudder Government Money Market Series (the "Funds"), into classes. Each Fund has two classes of Capital Stock, to be referred to for all purposes as "Managed Shares" and "Institutional Shares"; and, with respect to Scudder Money Market Series, two additional classes of Capital Stock, to be referred to for all purposes as "Premium Money Market Shares" and "Prime Reserve Money Market Shares."

         After giving effect to the above classifications of Capital Stock, with respect to these three Funds, the Corporation has classified seven billion seven hundred seventy-five million (7,775,000,000) shares of its authorized Capital Stock as the Scudder Money Market Series, which is further classified into eight hundred million (800,000,000) Managed Shares, three billion six hundred fifteen million (3,615,000,000) Institutional Shares, two billion one hundred eighty million (2,180,000,000) Premium Money Market Shares and one billion one hundred eighty million (1,180,000,000) Prime Reserve Money Market Shares; one billion (1,000,000,000) shares of its authorized Capital Stock as the Scudder Tax Free Money Market Series, which is further classified into five hundred million (500,000,000) Managed Shares and five hundred million (500,000,000) Institutional Shares; and three billion (3,000,000,000) shares of its authorized Capital Stock as and the Scudder Government Money Market Series, which is further classified into one billion five hundred million (1,500,000,000) Managed Shares and one billion five hundred million (1,500,000,000) Institutional Shares.

         Each share of each class of the Fund shall be entitled to one vote (or fraction thereof in respect of a fractional share) on matters that such shares shall be entitled to vote. Shareholders of the Fund shall vote together on any matter, except to the extent otherwise required by the 1940 Act, or when the Board of Directors of the Corporation has determined that the matter affects only the interest of shareholders of one or more classes of the Fund, in which case only the shareholders of such class or classes of that Fund shall be entitled to vote thereon. Any matter shall be deemed to have been effectively acted upon with respect to the Fund if acted upon as provided in Rule 18f-2 under the 1940 Act, or any successor rule, and in the Corporation's Charter. As used in this Statement of Additional Information, the term "majority," when referring to the approvals to be obtained from shareholders in connection with general matters affecting the Fund and all additional portfolios (e.g., election of directors), means the vote of the lesser of (i) 67% of the Corporation's shares represented at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy, or (ii) more than 50% of the Corporation's outstanding shares. The term "majority," when referring to the approvals to be obtained from shareholders in connection with matters affecting a single Fund, class or any other single portfolio (e.g., annual approval of investment management contracts), means the vote of the lesser of (i) 67% of the shares of the portfolio represented at a meeting if the holders of more than 50% of the outstanding shares of the class or portfolio are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the portfolio. Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held.

         Each share of a Fund of the Corporation represents an equal proportionate interest in that Fund with each other share of the same Fund and is entitled to such dividends and distributions out of the income earned on the assets belonging to that Fund as are declared in the discretion of the Corporation's Board of Directors. In the event of the liquidation or dissolution of the Corporation, shares of the Fund are entitled to receive the assets attributable to that Fund that are available for distribution, and a proportionate distribution, based upon the relative net assets of the Funds, of any general assets not attributable to the Fund that are available for distribution.

         Shareholders are not entitled to any preemptive rights. All shares, when issued, will be fully paid and non-assessable by the Corporation.

                               INVESTMENT ADVISER

         Scudder Kemper Investments, Inc. (the "Adviser"), an investment counsel firm, acts as investment adviser to the Fund. This organization, the predecessor of which is Scudder, Stevens & Clark, Inc., is one of the most experienced investment counsel firms in the U. S. It was established as a partnership in 1919 and pioneered the practice of providing investment counsel to individual clients on a fee basis. In 1928 it introduced the first no-load mutual fund to the public. In 1953 the Adviser introduced Scudder International Fund, Inc., the first mutual fund available in the U.S. investing internationally in securities of issuers in several foreign countries. The predecessor firm reorganized from a partnership to a corporation on June 28, 1985. On December 31, 1997, Zurich Insurance Company ("Zurich") acquired a majority interest in the Adviser, and Zurich Kemper Investments, Inc., a Zurich subsidiary, became part of the Adviser. The Adviser's name changed to Scudder Kemper Investments, Inc. On September 7, 1998, the businesses of Zurich (including Zurich's 70% interest in Scudder Kemper) and the financial services businesses of B.A.T Industries p.l.c. ("B.A.T") were combined to form a new global insurance and financial services company known as Zurich Financial

Services Group. By way of a dual holding company structure, former Zurich shareholders initially owned approximately 57% of Zurich Financial Services Group, with the balance initially owned by former B.A.T shareholders.

         Founded  in  1872,  Zurich  is  a  multinational,   public  corporation
organized under the laws of Switzerland. Its home office is located at Mythenquai 2, 8002 Zurich, Switzerland. Historically, Zurich's earnings have resulted from its operations as an insurer as well as from its ownership of its subsidiaries and affiliated companies (the "Zurich Insurance Group"). Zurich and the Zurich Insurance Group provide an extensive range of insurance products and services and have branch offices and subsidiaries in more than 40 countries throughout the world.


         The principal source of the Adviser's income is professional fees received from providing continuous investment advice. Today, it provides investment counsel for many individuals and institutions, including insurance companies, colleges, industrial corporations, and financial and banking organizations as well as providing investment advice to over 280 open and closed-end mutual funds.


         The Adviser maintains a large research department, which conducts continuous studies of the factors that affect the position of various industries, companies and individual securities. The Adviser receives published reports and statistical compilations from issuers and other sources, as well as analyses from brokers and dealers who may execute portfolio transactions for the Adviser's clients. However, the Adviser regards this information and material as an adjunct to its own research activities. The Adviser's international investment management team travels the world, researching hundreds of companies. In selecting the securities in which the Fund may invest, the conclusions and investment decisions of the Adviser with respect to the Funds are based primarily on the analyses of its own research department.

         Certain investments may be appropriate for the fund and also for other clients advised by the Adviser. Investment decisions for a fund and other clients are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment and the size of their investments generally. Frequently, a particular security may be bought or sold for only one client or in different amounts and at different times for more than one but less than all clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In addition, purchases or sales of the same security may be made for two or more clients on the same day. In such event, such transactions will be allocated among the clients in a manner believed by the Adviser to be equitable to each. In some cases, this procedure could have an adverse effect on the price or amount of the securities purchased or sold by a fund. Purchase and sale orders for a fund may be combined with those of other clients of the Adviser in the interest of achieving the most favorable net results to that fund.

         In certain cases, the investments for the fund are managed by the same individuals who manage one or more other mutual funds advised by the Adviser, that have similar names, objectives and investment styles. You should be aware that the Fund is likely to differ from these other mutual funds in size, cash flow pattern and tax matters. Accordingly, the holdings and performance of the Fund can be expected to vary from those of these other mutual funds.

         The present investment management agreement (the "Agreement") was approved by the Directors on July 30, 1999. The Agreement will continue in effect until September 30, 2000 and from year to year thereafter only if its continuance is approved annually by the vote of a majority of those Directors who are not parties to such Agreement or interested persons of the Adviser or the Corporation, cast in person at a meeting called for the purpose of voting on such approval, and either by a vote of the Corporation's Directors or of a majority of the outstanding voting securities of the Fund. The Agreement may be terminated at any time without payment of penalty by either party on sixty days' written notice and automatically terminate in the event of its assignment.

         Subject to policies established by the Corporation's Board of Directors, which has overall responsibility for the business and affairs of the Fund, the Adviser manages the operations of the Fund. In addition to providing advisory services, the Adviser furnishes office space and certain facilities and personnel required for conducting the business of the Fund and the Adviser pays the compensation of the Corporation's officers, directors and employees affiliated with the Adviser or its affiliates. Although the Adviser currently pays the compensation, as well as certain expenses, of all officers and employees of the Corporation who are affiliated with the Adviser or its affiliates, the terms of the investment management agreements state that the Adviser is not obligated to pay the compensation and expenses of the

Corporation's clerical employees other than those providing advisory services. The Adviser, however, has represented to the Corporation's Board of Directors that its current intention is to continue to pay such compensation and expenses.

         Under the Investment Management Agreement between the Fund and the Adviser (the "Agreement"), the Fund agrees to pay the Adviser a fee equal to a rate of 1/12 of 0.25% of the Fund's average daily net assets, computed and accrued daily and payable monthly. As manager of the assets of the Fund, the Adviser directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Adviser determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund. In addition to portfolio management services, the Adviser provides certain administrative services in accordance with the Agreement.

         Under  the  Agreement,   the  Adviser  regularly  provides   investment
management of the assets of the Fund in accordance with the investment objectives, policies and restrictions set forth, and determines what securities shall be purchased by the Fund, what securities shall be held or sold by the Fund, and what portion of the Fund's assets shall be held uninvested, subject always to the provisions of the Fund's Articles of Incorporation and By-Laws, and of the 1940 Act and to the Fund's investment objectives, policies and restrictions, and subject further to such policies and instructions as the Directors of the Fund may from time to time establish. The Adviser also advises and assists the officers of the Fund in taking such steps as are necessary or appropriate to carry out the decisions of its Directors and the appropriate committees of the Directors regarding the conduct of the business of the Fund.

         The Adviser furnishes the Corporation's Boards of Directors periodic reports on the investment performance of the Fund and on the performance of its obligations regarding this agreement as well as additional reports and information as the Corporation's officers or Board of Directors shall reasonably request.

         The Adviser furnishes for the use of the Fund office space and facilities in the United States as the Fund may require for its reasonable needs, and also renders significant administrative services (not otherwise provided by third parties) necessary for the Fund's operations as an open-end investment company including, but not limited to, preparing reports and notices to the Directors and shareholders; supervising, negotiating contractual arrangements with, to the extent appropriate, and monitoring various third-party service providers to the Fund (such as the Fund's Transfer Agent, pricing agents, custodian, accountants and others); preparing and making filings with the SEC and other regulatory agencies; assisting in the preparation and filing of the Fund's federal, state and local tax returns; preparing and filing the Fund's federal excise tax returns; assisting with investor and public relations matters; monitoring the valuation of securities and the calculation of net asset value; monitoring the registration of shares of the Fund under applicable federal and state securities laws; maintaining or causing to be maintained for the Fund all books, record and reports to the extent not otherwise maintained by a third party; assisting in establishing accounting policies of the Fund; assisting in the resolution of accounting and legal issues; establishing and monitoring the Fund's operating budget; processing the payment of the Fund's bills; assisting the Fund in, and otherwise arranging for, the payment of distributions and dividends, and otherwise assisting the Fund in the conduct of its business, subject to the direction and control of the Directors.

         The Agreement also provides that the Fund is granted a nonexclusive right and sublicense to use the "Scudder" name and mark as part of the Corporation's name, and the Scudder Marks in connection with the Corporation's investment product and services.

         The Adviser pays the compensation and expenses of all affiliated Directors and executive employees of the Fund and makes available, without expense to the Fund, the services of such Directors, officers and employees as may duly be elected Directors, officers or employees of the Fund, subject to their individual consent to serve and to any limitations imposed by law, and pays the Fund's office rent and provides investment advisory, research and statistical facilities and all clerical services relating to research, statistical and investment work.

         For the five month period ended May 31, 1999, the Adviser did not impose fees of $1,698,744, and did impose fees of $1,334,728, of which $57,892 remains unpaid.

         For the Fund's fiscal year ended December 31, 1998, the Adviser did not impose fees of $1,846,622, and did impose fees of $2,304,035.

         For the Fund's fiscal year ended December 31, 1997, the Adviser did not impose fees of $374,936 and did impose fees of $1,301,440, of which $123,101 was unpaid December 31, 1997.

         For the Fund's fiscal year ended December 31, 1996, management fees paid to the Adviser were $1,227,581. Had the Adviser not waived $274,989 of its management fee, the total fee paid by the Fund would have been $1,502,570.

         The Agreement also provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with matters to which the Agreement relates, provided that nothing in the agreement shall be deemed to protect or purport to protect against any liability to the Corporation, the Fund or the Fund's shareholders to which it would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of the duties, or by reason of reckless disregard of the obligations and duties hereunder.

         Any person, even though also employed by Scudder, who may be or become an employee of and paid by the Fund shall be deemed, when acting within the scope of his or her employment by the Fund, to be acting in such employment solely for the Fund and not as an agent of Scudder.

         The Agreement will continue in effect from year to year provided such continuance is approved annually (i) by the holders of a majority of the respective Fund's outstanding voting securities or by the Corporation's Board of Directors and (ii) by a majority of the Directors of the Corporation who are not parties to the Agreement or "interested persons" (as defined in the 1940 Act) of any such party. The Agreement may be terminated on 60 days' written notice by either party and will terminate automatically if assigned.

AMA InvestmentLink(SM) Program

         Pursuant to an Agreement between the Adviser and AMA Solutions, Inc., a subsidiary of the American Medical Association (the "AMA"), dated May 9, 1997, the Adviser has agreed, subject to applicable state regulations, to pay AMA Solutions, Inc. royalties in an amount equal to 5% of the management fee received by the Adviser with respect to assets invested by AMA members in Scudder funds in connection with the AMA InvestmentLink(SM) Program. The Adviser will also pay AMA Solutions, Inc. a general monthly fee, currently in the amount of $833. The AMA and AMA Solutions, Inc. are not engaged in the business of providing investment advice and neither is registered as an investment adviser or broker/dealer under federal securities laws. Any person who participates in the AMA InvestmentLink(SM) Program will be a customer of the Adviser (or of a subsidiary thereof) and not the AMA or AMA Solutions, Inc. AMA InvestmentLink(SM) is a service mark of AMA Solutions, Inc.

Personal Investments by Employees of the Adviser

         Employees of the Adviser are permitted to make personal securities transactions, subject to requirements and restrictions set forth in the
Adviser's Code of Ethics. The Code of Ethics contains provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of investment advisory clients such as the Fund. Among other things, the Code of Ethics, which generally complies with standards recommended by the Investment Company Institute's Advisory Group on Personal Investing, prohibits certain types of transactions absent prior approval, imposes time periods during which personal transactions may not be made in certain securities, and requires the submission of duplicate broker confirmations and monthly reporting of securities transactions. Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process. Exceptions to these and other provisions of the Code of Ethics may be granted in particular circumstances after review by appropriate personnel.

                                   DISTRIBUTOR

         Pursuant to a contract with the Corporation, Scudder Investor Services, Inc., Two International Place, Boston, Massachusetts 02110-4103, a subsidiary of the Adviser, serves as the Corporation's principal underwriter in connection with a continuous offering of shares of the Corporation. The Distributor may enter into agreements with other broker/dealers for the distribution of Fund shares. The Distributor receives no remuneration for its services as principal underwriter and is not obligated to sell any specific amount of Fund shares. As principal underwriter, it accepts purchase orders for shares of the Fund. In addition, the Underwriting Agreement obligates the Distributor to pay certain expenses in connection with the offering of the shares of the Fund. After the Prospectus and periodic reports have been prepared, set in type and mailed to shareholders, the Distributor will pay for the printing and distribution of copies thereof used in connection with the offering to prospective investors. The Distributor will also pay for supplemental sales literature and advertising costs. The Distributor may enter into agreements with other broker dealers for the distribution of fund shares.

         The Corporation's underwriting agreement dated September 7, 1998, will remain in effect until September 30, 2000, and from year to year thereafter only if its continuance is approved annually by a majority of the members of the Board of Directors who are not parties to such agreement or interested persons of any such party and either by vote of a majority of the Board of Directors or a majority of the outstanding voting securities of the Corporation. The underwriting agreement was last approved by the Directors on July 30, 1999.Under the principal underwriting agreement, the Corporation is responsible for: the payment of all fees and expenses in connection with the preparation and filing with the SEC of its registration statement and prospectus and any amendments and supplements thereto; the registration and qualification of shares for sale in the various states, including registering the Corporation as a broker/dealer in various states as required; the fees and expenses of preparing, printing and mailing prospectuses annually to existing shareholders (see below for expenses relating to prospectuses paid by the Distributor), notices, proxy statements, reports or other communications to shareholders of the Fund; the cost of printing and mailing confirmations of purchases of shares and the prospectuses accompanying such confirmations; any issuance taxes and/or any initial transfer taxes; a portion of shareholder toll-free telephone charges and expenses of shareholder service representatives; the cost of wiring funds for share purchases and redemptions (unless paid by the shareholder who initiates the transaction); the cost of printing and postage of business reply envelopes; and a portion of the cost of computer terminals used by both the Corporation and the Distributor.

         The Distributor pays for printing and distributing prospectuses or reports prepared for its use in connection with the offering of the Fund's shares to the public and preparing, printing and mailing any other literature or advertising in connection with the offering of shares of the Fund to the public. The Distributor pays all fees and expenses in connection with its qualification and registration as a broker/dealer under federal and state laws, a portion of the cost of toll-free telephone service and expenses of shareholder service representatives, a portion of the cost of computer terminals, and expenses of any activity which is primarily intended to result in the sale of shares issued by the Fund, unless a Rule 12b-1 plan is in effect which provides that the Fund shall bear some or all of such expenses.

         Note: Although the Corporation does not currently have a 12b-1 Plan and the Directors have no current intention of adopting one, the Corporation will also pay those fees and expenses permitted to be paid or assumed by the Corporation pursuant to a 12b-1 Plan, if any, were adopted by the Corporation, notwithstanding any other provision to the contrary in the underwriting agreement.

         As agent the Distributor currently offers shares of the Fund on a continuous basis to investors in all states in which shares of the Fund may from time to time be registered or where permitted by applicable law. The underwriting agreement provides that the Distributor accepts orders for shares at net asset value as no sales commission or load is charged to the investor. The Distributor has made no firm commitment to acquire shares of the Fund.

                             DIRECTORS AND OFFICERS

         The principal occupations of the Directors and executive officers of the Corporation for the past five years are listed below.


                                                                                           Position with
                                                                                           Underwriter, Scudder
                                     Position with                                         Investor Services,
Name, Age and Address                Corporation            Principal Occupation*          Inc.
---------------------                -----------            ---------------------          --------------------
Kathryn L. Quirk (46)++              President              Managing Director of Scudder   Senior Vice President,
                                                            Kemper Investments, Inc.       Director and Clerk

                                       32

                                                                                           Position with
                                                                                           Underwriter, Scudder
                                     Position with                                         Investor Services,
Name, Age and Address                Corporation            Principal Occupation*          Inc.
---------------------                -----------            ---------------------          --------------------

Dr. Rosita P. Chang (44)             Director               Professor of Finance,         --
PACAP Research Center                                       University of Rhode Island
College of Business
  Administration
University of Rhode Island
7 Lippitt Road
Kingston, RI  02881-0802

Dr. J. D. Hammond (65)               Director               Dean, Smeal College of         --
801 Business Administration                                 Business Administration,
  Bldg.                                                     Pennsylvania State University
Pennsylvania State University
University Park, PA  16802

Edgar R. Fiedler (70)#               Director               Senior Fellow and Economic     --
50023 Brogden                                               Counselor, The Conference
Chapel Hill, NC  27514                                      Board, Inc.

Peter B. Freeman (67)                Director               Corporate Director and         --
100 Alumni Avenue                                           Trustee
Providence, RI  02906

Richard M. Hunt (72)                 Director               University Marshal and
University Marshal's Office                                 Senior Lecturer, Harvard
Wadsworth House                                             University
1341 Massachusetts Avenue
Harvard University
Cambridge, MA  02138

Frank J. Rachwalski, Jr.             Vice President         Managing Director of Scudder   --
(54)+++                                                     Kemper Investments, Inc.

Ann M. McCreary (42)                 Vice President         Senior Vice President of      --
                                                            Scudder Kemper Investments,
                                                            Inc.

John R. Hebble (41)+                 Treasurer              Senior Vice President of      --
                                                            Scudder Kemper Investments,
                                                            Inc.

John Millette (36)+                  Vice President and     Assistant Vice President of   --
                                     Secretary              Scudder Kemper Investments,
                                                            Inc. since September 1994;
                                                            previously employed by the
                                                            law firm Kaye, Scholer,
                                                            Fierman, Hays & Handler

                                       33

                                                                                           Position with
                                                                                           Underwriter, Scudder
                                     Position with                                         Investor Services,
Name, Age and Address                Corporation            Principal Occupation*          Inc.
---------------------                -----------            ---------------------          --------------------

Caroline Pearson (37)+               Assistant Secretary    Senior Vice President of       Clerk
                                                            Scudder Kemper Investments,
                                                            Inc.; Associate, Dechert
                                                            Price & Rhoads (law firm)
                                                            1989 to 1997

 *       All of the  Directors  and  Officers  have been  associated  with their respective companies for more than five years, but not necessarily in the same capacity.
 #       Messrs.  Freeman and  Fiedler  are members of the  Executive
         Committee.
 +       Address:  Two International Place, Boston, Massachusetts
 ++      Address:  345 Park Avenue, New York, New York
 +++     Address:  222 South Riverside Plaza, Chicago, Illinois

         Directors of the Corporation not affiliated with the Adviser receive from the Corporation an annual fee and a fee for each Board of Directors and Board Committee meeting attended and are reimbursed for all out-of-pocket expenses relating to attendance at such meetings. Directors who are affiliated with the Adviser do not receive compensation from the Corporation, but the Corporation may reimburse such Directors for all out-of-pocket expenses relating to attendance at meetings.

         As of August 31, 1999 the Directors and Officers of the Company, as a group, owned less than 1% of the outstanding shares of Scudder Money Market Series (Managed Shares, Institutional Shares, Prime Reserve and Premium Money Market Shares).

         Certain accounts for which the Adviser acts as investment adviser owned 68,909,886 shares in the aggregate, or 6.92% of the outstanding shares of Scudder Money Market Series (Premium Money Market Shares) on August 31, 1999. The Adviser may be deemed to be the beneficial owner of such shares but disclaims any beneficial ownership in such shares.

         Certain accounts for which the Adviser acts as investment adviser owned 217,674,495 shares in the aggregate, or 56.46% of the outstanding shares of Scudder Money Market Series (Managed Shares) on August 31, 1999. The Adviser may be deemed to be the beneficial owner of such shares but disclaims any beneficial ownership in such shares.

         As of August 31, 1999, the following shareholders held of record more than five percent of the Fund:

         Scudder Money Market Series (Managed Shares) Lucian, T. Baldwin III, Hare & Co., One Wall Street, New York, NY 10005; Wilmington Trust Company, Attn:
Mutual Funds, 1100 North Market Street, Wilmington, DE 19890; Turtle & Co. Sweep, P.O. Box 9427, Boston, MA 02209; Chemical Bank, 1211 Avenue of the Americas, New York, NY 10036; Citibank Private Banking, 1 Court Square, Long Island City, NY 11120 held of record 10.39%, 7.7%, 11.50%, 23%, 25.71% and
7.89%, respectively, of the outstanding shares of the Fund.

         Scudder   Money   Market   Series   (Institutional   Shares)
Fiduciary Trust Company (held in the nominees) held of record 19.78% of the outstanding shares of the Fund.

         As of August 31, 1999 no other persons, to the knowledge of management, owned of record or beneficially more than 5% of the outstanding shares of the Fund. To the extent that any of the above institutions is the beneficial owner of more than 25% of the outstanding Shares of the Corporation or the Fund, it may be deemed to be a "control" person of the Corporation or the Fund for purposes of the 1940 Act.

                                  REMUNERATION

Responsibilities of the Board -- Board and Committee Meetings

         The Board of Directors is responsible for the general oversight of the Fund's business. A majority of the Board's members are not affiliated with Scudder Kemper Investments, Inc. These "Independent Directors" have primary responsibility for assuring that the Fund is managed in the best interests of its shareholders.

         The Board of Directors meets at least quarterly to review the investment performance of the Fund and other operational matters, including policies and procedures designed to ensure compliance with various regulatory requirements. At least annually, the Independent Directors review the fees paid to the Adviser and its affiliates for investment advisory services and other administrative and shareholder services. In this regard, they evaluate, among other things, the Fund's investment performance, the quality and efficiency of the various other services provided, costs incurred by the Adviser and its affiliates and comparative information regarding fees and expenses of competitive funds. They are assisted in this process by the Fund's independent public accountants and by independent legal counsel selected by the Independent Directors.

         All the Independent Directors serve on the Committee on Independent Directors, which nominates Independent Directors and considers other related matters, and the Audit Committee, which selects the Fund's independent public accountants and reviews accounting policies and controls. In addition, Independent Directors from time to time have established and served on task forces and subcommittees focusing on particular matters such as investment, accounting and shareholder service issues.

Compensation of Officers and Directors

         The Independent Directors receive the following compensation from the Fund of Scudder Fund, Inc.: an annual Director's fee of $1,500; a fee of $150 for attendance at each Board Meeting, Audit Committee Meeting or other meeting held for the purposes of considering arrangements between the Corporation on behalf of the Fund and the Adviser or any affiliate of the Adviser; $150 for all other committee meetings; and reimbursement of expenses incurred for travel to and from Board Meetings. No additional compensation is paid to any Independent Director for travel time to meetings, attendance at directors' educational seminars or conferences, service on industry or association committees, participation as speakers at directors' conferences or service on special trustee task forces or subcommittees. Independent Directors do not receive any employee benefits such as pension or retirement benefits or health insurance. Notwithstanding the schedule of fees, the Independent Directors have in the past and may in the future waive a portion of their compensation.

         The Independent Directors also serve in the same capacity for other funds managed by the Adviser. These funds differ broadly in type and complexity and in some cases have substantially different Director fee schedules. The following table shows the aggregate compensation received by each Independent Director during 1998 from the Corporation and from all of the Scudder funds as a group. In 1998, the Directors of the Fund met six times.


Name                                           Scudder Fund, Inc.*                      All Scudder Funds
----                                           -------------------                      -----------------

Dr. Rosita P. Chang, Director                       $8,900                             $46,750 (27 funds)

Edgar R. Fiedler, Director**                        $0                                 $59,005 (40 funds)

Peter B. Freeman, Director                          $8,900                             $172,407 (49 funds)

Dr. J.D. Hammond, Director                          $8,900                             $50,430 (27 funds)

Richard M. Hunt, Director                           $8,900                             $51,265 (22 funds)

* Scudder Fund, Inc. consists of Scudder Money Market Series, Scudder Tax Free Money Market Series and Scudder Government Money Market Series.

** Mr. Fiedler received $19,335 through a deferred compensation program. As of December 31, 1998, Mr. Fiedler had a total of $243,692 accrued in a deferred compensation program for serving on the Board of Directors of the Corporation.

         Members of the Board of Directors who are employees of the Adviser or its affiliates receive no direct compensation from the Corporation, although they are compensated as employees of the Adviser, or its affiliates, as a result of which they may be deemed to participate in fees paid by the Fund.

                                     TAXES

         The Prospectus for each class of shares of the Fund describes generally the tax treatment of distributions by the Corporation. This section of the Statement includes additional information concerning federal taxes.

         Qualification by the Fund as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), requires, among other things, that (a) at least 90% of the Fund's annual gross income, without offset for losses from the sale or other disposition of securities, be derived from interest, payments with respect to securities loans, dividends and gains from the sale or other disposition of securities or options thereon; or other income derived with respect to its business of investing in stock securities or currencies (b) the Fund diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash and cash items (including receivables), Government securities, securities of other regulated investment companies and other securities limited in respect of any one issuer to an amount not greater than 5% of the Fund's assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund's assets is invested in the securities of any one issuer (other than U.S. government securities or securities of other regulated investment companies), or of two or more issuers which the taxpayer controls and which are determined to be engaged in the same or similar trade or business. As a regulated investment company, the Fund generally will not be subject to federal income tax on its net investment income and net capital gains distributed to its shareholders, provided that it distributes to its stockholders at least 90% of its investment company taxable income (including net short-term capital gain) and at least 90% of the excess of its tax exempt interest income over attributable expenses earned in each year.

         If for any taxable year the Fund does not qualify for the special federal income tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal income tax at regular corporate rates (without any deduction for distributions to its shareholders).

         A 4% nondeductible excise tax will be imposed on the Fund to the extent it does not meet certain minimum distribution requirements by the end of each calendar year. For this purpose, any income or gain retained by the Fund that is subject to income tax will be considered to have been distributed by year-end. In addition, dividends declared in October, November or December payable to shareholders of record on a specified date in such a month and paid in the following January will be treated as having been paid by the Fund and received by shareholders on December 31 of the calendar year in which the dividend was declared. The Fund intends that it will timely distribute substantially all of its net investment income and net capital gains and, thus, expects not to be subject to the excise tax.

         Any gain or loss realized upon a sale or redemption of shares of the Fund by an individual shareholder who is not a dealer in securities generally will be long- or short-term capital gain or loss, depending on the shareholder's holding period for the shares. However, any loss realized by a shareholder upon the sale or redemption of shares of the Fund held for six months or less is treated as long-term capital loss to the extent of any long-term capital gain distribution received by the shareholder on such shares. Any loss realized on a sale or exchange of shares of the Fund will be disallowed to the extent shares of such Fund are re-acquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of.

         Dividends paid out of the Fund's investment company taxable income (which includes, among other items, dividends, interest and net short-term capital gain in excess of net long-term capital losses) will be taxable to a shareholder as ordinary income. Because no portion of the Fund's income is expected to consist of dividends paid by U.S. corporations, no portion of the dividends paid by the Fund is expected to be eligible for the corporate dividends-received deduction. Properly designated distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, are taxable to shareholders as long-term capital gains, regardless of how long the shareholder has held the Fund's shares, and are not eligible for the dividends-received deduction. Shareholders receiving distributions in the form of additional shares, rather than cash, generally will have a cost basis in each such share equal to the net asset value of a share of the Fund on the reinvestment date. Shareholders will be notified annually as to the U.S. federal tax status of distributions, and shareholders receiving distributions in the form of additional shares will receive a report as to the net asset value of (both paid or reinvested) those shares.

         Investments by the Fund in zero coupon or other original issue discount securities (other than tax-exempt securities) will result in income to the Fund equal to a portion of the excess of the face value of the securities over their issue price (the "original issue discount") each year that the securities are held, even though the Fund receives no cash interest payments. This income is included in determining the amount of income which the Fund must distribute to maintain its status as a regulated investment company and to avoid the payment of federal income tax and the 4% excise tax.

         Gain derived by the Fund from the disposition of any market discount bonds (i.e., bonds purchased other than at original issue, where the face value of the bonds exceeds their purchase price), held by the Fund will be taxed as ordinary income to the extent of the accrued market discount up to the amount of realized capital gain on the bonds, unless the Fund elects to include the market discount in income as it accrues which will be taxed as ordinary income as accrued.

         The Fund may be required to withhold U.S. federal income tax at the rate of 31% of all taxable distributions (other than redemption proceeds, provided the Fund maintains a constant net asset value per share) payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or if the Fund has been notified by the Internal Revenue Service that they are subject to backup withholding. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability.

         The tax consequences to a foreign shareholder of an investment in the Fund may be different from those described herein. Foreign shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund.

         Fund shareholders may be subject to state and local taxes on their Fund distributions. In many states, Fund distributions which are derived from interest on certain U.S. Government obligations are exempt from taxation. Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund.

                             PORTFOLIO TRANSACTIONS

Brokerage Commissions

         Allocation of brokerage is supervised by the Adviser.

         The primary objective of the Adviser in placing orders for the purchase and sale of securities for the Fund is to obtain the most favorable net results, taking into account such factors as price, commission where applicable, size of order, difficulty of execution and skill required of the executing broker/dealer. The Adviser seeks to evaluate the overall reasonableness of brokerage commissions paid (to the extent applicable) through the familiarity of the Distributor with commissions charged on comparable transactions, as well as by comparing commissions paid by the Fund to reported commissions paid by others. The Adviser routinely reviews commission rates, execution and settlement services performed and makes internal and external comparisons.

         The Fund's purchases and sales of fixed-income securities are generally placed by the Adviser with primary market makers for these securities on a net basis, without any brokerage commission being paid by the Fund. Trading does, however, involve transaction costs. Transactions with dealers serving as primary market makers reflect the spread between the bid and asked prices. Purchases of underwritten issues may be made, which will include an underwriting fee paid to the underwriter.

         When it can be done consistently with the policy of obtaining the most favorable net results, it is the Adviser's practice to place such orders with broker/dealers who supply brokerage and research services to the Adviser or the Fund. The term "research services" includes advice as to the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities or purchasers or sellers of securities; and analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. The Adviser is authorized when placing portfolio transactions, if applicable, for the Fund to pay a brokerage commission in excess of that which another broker might charge for executing the same transaction on account of execution services and the receipt of research services. The Adviser has negotiated arrangements, which are not applicable to most fixed-income transactions, with certain broker/dealers pursuant to which a broker/dealer will provide research services, to the Adviser or the Fund in exchange for the direction by the Adviser of brokerage transactions to the broker/dealer. These arrangements regarding receipt of research services generally apply to equity security transactions. The Adviser will not place orders with a broker/dealer on the basis that the broker/dealer has or has not sold shares of the Fund. In effecting transactions in over-the-counter securities, orders are placed with the principal market makers for the security being traded unless, after exercising care, it appears that more favorable results are available elsewhere.

         To the maximum extent feasible, it is expected that the Adviser will place orders for portfolio transactions through the Distributor, which is a corporation registered as a broker/dealer and a subsidiary of the Adviser; the Distributor will place orders on behalf of the Fund with issuers, underwriters or other brokers and dealers. The Distributor will not receive any commission, fee or other remuneration from the Fund for this service.

         Although certain research services from broker/dealers may be useful to the Fund and to the Adviser, it is the opinion of the Adviser that such information only supplements the Adviser's own research effort since the information must still be analyzed, weighed, and reviewed by the Adviser's staff. Such information may be useful to the Adviser in providing services to clients other than the Fund, and not all such information is used by the Adviser in connection with the Fund. Conversely, such information provided to the Adviser by broker/dealers through whom other clients of the Adviser effect securities transactions may be useful to the Adviser in providing services to the Fund.

         The Directors review, from time to time, whether the recapture for the benefit of the Fund of some portion of the brokerage commissions or similar fees paid by the Fund on portfolio transactions is legally permissible and advisable.

         Money market instruments are normally purchased in principal transactions directly from the issuer or from an underwriter or market maker. There usually are no brokerage commissions paid by a Fund for such purchases. During the last three fiscal years each Fund paid no portfolio brokerage commissions. Purchases from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers will include the spread between the bid and asked prices.

                                 NET ASSET VALUE

         Net asset value per share for each class of the Fund is determined by Scudder Fund Accounting Corporation, a subsidiary of the Adviser, on each day the Exchange is open for trading. The net asset value per share of the Fund is determined at 4:00 p.m. The Exchange normally is closed on the following national holidays: New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively. The net asset value per share of each class is computed by dividing the value of the total assets attributable to a specific class, less all liabilities attributable to that class, by the total number of outstanding shares of that class. The valuation of the Fund's portfolio securities is based upon their amortized cost which does not take into account unrealized securities gains or losses. This method involves initially valuing an instrument at its cost and thereafter amortizing to maturity any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument. During periods of declining interest rates, the quoted yield on shares of the Fund may tend to be higher than a like computation made by a fund with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio instruments. Thus, if the use of amortized cost by the Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in the Fund would be able to obtain a somewhat higher yield if he purchased shares of the Fund on that day than would result from investment in a fund utilizing solely market values, and existing investors in the Fund would receive less investment income. The converse would apply in a period of rising interest rates. Other securities and assets for which market quotations are not readily available are valued in good faith at fair value using methods determined by the Directors and applied on a consistent basis. For example, securities with remaining maturities of more than 60 days for which market quotations are not readily available are valued on the basis of market quotations for securities of comparable maturity, quality and type. The Directors review the valuation of the Fund's securities through receipt of regular reports from the Adviser at each regular Directors' meeting. Determinations of net asset value made other than as of the close of the Exchange may employ adjustments for changes in interest rates and other market factors.

                             ADDITIONAL INFORMATION

Experts

         The financial highlights of the Fund included in the Institutional Shares, the Premium Shares, and the Managed Shares prospectus and the Financial Statements incorporated by reference in this Statement of Additional Information have been so included or incorporated by reference in reliance on the report of PricewaterhouseCoopers LLP, One International Place, Boston, MA 02110, independent accountants, and given on the authority of that firm as experts in accounting and auditing. PricewaterhouseCoopers LLP is responsible for performing annual audits of the financial statements and financial highlights of the Fund in accordance with generally accepted auditing standards and the preparation of federal tax returns.

Other Information

         The  CUSIP  number  of  the  Scudder  Premium  Money  Market Shares is
811149871

         The CUSIP number of the Scudder Institutional Money Market Shares is 811149863

         The  CUSIP  number  of  the  Scudder  Managed  Money  Market Shares is
811149202

         The CUSIP number of the Scudder Prime Reserve Money Market Shares is 811149830

         The Fund has a fiscal year end of May 31.

         The law firm of Dechert Price & Rhoads is counsel to the Fund.

         Portfolio securities of the Fund are held separately, pursuant to a custodian agreement, by State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02101 as custodian.

         Information enumerated below is provided at the Fund level.

         Scudder Fund Accounting Corporation ("SFAC"), Two International Place, Boston, Massachusetts 02110-4103, a subsidiary of the Adviser, computes net asset value for the Funds. The Fund pays SFAC an annual fee equal to 0.0200% of the first $150 million of average daily net assets, 0.0060% of such assets in excess of $150 million and 0.0035% of such assets in excess of $1 billion, plus holding and transaction charges for this service. For the Scudder Money Market Series, for the five month period ended May 31, 1999, Scudder Fund Accounting Corporation's fee amounted to $129,426, of which $51,932 was unpaid at May 31, 1999. For the fiscal years ended December 31, 1998, 1997, and 1996, Scudder Fund Accounting Corporation's fee amounted to $189,715, $56,782 and $66,490, respectively, of which $23,946 was unpaid at December 31, 1998.

         Scudder Service Corporation (the "Service Corporation"), P.O. Box 2291, Boston, Massachusetts 02107-2291, a subsidiary of the Adviser, is the transfer, dividend-paying and shareholder service agent for the Corporation and as such performs the customary services of a Transfer Agent and dividend disbursing agent. These services include, but are not limited to: (i) receiving for acceptance in proper form orders for the purchase or redemption of Fund shares and promptly effecting such orders; (ii) recording purchases of Fund shares and, if requested, issuing stock certificates; (iii) reinvesting dividends and distributions in additional shares or transmitting payments therefor; (iv) receiving for acceptance in proper form transfer requests and effecting such transfers; (v) responding to shareholder inquiries and correspondence regarding shareholder account status; (vi) reporting abandoned property to the various states; and (vii) recording and monitoring daily the issuance in each state of shares of the Fund of the Corporation. Effective October 1, 1995, the Service Corporation applies an aggregate minimum annual fee of $220,000 for servicing shareholder accounts. The minimum monthly charge to the Fund shall be the pro rata portion of the aggregate annual fee, determined by dividing such aggregate annual fee by the number of Funds of the Corporation. An account activity fee of $16.00 per year shall be charged for any account which at any time during any month had a share balance in any Fund of the Corporation. When the Fund's monthly activity charges do not equal or exceed the minimum monthly charge, the minimum will be charged.

         The Fund, on behalf of its Managed Shares, may enter into arrangements with banks and other institutions which are omnibus account holders of shares of the Managed Shares class providing for the payment of fees to the institution for servicing and maintaining accounts of beneficial owners of the omnibus account. Such payments are expenses of the Managed Shares class only. For the five months ended May 31, 1999, the amount paid to certain banks and institutions aggregated $90,000. For the fiscal year ended December 31, 1998, the amount paid to certain banks and institutions aggregated $234,051. For the period from July 7, 1997 to December 31, 1997, the amount paid to certain banks and institutions aggregated $84,364.

         The Fund's Prospectus and this Statement of Additional Information omit certain information contained in the Registration Statement and its amendments which the Corporation has filed with the SEC under the Securities Act of 1933 and reference is hereby made to the Registration Statement for further information with respect to the Corporation and the securities offered hereby. The Registration Statement and its amendments are available for inspection by the public at the SEC in Washington, D.C.

                              FINANCIAL STATEMENTS

         The financial statements, including the investment portfolios of the Fund, together with the Report of Independent Accountants, Financial Highlights, notes to financial statements in the Annual Report to the Shareholders of the Fund dated May 31, 1999, and the unaudited semiannual report are incorporated herein by reference and are hereby deemed to be a part of this Statement of Additional Information.

         On November 13, 1998, the Corporation's Board of Directors approved a change in the Fund's fiscal year end from December 31 to May 31, effective May 31, 1999.

                                    APPENDIX

         The following is a description of the ratings given by Moody's, S&P and Fitch to corporate and municipal bonds, corporate and municipal commercial paper and municipal notes.

Corporate and Municipal Bonds

         Moody's: The four highest ratings for corporate and municipal bonds are "Aaa," "Aa," "A" and "Baa." Bonds rated "Aaa" are judged to be of the "best quality" and carry the smallest degree of investment risk. Bonds rated "Aa" are of "high quality by all standards," but margins of protection or other elements make long-term risks appear somewhat greater than "Aaa" rated bonds. Bonds rated "A" possess many favorable investment attributes and are considered to be upper medium grade obligations. Bonds rated "Baa" are considered to be medium grade obligations, neither highly protected nor poorly secured. Moody's applies numerical modifiers 1, 2 and 3 in each rating category from "Aa" through "Baa" in its rating system. The modifier 1 indicates that the security ranks in the higher end of the category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end.

         S&P: The four highest ratings for corporate and municipal bonds are "AAA," "AA," "A" and "BBB." Bonds rated "AAA" have the highest ratings assigned by S&P and have an extremely strong capacity to pay interest and repay principal. Bonds rated "AA" have a "very strong capacity to pay interest and repay principal" and differ "from the higher rated issues only in small degree." Bonds rated "A" have a "strong capacity" to pay interest and repay principal, but are "somewhat more susceptible to" adverse effects of changes in economic conditions or other circumstances than bonds in higher rated categories. Bonds rated "BBB" are regarded as having an "adequate capacity" to pay interest and repay principal, but changes in economic conditions or other circumstances are more likely to lead a "weakened capacity" to make such payments. The ratings from "AA" to "BBB" may be modified by the addition of a plus or minus sign to show relative standing within the category.

         Fitch: The four highest ratings of Fitch for corporate and municipal bonds are "AAA," "AA," "A" and "BBB." Bonds rated "AAA" are considered to be investment-grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events. Bonds rated "AA" are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F1+." Bonds rated "A" are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher rates. Bonds rated "BBB" are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse effects on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with greater ratings.

Corporate and Municipal Commercial Paper

         Moody's: The highest rating for corporate and municipal commercial paper is "P-1" (Prime-1). Issuers rated "P-1" have a "superior ability for repayment of senior short-term obligations."

         S&P: The "A-1" rating for corporate and municipal commercial paper indicates that the "degree of safety regarding timely payment is strong." Commercial paper with "overwhelming safety characteristics" will be rated "A-1+."

         Fitch: The rating "F-1" is the highest rating assigned by Fitch. Among the factors considered by Fitch in assigning this rating are: (1) the issuer's liquidity; (2) its standing in the industry; (3) the size of its debt; (4) its ability to service its debt; (5) its profitability; (6) its return on equity;
(7) its alternative sources of financing; and (8) its ability to access the capital markets. Analysis of the relative strength or weakness of these factors and others determines whether an issuer's commercial paper is rated "F-1."

Municipal Notes

         Moody's: The highest ratings for state and municipal short-term obligations are "MIG 1," "MIG 2," and "MIG 3" (or "VMIG 1," "VMIG 2" and "VMIG 3" in the case of an issue having a variable rate demand feature). Notes rated "MIG 1" or "VMIG 1" are judged to be of the "best quality." Notes rated "MIG 2" or "VMIG 2" are of "high quality," with margins or protection "ample although not as large as in the preceding group." Notes rated "MIG 3" or "VMIG 3" are of "favorable quality," with all security elements accounted for but lacking the strength of the preceding grades.

         S&P: The "SP-1" rating reflects a "very strong or strong capacity to pay principal and interest." Notes issued with "overwhelming safety characteristics" will be rated "SP-1+." The "SP-2" rating reflects a "satisfactory capacity" to pay principal and interest.

         Fitch:   The  highest   ratings  for  state  and   municipal
short-term obligations are "F-1+," "F-1," and "F-2."

                               SCUDDER FUND, INC.
                             Two International Place
                              Boston, MA 02110-4103
                         1-800-553-6360 (Managed Shares)
                      1-800-537-3177 (Institutional Shares)


                 Scudder Fund, Inc. is a professionally managed,
                     open-end management investment company



                     SCUDDER TAX FREE MONEY MARKET SERIES --
                              Institutional Shares
                                 Managed Shares
                                 October 1, 1999


                    SCUDDER GOVERNMENT MONEY MARKET SERIES --
                              Institutional Shares
                                 Managed Shares
                                 October 1, 1999




    Mutual fund portfolios, each managed to provide high money market income with preservation of capital and liquidity through investments in different types of instruments.




--------------------------------------------------------------------------------


                       STATEMENT OF ADDITIONAL INFORMATION


--------------------------------------------------------------------------------

         This combined Statement of Additional Information is not a prospectus and should be read in conjunction with the applicable prospectuses of Scudder Fund, Inc. dated October 1, 1999, as may be amended from time to time, a copy of which may be obtained without charge by writing to Scudder Investor Services, Inc., Two International Place, Boston, Massachusetts 02110-4103. The Annual Report to Shareholders of Scudder Tax Free Money Market Series and Scudder Government Money Market Series dated May 31, 1999, is incorporated by reference into and is hereby deemed to be part of this Statement of Additional Information. The Annual Report may be obtained without charge by calling 1-800-SCUDDER for Managed Shares or 1-800-537-3177 for Institutional Shares.

                                TABLE OF CONTENTS

                                                                                                                   Page


THE FUNDS AND THEIR OBJECTIVES........................................................................................1
         General Investment Objectives and Policies...................................................................1
         Master/feeder structure......................................................................................1
         Tax Free Fund................................................................................................1
         Government Fund..............................................................................................3
         Investment Restrictions......................................................................................3

ADDITIONAL PERMITTED INVESTMENT ACTIVITIES............................................................................4

PURCHASING SHARES - MANAGED SHARES....................................................................................8
         Wire Transfer of Federal Funds...............................................................................8
         Additional Information About Making Subsequent Investments by QuickBuy.......................................9
         Share Certificates...........................................................................................9

EXCHANGES AND REDEMPTIONS - MANAGED SHARES...........................................................................10
         Exchanges...................................................................................................10
         Redemption by Telephone.....................................................................................11
         Redemption by QuickSell.....................................................................................11
         Redemption by Mail or Fax...................................................................................12
         Redemption by Checkwriting..................................................................................12

PURCHASING SHARES - INSTITUTIONAL SHARES.............................................................................13
         Wire Transfer of Federal Funds..............................................................................13
         Share Certificates..........................................................................................14

REDEMPTIONS - INSTITUTIONAL SHARES...................................................................................14
         Redemption by Wire..........................................................................................14
         Redemption by Telephone.....................................................................................14
         Redemption by Mail or Fax...................................................................................15

FEATURES AND SERVICES OFFERED BY THE FUNDS...........................................................................16
         The No-Load Concept.........................................................................................16
         Internet access.............................................................................................16
         Dividends and Capital Gains Distribution Options - Managed Shares...........................................17
         Reports to Shareholders.....................................................................................17
         Transaction Summaries.......................................................................................17

THE SCUDDER FAMILY OF FUNDS..........................................................................................17

SPECIAL PLAN ACCOUNTS................................................................................................21
         Scudder Retirement Plans:  Profit-Sharing and Money Purchase Pension Plans for Corporations and Self-
         Employed Individuals........................................................................................21
         Scudder 401(k): Cash or Deferred Profit-Sharing Plan for Corporations and Self-Employed Individuals.........21
         Scudder IRA:  Individual Retirement Account.................................................................21
         Scudder Roth IRA:  Individual Retirement Account............................................................22
         Scudder 403(b) Plan.........................................................................................22
         Automatic Withdrawal Plan...................................................................................22
         Group or Salary Deduction Plan..............................................................................23
         Uniform Transfers/Gifts to Minors Act.......................................................................23

DIVIDENDS............................................................................................................23

PERFORMANCE INFORMATION..............................................................................................24
         Yield.......................................................................................................24
         Effective Yield.............................................................................................24
         Average Annual Total Return.................................................................................24
         Cumulative Total Return.....................................................................................25
         Tax-Equivalent Yield........................................................................................26
         Comparison of Fund Performance..............................................................................26

THE PROGRAM..........................................................................................................27


                                       i

                          TABLE OF CONTENTS (continued)
                                                                                                                   Page

ORGANIZATION OF THE FUNDS............................................................................................28

INVESTMENT ADVISER...................................................................................................29
         AMA InvestmentLink(SM) Program..............................................................................31
         Personal Investments by Employees of the Adviser............................................................31

DISTRIBUTOR..........................................................................................................32

DIRECTORS AND OFFICERS...............................................................................................33

REMUNERATION.........................................................................................................35
         Responsibilities of the Board -- Board and Committee Meetings...............................................35
         Compensation of Officers and Directors......................................................................36

TAXES................................................................................................................36

PORTFOLIO TRANSACTIONS...............................................................................................38
         Brokerage Commissions.......................................................................................38

NET ASSET VALUE......................................................................................................39

ADDITIONAL INFORMATION...............................................................................................40
         Experts.....................................................................................................40
         Other Information...........................................................................................40

FINANCIAL STATEMENTS.................................................................................................41


APPENDIX
         Corporate and Municipal Bonds
         Corporate and Municipal Commercial Paper
         Municipal Notes

                         THE FUNDS AND THEIR OBJECTIVES

General Investment Objectives and Policies

         Scudder Tax Free Money Market Series ("Tax Free Fund") and Scudder Government Money Market Series ("Government Fund") (collectively, the "Funds") are diversified investment portfolios comprising Scudder Fund, Inc. (the
"Corporation"), a professionally managed open-end, management investment company. Each Fund seeks to provide investors with as high a level of current income as is consistent with its investment policies and with preservation of capital and liquidity. In addition, the Tax Free Fund seeks to provide current income that is exempt from federal income taxes. There can be no assurance that either of the Funds will achieve its investment objectives.

         Each of the Funds described herein offers two classes of shares as follows: Managed Shares and Institutional Shares.

         Securities in which the Funds invest may not yield as high a level of current income as securities of lower quality and longer maturities which generally have less liquidity and greater market risk. Each Fund will maintain a dollar-weighted average maturity of 90 days or less in an effort to maintain a constant net asset value of $1.00 per share, but there is no assurance that each will be able to do so.

         Except as otherwise indicated, each Fund's investment objectives and policies are not fundamental and may be changed without a vote of shareholders.

         Each Fund's investment adviser is Scudder Kemper Investments, Inc. (the "Adviser"), a leading provider of U.S. and international investment management services for clients throughout the world. See "Investment Adviser."

         Descriptions in the Statement of Additional Information of a particular investment practice or technique in which a Fund may engage, or a financial instrument which a Fund may purchase, are meant to describe the spectrum of investments that the Adviser, in its discretion, might, but is not required to, use in managing a Fund's portfolio assets. The Adviser may, in its discretion, at any time employ such practice, technique or instrument for one or more funds but not for all funds advised by it. Furthermore, it is possible that certain types of financial instruments or investment techniques described herein may not be available, permissible, economically feasible or effective for their intended purposes in all markets. Certain practices, techniques, or instruments may not be principal activities of a Fund, but, to the extent employed, could from time to time have a material impact on a Fund's performance.

Master/feeder structure

         The Board of Directors has the discretion to retain the current distribution arrangement for each Fund while investing in a master fund in a master/feeder fund structure as described below.

         A master/feeder fund structure is one in which a fund (a "feeder fund"), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the "master fund") with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. Based on the premise that certain of the expenses of operating an investment portfolio are relatively fixed, a larger investment portfolio may eventually achieve a lower ratio of operating expenses to average net assets. An existing investment company is able to convert to a feeder fund by selling all of its investments, which involves brokerage and other transaction costs and realization of a taxable gain or loss, or by contributing its assets to the master fund and avoiding transaction costs and, if proper procedures are followed, the realization of taxable gain or loss.

Tax Free Fund

         The Tax Free Fund seeks to provide investors with as high a level of current income that cannot be subjected to federal income tax by reason of federal law as is consistent with its investment policies and with preservation of capital and liquidity. The Fund invests primarily in high-quality municipal obligations the interest on which is exempt from federal income taxes and that have remaining maturities of not more than 397 calendar days. Opinions relating to the exemption of interest on municipal obligations from federal income tax are rendered by bond counsel to the municipal issuer. The Fund may also invest in certain taxable obligations on a temporary defensive basis, as described below.

         Municipal obligations, which are debt obligations issued by or on behalf of states, cities, municipalities and other public authorities, and may be general obligation, revenue, or industrial development bonds, include municipal bonds, municipal notes and municipal commercial paper.

         The Fund's investments in municipal bonds are limited to bonds that are rated at the date of purchase "Aa" or better by Moody's or "AA" or better by S&P or Fitch.

         The Fund's investments in municipal notes will be limited to notes that are rated at the date of purchase "MIG 1" or "MIG 2" (or "VMIG 1" or "VMIG 2" in the case of an issue having a variable rate demand feature) by Moody's, "SP-1" or "SP-1+" by S&P or "F-1" or "F-1+" by Fitch.

         Municipal commercial paper is a debt obligation with a stated maturity of 270 days or less that is issued to finance seasonal working capital needs or as short-term financing in anticipation of longer-term debt. The Fund may invest in municipal commercial paper that is rated at the date of purchase "P-1" or "P-2" by Moody's, "A-1" or "A-2" or "A-1+" by S&P or "F-1" by Fitch.

         If a municipal obligation is not rated, the Fund may purchase the obligation if, in the opinion of the Adviser, it is of investment quality comparable to other rated investments that are permitted in the Fund. From time to time the Fund may invest 25% or more of the current value of its total assets in municipal obligations that are related in such a way that an economic, business or political development or change affecting one such obligation would also affect the other obligations. For example, certain municipal obligations accrue interest that is paid from revenues of similar types of projects; other municipal obligations have issuers located in the same state.

         The Fund is currently authorized to invest without limit in second tier securities. The Fund does not, however, currently intend to invest in such securities.

         The Fund may invest in variable or floating rate obligations. The floating and variable rate municipal obligations that the Fund may purchase include certificates of participation in such obligations purchased from banks. A certificate of participation gives the Fund an undivided interest in the underlying municipal obligations, usually private activity bonds, in the proportion that the Fund's interest bears to the total principal amount of such municipal obligations. Certain of such certificates of participation may carry a demand feature that would permit the holder to tender them back to the issuer prior to maturity. The Fund may invest in certificates of participation even if the underlying municipal obligations carry stated maturities in excess of one year, if compliance with certain conditions contained in a rule of the Securities and Exchange Commission (the "SEC") is met. The income received on certificates of participation constitutes interest from tax-exempt obligations.

         Under normal market conditions, the Fund will maintain at least 80% of its total assets in obligations that are exempt from federal income tax and are not subject to the alternative minimum tax. The Fund may, pending the investment of proceeds of sales of shares or proceeds from sales of portfolio securities or in anticipation of redemptions, or to maintain a "defensive" posture when, in the opinion of the Adviser, it is advisable to do so because of market conditions, elect to invest temporarily up to 20% of the current value of its total assets in cash reserves or taxable securities.

         The taxable market is a broader and more liquid market with a greater number of investors, issuers and market makers than the market for municipal obligations. The more limited marketability of municipal obligations may make it difficult in certain circumstances to dispose of large investments advantageously. In addition, certain municipal obligations might lose tax-exempt status in the event of a change in the tax laws.

         All of the securities in which the Fund will invest must meet credit, quality and diversification standards applied by the Adviser pursuant to procedures established by the Board of Directors. Should an issue of securities cease to be rated or if its rating is reduced below the minimum required for purchase by the Fund, the Adviser will dispose of any such security, as soon as practicable, unless the Directors of the Corporation determine that such disposal would not be in the best interests of the Fund.

         In addition, the Fund may enter into repurchase agreements, and invest in obligations backed by bank letters of credit, when-issued securities and securities with put features. The Fund intends to take the position that it is the owner of any municipal obligation acquired with a put feature, and that tax-exempt interest earned with respect to such municipal obligations will be tax-exempt in its hands. There is no assurance that the Internal Revenue Service will agree with such position in any particular case. Additionally, the federal income tax treatment of certain other aspects of these investments, including the treatment of tender fees and swap payments, in relation to various regulated investment company tax provisions is unclear.

Government Fund

         The Government Fund seeks to provide investors with as high a level of current income as is consistent with its investment policies and with preservation of capital and liquidity. The Fund invests exclusively in obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities that have remaining maturities of not more than 397 calendar days and certain repurchase agreements.

         All of the securities in which the Fund will invest must meet credit, quality and diversification standards applied by the Adviser pursuant to procedures established by the Board of Directors. Should an issue of securities cease to be rated or if its rating is reduced below the minimum required for purchase by the Fund, the Adviser will dispose of any such security, as soon as practicable, unless the Directors of the Corporation determine that such disposal would not be in the best interests of the Fund.

         For purposes of determining the percentage of the Fund's total assets invested in securities of issuers having their principal business activities in a particular industry, asset backed securities will be classified separately, based on the nature of the underlying assets, according to the following categories: captive auto, diversified, retail and consumer loans, captive equipment and business, business trade receivables, nuclear fuel and capital and mortgage lending.

         In addition, the Fund may invest in variable or floating rate obligations, when-issued securities and securities with put features.

Investment Restrictions

         Unless specified to the contrary, the following restrictions are fundamental and may not be changed without the approval of a majority of the outstanding voting securities of the Fund involved which, under the Investment Company Act of 1940 (the "1940 Act") and the rules thereunder and as used in this Statement of Additional Information, means the lesser of (1) 67% or more of the voting securities present at such meeting, if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of the Fund.

         Under ordinary market conditions, the Tax Free Fund will maintain at least 80% of the value of its total assets in obligations that are exempt from federal taxes and are not subject to the alternative minimum tax. The foregoing constitutes a fundamental policy that cannot be changed without the approval of a majority of the outstanding shares of the Fund.

         Any investment restrictions herein which involve a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after and is caused by an acquisition or encumbrance of securities or assets of, or borrowings by, a Fund.

         Each Fund has elected to be classified as a diversified series of an open-end investment company.

In addition, as a matter of fundamental policy, each Fund may not:

         (1)      borrow  money,  except as  permitted  under  the 1940 Act,  as
                  amended,   and  as   interpreted  or  modified  by  regulatory
                  authority having jurisdiction, from time to time;

         (2) issue senior securities, except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

         (3) engage in the business of underwriting securities issued by others, except to the extent that the Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities;

         (4) purchase or sell real estate, which term does not include securities of companies which deal in real estate or mortgages or investments secured by real estate or interests therein, except that the Fund reserves freedom of action to hold and to sell real estate acquired as a result of the Fund's ownership of securities;

         (5)      purchase  physical   commodities  or  contracts   relating  to
                  physical commodities;

         (6) make loans except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time; or

         (7) concentrate its investments in a particular industry, as that term is used in the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

As a matter of nonfundamental policy, each Fund currently does not intend to:

         (1) borrow money in an amount greater than 5% of its total assets, except for temporary or emergency purposes; or

         (2) lend portfolio securities in an amount greater than 5% of its total assets.

                   ADDITIONAL PERMITTED INVESTMENT ACTIVITIES

Municipal Notes. The Tax Free Fund may invest in municipal notes. Municipal notes include, but are not limited to, tax anticipation notes ("TANs"), bond anticipation notes ("BANs"), revenue anticipation notes ("RANs"), construction loan notes and project notes. Municipal notes generally have maturities at the time of issuance of three years or less. Notes sold as interim financing in anticipation of collection of taxes, a bond sale or receipt of other revenues are usually general obligations of the issuer. Project notes are issued by local housing authorities to finance urban renewal and public housing projects and are secured by the full faith and credit of the U.S. Government.

         TANs An uncertainty in a municipal issuer's capacity to raise taxes as a result of such things as a decline in its tax base or a rise in delinquencies could adversely affect the issuer's ability to meet its obligations on outstanding TANs. Furthermore, some municipal issuers mix various tax proceeds into a general fund that is used to meet obligations other than those of the outstanding TANs. Use of such a general fund to meet various obligations could affect the likelihood of making the issuer's payments on TANs.

         BANs The ability of a municipal issuer to meet its obligations on its BANs is primarily dependent on the issuer's adequate access to the longer term municipal bond market and the likelihood that the proceeds of such bond sales will be used by the issuers to pay the principal of, and interest on, BANs.

         RANs A decline in the receipt of certain revenues, such as anticipated revenues from another level of government, could adversely affect an issuer's ability to meet its obligations on outstanding RANs. In addition, the possibility that the revenues would, when received, be used to meet other obligations could affect the ability of the issuer to pay the principal of, and interest on, RANs.

Loans of Portfolio Securities. Each Fund may lend securities from its portfolio to brokers, dealers and financial institutions if cash or cash equivalent collateral, including letters of credit, marked-to-market daily and equal to at least 100% of the current market value of the securities loaned (including accrued interest and dividends thereon) plus the interest payable to the Fund with respect to the loan is maintained by the borrower with the Fund in a segregated account. In determining whether to lend a security to a particular broker, dealer or financial institution, the Adviser will consider all relevant facts and circumstances, including the creditworthiness of the broker, dealer or financial institution. The Funds will not enter into any security lending arrangement having a duration of longer than one year. Securities that a Fund may receive as collateral will not become part of that Fund at the time of the loan. In the event of a default by the borrower, such Fund will, if permitted by law, dispose of the collateral except for such part thereof that is a security in which such Fund is permitted to invest. During the time securities are on loan, the borrower will pay the Fund any accrued income on those securities, and the Fund may invest the cash collateral and earn additional income or receive an agreed upon fee from a borrower that has delivered cash equivalent collateral. No Fund will lend securities having a value that exceeds 5% of the current value of its total assets. Loans of securities by a Fund will be subject to termination at the Fund's or the borrower's option. Each Fund may pay reasonable administrative and custodial fees in connection with a securities loan and may pay a negotiated portion of the interest or fee earned with respect to the collateral to the borrower or the placing broker. Borrowers and placing brokers may not be affiliated, directly or indirectly, with the Corporation or the Adviser.

Obligations of U.S. Government agencies and instrumentalities. Obligations of U.S. Government agencies and instrumentalities are debt securities issued or guaranteed by U.S. Government-sponsored enterprises and federal agencies. Some of such obligations are supported by (a) the full faith and credit of the U.S. Treasury (such as Government National Mortgage Association participation certificates), (b) the limited authority of the issuer to borrow form the U.S. Treasury (such as securities of the Federal Home Loan Bank), (c) the authority of the U.S. Government to purchase certain obligations of the issuer (such as securities of the Fannie Mae), or (d) only the credit of the issuer. In the case of obligations not backed by the full faith and credit of the U.S. Government, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment, which agency may be privately owned. The Funds will invest in obligations of U.S. Government agencies and instrumentalities only when the Adviser is satisfied that the credit risk with respect to the issuer is minimal.

Floating and Variable Rate Instruments. Certain of the obligations that each Fund may purchase have a floating or variable rate of interest. Such obligations bear interest at rates that are not fixed, but which vary with changes in specified market rates or indices, such as the Prime Rate, and at specified intervals.

Repurchase Agreements. Each Fund may enter into repurchase agreements with any member bank of the Federal Reserve System or any broker/dealer which is recognized as a reporting government securities dealer if the creditworthiness of the bank or broker/dealer has been determined by the Adviser to be at least as high as that of other obligations the Funds may purchase or to be at least equal to that of issuers of commercial paper rated within the two highest ratings categories assigned by Moody's, S&P or Fitch.

         A repurchase agreement provides a means for a Fund to earn income on funds for periods as short as overnight. It is an arrangement under which the purchaser (i.e., a Fund) acquires a security ("Obligation") and the seller agrees, at the time of sale, to repurchase the Obligation at a specified time and price. Securities subject to a repurchase agreement are held in a segregated account and, as described in more detail below, the value of such securities is kept at least equal to the repurchase price on a daily basis. The repurchase price may be higher than the purchase price, the difference being income to a Fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to a Fund together with the repurchase price upon repurchase. In either case, the income to a Fund is unrelated to the interest rate on the Obligation itself. Obligations will be held by the custodian or in the Federal Reserve Book Entry System.

         For purposes of the 1940 Act, a repurchase agreement is deemed to be a loan from a Fund to the seller of the Obligation subject to the repurchase agreement and is therefore subject to each Fund's investment restriction applicable to loans. It is not clear whether a court would consider the Obligation purchased by a Fund subject to a repurchase agreement as being owned by that Fund or as being collateral for a loan by that Fund to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the Obligation before repurchase of the Obligation under a repurchase agreement, a Fund may encounter delay and incur costs before being able to sell the security. Delays may involve loss of interest or decline in price of the Obligation. If the court characterizes the transaction as a loan and a Fund has not perfected a security interest in the Obligation, that Fund may be required to return the Obligation to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, a Fund would be at risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt Obligation purchased for a Fund, the Adviser seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case the seller of the Obligation. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the Obligation, in which case a Fund may incur a loss if the proceeds to that Fund of the sale to a third party are less than the repurchase price. However, if the market value
(including interest) of the Obligation subject to the repurchase agreement becomes less than the repurchase price (including interest), a Fund will direct the seller of the Obligation to deliver additional securities so that the market value (including interest) of all securities subject to the repurchase agreement will equal or exceed the repurchase price.

Corporate Obligations. Investment in corporate debt obligations involves credit and interest rate risk. The value of fixed-income investments will fluctuate with changes in interest rates and bond market conditions, tending to rise as interest rates decline and to decline as interest rates rise. Corporate debt obligations generally offer less current yield than securities of lower quality, but lower-quality securities generally have less liquidity, greater credit and market risk, and as a result, more price volatility.
Longer term bonds are, however, generally more volatile than bonds with shorter maturities.

Municipal Obligations. Municipal obligations, which are debt obligations issued by or on behalf of states, cities, municipalities and other public authorities, territories, and possessions of the U.S., and their political subdivisions, agencies, and instrumentalities, and the District of Columbia, may be general obligation, revenue or industrial development bonds, include municipal bonds, municipal notes and municipal commercial paper.

         Scudder Tax Free Money Market Series' investments in municipal bonds are limited to bonds that are rated at the date of purchase "Aa" or higher by Moody's or "AA" or higher by S&P or Fitch.

         The Fund's investments in municipal notes will be limited to notes that are rated at the date of the purchase "MIG 1" of "MIG 2" (or "VMIG 1" or "VMIG 2" in the case of an issue having a variable rate demand feature) by Moody's, "SP-1" or "SP-1+" by S&P or "F-1" or "F-1+" by Fitch.

         Municipal commercial paper is a debt obligation with a stated maturity of 270 days or less that is issued to finance seasonal working capital needs or as short-term financing in anticipation of longer-term debt. The Funds may invest in municipal commercial paper that is rated at the date of purchase "P-1" or "P-2" by Moody's, "A-1," "A-2," or "A-1+" by S&P or "F-1" by Fitch. If a municipal obligation is not rated, a Fund may purchase the obligation if, in the opinion of the Adviser, it is of investment quality comparable to other rated investments that are permitted in the Fund.

Commercial Paper. Commercial paper represents short-term unsecured promissory notes issued in bearer form by bank holding companies, corporations and finance companies. Each Fund may invest in commercial paper that is rated "Prime-1" by Moody's or "A-1" by S&P or, if not rated by Moody's or S&P, is issued by companies having an outstanding debt issue rated Aaa or Aa by Moody's or AAA or AA by S&P.

Letters of Credit. Municipal obligations, including certificates of participation, commercial paper and other short-term obligations, may be backed by an irrevocable letter of credit of a bank which assumes the obligation for payment of principal and interest in the event of default by the issuer. Only banks which, in the opinion of the Adviser, are of investment quality comparable to other permitted investments of the Funds may be used for letter of credit backed investments.

Securities with Put Rights. Each Fund may enter into put transactions with respect to obligations held in its portfolio with broker/dealers pursuant to a rule under the 1940 Act, and with commercial banks.

         The right of a Fund to exercise a put is unconditional and unqualified. A put is not transferable by a Fund, although the Fund may sell the underlying securities to a third party at any time. If necessary and advisable, any Fund may pay for certain puts either separately in cash or by paying a higher price for portfolio securities that are acquired subject to such a put (thus reducing the yield to maturity otherwise available for the same securities). The Funds expect, however, that puts generally will be available without the payment of any direct or indirect consideration.

         Each Fund may enter into puts only with banks or broker/dealers that, in the opinion of the Adviser, present minimal credit risks. The ability of a Fund to exercise a put will depend on the ability of the bank or broker/dealer to pay for the underlying securities at the time the put is exercised. In the event that a bank or broker/dealer should default on its obligation to repurchase an underlying security, a Fund might be unable to recover all or a portion of any loss sustained from having to sell the security elsewhere.

         Each Fund intends to enter into puts solely to maintain liquidity and does not intend to exercise its rights thereunder for trading purposes. The puts will only be for periods substantially less than the life of the underlying security. The acquisition of a put will not affect the valuation by a Fund of the underlying security. The actual put will be valued at zero in determining net asset value of the Funds. Where a Fund pays directly or indirectly for a put, its cost will be reflected as an unrealized loss for the period during which the put is held by the Fund and will be reflected in realized capital gain or loss when the put is exercised or expires. If the value of the underlying security increases, the potential for unrealized gain or realized gain is reduced by the cost of the put. The maturity of a municipal obligation purchased by a Fund will not be considered shortened by any put to which such obligation is subject.

When-Issued Securities. Each Fund may purchase securities on a "when-issued" or "forward delivery" basis for payment and delivery at a later date. The price of such securities, which is generally expressed in yield terms, is generally fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued or forward delivery securities takes place at a later date. During the period between purchase and settlement, no payment is made by the purchasing Fund to the issuer and no interest on the when-issued or forward delivery securities accrues to the Fund. To the extent that assets of each Fund are held in cash pending the settlement of a purchase of securities, that Fund will earn no income; however, it is each Fund's intention to be fully invested to the extent practicable and subject to the policies stated above. While when-issued or forward delivery securities may be sold prior to the settlement date, each Fund intends to purchase such securities with the purpose of actually acquiring them unless a sale appears desirable for investment reasons. At the time a Fund makes the commitment to purchase a security on a when-issued or forward delivery basis, it will record the transaction and reflect the value of the security in determining its net asset value. At the time of settlement, the market value of the when-issued or forward delivery securities may be more or less than the purchase price. The Funds do not believe that its net asset value or income will be adversely affected by its purchase of securities on a when-issued or forward delivery basis.

Illiquid Securities. Each Fund may occasionally purchase securities other than in the open market. While such purchases may often offer attractive opportunities for investment not otherwise available on the open market, the securities so purchased are often "restricted securities" or "not readily marketable," i.e., securities which cannot be sold to the public without registration under the Securities Act of 1933 or the availability of an exemption from registration (such as Rules 144 or 144A) or because they are subject to other legal or contractual delays in or restrictions on resale. This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Funds. It is the Funds' policy that illiquid securities (including repurchase agreements of more than seven days duration, certain restricted securities, and other securities which are not readily marketable) may not constitute, at the time of purchase, more than 10% of the value of the Funds' net assets. The Corporation's Board of Directors has approved guidelines for use by the Adviser in determining whether a security is illiquid.

         Generally speaking, restricted securities may be sold (i) only to qualified institutional buyers; (ii) in a privately negotiated transaction to a limited number of purchasers; (iii) in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration. Issuers of restricted securities may not be subject to the disclosure and other investor protection requirements that would be applicable if their securities were publicly traded. If adverse market conditions were to develop during the period between the Funds' decision to sell a restricted or illiquid security and the point at which the Funds are permitted or able to sell such security, the Funds might obtain a price less favorable than the price that prevailed when it decided to sell. Where a registration statement is required for the resale of restricted securities, the Funds may be required to bear all or part of the registration expenses. The Funds may be deemed to be an "underwriter" for purposes of the 1933 Act when selling restricted securities to the public and, in such event, the Funds may be liable to purchasers of such securities if the registration statement prepared by the issuer is materially inaccurate or misleading.

         The Adviser will monitor the liquidity of such restricted securities subject to the supervision of the Board of Directors. In reaching liquidity decisions, the Adviser will consider the following factors: (1) the frequency of trades and quotes for the security, (2) the number of dealers wishing to purchase or sell the security and the number of their potential purchasers, (3) dealer undertakings to make a market in the security, and (4) the nature of the security and the nature of the marketplace trades (i.e. the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

Real Estate. Although the Funds have no current intention of doing so, the Funds have reserved the freedom of action to purchase or sell real estate. In the event that the Funds make such investments, changes in the financial condition or market assessment of the financial condition of these entities could have a significant adverse impact on the Funds. Consequently, if the Funds did make such investments, an investment in the Funds may be riskier than an investment in a money market fund that does not reserve the freedom of action to purchase or sell real estate.

Maintenance of $1.00 Net Asset Value and Credit Quality. Pursuant to a Rule of the Securities and Exchange Commission (the "SEC"), the Funds effect sales, redemptions and repurchases at the net asset value per share, normally $1.00. In fulfillment of their responsibilities under that Rule, the Directors of the Funds have approved policies established by the Funds' Adviser reasonably calculated to prevent the Funds' net asset value per share from deviating from $1.00 except under unusual or extraordinary circumstances and the Directors of the Funds will periodically review the Adviser's operations under such policies at regularly scheduled Directors' meetings. Those policies include a weekly monitoring by the Adviser of unrealized gains and losses in the Fund's portfolio, and when necessary, in an effort to avoid deviation, taking corrective action, such as adjusting the maturity of the portfolio, or, if possible, realizing gains or losses to offset in part unrealized losses or gains. The result of those policies may be that the yield on shares of the Funds will be lower than would be the case if the policies were not in effect. Such policies also provide for certain action to be taken with respect to portfolio securities which experience a downgrade in rating or suffer a default.

         Securities eligible for investment by the Funds are those securities which are generally rated (or issued by an issuer with comparable securities rated) in the highest short-term rating category by at least two rating services (or by one rating service, if no other rating agency has issued a rating with respect to that security). These securities are known as "first tier securities." Securities generally rated (or issued by an issuer with comparable securities rated) in the top two categories by at least two rating agencies (or one, if only one rating agency has rated the security) which do not qualify as first tier securities are known as "second tier securities." To ensure diversity of the Funds' investments, as a matter of non-fundamental policy, the Funds will not invest more than 5% of its total assets in the securities of a single issuer, other than the U.S. Government. The Funds may, however, invest more than 5% of its total assets in the first tier securities of a single issuer for a period of up to three business days after purchase, although the Funds may not make more than one such investment at any time during such period. The Funds may not invest more than 5% of its total assets in securities which were second tier securities when acquired by the Funds. Further, the Funds may not invest more than the greater of (1) 1% of its total assets, or (2) one million dollars, in the securities of a single issuer which were second tier securities when acquired by the Funds.



                       PURCHASING SHARES - MANAGED SHARES

         Each Fund has specific minimum initial investment requirements for each class of shares. Managed Shares require a $100,000 minimum initial investment and a minimum subsequent investment of $1,000. The minimum investment requirements may be waived or lowered for investments effected through banks and other institutions that have entered into special arrangements with the Funds and for investments effected on a group basis by certain other entities and their employees, such as pursuant to a payroll deduction plan and for investments made in an Individual Retirement Account offered by the Funds. Investment minimums may also be waived for Directors and officers of the Corporation. The Funds, Scudder Investor Services, Inc. and Cash Products Group each reserves the right to reject any purchase order. All funds will be invested in full and fractional shares.

Wire Transfer of Federal Funds

         Orders for shares of a Fund will become effective when an investor's bank wire order or check is converted into federal funds (monies credited to the account of State Street Bank and Trust Company (the "Custodian") with its registered Federal Reserve Bank). If payment is transmitted by the Federal Reserve Wire System, the order will become effective upon receipt. Orders will be executed at 4:00 p.m. for the Government Fund (eastern time) and at 2:00 p.m. for the Tax Free Fund on the same day if a bank wire or check is converted to federal funds or a federal funds' wire is received by 4:00 p.m. or 2:00 p.m., respectively. In addition, if investors known to the Funds notify the Funds by 4:00 p.m. for the Government Fund and by 2:00 p.m. for the Tax Free Fund that they intend to wire federal funds to purchase shares of any Fund on any business day and if monies are received in time to be invested, orders will be executed at the net asset value per share determined at 4:00 p.m. for the Government Fund and at 2:00 p.m. for the Tax Free Fund the same day. Wire transmissions may, however, be subject to delays of several hours, in which event the effectiveness of the order will be delayed. Payments by a bank wire other than the Federal Reserve Wire System may take longer to be converted into federal funds. When payment for shares is by check drawn on any member of the Federal Reserve System, federal funds normally become available to the Funds on the business day after the check is deposited.

         Shares of any Fund may be purchased by writing or calling State Street Bank and Trust Company (the "Transfer Agent"). Orders for shares of a particular class of a Fund will be executed at the net asset value per share of such class next determined after an order has become effective.

         Checks drawn on a non-member bank or a foreign bank may take substantially longer to be converted into federal funds and, accordingly, may delay the execution of an order. Checks must be payable in U.S. dollars and will be accepted subject to collection at full face value.

         By investing in a Fund, a shareholder appoints the Transfer Agent to establish an open account to which all shares purchased will be credited, together with any dividends and capital gains distributions that are paid in additional shares.

Additional Information About Making Subsequent Investments by QuickBuy

         Shareholders, whose predesignated bank account of record is a member of the Automated Clearing House Network (ACH) and who have elected to participate in the QuickBuy program, may purchase shares of the Fund by telephone. Through this service shareholders may purchase up to $250,000. To purchase shares by QuickBuy, shareholders should call before the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange"), normally 4 p.m. eastern time. Proceeds in the amount of your purchase will be transferred from your bank checking account two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be purchased at the net asset value per share calculated at the close of trading on the day of your call. QuickBuy requests received after the close of regular trading on the Exchange will begin their processing and be purchased at the net asset value calculated the following business day. If you purchase shares by QuickBuy and redeem them within seven days of the purchase, the Fund may hold the redemption proceeds for a period of up to seven days. If you purchase shares and there are insufficient funds in your bank account the purchase will be canceled and you will be subject to any losses or fees incurred in the transaction. QuickBuy transactions are not available for most retirement plan accounts. However, QuickBuy transactions are available for Scudder IRA accounts.

         In order to request purchases by QuickBuy, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account from which the purchase payment will be debited. New investors wishing to establish QuickBuy may so indicate on the application. Existing shareholders who wish to add QuickBuy to their account may do so by completing a QuickBuy Enrollment Form. After sending in an enrollment form, shareholders should allow 15 days for this service to be available.

         The Fund employs procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that the Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.

Share Certificates

         Due to the desire of each Fund's management to afford ease of redemption, certificates will not be issued to indicate ownership in any Fund. Share certificates now in a shareholder's possession may be sent to the Transfer Agent for cancellation and credit to such shareholder's account. Shareholders who prefer may hold the certificates in their possession until they wish to exchange or redeem such shares.

         Each Fund has authorized certain members of the NASD other than the Distributor to accept purchase and redemption orders for the Funds' shares. Those brokers may also designate other parties to accept purchase and redemption orders on each Fund's behalf. Orders for purchase or redemption will be deemed to have been received by a Fund when such brokers or their authorized designees accept the orders. Subject to the terms of the contract between a Fund and the broker, ordinarily orders will be priced at that Fund's net asset value next computed after acceptance by such brokers or their authorized designees.
Further, if purchases or redemptions of a Fund's shares are arranged and settlement is made at an investor's election through any other authorized NASD member, that member may, at its discretion, charge a fee for that service. The Board of Directors and the Distributor, also the Funds' principal underwriter, each has the right to limit the amount of purchases by, and to refuse to sell to, any person. The Directors and the Distributor may suspend or terminate the offering of shares of a Fund at any time for any reason.

                   EXCHANGES AND REDEMPTIONS - MANAGED SHARES

         Payment of redemption proceeds may be made in securities. The Corporation may suspend the right of redemption with respect to any Fund during any period when (i) trading on the Exchange is restricted or the Exchange is closed, other than customary weekend and holiday closings, (ii) the SEC has by order permitted such suspension or (iii) an emergency, as defined by rules of the SEC, exists making disposal of portfolio securities or determination of the value of the net assets of that Fund not reasonably practicable.

         A shareholder's Fund account remains open for up to one year following complete redemption and all costs during the period will be borne by the Corporation. This permits an investor to resume investments.

Exchanges

         Exchanges are comprised of a redemption from one Scudder fund and a purchase into another Scudder fund. The purchase side of the exchange either may be an additional investment into an existing account or may involve opening a new account in the other fund. When an exchange involves a new account, the new account will be established with the same registration, tax identification number, address, telephone redemption option, "Scudder Automated Information Line" (SAIL(TM)) transaction authorization and dividend option as the existing account. Other features will not carry over automatically to the new account. Exchanges to a new fund account must be for a minimum of $100,000 for Managed Shares. Exchanges into other Scudder Funds may have lower minimum exchange requirements. When an exchange represents an additional investment into an existing account, the account receiving the exchange proceeds must have identical registration, tax identification number, address, and account options/features as the account of origin. Exchanges into an existing account must be for $1,000 or more. If the account receiving the exchange proceeds is to be different in any respect, the exchange request must be in writing and must contain an original signature guarantee.

         Exchange orders received before the close of regular trading on the Exchange on any business day ordinarily will be executed at the respective net asset values determined on that day. Exchange orders received after the close of regular trading on the Exchange will be executed on the following business day.

         Investors may also request, at no extra charge, to have exchanges automatically executed on a predetermined schedule from one Scudder fund to an existing account in another Scudder fund, at current net asset value, through Scudder's Automatic Exchange Program. Exchanges must be for a minimum of $50. Shareholders may add this free feature over the telephone or in writing. Automatic exchanges will continue until the shareholder requests by telephone or in writing to have the feature removed, or until the originating account is depleted. The Corporation and the Transfer Agent each reserves the right to suspend or terminate the privilege of the Automatic Exchange Program at any time.

         There is no charge to the shareholder for any exchange described above. An exchange into another Scudder fund is a redemption of shares, and therefore may result in tax consequences (gain or loss) to the shareholder and the proceeds of such exchange may be subject to backup withholding. (See "TAXES.")

         Investors currently receive the exchange privilege, including exchange by telephone, automatically without having to elect it. The Funds employ procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that the Funds do not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Funds will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine. The Funds and the Transfer Agent each reserves the right to suspend or terminate the privilege of exchanging by telephone or fax at any time.

         The Scudder funds into which investors may make an exchange are listed under "THE SCUDDER FAMILY OF FUNDS" herein. Before making an exchange, shareholders should obtain from the Distributor a prospectus of the Scudder fund into which the exchange is being contemplated. The exchange privilege may not be available for certain Scudder funds or classes thereof. For more information, please call 1-800-SCUDDER.

         Scudder retirement plans may have different exchange requirements. Please refer to appropriate plan literature.

Redemption by Telephone

         In order to request redemptions by telephone, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account to which the redemption proceeds are to be sent. Shareholders currently receive the right to redeem up to $100,000 to their address of record automatically, without having to elect it. Shareholders may also request to have the proceeds mailed or wired to their pre-designated bank account.

         (a) NEW INVESTORS wishing to establish telephone redemption to a pre-designated bank account must complete the appropriate section on the application.

         (b) EXISTING SHAREHOLDERS (except those who are Scudder IRA, Scudder Pension and Profit-Sharing, Scudder 401(k) and Scudder 403(b) Planholders) who wish to establish telephone redemption to a pre-designated bank account or who want to change the bank account previously designated to receive redemption payments should either return a Telephone Redemption Option Form (available upon request) or send a letter identifying the account and specifying the exact information to be changed. The letter must be signed exactly as the shareholder's name(s) appears on the account. A signature and a signature guarantee are required for each person in whose name the account is registered.

         Telephone   redemption  is  not   available   with  respect  to  shares
represented by share certificates or shares held in certain retirement accounts.

         If a request for redemption to a shareholder's bank account is made by telephone or fax, payment will be by Federal Reserve bank wire to the bank account designated on the application, unless a request is made that the redemption check be mailed to the designated bank account. The Managed Shares have a $5 charge for wire redemptions unless it is for an amount of $1,000 or greater or it is a sweep account.

         Note: Investors designating a savings bank to receive their telephone redemption proceeds are advised that if the savings bank is not a participant in the Federal Reserve System, redemption proceeds must be wired through a commercial bank which is a correspondent of the savings bank. As this may delay receipt by the shareholder's account, it is suggested that investors wishing to use a savings bank discuss wire procedures with their bank and submit any special wire transfer information with the telephone redemption authorization. If appropriate wire information is not supplied, redemption proceeds will be mailed to the designated bank.

         The Funds employ procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that the Funds do not follow such procedures, they may be liable for losses due to unauthorized or fraudulent telephone instructions. The Funds will not be liable for acting upon instructions communicated by telephone that they reasonably believe to be genuine.

         Redemption requests by telephone (technically a repurchase by agreement between the Fund and the shareholder) of shares purchased by check will not be accepted until the purchase check has cleared which may take up to seven business days.

Redemption by QuickSell

         Shareholders, whose predesignated bank account of record is a member of the Automated Clearing House Network (ACH) and who have elected to participate in the QuickSell program may sell shares of the Funds by telephone. Redemptions must be for at least $250. Proceeds in the amount of your redemption will be transferred to your bank checking account two or three business days following your call. For requests received by the close of regular trading on the Exchange, normally 4:00 p.m. eastern time, shares will be redeemed at the net asset value per share calculated at the close of trading on the day of your call. QuickSell requests received after the close of regular trading on the Exchange will begin their processing and be redeemed at the net asset value calculated the following business day. QuickSell transactions are not available for Scudder IRA accounts and most other retirement plan accounts.

         In order to request redemptions by QuickSell, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account to which redemption proceeds will be credited. New investors wishing to establish QuickSell may so indicate on the application. Existing shareholders who wish to add QuickSell to their account may do so by completing a QuickSell Enrollment Form. After sending in an enrollment form, shareholders should allow 15 days for this service to be available.

         The Funds employ procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that the Funds do not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Funds will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.

Redemption by Mail or Fax

         Any existing share certificates representing shares being redeemed must accompany a request for redemption and be duly endorsed or accompanied by a proper stock assignment form with signatures guaranteed.

         In order to ensure proper authorization before redeeming shares, the Transfer Agent may request additional documents such as, but not restricted to, stock powers, trust instruments, certificates of death, appointments as executor, certificates of corporate authority and waivers of tax (required in some states when settling estates).

         It is suggested that shareholders holding share certificates or shares registered in other than individual names contact the Transfer Agent prior to any redemptions to ensure that all necessary documents accompany the request. When shares are held in the name of a corporation, trust, fiduciary, agent, attorney or partnership, the Transfer Agent requires, in addition to the stock power, certified evidence of authority to sign. These procedures are for the protection of shareholders and should be followed to ensure prompt payment. Redemption requests must not be conditional as to date or price of the redemption. Proceeds of a redemption will be sent within five days after receipt by the Transfer Agent of a request for redemption that complies with the above requirements. Delays of more than seven business days of payment for shares tendered for repurchase or redemption may result, but only until the purchase check has cleared.

         The requirements for IRA redemptions are different from those for regular accounts. For more information call 1-800-SCUDDER.

Redemption by Checkwriting

         All new investors and existing shareholders who apply to State Street Bank and Trust Company for checks may use them to pay any person, provided that each check is for at least $1,000 and not more than $5 million. By using the checks, the shareholder will receive daily dividend credit on his or her shares until the check has cleared the banking system. Investors who purchased shares by check may write checks against those shares only after they have been on a Fund's book for seven business days. Shareholders who use this service may also use other redemption procedures. No shareholder may write checks against certificated shares. The Funds pay the bank charges for this service. However, each Fund will review the cost of operation periodically and reserve the right to determine if direct charges to the persons who avail themselves of this service would be appropriate. Each Fund, Scudder Service Corporation and State Street Bank and Trust Company reserve the right at any time to suspend or terminate the Checkwriting procedure.

Redemption-in-Kind

         Although the Corporation has no present intention of doing so, the Corporation reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase order by making payment in whole or in part in readily marketable securities chosen by the Fund and valued as they are for purposes of computing the Fund's net asset value (a redemption-in-kind). If payment is made in securities, a shareholder may incur transaction expenses in converting these securities into cash. The Corporation has elected, however, to be governed by Rule 18f-1 under the 1940 Act as a result of which the Fund is obligated to redeem shares, with respect to any one

Shareholder during any 90 day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of that Fund at the beginning of the period.

Minimum balances for Managed Shares of Scudder Tax Free Money Market Series and Scudder Government Money Market Series

         The initial minimum investment requirement in the Managed Shares of each Fund is $100,000. Shareholders should maintain a share balance worth at least $100,000 (which minimum amount may be changed by the Board of Directors).

         Shareholders whose account balance falls below $100,000 for at least 30 days will be given 60 days' notice to bring the account back up to $100,000 or more. Where a reduction in value has occurred due to a redemption or exchange out of the account and the account balance is not increased in 60 days, the Adviser reserves the right to redeem all shares and close the account and send the proceeds to the shareholder's address of record. Reductions in value that result solely from market activity will not trigger an involuntary redemption.

                    PURCHASING SHARES - INSTITUTIONAL SHARES

         Each Fund has specific minimum initial investment requirements for each class of shares. Institutional Shares require a $1,000,000 minimum investment and have no minimum subsequent investment. The minimum investment requirements may be waived or lowered for investments effected through banks and other institutions that have entered into special arrangements with the Funds and for investments effected on a group basis by certain other entities and their employees, such as pursuant to a payroll deduction plan and for investments made in an Individual Retirement Account offered by the Funds. Investment minimums may also be waived for Directors and officers of the Corporation. The Funds, Scudder Investor Services, Inc. and Scudder Financial Intermediary Services Group each reserves the right to reject any purchase order. All funds will be invested in full and fractional shares.

Wire Transfer of Federal Funds

         Orders for shares of a Fund will become effective when an investor's bank wire order or check is converted into federal funds (monies credited to the account of State Street Bank and Trust Company (the "Custodian") with its registered Federal Reserve Bank). If payment is transmitted by the Federal Reserve Wire System, the order will become effective upon receipt. Orders will be executed at 4:00 p.m. for the Government Fund (eastern time) and at 2:00 p.m. for the Tax Free Fund on the same day if a bank wire or check is converted to federal funds or a federal funds' wire is received by 4:00 p.m. or 2:00 p.m., respectively. In addition, if investors known to the Funds notify the Funds by 4:00 p.m. for the Government Fund and by 2:00 p.m. for the Tax Free Fund that they intend to wire federal funds to purchase shares of any Fund on any business day and if monies are received in time to be invested, orders will be executed at the net asset value per share determined at 4:00 p.m. for the Government Fund and at 2:00 p.m. for the Tax Free Fund the same day. Wire transmissions may, however, be subject to delays of several hours, in which event the effectiveness of the order will be delayed. Payments by a bank wire other than the Federal Reserve Wire System may take longer to be converted into federal funds. When payment for shares is by check drawn on any member of the Federal Reserve System, federal funds normally become available to the Funds on the business day after the check is deposited.

         Shares of any Fund may be purchased by writing or calling State Street Bank and Trust Company (the "Transfer Agent"). Orders for shares of a particular class of a Fund will be executed at the net asset value per share of such class next determined after an order has become effective.

         Checks drawn on a non-member bank or a foreign bank may take substantially longer to be converted into federal funds and, accordingly, may delay the execution of an order. Checks must be payable in U.S. dollars and will be accepted subject to collection at full face value.

         By investing in a Fund, a shareholder appoints the Transfer Agent to establish an open account to which all shares purchased will be credited, together with any dividends and capital gains distributions that are paid in additional shares.

Share Certificates

         Due to the desire of each Fund's management to afford ease of redemption, certificates will not be issued to indicate ownership in any Fund. Share certificates now in a shareholder's possession may be sent to the Transfer Agent for cancellation and credit to such shareholder's account. Shareholders who prefer may hold the certificates in their possession until they wish to exchange or redeem such shares.

         Each Fund has authorized certain members of the NASD other than the Distributor to accept purchase and redemption orders for the Funds' shares. Those brokers may also designate other parties to accept purchase and redemption orders on each Fund's behalf. Orders for purchase or redemption will be deemed to have been received by a Fund when such brokers or their authorized designees accept the orders. Subject to the terms of the contract between a Fund and the broker, ordinarily orders will be priced at that Fund's net asset value next computed after acceptance by such brokers or their authorized designees.
Further, if purchases or redemptions of a Fund's shares are arranged and settlement is made at an investor's election through any other authorized NASD member, that member may, at its discretion, charge a fee for that service. The Board of Directors and the Distributor, also the Funds' principal underwriter, each has the right to limit the amount of purchases by, and to refuse to sell to, any person. The Directors and the Distributor may suspend or terminate the offering of shares of a Fund at any time for any reason.

                       REDEMPTIONS - INSTITUTIONAL SHARES

         Payment of redemption proceeds may be made in securities. The Corporation may suspend the right of redemption with respect to any Fund during any period when (i) trading on the Exchange is restricted or the Exchange is closed, other than customary weekend and holiday closings, (ii) the SEC has by order permitted such suspension or (iii) an emergency, as defined by rules of the SEC, exists making disposal of portfolio securities or determination of the value of the net assets of that Fund not reasonably practicable.

         A shareholder's Fund account remains open for up to one year following complete redemption and all costs during the period will be borne by the Corporation. This permits an investor to resume investments.

Redemption by Wire

                  Shareholders may request to have redemption proceeds wired to their pre-designated bank account. If a request for redemption to a shareholder's bank account is made by telephone or fax, payment will be by Federal Reserve bank wire to the bank account designated on the application, unless a request is made that the redemption check be mailed to the designated bank account. The Institutional Shares do not charge a wire fee.

         Note: Investors designating a savings bank to receive their telephone redemption proceeds are advised that if the savings bank is not a participant in the Federal Reserve System, redemption proceeds must be wired through a commercial bank which is a correspondent of the savings bank. As this may delay receipt by the shareholder's account, it is suggested that investors wishing to use a savings bank discuss wire procedures with their bank and submit any special wire transfer information with the telephone redemption authorization. If appropriate wire information is not supplied, redemption proceeds will be mailed to the designated bank.

Redemption by Telephone

         In order to request redemptions by telephone, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account to which the redemption proceeds are to be sent. Shareholders currently receive the right to redeem up to $100,000 to their address of record automatically, without having to elect it.

         (a) NEW INVESTORS wishing to establish telephone redemption to a pre-designated bank account must complete the appropriate section on the application.

         (b) EXISTING SHAREHOLDERS who wish to establish telephone redemption to a pre-designated bank account or who want to change the bank account previously designated to receive redemption payments should send a letter identifying the account and specifying the exact information to be changed. The letter must be signed exactly as the shareholder's name(s) appears on the account. A signature and a signature guarantee are required for each person in whose name the account is registered.

         Telephone   redemption  is  not   available   with  respect  to  shares
represented by share certificates or shares held in certain retirement accounts.

         The Funds employ procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that the Funds do not follow such procedures, they may be liable for losses due to unauthorized or fraudulent telephone instructions. The Funds will not be liable for acting upon instructions communicated by telephone that they reasonably believe to be genuine.

         Redemption requests by telephone (technically a repurchase by agreement between the Fund and the shareholder) of shares purchased by check will not be accepted until the purchase check has cleared which may take up to seven business days.

Redemption by Mail or Fax

         Any existing share certificates representing shares being redeemed must accompany a request for redemption and be duly endorsed or accompanied by a proper stock assignment form with signatures guaranteed.

         In order to ensure proper authorization before redeeming shares, the Transfer Agent may request additional documents such as, but not restricted to, stock powers, trust instruments, certificates of death, appointments as executor, certificates of corporate authority and waivers of tax (required in some states when settling estates).

         It is suggested that shareholders holding share certificates or shares registered in other than individual names contact the Transfer Agent prior to any redemptions to ensure that all necessary documents accompany the request. When shares are held in the name of a corporation, trust, fiduciary, agent, attorney or partnership, the Transfer Agent requires, in addition to the stock power, certified evidence of authority to sign. These procedures are for the protection of shareholders and should be followed to ensure prompt payment. Redemption requests must not be conditional as to date or price of the redemption. Proceeds of a redemption will be sent within five days after receipt by the Transfer Agent of a request for redemption that complies with the above requirements. Delays of more than seven business days of payment for shares tendered for repurchase or redemption may result, but only until the purchase check has cleared.

Redemption-in-Kind

         Although the Corporation has no present intention of doing so, the Corporation reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase order by making payment in whole or in part in readily marketable securities chosen by the Fund and valued as they are for purposes of computing the Fund's net asset value (a redemption-in-kind). If payment is made in securities, a shareholder may incur transaction expenses in converting these securities into cash. The Corporation has elected, however, to be governed by Rule 18f-1 under the 1940 Act as a result of which the Fund is obligated to redeem shares, with respect to any one shareholder during any 90 day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of that Fund at the beginning of the period.

Minimum balances for Institutional Shares of Scudder Tax Free Money Market Series and Scudder Government Money Market Series

         The initial minimum investment requirement in the Institutional Shares of each Fund is $1,000,000. Shareholders should maintain a share balance worth at least $1,000,000 (which minimum amount may be changed by the Board of Directors).

         Shareholders whose account balance falls below $1,000,000 for at least 30 days may be given 60 days' notice to bring the account back up to $1,000,000 or more. Where a reduction in value has occurred due to a redemption out of the account and the account balance is not increased in 60 days, the Adviser reserves the right to redeem all shares and close the account and send the proceeds to the shareholder's address of record. Reductions in value that result solely from market activity will not trigger an involuntary redemption.

                   FEATURES AND SERVICES OFFERED BY THE FUNDS

The No-Load Concept

         Investors are encouraged to be aware of the full ramifications of mutual fund fee structures, and of how Scudder distinguishes its Scudder Family of Funds from the vast majority of mutual funds available today. The primary distinction is between load and no-load funds.

         Load funds generally are defined as mutual funds that charge a fee for the sale and distribution of fund shares. There are three types of loads: front-end loads, back-end loads, and asset-based 12b-1 fees. 12b-1 fees are distribution-related fees charged against fund assets and are distinct from service fees, which are charged for personal services and/or maintenance of shareholder accounts. Asset-based sales charges and service fees are typically paid pursuant to distribution plans adopted under 12b-1 under the 1940 Act.

         A front-end load is a sales charge, which can be as high as 8.50% of the amount invested. A back-end load is a contingent deferred sales charge, which can be as high as 8.50% of either the amount invested or redeemed. The maximum front-end or back-end load varies, and depends upon whether or not a fund also charges a 12b-1 fee and/or a service fee or offers investors various sales-related services such as dividend reinvestment. The maximum charge for a 12b-1 fee is 0.75% of a fund's average annual net assets, and the maximum charge for a service fee is 0.25% of a fund's average annual net assets.

         A no-load fund does not charge a front-end or back-end load, but can charge a small 12b-1 fee and/or service fee against fund assets. Under the National Association of Securities Dealers Conduct Rules, a mutual fund can call itself a "no-load" fund only if the 12b-1 fee and/or service fee does not exceed 0.25% of a fund's average annual net assets.

         Scudder pioneered the no-load concept when it created the nation's first no-load fund in 1928, and later developed the nation's first family of no-load mutual funds.

Internet access

World  Wide  Web  Site  --  The   address  of  the   Scudder   Funds'   site  is
http://www.scudder.com   (for  Managed  Shares).  The  address  of  the  Scudder
Institutional Funds' site is http://institutionalfunds.scudder.com.

Each site offers guidance on global investing and developing strategies to help meet financial goals and provide access to the Scudder investor relations department via e-mail. The sites also enable users to access or view fund prospectuses and profiles with links between summary information in Profiles and details in the Prospectus. Users can fill out new account forms on-line, order free software, and request literature on funds.

Account Access (for Managed Shares) -- The Adviser is among the first mutual fund families to allow shareholders to manage their fund accounts through the World Wide Web. Scudder Fund shareholders can view a snapshot of current holdings, review account activity and move assets between Scudder Fund accounts.

         The Adviser's personal portfolio capabilities -- known as SEAS (Scudder Electronic Account Services) -- are accessible only by current Scudder Fund shareholders who have set up a Personal Page on Scudder's Web site. Using a secure Web browser, shareholders sign on to their account with their Social Security number and their SAIL password. As an additional security measure, users can change their current password or disable access to their portfolio through the World Wide Web.

         An Account Activity option reveals a financial history of transactions for an account, with trade dates, type and amount of transaction, share price and number of shares traded. For users who wish to trade shares between Scudder Funds, the Fund Exchange option provides a step-by-step procedure to exchange shares among existing fund accounts or to new Scudder Fund accounts.

Dividends and Capital Gains Distribution Options - Managed Shares

         Investors have freedom to choose whether to receive cash or to reinvest any dividends from net investment income or distributions from realized capital gains in additional shares of a Fund. A change of instructions for the method of payment must be received by the Transfer Agent at least five days prior to a dividend record date. Shareholders also may change their dividend option either by calling 1-800-SCUDDER or by sending written instructions to the Transfer Agent. Please include your account number with your written request.

         Reinvestment is usually made at the closing net asset value determined on the business day following the record date. Investors may leave standing instructions with the Transfer Agent designating their option for either reinvestment or cash distribution of any income dividends or capital gains distributions. If no election is made, dividends and distributions will be invested in additional shares of a Fund.

         Investors may also have dividends and distributions automatically deposited in their predesignated bank account through Scudder's DistributionsDirect Program. Shareholders who elect to participate in the DistributionsDirect Program, and whose predesignated checking account of record is with a member bank of the Automated Clearing House Network (ACH) can have income and capital gain distributions automatically deposited to their personal bank account usually within three business days after the Fund pays its distribution. A DistributionsDirect request form can be obtained by calling 1-800-SCUDDER. Confirmation statements will be mailed to shareholders as notification that distributions have been deposited.

         Investors choosing to participate in Scudder's Automatic Withdrawal Plan must reinvest any dividends or capital gains. For most retirement plan accounts, the reinvestment of dividends and capital gains is also required.

Reports to Shareholders

         The Corporation issues shareholders unaudited semiannual financial statements and annual financial statements audited by independent accountants, including a list of investments held and statements of assets and liabilities, operations, changes in net assets and financial highlights. The Corporation presently intends to distribute to shareholders informal quarterly reports during the intervening quarters, containing a statement of the investments of the Funds.

Transaction Summaries

         Annual summaries of all transactions in each Fund account are available to shareholders. The summaries may be obtained by calling 1-800-SCUDDER for Managed Shares or 1-800-537-3177 for Institutional Shares.

                           THE SCUDDER FAMILY OF FUNDS

         The Scudder Family of Funds is America's first family of mutual funds and the nation's oldest family of no-load mutual funds; a list of Scudder's funds follows.

MONEY MARKET

         Scudder U.S. Treasury Money Fund

         Scudder Cash Investment Trust

         Scudder Money Market Series+

         Scudder Government Money Market Series+


--------------------------------------
+ The institutional class of shares is not part of the Scudder Family of Funds.

TAX FREE MONEY MARKET

         Scudder Tax Free Money Fund

         Scudder Tax Free Money Market Series+

         Scudder California Tax Free Money Fund*

         Scudder New York Tax Free Money Fund*

TAX FREE

         Scudder Limited Term Tax Free Fund

         Scudder Medium Term Tax Free Fund

         Scudder Managed Municipal Bonds

         Scudder High Yield Tax Free Fund

         Scudder California Tax Free Fund*

         Scudder Massachusetts Limited Term Tax Free Fund*

         Scudder Massachusetts Tax Free Fund*

         Scudder New York Tax Free Fund*

         Scudder Ohio Tax Free Fund*

         Scudder Pennsylvania Tax Free Fund*

U.S. INCOME

         Scudder Short Term Bond Fund

         Scudder GNMA Fund

         Scudder Income Fund

         Scudder Corporate Bond Fund

         Scudder High Yield Bond Fund

GLOBAL INCOME

         Scudder Global Bond Fund

         Scudder International Bond Fund

         Scudder Emerging Markets Income Fund

--------------------------------------
* These funds are not available for sale in all states. For information, contact Scudder Investor Services, Inc.

ASSET ALLOCATION

         Scudder Pathway Series: Conservative Portfolio

         Scudder Pathway Series: Balanced Portfolio

         Scudder Pathway Series: Growth Portfolio

         Scudder Pathway Series: International Portfolio

U.S. GROWTH AND INCOME

         Scudder Balanced Fund

         Scudder Dividend & Growth Fund

         Scudder Growth and Income Fund

         Scudder Select 500 Fund

         Scudder 500 Index Fund

         Scudder Real Estate Investment Fund

U.S. GROWTH

     Value

         Scudder Large Company Value Fund

         Scudder Value Fund**

         Scudder Small Company Value Fund

         Scudder Micro Cap Fund

     Growth

         Scudder Classic Growth Fund**

         Scudder Large Company Growth Fund

         Scudder Select 1000 Growth Fund

         Scudder Development Fund

         Scudder 21st Century Growth Fund

GLOBAL EQUITY

     Worldwide

         Scudder Global Fund

----------------------------------
**       Only the Scudder Shares are part of the Scudder Family of Funds.

         Scudder International Value Fund

         Scudder International Growth and Income Fund

         Scudder International Fund***

         Scudder International Growth Fund

         Scudder Global Discovery Fund**

         Scudder Emerging Markets Growth Fund

         Scudder Gold Fund

     Regional

         Scudder Greater Europe Growth Fund

         Scudder Pacific Opportunities Fund

         Scudder Latin America Fund

         The Japan Fund, Inc.

INDUSTRY SECTOR FUNDS

     Choice Series

         Scudder Financial Services Fund

         Scudder Health Care Fund

         Scudder Technology Fund

SCUDDER PREFERRED SERIES

         Scudder Tax Managed Growth Fund

         Scudder Tax Managed Small Company Fund

         The net asset values of most Scudder funds can be found daily in the "Mutual Funds" section of The Wall Street Journal under "Scudder Funds," and in other leading newspapers throughout the country. Investors will notice the net asset value and offering price are the same, reflecting the fact that no sales commission or "load" is charged on the sale of shares of the Scudder funds. The latest seven-day yields for the money-market funds can be found every Monday and Thursday in the "Money-Market Funds" section of The Wall Street Journal. This information also may be obtained by calling the Scudder Automated Information Line (SAIL) at 1-800-343-2890 (for Managed Shares only) or 1-800-537-1988 (for Institutional Shares)

         Certain Scudder funds or classes thereof may not be available for purchase or exchange. For more information, please call 1-800-225-5163 (for Managed Shares) or 1-800-537-3177 (for Institutional Shares).



-----------------------------------
***      Only the International Shares are part of the Scudder Family of Funds.

                              SPECIAL PLAN ACCOUNTS

         The information regarding Special Plan Accounts does not apply to Institutional Shares of Scudder Tax Free Money Market Series or Scudder Government Money Market Series.

         Detailed information on any Scudder investment plan, including the applicable charges, minimum investment requirements and disclosures made pursuant to Internal Revenue Service (the "IRS") requirements, may be obtained by contacting Scudder Investor Services, Inc., Two International Place, Boston, Massachusetts 02110-4103 or by calling toll free, 1-800-SCUDDER. The discussions of the plans below describe only certain aspects of the federal income tax treatment of the plan. The state tax treatment may be different and may vary from state to state. It is advisable for an investor considering the funding of the investment plans described below to consult with an attorney or other investment or tax adviser with respect to the suitability requirements and tax aspects thereof.

         Shares of each Fund may also be a permitted investment under profit sharing and pension plans and IRAs other than those offered by the Fund's distributor depending on the provisions of the relevant plan or IRA.

         None of the plans assures a profit or guarantees protection against depreciation, especially in declining markets.

Scudder Retirement Plans: Profit-Sharing and Money Purchase Pension Plans for Corporations and Self-Employed Individuals

         Shares of each Fund may be purchased as the investment medium under a plan in the form of a Scudder Profit-Sharing Plan (including a version of the Plan which includes a cash-or-deferred feature) or a Scudder Money Purchase Pension Plan (jointly referred to as the Scudder Retirement Plans) adopted by a corporation, a self-employed individual or a group of self-employed individuals (including sole proprietorships and partnerships), or other qualifying organization. Each of these forms was approved by the IRS as a prototype. The IRS's approval of an employer's plan under Section 401(a) of the Internal Revenue Code will be greatly facilitated if it is in such approved form. Under certain circumstances, the IRS will assume that a plan, adopted in this form, after special notice to any employees, meets the requirements of Section 401(a) of the Internal Revenue Code as to form.

Scudder 401(k): Cash or Deferred Profit-Sharing Plan for Corporations and Self-Employed Individuals

         Shares of each Fund may be purchased as the investment medium under a plan in the form of a Scudder 401(k) Plan adopted by a corporation, a self-employed individual or a group of self-employed individuals (including sole proprietors and partnerships), or other qualifying organization. This plan has been approved as a prototype by the IRS.

Scudder IRA:  Individual Retirement Account

         Shares of each Fund may be purchased as the underlying investment for an Individual Retirement Account ("IRA") which meets the requirements of Section 408(a) of the Internal Revenue Code.

         A single individual who is not an active participant in an employer-maintained retirement plan, a simplified employee pension plan, or a tax-deferred annuity program (a "qualified plan"), and a married individual who is not an active participant in a qualified plan and whose spouse is also not an active participant in a qualified plan, are eligible to make tax deductible contributions of up to $2,000 to an IRA prior to the year such individual attains age 70 1/2. In addition, certain individuals who are active participants in qualified plans (or who have spouses who are active participants) are also eligible to make tax-deductible contributions to an IRA; the annual amount, if any, of the contribution which such an individual will be eligible to deduct will be determined by the amount of his, her, or their adjusted gross income for the year. Whenever the adjusted gross income limitation prohibits an individual from contributing what would otherwise be the maximum tax-deductible contribution he or she could make, the individual will be eligible to contribute the difference to an IRA in the form of nondeductible contributions.

         An eligible individual may contribute as much as $2,000 of qualified income (earned income or, under certain circumstances, alimony) to an IRA each year (up to $2,000 per individual for married couples, even if only one spouse has earned income). All income and capital gains derived from IRA investments are reinvested and compound tax-deferred until distributed. Such tax-deferred compounding can lead to substantial retirement savings.

Scudder Roth IRA:  Individual Retirement Account

         Shares of each Fund may be purchased as the underlying investment for a Roth Individual Retirement Account ("Roth IRA") which meets the requirements of
Section 408A of the Internal Revenue Code.

         A single individual earning below $95,000 can contribute up to $2,000 per year to a Roth IRA. The maximum contribution amount diminishes and gradually falls to zero for single filers with adjusted gross incomes ranging from $95,000 to $110,000. Married couples earning less than $150,000 combined, and filing jointly, can contribute a full $4,000 per year ($2,000 per IRA). The maximum contribution amount for married couples filing jointly phases out from $150,000 to $160,000.

         An eligible individual can contribute money to a traditional IRA and a Roth IRA as long as the total contribution to all IRAs does not exceed $2,000. No tax deduction is allowed under Section 219 of the Internal Revenue Code for contributions to a Roth IRA. Contributions to a Roth IRA may be made even after the individual for whom the account is maintained has attained age 70 1/2.

         All income and capital gains derived from Roth IRA investments are reinvested and compounded tax-free. Such tax-free compounding can lead to substantial retirement savings. No distributions are required to be taken prior to the death of the original account holder. If a Roth IRA has been established for a minimum of five years, distributions can be taken tax-free after reaching age 59 1/2, for a first-time home purchase ($10,000 maximum, one-time use) or upon death or disability. All other distributions of earnings from a Roth IRA are taxable and subject to a 10% tax penalty unless an exception applies. Exceptions to the 10% penalty include: disability, certain medical expenses, the purchase of health insurance for an unemployed individual and qualified higher education expenses.

         An individual with an income of $100,000 or less (who is not married filing separately) can roll his or her existing IRA into a Roth IRA. However, the individual must pay taxes on the taxable amount in his or her traditional IRA. Individuals who complete the rollover in 1998 will be allowed to spread the tax payments over a four-year period. After 1998, all taxes on such a rollover will have to be paid in the tax year in which the rollover is made.

Scudder 403(b) Plan

         Shares of the Fund may also be purchased as the underlying investment for tax sheltered annuity plans under the provisions of Section 403(b)(7) of the Internal Revenue Code. In general, employees of tax-exempt organizations described in Section 501(c)(3) of the Internal Revenue Code (such as hospitals, churches, religious, scientific, or literary organizations and educational institutions) or a public school system are eligible to participate in a 403(b) plan.

Automatic Withdrawal Plan

         Non-retirement plan shareholders may establish an Automatic Withdrawal Plan to receive monthly, quarterly or periodic redemptions from his or her account for any designated amount of $50 or more. Shareholders may designate which day they want the automatic withdrawal to be processed. The check amounts may be based on the redemption of a fixed dollar amount, fixed share amount, percent of account value or declining balance. The Plan provides for income dividends and capital gains distributions, if any, to be reinvested in additional shares. Shares are then liquidated as necessary to provide for withdrawal payments. Since the withdrawals are in amounts selected by the investor and have no relationship to yield or income, payments received cannot be considered as yield or income on the investment and the resulting liquidations may deplete or possibly extinguish the initial investment and any reinvested dividends and capital gains distributions. Requests for increases in withdrawal amounts or to change the payee must be submitted in writing, signed exactly as the account is registered, and contain signature guarantee(s). Any such requests must be received by the Fund's Transfer Agent ten days prior to the date of the first automatic withdrawal. An Automatic Withdrawal Plan may be terminated at any time by the shareholder, the Corporation or its agent on written notice, and will be terminated when all shares of the Fund under the Plan have been liquidated or upon receipt by the Corporation of notice of death of the shareholder.

         An Automatic Withdrawal Plan request form can be obtained by calling 1-800-SCUDDER.

Group or Salary Deduction Plan

         An investor may join a Group or Salary Deduction Plan where satisfactory arrangements have been made with Scudder Investor Services, Inc. for forwarding regular investments through a single source. The minimum annual investment is $240 per investor which may be made in monthly, quarterly, semiannual or annual payments. The minimum monthly deposit per investor is $20. Except for trustees or custodian fees for certain retirement plans, at present there is no separate charge for maintaining group or salary deduction plans; however, the Corporation and its agents reserve the right to establish a maintenance charge in the future depending on the services required by the investor.

         The Corporation reserves the right, after notice has been given to the shareholder, to redeem and close a shareholder's account in the event that the shareholder ceases participating in the group plan prior to investment of $1,000 per individual or in the event of a redemption which occurs prior to the accumulation of that amount or which reduces the account value to less than $1,000 and the account value is not increased to $1,000 within a reasonable time after notification. An investor in a plan who has not purchased shares for six months shall be presumed to have stopped making payments under the plan.


Uniform Transfers/Gifts to Minors Act

         Grandparents, parents or other donors may set up custodian accounts for minors. The minimum initial investment is $1,000 unless the donor agrees to continue to make regular share purchases for the account through Scudder's Automatic Investment Plan (AIP). In this case, the minimum initial investment is $500.

         The Corporation reserves the right, after notice has been given to the shareholder and custodian, to redeem and close a shareholder's account in the event that regular investments to the account cease before the $1,000 minimum is reached.

                                    DIVIDENDS

         The Corporation declares dividends on the outstanding shares of each Fund from each Fund's net investment income at the close of each business day to shareholders of record at 2:00 p.m. for the Tax Free Fund and 4:00 p.m. for the Government Fund on the day of declaration. Realized capital gains and losses (other than long-term capital gains) may be taken into account in determining the daily distribution. Shares purchased will begin earning dividends on the day the purchase order is executed and shares redeemed will earn dividends through the previous day. Net investment income for a Saturday, Sunday or holiday will be declared as a dividend on the previous business day to shareholders of record at 2:00 p.m. for the Tax Free Fund and 4:00 p.m. for the Government Fund on that day.

         Investment income for a Fund includes, among other things, interest income and accretion of market and original issue discount and amortization of premium.

         Dividends declared in and attributable to the preceding month will be paid on the first business day of each month. Net realized capital gains, after utilization of capital loss carryforwards, if any, will be distributed annually, although an additional distribution may be necessary to prevent the application of a federal excise tax. Dividends and distributions will be invested in additional shares of the same class of the Fund at net asset value and credited to the shareholder's account on the payment date or, at the shareholder's election, paid in cash. Dividend checks and Statements of Account will be mailed approximately two business days after the payment date. Each Fund forwards to the Custodian the monies for dividends to be paid in cash on the payment date.

         Shareholders who redeem all their shares prior to a dividend payment will receive, in addition to the redemption proceeds, dividends declared but unpaid. Shareholders who redeem only a portion of their shares will be entitled to all dividends declared but unpaid on such shares on the next dividend payment date.

                             PERFORMANCE INFORMATION

         From time to time, quotations of each Fund's performance may be included in advertisements, sales literature or reports to shareholders or prospective investors. Performance information will be calculated separately for each class of a Fund's shares. Because each class of shares is subject to different expenses, the net yield of each class of a particular Fund for the same period may differ. Performance information enumerated below is based on the following periods for each class of Scudder Tax Free Money Market Series and Scudder Government Money Market Series: Institutional Shares for the period from January 1, 1999 through May 31, 1999 and for the period from December 31, 1997 through December 31, 1998, and Managed Shares for the period from January 1, 1999 through May 31, 1999 and for the period from December 31, 1997 through December 31, 1998. These performance figures may be calculated in the following manner:

Yield

         The Corporation makes available various yield quotations with respect to shares of each Fund. The annualized yield for the Tax Free Fund and Government Fund for the seven-day period ended May 31, 1999 for the Institutional Shares was 3.01% and 4.59%, respectively; and for the Managed Shares was 2.77% and 4.46%, respectively.

          Each Fund's yield may fluctuate daily and does not provide a basis for determining future yields. The foregoing yields were computed separately for each class of each Fund by determining the net change in value, exclusive of capital changes, of a hypothetical account having a balance of one share at the beginning of the period, dividing the net change in value by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by 365/7, with the resulting yield figure carried to the nearest hundredth of one percent. The net change in value of an account consists of the value of additional shares purchased with dividends from the original share plus dividends declared on both the original share and any such additional shares (not including realized gains or losses and unrealized appreciation or depreciation) less applicable expenses, including the management fee payable to the Adviser.

         Current yield for each Fund will fluctuate from time to time, unlike bank deposits or other investments that pay a fixed yield for a stated period of time, and do not provide a basis for determining future yields. Yield is a function of portfolio quality, composition, maturity and market conditions as well as expenses allocated to such Funds. Yield information may be useful in reviewing the performance of a Fund and for providing a basis for comparison with investment alternatives. The yield of a Fund, however, may not be comparable to investment alternatives because of differences in the foregoing variables and differences in the methods used to value portfolio securities and compute expenses.

Effective Yield

         The effective yield for each Fund is calculated in a similar fashion to yield, except that the seven-day period return is compounded by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula:

              EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1)^365/7] - 1

         The effective yields (i.e., on a compound basis, assuming the daily reinvestment of dividends) for the Tax Free Fund and the Government Fund for the seven-day period ended May 31, 1999 for the Institutional Shares was 3.06% and 4.70%, respectively; and for the Managed Shares was 2.81% and 4.56%, respectively.

Average Annual Total Return

         Average annual total return is the average annual compound rate of return for periods of one year, five years, and ten years and the life of a Fund, where applicable, all ended on the last day of a recent calendar quarter and is calculated separately for each class of each Fund. Average annual total return quotations reflect changes in the price of a Fund's shares, if any, and assume that all dividends and capital gains distributions during the respective periods were reinvested in the same class of Fund shares. Average annual total return is calculated by finding the average annual compound rates of return of a hypothetical investment over such periods, according to the following formula (average annual total return is then expressed as a percentage):

                               T = (ERV/P)^1/n - 1

Where:
                T         =         Average Annual Total Return
                P         =         a hypothetical initial investment of $1,000
                n         =         number of years
                ERV       =         ending  redeemable  value: ERV is the value,
                                    at the end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period.

          Average Annual Total Return for periods ended May 31, 1999^(1)

                                                          Since
                                                       Inception*       One Year      Five Years      Ten Years
Institutional Shares
     Scudder Tax Free Money Market Series                  3.22%          3.05%           N/A            N/A
     Scudder Government Money Market Series                5.18%          4.97%           N/A            N/A
Managed Shares
     Scudder Tax Free Money Market Series                  -              2.83%          4.94%           5.04%
     Scudder Government Money Market Series                -              4.67%          4.81%           5.23%

* The Institutional Shares of Scudder Tax Free Money Market Series and Scudder Government Money Market Series commenced operations on August 4, 1997.

(1) The Adviser maintained Fund expenses for the fiscal year ending May 31, 1999. The Average Annual Total Return for the fiscal year ended May 31, 1999 would have been lower if the Adviser had not maintained expenses.

Cumulative Total Return

         Cumulative total return is the cumulative rate of return on a hypothetical initial investment of $1,000 for a specified period. Cumulative total return quotations reflect changes in the price of a Fund's shares and assume that all dividends and capital gains distributions during the period were reinvested in Fund shares. Cumulative total return is calculated separately for each class of shares of a Fund by finding the cumulative rates of return of a hypothetical investment over such periods, according to the following formula (cumulative total return is then expressed as a percentage):

                                 C = (ERV/P) - 1

            Where:

        C         =         Cumulative Total Return
        P         =         a hypothetical initial investment of $1,000
        ERV       =         ending  redeemable  value: ERV is the value,
                            at the end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period.

            Cumulative Total Return for periods ended May 31, 1999^(1)

                                                         Since         One Year      Five Years     Ten Years
                                                       Inception*
Institutional Shares
     Scudder Tax Free Money Market Series                3.95%         3.05%              N/A           N/A
     Scudder Government Money Market Series              6.47%         4.97%              N/A           N/A
Managed Shares
     Scudder Tax Free Money Market Series                  -           2.83%             15.86%        38.47%
     Scudder Government Money Market Series                -           4.67%             27.29%        63.56%

* The Institutional Shares of Scudder Tax Free Money Market Series and Scudder Government Money Market Series commenced operations on August 4, 1997.

(1) The Adviser maintained Fund expenses for the fiscal year ending May 31, 1999. The Average Annual Total Return for the fiscal year ended May 31, 1999 would have been lower if the Adviser had not maintained expenses.

Total Return

         Total return is the rate of return on an investment for a specified period of time calculated in the same manner as cumulative total return.

Tax-Equivalent Yield

         For the Scudder Tax Free Money Market Series, Tax-Equivalent Yield is the net annualized taxable yield needed to produce a specified tax-exempt yield at a given tax rate based on a specified 30 day (or one month) period assuming semiannual compounding of income. Tax-equivalent yield is calculated separately for each class of shares of a Fund by dividing that portion of the Fund's yield (as computed in the yield description above) which is tax-exempt by one minus a stated income tax rate and adding the product to that portion, if any, of the yield of the Fund that is not tax-exempt. Thus, taxpayers with a federal tax rate of 39.6% would need to earn a taxable yield of 4.72% to receive after-tax income equal to the 2.85% tax-free yield for Scudder Tax Free Money Market Series Managed Shares for the 30 day period ended May 31, 1999, and would need to earn a taxable yield of 5.10% to receive after-tax income equal to the 3.08% tax-free yield for Scudder Tax Free Money Market Series Institutional Shares for the 30 day period ended May 31, 1999.

Comparison of Fund Performance

         In  connection  with   communicating  its  performance  to  current  or
prospective shareholders, the Funds also may compare these figures to the performance of unmanaged indices which may assume reinvestment of dividends or interest but generally do not reflect deductions for administrative and management costs.

         From time to time, in advertising and marketing literature, a Fund's performance may be compared to the performance of broad groups of mutual funds with similar investment goals, as tracked by independent organizations.

         From time to time, in marketing and other Fund literature, Directors and officers of a Fund, the Fund's portfolio manager, or members of the portfolio management team may be depicted and quoted to give prospective and current shareholders a better sense of the outlook and approach of those who manage the Fund. In addition, the amount of assets that the Adviser has under management in various geographical areas may be quoted in advertising and marketing materials.

         The Funds may be advertised as an investment choice in Scudder's college planning program.

         Marketing and other Fund literature may include a description of the potential risks and rewards associated with an investment in a Fund. The description may include a "risk/return spectrum" which compares the Funds to other Scudder funds or broad categories of funds, such as money market, bond or equity funds, in terms of potential risks and returns. Money market funds are designed to maintain a constant $1.00 share price and have a fluctuating yield. Share price, yield and total return of a bond fund will fluctuate. The share price and return of an equity fund also will fluctuate. The description may also compare the Funds to bank products, such as certificates of deposit. Unlike mutual funds, certificates of deposit are insured up to $100,000 by the U.S. government and offer a fixed rate of return.

         Because bank products guarantee the principal value of an investment and money market funds seek stability of principal, these investments are considered to be less risky than investments in either bond or equity funds, which may involve the loss of principal. However, all long-term investments, including investments in bank products, may be subject to inflation risk, which is the risk of erosion of the value of an investment as prices increase over a long time period. The risks/returns associated with an investment in bond or equity funds depend upon many factors. For bond funds these factors include, but are not limited to, a fund's overall investment objective, the average portfolio maturity, credit quality of the securities held, and interest rate movements. For equity funds, factors include a fund's overall investment objective, the types of equity securities held and the financial position of the issuers of the securities. The risks/returns associated with an investment in international bond or equity funds also will depend upon currency exchange rate fluctuation.

         A risk/return spectrum generally will position the various investment categories in the following order: bank products, money market funds, bond funds and equity funds. Shorter-term bond funds generally are considered less risky and offer the potential for less return than longer-term bond funds. The same is true of domestic bond funds relative to international bond funds, and bond funds that purchase higher quality securities relative to bond funds that purchase lower quality securities. Growth and income equity funds are generally considered to be less risky and offer the potential for less return than growth funds. In addition, international equity funds usually are considered more risky than domestic equity funds but generally offer the potential for greater return.

         Evaluation of Fund performance or other relevant statistical information made by independent sources may also be used in advertisements concerning a Fund, including reprints of, or selections from, editorials or articles about a Fund.

                                   THE PROGRAM

         Scudder Treasurers Trust(TM) (the "Program") is a corporate and institutional cash investment program with respect to the Funds. The Program is designed especially for treasurers and financial officers of small and middle-sized corporations and financial institutions. The Funds reduce substantially the costs and inconvenience of direct investment in individual securities. They help reduce risk by diversifying investments across a broad range of securities. They also provide flexibility since shares can be redeemed from or exchanged between any of the Funds at no extra cost with the exception of the Institutional Shares which are not exchangeable.

         The Funds seek to provide busy executives with assistance in the professional management of their cash reserves. These executives frequently engage experts (meaning experienced professionals) for services requiring specialized knowledge and expertise. The investment of liquid assets is one such service. Each of the Funds has a different objective and offers full-time professional reserve asset management, which is frequently not available from traditional cash management providers. The Program can help institutional cash managers take advantage of today's investment opportunities and techniques to improve the performance of their liquid assets.

         The Funds allow small and middle-sized businesses and other institutions to take advantage of the investment management services of the Adviser. The Adviser's investment counsel clients include corporations, foundations, institutions, insurance companies, endowments, trusts, retirement plans and individuals.

         The Funds also anticipate lower expense ratios than those of money market mutual funds designed for individual investors because the Funds' average account balances are normally higher than those of the average money market fund. The Program also offers special services designed for the convenience of corporate and institutional treasurers.

         Each of the Funds seeks to provide the combination of price stability, liquidity and current income that treasurers often require for liquid assets such as operating reserves.

                            ORGANIZATION OF THE FUNDS

         The Corporation was formed on June 18, 1982 under the laws of the State of Maryland. The authorized capital stock of the Corporation consists of 13,000,000,000 shares having a par value of $.001 per share. The Company's Charter authorize the Board of Directors to classify or reclassify any unissued shares of capital stock. Pursuant to that authority, the Board of Directors has created twenty-eight series, twenty-five of which are not currently offered but which may be in the future.

         The Board of Directors has subdivided the three active series, Scudder Money Market Series, Scudder Tax Free Money Market Series and Scudder Government Money Market Series (the "Funds"), into classes. Each Fund has two classes of Capital Stock, to be referred to for all purposes as "Managed Shares" and "Institutional Shares," and with respect to Scudder Money Market Series, two additional classes of Capital Stock, to be referred to for all purposes as "Premium Money Market Shares" and "Prime Reserve Money Market Shares."

         After giving effect to the above classifications of Capital Stock, with respect to these three Funds, the Corporation has classified seven billion seven hundred seventy-five million (7,775,000,000) shares of its authorized Capital Stock as the Scudder Money Market Series, which is further classified into eight hundred million (800,000,000) Managed Shares, three billion six hundred fifteen million (3,615,000,000) Institutional Shares, two billion one hundred eighty million (2,180,000,000) Premium Money Market Shares and one billion one hundred eighty million (1,180,000,000) Prime Reserve Money Market Shares; one billion (1,000,000,000) shares of its authorized Capital Stock as the Scudder Tax Free Money Market Series, which is further classified into five hundred million (500,000,000) Managed Shares and five hundred million (500,000,000) Institutional Shares; and three billion (3,000,000,000) shares of its authorized Capital Stock as the Scudder Government Money Market Series, which is further classified into one billion five hundred million (1,500,000,000) Managed Shares and one billion five hundred million (1,500,000,000) Institutional Shares.

         Each share of each class of a Fund shall be entitled to one vote (or fraction thereof in respect of a fractional share) on matters that such shares shall be entitled to vote. Shareholders of each Fund shall vote together on any matter, except to the extent otherwise required by the 1940 Act, or when the Board of Directors of the Corporation has determined that the matter affects only the interest of shareholders of one or more classes of a Fund, in which case only the shareholders of such class or classes of that Fund shall be entitled to vote thereon. Any matter shall be deemed to have been effectively acted upon with respect to a Fund if acted upon as provided in Rule 18f-2 under the 1940 Act, or any successor rule, and in the Corporation's Charter. As used in this Statement of Additional Information, the term "majority," when referring to the approvals to be obtained from shareholders in connection with general matters affecting the Funds and all additional portfolios (e.g., election of directors), means the vote of the lesser of (i) 67% of the Corporation's shares represented at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy, or (ii) more than 50% of the Corporation's outstanding shares. The term "majority," when referring to the approvals to be obtained from shareholders in connection with matters affecting a single Fund, class or any other single portfolio (e.g., annual approval of investment management contracts), means the vote of the lesser of (i) 67% of the shares of the portfolio represented at a meeting if the holders of more than 50% of the outstanding shares of the class or portfolio are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the portfolio. Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held.

         Each share of a Fund of the Corporation represents an equal proportionate interest in that Fund with each other share of the same Fund and is entitled to such dividends and distributions out of the income earned on the assets belonging to that Fund as are declared in the discretion of the Corporation's Board of Directors. In the event of the liquidation or dissolution of the Corporation, shares of a Fund are entitled to receive the assets attributable to that Fund that are available for distribution, and a proportionate distribution, based upon the relative net assets of the Funds, of any general assets not attributable to a Fund that are available for distribution.

         Shareholders are not entitled to any preemptive rights. All shares, when issued, will be fully paid and non-assessable by the Corporation.

                               INVESTMENT ADVISER

         Scudder Kemper Investments, Inc. (the "Adviser"), an investment counsel firm, acts as investment adviser to the Funds. This organization, the predecessor of which is Scudder, Stevens & Clark, Inc., is one of the most experienced investment counsel firms in the U. S. It was established as a partnership in 1919 and pioneered the practice of providing investment counsel to individual clients on a fee basis. In 1928 it introduced the first no-load mutual fund to the public. In 1953 the Adviser introduced Scudder International Fund, Inc., the first mutual fund available in the U.S. investing internationally in securities of issuers in several foreign countries. The predecessor firm reorganized from a partnership to a corporation on June 28, 1985. On December 31, 1997, Zurich Insurance Company ("Zurich") acquired a majority interest in the Adviser, and Zurich Kemper Investments, Inc., a Zurich subsidiary, became part of the Adviser. The Adviser's name changed to Scudder Kemper Investments, Inc. On September 7, 1998, the businesses of Zurich (including Zurich's 70% interest in Scudder Kemper) and the financial services businesses of B.A.T Industries p.l.c. ("B.A.T") were combined to form a new global insurance and financial services company known as Zurich Financial
Services Group. By way of a dual holding company structure, former Zurich shareholders initially owned approximately 57% of Zurich Financial Services Group, with the balance initially owned by former B.A.T shareholders.

         Founded  in  1872,  Zurich  is  a  multinational,   public  corporation
organized under the laws of Switzerland. Its home office is located at Mythenquai 2, 8002 Zurich, Switzerland. Historically, Zurich's earnings have resulted from its operations as an insurer as well as from its ownership of its subsidiaries and affiliated companies (the "Zurich Insurance Group"). Zurich and the Zurich Insurance Group provide an extensive range of insurance products and services and have branch offices and subsidiaries in more than 40 countries throughout the world.


         The principal source of the Adviser's income is professional fees received from providing continuous investment advice. Today, it provides investment counsel for many individuals and institutions, including insurance companies, colleges, industrial corporations, and financial and banking organizations as well as providing investment advice to over 280 open and closed-end mutual funds.


         The Adviser maintains a large research department, which conducts continuous studies of the factors that affect the position of various industries, companies and individual securities. The Adviser receives published reports and statistical compilations from issuers and other sources, as well as analyses from brokers and dealers who may execute portfolio transactions for the Adviser's clients. However, the Adviser regards this information and material as an adjunct to its own research activities. The Adviser's international investment management team travels the world, researching hundreds of companies. In selecting the securities in which the Funds may invest, the conclusions and investment decisions of the Adviser with respect to the Funds are based primarily on the analyses of its own research department.

         Certain investments may be appropriate for a fund and also for other clients advised by the Adviser. Investment decisions for a fund and other clients are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment and the size of their investments generally. Frequently, a particular security may be bought or sold for only one client or in different amounts and at different times for more than one but less than all clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In addition, purchases or sales of the same security may be made for two or more clients on the same day. In such event, such transactions will be allocated among the clients in a manner believed by the Adviser to be equitable to each. In some cases, this procedure could have an adverse effect on the price or amount of the securities purchased or sold by a fund. Purchase and sale orders for a fund may be combined with those of other clients of the Adviser in the interest of achieving the most favorable net results to that fund.

         In certain cases, the investments for a fund are managed by the same individuals who manage one or more other mutual funds advised by the Adviser, that have similar names, objectives and investment styles. You should be aware that the Funds are likely to differ from these other mutual funds in size, cash flow pattern and tax matters. Accordingly, the holdings and performance of the Funds can be expected to vary from those of these other mutual funds.

         The present investment management agreements (the "Agreements") were approved by the Directors on July 30, 1999. The Agreements will continue in effect until September 30, 2000 and from year to year thereafter only if their continuance is approved annually by the vote of a majority of those Directors who are not parties to such Agreements or interested persons of the Adviser or the Corporation, cast in person at a meeting called for the purpose of voting on such approval, and either by a vote of the Corporation's Directors or of a majority of the outstanding voting securities of the Fund. The Agreements may be terminated at any time without payment of penalty by either party on sixty days' written notice and automatically terminate in the event of its assignment.

         Subject to policies established by the Corporation's Board of Directors, which has overall responsibility for the business and affairs of each Fund, the Adviser manages the operations of each Fund. In addition to providing advisory services, the Adviser furnishes office space and certain facilities and personnel required for conducting the business of the Funds and the Adviser pays the compensation of the Corporation's officers, directors and employees affiliated with the Adviser or its affiliates. Although the Adviser currently pays the compensation, as well as certain expenses, of all officers and employees of the Corporation who are affiliated with the Adviser or its affiliates, the terms of the investment management agreements state that the Adviser is not obligated to pay the compensation and expenses of the Corporation's clerical employees other than those providing advisory services. The Adviser, however, has represented to the Corporation's Board of Directors that its current intention is to continue to pay such compensation and expenses.

         Under the Investment Management Agreement between each Fund and the Adviser (each, an "Agreement," and collectively, the "Agreements"), each Fund agrees to pay the Adviser a fee equal to a rate of 1/12 of 0.25% of each Fund's average daily net assets, computed and accrued daily and payable monthly. As manager of the assets of each Fund, the Adviser directs the investments of each Fund in accordance with its investment objectives, policies and restrictions. The Adviser determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by each Fund. In addition to portfolio management services, the Adviser provides certain administrative services in accordance with the Agreement.

         Under each Agreement, the Adviser regularly provides investment management of the assets of each Fund in accordance with the investment objectives, policies and restrictions set forth, and determines what securities shall be purchased each Fund, what securities shall be held or sold by each Fund, and what portion of each Fund's assets shall be held uninvested, subject always to the provisions of each Fund's Articles of Incorporation and By-Laws, and of the 1940 Act and to each Fund's investment objectives, policies and restrictions, and subject further to such policies and instructions as the Directors of each Fund may from time to time establish. The Adviser also advises and assists the officers of each Fund in taking such steps as are necessary or appropriate to carry out the decisions of its Directors and the appropriate committees of the Directors regarding the conduct of the business of each Fund.

         The Adviser furnishes the Funds' Boards of Directors periodic reports on the investment performance of each Fund and on the performance of its obligations regarding this agreement as well as additional reports and information as the Corporation's officers or Board of Directors shall reasonably request.

         The Adviser furnishes for the use of each Fund office space and facilities in the United States as each Fund may require for its reasonable needs, and also renders significant administrative services (not otherwise provided by third parties) necessary for each Fund's operations as an open-end investment company including, but not limited to, preparing reports and notices to the Directors and shareholders; supervising, negotiating contractual arrangements with, to the extent appropriate, and monitoring various third-party service providers to each Fund (such as each Fund's Transfer Agent, pricing agents, custodian, accountants and others); preparing and making filings with the SEC and other regulatory agencies; assisting in the preparation and filing of each Fund's federal, state and local tax returns; preparing and filing each Fund's federal excise tax returns; assisting with investor and public relations matters; monitoring the valuation of securities and the calculation of net asset value; monitoring the registration of shares of each Fund under applicable federal and state securities laws; maintaining or causing to be maintained for each Fund all books, record and reports to the extent not otherwise maintained by a third party; assisting in establishing accounting policies of each Fund; assisting in the resolution of accounting and legal issues; establishing and monitoring each Fund's operating budget; processing the payment of each Fund's bills; assisting each Fund in, and otherwise arranging for, the payment of distributions and dividends, and otherwise assisting each Fund in the conduct of its business, subject to the direction and control of the Directors.

         Each Agreement also provides that each Fund is granted a nonexclusive right and sublicense to use the "Scudder" name and mark as part of the Corporation's name, and the Scudder Marks in connection with the Corporation's investment product and services.

         The Adviser pays the compensation and expenses of all affiliated Directors and executive employees of each Fund and makes available, without expense to each Fund, the services of such Directors, officers and employees as may duly be elected Directors, officers or employees of the Fund, subject to their individual consent to serve and to any limitations imposed by law, and pays each Fund's office rent and provides investment advisory, research and statistical facilities and all clerical services relating to research, statistical and investment work.

         For each Fund's fiscal period from January 1, 1999 to May 31, 1999, the Adviser did not impose fees of $76,896, and $110,678, respectively, and did impose fees of $51,263, and $166,017, respectively, for the Scudder Tax Free Money Market Series, and Scudder Government Money Market Series, respectively.

         For each Fund's fiscal year ended December 31, 1998, the Adviser did not impose fees of $246,650, and $157,381, respectively, and did impose fees of $370,362, and $104,657, respectively, for the Scudder Tax Free Money Market Series, and Scudder Government Money Market Series, respectively.

         For each Fund's fiscal year ended December 31, 1997, the Adviser did not impose fees of $69,182, and $129,520, respectively, and did impose fees of $337,288, and $11,942, respectively, of which $11,560, and $66,141, respectively, were unpaid as of December 31, 1997, for the Scudder Tax Free Money Market Series, and Scudder Government Money Market Series, respectively.

         For the Corporation's fiscal year ended December 31, 1996, management fees paid to the Adviser were $587,278 for the Tax Free Fund and $131,141 for the Government Fund. Had the Adviser not waived $150,102 of its management fee for the Government Fund, the total fee paid by the Government Fund would have been $281,243.

         Each Agreement also provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by each Fund in connection with matters to which the Agreement relates, provided that nothing in the agreement shall be deemed to protect or purport to protect against any liability to the Corporation, each Fund or each Fund's shareholders to which it would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of the duties, or by reason of reckless disregard of the obligations and duties hereunder.

         Any person, even though also employed by Scudder, who may be or become an employee of and paid by each Fund shall be deemed, when acting within the scope of his or her employment by each Fund, to be acting in such employment solely for each Fund and not as an agent of Scudder.

         Each Agreement will continue in effect from year to year provided such continuance is approved annually (i) by the holders of a majority of the respective Fund's outstanding voting securities or by the Corporation's Board of Directors and (ii) by a majority of the Directors of the Corporation who are not parties to the Agreement or "interested persons" (as defined in the 1940 Act) of any such party. Each of the Agreements may be terminated on 60 days' written notice by either party and will terminate automatically if assigned.

AMA InvestmentLink(SM) Program

         Pursuant to an Agreement between the Adviser and AMA Solutions, Inc., a subsidiary of the American Medical Association (the "AMA"), dated May 9, 1997, the Adviser has agreed, subject to applicable state regulations, to pay AMA Solutions, Inc. royalties in an amount equal to 5% of the management fee received by the Adviser with respect to assets invested by AMA members in Scudder funds in connection with the AMA InvestmentLink(SM) Program. The Adviser will also pay AMA Solutions, Inc. a general monthly fee, currently in the amount of $833. The AMA and AMA Solutions, Inc. are not engaged in the business of providing investment advice and neither is registered as an investment adviser or broker/dealer under federal securities laws. Any person who participates in the AMA InvestmentLink(SM) Program will be a customer of the Adviser (or of a subsidiary thereof) and not the AMA or AMA Solutions, Inc. AMA InvestmentLink(SM) is a service mark of AMA Solutions, Inc.

Personal Investments by Employees of the Adviser

         Employees of the Adviser are permitted to make personal securities transactions, subject to requirements and restrictions set forth in the
Adviser's Code of Ethics. The Code of Ethics contains provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of investment advisory clients such as the Funds. Among other things, the Code of Ethics, which generally complies with standards recommended by the Investment Company Institute's Advisory Group on Personal Investing, prohibits certain types of transactions absent prior approval, imposes time periods during which personal transactions may not be made in certain securities, and requires the submission of duplicate broker confirmations and monthly reporting of securities transactions. Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process. Exceptions to these and other provisions of the Code of Ethics may be granted in particular circumstances after review by appropriate personnel.

                                   DISTRIBUTOR

         Pursuant to a contract with the Corporation, Scudder Investor Services, Inc., Two International Place, Boston, Massachusetts 02110-4103, a subsidiary of the Adviser, serves as the Corporation's principal underwriter in connection with a continuous offering of shares of the Corporation. The Distributor may enter into agreements with other broker/dealers for the distribution of Fund shares. The Distributor receives no remuneration for its services as principal underwriter and is not obligated to sell any specific amount of Fund shares. As principal underwriter, it accepts purchase orders for shares of each Fund. In addition, the Underwriting Agreement obligates the Distributor to pay certain expenses in connection with the offering of the shares of each Fund. After the Prospectuses and periodic reports have been prepared, set in type and mailed to shareholders, the Distributor will pay for the printing and distribution of copies thereof used in connection with the offering to prospective investors. The Distributor will also pay for supplemental sales literature and advertising costs. The Distributor may enter into agreements with other broker dealers for the distribution of fund shares.

         The Corporation's underwriting agreement dated September 7, 1998, will remain in effect until September 30, 2000, and from year to year thereafter only if its continuance is approved annually by a majority of the members of the Board of Directors who are not parties to such agreement or interested persons of any such party and either by vote of a majority of the Board of Directors or a majority of the outstanding voting securities of the Corporation. The underwriting agreement was last approved by the Directors on July 30, 1999.

         Under the principal underwriting agreement, the Corporation is responsible for: the payment of all fees and expenses in connection with the preparation and filing with the SEC of its registration statement and prospectus and any amendments and supplements thereto; the registration and qualification of shares for sale in the various states, including registering the Corporation as a broker/dealer in various states as required; the fees and expenses of preparing, printing and mailing prospectuses annually to existing shareholders (see below for expenses relating to prospectuses paid by the Distributor), notices, proxy statements, reports or other communications to shareholders of a Fund; the cost of printing and mailing confirmations of purchases of shares and the prospectuses accompanying such confirmations; any issuance taxes and/or any initial transfer taxes; a portion of shareholder toll-free telephone charges and expenses of shareholder service representatives; the cost of wiring funds for share purchases and redemptions (unless paid by the shareholder who initiates the transaction); the cost of printing and postage of business reply envelopes; and a portion of the cost of computer terminals used by both the Corporation and the Distributor.

         The Distributor pays for printing and distributing prospectuses or reports prepared for its use in connection with the offering of the Funds' shares to the public and preparing, printing and mailing any other literature or advertising in connection with the offering of shares of a Fund to the public. The Distributor pays all fees and expenses in connection with its qualification and registration as a broker/dealer under federal and state laws, a portion of the cost of toll-free telephone service and expenses of shareholder service representatives, a portion of the cost of computer terminals, and expenses of any activity which is primarily intended to result in the sale of shares issued by each Fund, unless a Rule 12b-1 plan is in effect which provides that each Fund shall bear some or all of such expenses.

         Note: Although the Corporation does not currently have a 12b-1 Plan and the Directors have no current intention of adopting one, the Corporation will also pay those fees and expenses permitted to be paid or assumed by the Corporation pursuant to a 12b-1 Plan, if any, were adopted by the Corporation, notwithstanding any other provision to the contrary in the underwriting agreement.

         As agent the Distributor currently offers shares of each Fund on a continuous basis to investors in all states in which shares of each Fund may from time to time be registered or where permitted by applicable law. The underwriting agreement provides that the Distributor accepts orders for shares at net asset value as no sales commission or load is charged to the investor. The Distributor has made no firm commitment to acquire shares of either Fund.

                             DIRECTORS AND OFFICERS

         The principal occupations of the Directors and executive officers of the Corporation for the past five years are listed below.

                                                                                           Position with
                                                                                           Underwriter, Scudder
                                     Position with                                         Investor Services,
Name, Age and Address                Corporation            Principal Occupation*          Inc.
---------------------                -----------            ---------------------          ----


Kathryn L. Quirk (46)++              President              Managing Director of Scudder   Senior Vice President,
                                                            Kemper Investments, Inc.       Director and Clerk

Dr. Rosita P. Chang (44)             Director               Professor of Finance,          --
PACAP Research Center                                       University of Rhode Island
College of Business
Administration
University of Rhode Island
7 Lippitt Road
Kingston, RI  02881-0802

Dr. J. D. Hammond (65)               Director               Dean, Smeal College of         --
801 Business Administration                                 Business Administration,
Bldg.                                                       Pennsylvania State University
Pennsylvania State University
University Park, PA  16802

Edgar R. Fiedler (70)#               Director               Senior Fellow and Economic     --
50023 Brogden                                               Counselor, The Conference
Chapel Hill, NC  27514                                      Board, Inc.

Peter B. Freeman (67)                Director               Corporate Director and         --
100 Alumni Avenue                                           Trustee
Providence, RI  02906

Richard M. Hunt (72)                 Director               University Marshal and
University Marshal's Office                                 Senior Lecturer, Harvard
Wadsworth House                                             University
1341 Massachusetts Avenue
Harvard University
Cambridge, MA  02138

Thomas W. Joseph (60)+               Vice President and     Senior Vice President of       Vice President,
                                     Assistant Secretary    Scudder Kemper Investments,    Director, Treasurer and
                                                            Inc.                           Assistant Clerk

Frank J. Rachwalski, Jr.             Vice President         Managing Director of Scudder   --
(54)+++                                                     Kemper Investments, Inc.

Ann M. McCreary (42)                 Vice President         Senior Vice President of       --
                                                            Scudder Kemper Investments,
                                                            Inc.

                                       33

                                                                                           Position with
                                                                                           Underwriter, Scudder
                                     Position with                                         Investor Services,
Name, Age and Address                Corporation            Principal Occupation*          Inc.
---------------------                -----------            ---------------------          ----

John R. Hebble (41)+                 Treasurer              Senior Vice President of       --
                                                            Scudder Kemper Investments,
                                                            Inc.

John Millette (36)+                  Vice President and     Assistant Vice President of    --
                                     Secretary              Scudder Kemper Investments,
                                                            Inc. since September 1994;
                                                            previously employed by the
                                                            law firm Kaye, Scholer,
                                                            Fierman, Hays & Handler

Caroline Pearson (37)+               Assistant Secretary    Senior Vice President of       Clerk
                                                            Scudder Kemper Investments,
                                                            Inc.; Associate, Dechert
                                                            Price & Rhoads (law firm)
                                                            1989 to 1997



 *       All of the  Directors  and  Officers  have been  associated  with their respective companies for more than five years, but not necessarily in the same capacity.
 #       Messrs. Freeman and Fiedler are members of the Executive Committee.
 +       Address:  Two International Place, Boston, Massachusetts
 ++      Address:  345 Park Avenue, New York, New York
 +++     Address:  222 South Riverside Plaza, Chicago, Illinois

         Directors of the Corporation not affiliated with the Adviser receive from the Corporation an annual fee and a fee for each Board of Directors and Board Committee meeting attended and are reimbursed for all out-of-pocket expenses relating to attendance at such meetings. Directors who are affiliated with the Adviser do not receive compensation from the Corporation, but the Corporation may reimburse such Directors for all out-of-pocket expenses relating to attendance at meetings.

         As of August 31, 1999 the Directors and Officers of the Company, as a group, owned less than 1% of the outstanding shares of Scudder Tax Free Money Market Series (Institutional Shares) as of the commencement of operations.

         As of August 31, 1999 the Directors and Officers of the Company, as a group, owned less than 1% of the outstanding shares of Scudder Tax Free Money Market Series (Managed Shares).

         Certain accounts for which the Adviser acts as investment adviser owned 102,126,379 shares in the aggregate, or 89% of the outstanding shares of Scudder Tax Free Money Market Series (Managed Shares) on August 31, 1999. The Adviser may be deemed to be the beneficial owner of such shares but disclaims any beneficial ownership in such shares.

         Certain accounts for which the Adviser acts as investment adviser owned 31,506,345 shares in the aggregate, or 20.49% of the outstanding shares of Scudder Tax Free Money Market Series (Institutional Shares) on August 31, 1999. The Adviser may be deemed to be the beneficial owner of such shares but disclaims any beneficial ownership in such shares.

         As of August 31, 1999 the Directors and Officers of the Company, as a group, owned less than 1% of the outstanding shares of Scudder Government Money Market Series (Institutional Shares).

         As of August 31, 1999 the Directors and Officers of the Company, as a group, owned less than 1% of the outstanding shares of Scudder Government Money Market Series (Managed Shares) as of the commencement of operations.

         Certain accounts for which the Adviser acts as investment adviser owned 11,921,948 shares in the aggregate, or 16.19% of the outstanding shares of Scudder Government Money Market Series (Institutional Shares) on August 31, 1999. The Adviser may be deemed to be the beneficial owner of such shares but disclaims any beneficial ownership in such shares.

         As of August 31, 1999, the following shareholders held of record more than five percent of such Fund:



         Scudder Tax Free Money Market Series (Managed Shares) Turtle & Co. Sweep, P.O. Box 9427, Boston, MA 02209; Chase Manhattan Bank (Client Services), 1 Chase Manhattan Plaza, New York, NY 10005; Hare & Co., One Wall Street, New York, NY 10005 held of record 24.40%, 50.73% and 15.77%, respectively, of the outstanding shares of the Fund.

         Scudder Tax Free Money Market Series (Institutional Shares) Fiduciary Trust Company (held in the nominees) held of record 91.78% of the outstanding shares of the Fund.

         Scudder Government Money Market Series (Managed Shares) Chase Manhattan Bank (Client Services), 1 Chase Manhattan Plaza, New York, NY 10005; Citibank Private Banking, 1 Court Square, Long Island City, NY 11120 held of record 50% and 32.74%, respectively, of the outstanding shares of the Fund.

         Scudder Government Money Market Series (Institutional Shares) Fiduciary Trust Company (held in the nominees) held of record 99% of the outstanding shares of the Fund.

         As of August 31, 1999 no other persons, to the knowledge of management, owned of record or beneficially more than 5% of the outstanding shares of any Fund. To the extent that any of the above institutions is the beneficial owner of more than 25% of the outstanding Shares of the Corporation or a Fund, it may be deemed to be a "control" person of the Corporation of such Fund for purposes of the 1940 Act.

                                  REMUNERATION

Responsibilities of the Board -- Board and Committee Meetings

         The Board of Directors is responsible for the general oversight of each Fund's business. A majority of the Board's members are not affiliated with Scudder Kemper Investments, Inc. These "Independent Directors" have primary responsibility for assuring that each Fund is managed in the best interests of its shareholders.

         The Board of Directors meets at least quarterly to review the investment performance of each Fund and other operational matters, including policies and procedures designed to ensure compliance with various regulatory requirements. At least annually, the Independent Directors review the fees paid to the Adviser and its affiliates for investment advisory services and other administrative and shareholder services. In this regard, they evaluate, among other things, each Fund's investment performance, the quality and efficiency of the various other services provided, costs incurred by the Adviser and its affiliates and comparative information regarding fees and expenses of competitive funds. They are assisted in this process by each Fund's independent public accountants and by independent legal counsel selected by the Independent Directors.

         All the Independent Directors serve on the Committee on Independent Directors, which nominates Independent Directors and considers other related matters, and the Audit Committee, which selects each Fund's independent public accountants and reviews accounting policies and controls. In addition, Independent Directors from time to time have established and served on task forces and subcommittees focusing on particular matters such as investment, accounting and shareholder service issues.

Compensation of Officers and Directors

         The Independent Directors receive the following compensation from the Funds of Scudder Fund, Inc.: an annual Director's fee of $1,500; a fee of $150 for attendance at each Board Meeting, Audit Committee Meeting or other meeting held for the purposes of considering arrangements between the Corporation on behalf of each Fund and the Adviser or any affiliate of the Adviser; $150 for all other committee meetings; and reimbursement of expenses incurred for travel to and from Board Meetings. No additional compensation is paid to any Independent Director for travel time to meetings, attendance at directors'
educational  seminars  or  conferences,   service  on  industry  or  association
committees, participation as speakers at directors' conferences or service on special trustee task forces or subcommittees. Independent Directors do not receive any employee benefits such as pension or retirement benefits or health insurance. Notwithstanding the schedule of fees, the Independent Directors have in the past and may in the future waive a portion of their compensation.

         The Independent Directors also serve in the same capacity for other funds managed by the Adviser. These funds differ broadly in type and complexity and in some cases have substantially different Director fee schedules. The following table shows the aggregate compensation received by each Independent Director during 1998 from the Corporation and from all of the Scudder funds as a group. In 1998, the Directors of each Fund met six times.

Name                                           Scudder Fund, Inc.*                      All Scudder Funds
----                                           -------------------                      -----------------

Dr. Rosita P. Chang, Director                       $8,900                             $46,750 (27 funds)

Edgar R. Fiedler, Director**                        $0                                 $59,005 (40 funds)

Peter B. Freeman, Director                          $8,900                             $172,407 (49 funds)

Dr. J.D. Hammond, Director                          $8,900                             $50,430 (27 funds)

Richard M. Hunt, Director                           $8,900                             $51,265 (22 funds)

* Scudder Fund, Inc. consists of Scudder Money Market Series, Scudder Tax Free Money Market Series and Scudder Government Money Market Series.

** Mr. Fiedler received $19,335 through a deferred compensation program. As of December 31, 1998, Mr. Fiedler had a total of $243,692 accrued in a deferred compensation program for serving on the Board of Directors of the Corporation.

         Members of the Board of Directors who are employees of the Adviser or its affiliates receive no direct compensation from the Corporation, although they are compensated as employees of the Adviser, or its affiliates, as a result of which they may be deemed to participate in fees paid by each Fund.

                                      TAXES

         The Prospectuses for each class of shares of the Funds describe generally the tax treatment of distributions by the Corporation. This section of the Statement includes additional information concerning federal taxes.

         Qualification by each Fund as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), requires, among other things, that (a) at least 90% of the Fund's annual gross income, without offset for losses from the sale or other disposition of securities, be derived from interest, payments with respect to securities loans, dividends and gains from the sale or other disposition of securities or options thereon; or other income derived with respect to its business of investing in stock securities or currencies (b) the Fund diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash and cash items (including receivables), Government securities, securities of other regulated investment companies and other securities limited in respect of any one issuer to an amount not greater than 5% of the Fund's assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund's assets is invested in the securities of any one issuer (other than U.S. government securities or securities of other regulated investment companies), or of two or more issuers which the taxpayer controls and which are determined to be engaged in the same or similar trade or business. As a regulated investment company, each Fund generally will not be subject to federal income tax on its net investment income and net capital gains distributed to its shareholders, provided that it distributes to its stockholders at least 90% of its investment company taxable income (including net short-term capital gain) and at least 90% of the excess of its tax exempt interest income over attributable expenses earned in each year.

         If for any taxable year the Funds do not qualify for the special federal income tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal income tax at regular corporate rates (without any deduction for distributions to its shareholders).

         A 4% nondeductible excise tax will be imposed on a Fund (except the Tax Free Fund to the extent of its tax-exempt income) to the extent it does not meet certain minimum distribution requirements by the end of each calendar year. For this purpose, any income or gain retained by a Fund that is subject to income tax will be considered to have been distributed by year-end. In addition, dividends declared in October, November or December payable to shareholders of record on a specified date in such a month and paid in the following January will be treated as having been paid by each Fund and received by shareholders on December 31 of the calendar year in which the dividend was declared. Each Fund intends that it will timely distribute substantially all of its net investment income and net capital gains and, thus, expects not to be subject to the excise tax.

         Any gain or loss realized upon a sale or redemption of shares of a Fund by an individual shareholder who is not a dealer in securities generally will be long- or short-term capital gain or loss, depending on the shareholder's holding period for the shares. However, any loss realized by a shareholder upon the sale or redemption of shares of a Fund held for six months or less is treated as long-term capital loss to the extent of any long-term capital gain distribution received by the shareholder. Any loss realized by a shareholder upon the sale or redemption of shares of the Tax Free Fund held for six months or less is disallowed to the extent of any "exempt-interest" dividends received by the shareholder. Any loss realized on a sale or exchange of shares of a Fund will be disallowed to the extent shares of such Fund are re-acquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of.

         Dividends paid out of a Fund's investment company taxable income (which includes, among other items, dividends, interest and net short-term capital gains in excess of net long-term capital losses) will be taxable to a shareholder as ordinary income. Because no portion of a Fund's income is expected to consist of dividends paid by U. S. corporations, no portion of the dividends paid by a Fund is expected to be eligible for the corporate dividends-received deduction. Properly designated distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, are taxable to shareholders as long-term capital gains, regardless of how long the shareholder has held the Fund's shares, and are not eligible for the dividends-received deduction. Shareholders receiving distributions in the form of additional shares, rather than cash, generally will have a cost basis in each such share equal to the net asset value of a share of the Fund on the reinvestment date. Shareholders will be notified annually as to the U.S. federal tax status of distributions, and shareholders receiving distributions in the form of additional shares will receive a report as to the net asset value of those shares.

         The Tax Free Fund intends to qualify under the Code to pay "exempt-interest dividends" to its shareholders. The Fund will be so qualified if, at the close of each quarter of its taxable year, at least 50% of the value of its total assets consists of securities on which the interest payments are exempt from federal income tax. To the extent that dividends distributed by the Fund to its shareholders are derived from interest income exempt from federal income tax and are designated as "exempt-interest dividends" by the Fund, they will be excludable from the gross incomes of the shareholders for federal income tax purposes. "Exempt-interest dividends," however, must be taken into account by shareholders in determining whether their total incomes are large enough to result in taxation of up to 85 percent of their social security benefits and certain railroad retirement benefits. It should also be noted that tax-exempt interest on private activity bonds in which the Portfolio may invest generally is treated as a tax preference item for purposes of the alternative minimum tax for corporate and individual shareholders. The Fund will inform shareholders annually as to the portion of the distributions from the Fund which constituted "exempt-interest dividends."

         Investments by a Fund in zero coupon or other original issue discount securities (other than tax-exempt securities) will result in income to the Fund equal to a portion of the excess of the face value of the securities over their issue price (the "original issue discount") each year that the securities are held, even though the Fund receives no cash interest payments. This income is included in determining the amount of income which a Fund must distribute to maintain its status as a regulated investment company and to avoid the payment of federal income tax and the 4% excise tax.

         Gain derived by a Fund from the disposition of any market discount bonds (i.e., bonds purchased other than at original issue, where the face value of the bonds exceeds their purchase price), including tax-exempt market discount bonds, held by the Fund will be taxed as ordinary income to the extent of the accrued market discount on the bonds, unless the Fund elects to include the market discount in income as it accrues.

         Under the Code, a shareholder may not deduct that portion of interest on indebtedness incurred or continue to purchase or carry shares of an investment company paying exempt interest dividends (such as those of the Tax Free Fund) which bears the same ratio to the total of such interest as the exempt-interest dividends bear to the total dividends (excluding net capital gain dividends) received by the shareholder. In addition, under rules issued by the Internal Revenue Service for determining when borrowed funds are considered to be used to purchase or carry particular assets, the purchase of shares may be considered to have been made with borrowed funds even though the borrowed funds are not directly traceable to such purchase.

         Each Fund may be required to withhold U.S. federal income tax at the rate of 31% of all taxable distributions (other than redemption proceeds, provided the Fund maintains a constant net asset value per share) payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or if the Fund has been notified by the Internal Revenue Service that they are subject to backup withholding. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability.

         The tax consequences to a foreign shareholder of an investment in a Fund may be different from those described herein. Foreign shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund.

         Fund shareholders may be subject to state and local taxes on their Fund distributions, including distributions from the Tax Free Fund. In many states, Fund distributions which are derived from interest on certain U.S. Government obligations are exempt from taxation. Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund. Persons who may be "substantial users" (or "related persons" of substantial users) of facilities financed by industrial development bonds should consult their tax advisers before purchasing shares of the Tax Free Fund. The term "substantial user" generally includes any "non-exempt person" who regularly uses in his or her trade or business a part of a facility financed by industrial development bonds. Generally, an individual will not be a "related person" of a substantial user under the Code unless the person or his or her immediate family owns directly or indirectly in the aggregate more than a 50% equity interest in the substantial user.

                             PORTFOLIO TRANSACTIONS

Brokerage Commissions

         Allocation of brokerage is supervised by the Adviser.

         The primary objective of the Adviser in placing orders for the purchase and sale of securities for the Funds is to obtain the most favorable net results, taking into account such factors as price, commission where applicable, size of order, difficulty of execution and skill required of the executing broker/dealer. The Adviser seeks to evaluate the overall reasonableness of brokerage commissions paid (to the extent applicable) through the familiarity of the Distributor with commissions charged on comparable transactions, as well as by comparing commissions paid by the Funds to reported commissions paid by others. The Adviser routinely reviews commission rates, execution and settlement services performed and makes internal and external comparisons.

         The Funds' purchases and sales of fixed-income securities are generally placed by the Adviser with primary market makers for these securities on a net basis, without any brokerage commission being paid by the Funds. Trading does, however, involve transaction costs. Transactions with dealers serving as primary market makers reflect the spread between the bid and asked prices. Purchases of underwritten issues may be made, which will include an underwriting fee paid to the underwriter.

         When it can be done consistently with the policy of obtaining the most favorable net results, it is the Adviser's practice to place such orders with broker/dealers who supply brokerage and research services to the Adviser or the Funds. The term "research services" includes advice as to the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities or purchasers or sellers of securities; and analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. The Adviser is authorized when placing portfolio transactions, if applicable, for the Funds to pay a brokerage commission in excess of that which another broker might charge for executing the same transaction on account of execution services and the receipt of research services. The Adviser has negotiated arrangements, which are not applicable to most fixed-income transactions, with certain broker/dealers pursuant to which a broker/dealer will provide research services, to the Adviser or the Funds in exchange for the direction by the Adviser of brokerage transactions to the broker/dealer. These arrangements regarding receipt of research services generally apply to equity security transactions. The Adviser will not place orders with a broker/dealer on the basis that the broker/dealer has or has not sold shares of the Funds. In effecting transactions in over-the-counter securities, orders are placed with the principal market makers for the security being traded unless, after exercising care, it appears that more favorable results are available elsewhere.

         To the maximum extent feasible, it is expected that the Adviser will place orders for portfolio transactions through the Distributor, which is a corporation registered as a broker/dealer and a subsidiary of the Adviser; the Distributor will place orders on behalf of the Funds with issuers, underwriters or other brokers and dealers. The Distributor will not receive any commission, fee or other remuneration from the Funds for this service.

         Although certain research services from broker/dealers may be useful to the Funds and to the Adviser, it is the opinion of the Adviser that such information only supplements the Adviser's own research effort since the information must still be analyzed, weighed, and reviewed by the Adviser's staff. Such information may be useful to the Adviser in providing services to clients other than the Funds, and not all such information is used by the Adviser in connection with the Funds. Conversely, such information provided to the Adviser by broker/dealers through whom other clients of the Adviser effect securities transactions may be useful to the Adviser in providing services to the Funds.

         The Directors review, from time to time, whether the recapture for the benefit of the Funds of some portion of the brokerage commissions or similar fees paid by the Fund on portfolio transactions is legally permissible and advisable.

         Money market instruments are normally purchased in principal transactions directly from the issuer or from an underwriter or market maker. There usually are no brokerage commissions paid by a Fund for such purchases. During the last three fiscal years each Fund paid no portfolio brokerage commissions. Purchases from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers will include the spread between the bid and asked prices.

                                 NET ASSET VALUE

         Net asset value per share for each class of each Fund is determined by Scudder Fund Accounting Corporation, a subsidiary of the Adviser, on each day the Exchange is open for trading. The net asset value per share of the Government Fund is determined at 4:00 p.m., and at 2:00 p.m. for the Tax Free Fund. The Exchange normally is closed on the following national holidays: New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively. The net asset value per share of each class is computed by dividing the value of the total assets attributable to a specific class, less all liabilities attributable to that class, by the total number of outstanding shares of that class. The valuation of each Fund's portfolio securities is based upon their amortized cost which does not take into account unrealized securities gains or losses. This method involves initially valuing an instrument at its cost and thereafter amortizing to maturity any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price each Fund would receive if it sold the instrument. During periods of declining interest rates, the quoted yield on shares of each Fund may tend to be higher than a like computation made by a fund with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio instruments. Thus, if the use of amortized cost by each Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in each Fund would be able to obtain a somewhat higher yield if he purchased shares of each Fund on that day than would result from investment in a fund utilizing solely market values, and existing investors in each Fund would receive less investment income. The converse would apply in a period of rising interest rates. Other securities and assets for which market quotations are not readily available are valued in good faith at fair value using methods determined by the Directors and applied on a consistent basis. For example, securities with remaining maturities of more than 60 days for which market quotations are not readily available are valued on the basis of market quotations for securities of comparable maturity, quality and type. The Directors review the valuation of each Fund's securities through receipt of regular reports from the Adviser at each regular Directors' meeting. Determinations of net asset value made other than as of the close of the Exchange may employ adjustments for changes in interest rates and other market factors.

                             ADDITIONAL INFORMATION

Experts

         The financial highlights of each Fund included in the Institutional Shares, the Premium Shares, and the Managed Shares prospectuses and the Financial Statements incorporated by reference in this Statement of Additional Information have been so included or incorporated by reference in reliance on the report of PricewaterhouseCoopers LLP, One International Place, Boston, MA 02110, independent accountants, and given on the authority of that firm as experts in accounting and auditing. PricewaterhouseCoopers LLP is responsible for performing annual audits of the financial statements and financial highlights of each Fund in accordance with generally accepted auditing standards and the preparation of federal tax returns.

Other Information

         The CUSIP number of the Scudder Managed Tax Free Money Market Shares is         811149301

         The CUSIP number of the Scudder Institutional Tax Free Money Market Shares is   811149855

         The CUSIP number of the Scudder Managed Government Money Market Shares is       811149103

         The CUSIP number of the Scudder Institutional Government Money Market Shares is 811149848

         Each Fund has a fiscal year end of May 31.

         The law firm of Dechert Price & Rhoads is counsel to the Funds.

         Portfolio securities of each Fund are held separately, pursuant to separate custodian agreements, by State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02101 as custodian.

         Information enumerated below is provided at the Fund level since each Fund consisted of one class of shares (which class was redesignated as the Managed Shares Class) on December 31, 1998.

         Scudder Fund Accounting Corporation ("SFAC"), Two International Place, Boston, Massachusetts 02110-4103, a subsidiary of the Adviser, computes net asset value for the Funds. Each Fund pays SFAC an annual fee equal to 0.0200% of the first $150 million of average daily net assets, 0.0060% of such assets in excess of $150 million and 0.0035% of such assets in excess of $1 billion, plus holding and transaction charges for this service. For the Scudder Government Money Market Series, for the five month period ended May 31, 1999 and the years ended December 31, 1998, 1997, and 1996, Scudder Fund Accounting Corporation's fee amounted to $24,774, $36,129, $109,482 and $23,477, respectively, of which $9,685 was unpaid at May 31, 1999. For the Scudder Tax Free Money Market Series, for the five month period ended May 31, 1999 and the years ended December 31, 1998, 1997, and 1996, Scudder Fund Accounting Corporation's fee amounted to $16,625, $44,002, $51,695 and $23,477, respectively, of which $6,650 was unpaid at December 31, 1998.

         Scudder Service Corporation (the "Service Corporation"), P.O. Box 2291, Boston, Massachusetts 02107-2291, a subsidiary of the Adviser, is the transfer, dividend-paying and shareholder service agent for the Corporation and as such performs the customary services of a Transfer Agent and dividend disbursing agent. These services include, but are not limited to: (i) receiving for acceptance in proper form orders for the purchase or redemption of Fund shares and promptly effecting such orders; (ii) recording purchases of Fund shares and, if requested, issuing stock certificates; (iii) reinvesting dividends and distributions in additional shares or transmitting payments therefor; (iv) receiving for acceptance in proper form transfer requests and effecting such transfers; (v) responding to shareholder inquiries and correspondence regarding shareholder account status; (vi) reporting abandoned property to the various states; and (vii) recording and monitoring daily the issuance in each state of shares of each Fund of the Corporation. Effective October 1, 1995, the Service Corporation applies an aggregate minimum annual fee of $220,000 for servicing shareholder accounts. The minimum monthly charge to the Fund shall be the pro rata portion of the aggregate annual fee, determined by dividing such aggregate annual fee by the number of Funds of the Corporation. An account activity fee of $16.00 per year shall be charged for any account which at any time during any month had a share balance in any Fund of the Corporation. When the Fund's monthly activity charges do not equal or exceed the minimum monthly charge, the minimum will be charged.

         Each Fund, on behalf of its Managed Shares, may enter into arrangements with banks and other institutions which are omnibus account holders of shares of the Managed Shares class providing for the payment of fees to the institution for servicing and maintaining accounts of beneficial owners of the omnibus account. Such payments are expenses of the Managed Shares class only. For the five months ended May 31, 1999, the amount the Adviser paid to certain banks and institutions on behalf of Government Money Market Series and Tax Free Money Market Series aggregated $8,500 and $55,000, respectively. For the fiscal year ended December 31, 1998, the amount paid to certain banks and institutions on behalf of Government Money Market Series and Tax Free Money Market Series aggregated $21,817 and $186,935, respectively. For the period from July 7, 1997 to December 31, 1997, the amount paid to certain banks and institutions on behalf of Government Money Market Series and Tax Free Money Market Series aggregated $17,786 and $51,279, respectively.



         The Directors of the Corporation have considered the appropriateness of using this combined Statement of Additional Information for the Funds. There is a possibility that a Fund might become liable for any misstatement, inaccuracy, or incomplete disclosure in this Statement of Additional Information concerning another Fund.

         The Funds' Prospectuses and this Statement of Additional Information omit certain information contained in the Registration Statement and its amendments which the Corporation has filed with the SEC under the Securities Act of 1933 and reference is hereby made to the Registration Statement for further information with respect to the Corporation and the securities offered hereby. The Registration Statement and its amendments are available for inspection by the public at the SEC in Washington, D.C.

                              FINANCIAL STATEMENTS

         The financial statements, including the investment portfolios of the Funds, together with the Report of Independent Accountants, Financial Highlights, notes to financial statements in the Annual Reports to the Shareholders of the Funds dated May 31, 1999, and the unaudited semiannual report are incorporated herein by reference and are hereby deemed to be a part of this Statement of Additional Information.

         On November 13, 1998, the Corporation's Board of Directors approved a change in the Funds' fiscal year end from December 31 to May 31, effective May 31, 1999.

                                    APPENDIX

         The following is a description of the ratings given by Moody's, S&P and Fitch to corporate and municipal bonds, corporate and municipal commercial paper and municipal notes.

Corporate and Municipal Bonds

         Moody's: The four highest ratings for corporate and municipal bonds are "Aaa," "Aa," "A" and "Baa." Bonds rated "Aaa" are judged to be of the "best quality" and carry the smallest degree of investment risk. Bonds rated "Aa" are of "high quality by all standards," but margins of protection or other elements make long-term risks appear somewhat greater than "Aaa" rated bonds. Bonds rated "A" possess many favorable investment attributes and are considered to be upper medium grade obligations. Bonds rated "Baa" are considered to be medium grade obligations, neither highly protected nor poorly secured. Moody's applies numerical modifiers 1, 2 and 3 in each rating category from "Aa" through "Baa" in its rating system. The modifier 1 indicates that the security ranks in the higher end of the category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end.

         S&P: The four highest ratings for corporate and municipal bonds are "AAA," "AA," "A" and "BBB." Bonds rated "AAA" have the highest ratings assigned by S&P and have an extremely strong capacity to pay interest and repay principal. Bonds rated "AA" have a "very strong capacity to pay interest and repay principal" and differ "from the higher rated issues only in small degree." Bonds rated "A" have a "strong capacity" to pay interest and repay principal, but are "somewhat more susceptible to" adverse effects of changes in economic conditions or other circumstances than bonds in higher rated categories. Bonds rated "BBB" are regarded as having an "adequate capacity" to pay interest and repay principal, but changes in economic conditions or other circumstances are more likely to lead a "weakened capacity" to make such payments. The ratings from "AA" to "BBB" may be modified by the addition of a plus or minus sign to show relative standing within the category.

         Fitch: The four highest ratings of Fitch for corporate and municipal bonds are "AAA," "AA," "A" and "BBB." Bonds rated "AAA" are considered to be investment-grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events. Bonds rated "AA" are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F1+." Bonds rated "A" are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher rates. Bonds rated "BBB" are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse effects on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with greater ratings.

Corporate and Municipal Commercial Paper

         Moody's: The highest rating for corporate and municipal commercial paper is "P-1" (Prime-1). Issuers rated "P-1" have a "superior ability for repayment of senior short-term obligations."

         S&P: The "A-1" rating for corporate and municipal commercial paper indicates that the "degree of safety regarding timely payment is strong." Commercial paper with "overwhelming safety characteristics" will be rated "A-1+."

         Fitch: The rating "F-1" is the highest rating assigned by Fitch. Among the factors considered by Fitch in assigning this rating are: (1) the issuer's liquidity; (2) its standing in the industry; (3) the size of its debt; (4) its ability to service its debt; (5) its profitability; (6) its return on equity;
(7) its alternative sources of financing; and (8) its ability to access the capital markets. Analysis of the relative strength or weakness of these factors and others determines whether an issuer's commercial paper is rated "F-1."

Municipal Notes

         Moody's: The highest ratings for state and municipal short-term obligations are "MIG 1," "MIG 2," and "MIG 3" (or "VMIG 1," "VMIG 2" and "VMIG 3" in the case of an issue having a variable rate demand feature). Notes rated "MIG 1" or "VMIG 1" are judged to be of the "best quality." Notes rated "MIG 2" or "VMIG 2" are of "high quality," with margins or protection "ample although not as large as in the preceding group." Notes rated "MIG 3" or "VMIG 3" are of "favorable quality," with all security elements accounted for but lacking the strength of the preceding grades.

         S&P: The "SP-1" rating reflects a "very strong or strong capacity to pay principal and interest." Notes issued with "overwhelming safety characteristics" will be rated "SP-1+." The "SP-2" rating reflects a "satisfactory capacity" to pay principal and interest.

         Fitch:   The  highest  ratings  for  state  and  municipal   short-term
obligations are "F-1+," "F-1," and "F-2."